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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786

                          Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2016 through June 30, 2016


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                             Pioneer Bond VCT Portfolio -- Class I and II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      8

  Financial Statements                                                        35

  Notes to Financial Statements                                               40

  Trustees, Officers and Service Providers                                    53

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/16
--------------------------------------------------------------------------------

Portfolio Diversification*
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                                                 43.0%
U.S. Corporate Bonds                                                       26.2%
Collateralized Mortgage Obligations                                        14.4%
International Corporate Bonds                                               7.4%
Senior Secured Loans                                                        4.1%
Asset Backed Securities                                                     2.0%
Mutual Fund                                                                 0.8%
Temporary Cash Investment                                                   0.8%
U.S. Preferred Stocks                                                       0.6%
Municipal Bonds                                                             0.5%
Convertible Preferred Stocks                                                0.1%
Foreign Government Bonds                                                    0.1%

* Includes investments in insurance linked securities totaling 0.0%+ of total investment portfolio.

+    Amount rounds to less than 0.1%.

Five Largest Holdings
(As a percentage of total long--term holdings)*

--------------------------------------------------------------------------------
1. U.S. Treasury Bills, 7/14/16                                            3.94%
--------------------------------------------------------------------------------
2. U.S. Treasury Note, Floating
   Rate Note, 7/31/17                                                      2.81
--------------------------------------------------------------------------------
3. U.S. Treasury Note, Floating
   Rate Note, 4/30/18                                                      2.75
--------------------------------------------------------------------------------
4. U.S. Treasury Note, Floating
   Rate Note, 10/31/17                                                     2.28
--------------------------------------------------------------------------------
5. U.S. Treasury Inflation Indexed
   Bonds, 0.75%, 2/15/45                                                   1.43
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                           6/30/16            12/31/15
    Class I                                         $11.14              $10.83
    Class II                                        $11.16              $10.85

                                  Net
Distributions per Share           Investment     Short-Term        Long-Term
(1/1/16 - 6/30/16)                Income         Capital Gains     Capital Gains
    Class I                       $0.1464        $ --              $0.0053
    Class II                      $0.1329        $ --              $0.0053

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Bond VCT Portfolio at net asset value during the periods shown, compared to that of the Barclays Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Pioneer Bond VCT          Pioneer Bond VCT          Barclays US Aggregate
                Portfolio Class I         Portfolio Class II        Bond Index
6/06            $10,000                   $10,000                   $10,000
6/07            $10,618                   $10,592                   $10,612
6/08            $11,400                   $11,344                   $11,368
6/09            $12,048                   $11,959                   $12,055
6/10            $13,849                   $13,712                   $13,200
6/11            $14,775                   $14,609                   $13,715
6/12            $15,735                   $15,529                   $14,741
6/13            $16,321                   $16,075                   $14,639
6/14            $17,361                   $17,053                   $15,279
6/15            $17,668                   $17,299                   $15,563
6/16            $18,414                   $17,986                   $16,497

The Barclays Aggregate Bond Index is an unmanaged, market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

--------------------------------------------------------------------------------
                                                              Barclays Aggregate
                                Class I        Class II*              Bond Index
--------------------------------------------------------------------------------
10 years                          6.30%            6.05%                   5.13%
5 years                           4.50%            4.25%                   3.76%
1 year                            4.22%            3.97%                   6.00%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

* Class II shares commenced operations on November 9, 2007. Performance shown for periods prior to the inception of Class II shares on November 9, 2007 is based on the performance of Class I shares reduced to reflect the higher expenses of Class II shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                   $1,000.00          $1,000.00
Ending Account Value on 6/30/16                     $1,042.90          $1,041.50
Expenses Paid During Period*                        $    3.15          $    4.42

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.62% and 0.87% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                   $1,000.00          $1,000.00
Ending Account Value on 6/30/16                     $1,021.78          $1,020.59
Expenses Paid During Period*                        $    3.12          $    4.37

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.62% and 0.87% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

After a rough start, the more credit-sensitive parts of the domestic fixed-income market rebounded in performance in the second half of the six-month period ended June 30, 2016, while Treasuries and other government securities continued to benefit from declining market interest rates. In the following interview, Kenneth J. Taubes and Charles Melchreit review the factors that affected the performance of Pioneer Bond VCT Portfolio during the six-month period. Mr. Taubes, Executive Vice President, Chief Investment Officer, US, and a portfolio manager at Pioneer Investments, is responsible for the daily management of the Portfolio, along with Mr. Melchreit, Director of Investment-Grade Management, a senior vice president, and a portfolio manager at Pioneer.

Q: How did the Portfolio perform during the six-month period ended June 30, 2016?

A: Pioneer Bond VCT Portfolio's Class I shares returned 4.29% at net asset value during the six-month period ended June 30, 2016, and Class II shares returned 4.15%, while the Portfolio's benchmark, the Barclays Aggregate Bond Index (the Barclays Index), returned 5.31%. During the same period, the average return of the 17 variable portfolios in Lipper's Corporate Debt A-Rated Underlying Funds category was 5.14%.

Q: How would you describe the investment environment in the fixed-income markets during the six-month period ended June 30, 2016, and how did you position the portfolio against that backdrop?

A: The challenging conditions that had battered the credit-sensitive sectors of the fixed-income market during the second half of 2015 persisted for the first six weeks of 2016. Sharp declines in energy prices created worries about the health of the overall industrials sector. That, in turn, led to a reduction in capital expenditures and raised concerns of a potential global recession. At the same time, the US Federal Reserve's (the Fed's) decision to hike short-term interest rates, albeit modestly, in December 2015 stoked fears that additional tightening of monetary policy was on the horizon, which could act as a brake on the already modest pace of domestic economic growth. During the early part of the period, stock prices declined, while corporate bonds underperformed Treasuries, despite recording some price gains.

     We were less pessimistic than the overall market, as we believed the outlook for the energy sector was more positive, and thought it unlikely that the United States would fall into recession. We also saw upside potential in Europe and believed there were early signs of economic stabilization in China and the emerging markets. Because of those views, we maintained the Portfolio's overweighted position in corporate debt, while underweighting Treasuries and other government securities.

     In February (February 11, to be exact), the equity market bottomed before starting to rise again. Energy prices began stabilizing and then began to increase. The yield spreads on corporate debt finally began to tighten, leading to better price performance than that of Treasuries. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.) High-yield corporates led the post-February 11 advance in the fixed-income market, but investment-grade corporates and asset-backed securities (ABS) also performed well as investors recognized the unusual value available and the wide yield advantages risk-related assets held over low-risk government debt. The credit-sensitive sectors continued to recover in price over most of the period's final four months.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

     Two developments in June briefly reversed the upward market trends. The first development was an unexpectedly weak job-creation report in the US for May, which caused new worries about the possibility of an economic downturn. That led to declines in stock prices and outperformance by Treasuries in the fixed-income markets. Then, in a referendum on June 23, a majority of British voters supported a plan ("Brexit") to exit the European Union. Risk-related assets immediately went into a tailspin, but the declines were short-lived and the rally in stocks and credit-sensitive securities, especially on the domestic front, resumed within a few days and continued through the end of six-month period. At the same time, the rally in US Treasuries continued, as international investors allocated additional money to the United States in light of the uncertainty in Europe created by the Brexit vote. After a brief leveling off, the US dollar (USD) also began strengthening against foreign currencies once again, as investors balked at the negative interest rates offered by sovereign bonds of several European nations as well as Japan.

     Overall, it was an unusual period for the fixed-income markets, especially the last four and a half months from February 11 through June 30. Treasury yields fell across the yield curve, with the greatest declines occurring on the long- and intermediate-term parts, a development that fueled the rally in the prices of Treasuries and other government debt. (The yield curve is a graphic expression of the differences in yields of bonds with different maturities.)

     During the six-month period, for example, the yield on the 30-year Treasury declined from 3.02% to 2.29%; the yield on the 10-year Treasury dipped from 2.27% to 1.47%; and the two-year Treasury yield fell from 1.05% to 0.58%. At the same time, credit-sensitive debt rallied on the increasing recognition by the market that economic growth in the United States was sustainable, and that the Fed was not likely to act too aggressively with regard to raising short-term interest rates (which would have the effect of increasing the cost of corporate borrowing). While the market consensus at the beginning of 2016 was that the Fed would likely raise short-term rates four times during the calendar year, by the end of the six-month period, the consensus had changed to an expectation of zero rate hikes this year, with a single rate move still seen as a possibility.

Q: What factors had the greatest influence on the Portfolio's performance relative to the benchmark Barclays Index during the six-month period ended June 30, 2016?

A: The Portfolio's underperformance of the Barclays Index during the period derived mainly from a short-duration position, as market interest rates declined and longer-duration portfolios outperformed over the six months. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.) We had positioned the Portfolio to protect assets should interest rates rise, but, as noted earlier, rates fell over the six-month period, and so the short-duration positioning (-1.2 years on average, compared with the Barclays Index) detracted from benchmark-relative results. The negative effects on relative performance of the Portfolio's duration positioning were offset in part by good positioning along the yield curve, as we overweighted 30-year bonds and underweighted two-year and five-year securities. Unfortunately, those positives were not enough to make up for the underperformance cause by the shorter-duration stance.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

     On the positive side, the Portfolio's sector allocations generally supported benchmark-relative results and partially made up for the effects of the short-duration positioning. Relative to the Barclays Index, we overweighted the Portfolio to industrials and underweighted Treasuries, and each of those allocations contributed to benchmark-relative returns. The Portfolio's out-of-benchmark exposure to floating-rate bank loans likewise contributed positively to relative performance.

     However, our emphasis on debt from the financial industry - and especially our focus on subordinated debt positioned relatively lower in the capital structure - detracted from benchmark-relative results. This was particularly the case when the results of the Brexit vote raised concerns about potentially negative effects on bank credit.

     As of June 30, 2016, the effective duration of the Portfolio's investments was 4.46 years. By sector, the largest Portfolio allocations were to US government securities (43%), followed by US corporate bonds (26%), and then collateralized mortgage obligations (roughly 14%).

Q: Did the Portfolio have any investments in derivative securities during the six-month period ended June 30, 2016? If so, did the derivatives have a material effect on benchmark-relative performance?

A: The Portfolio's primary derivatives exposure during the period was to Treasury futures contracts, which we used as part of our effort to maintain a relatively short duration. Because the short-duration positioning detracted from benchmark-relative performance, the exposure to Treasury futures held back the Portfolio's results. The Portfolio also had some investments in credit default swaps as part of a strategy to increase exposure to the credit sectors during the six-month period. That exposure aided benchmark-relative performance during the period.

Q: What factors affected the Portfolio's yield during the six-month period ended June 30, 2016?

A: As the yields on securities in all parts of the fixed-income market declined during the period, the Portfolio's level of current income fell, causing a reduction in the Portfolio's yield.

Q:   What is your investment outlook?

A: We continue to have an optimistic view of the fundamental strength of the domestic economy, and we have a positive opinion about the fixed-income credit markets. However, we think the capital markets may be volatile as investors react to events.

     One of the major factors that could cause market volatility is the Brexit vote. We do not yet know how the vote will affect government policy in Europe, or the real economy, but we do think Brexit-related developments will cause continuous waves of market volatility. The most likely immediate impact of Brexit is weaker growth and, potentially, a recession in the United Kingdom, although we anticipate there should be minimal impact on the US economy. The US presidential election also could affect investor sentiment as the year progresses.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise.

Investments in the Portfolio are subject to possible loss due to the financial failure of the issuers of the underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

Investments in high-yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

The securities issued by U.S. Government-sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to prepayments.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

     We anticipate that the domestic economy should continue on its present trajectory of stable growth, with gross domestic product (GDP) expanding at around 2.00% during 2016, supported by sustained improvements in personal consumption. While some observers worry about the slow pace of job creation in the economy, we take a different view. We believe the recent slowing of new-job creation is an indication of a tight labor market as well as the presence of a relatively small number of qualified workers in the economy, rather than a sign of an overall hiring slowdown. The stabilization of energy prices also reduces risk, and we believe energy supply/demand relationships should be more in balance by the end of the year, following a long period during which supply outstripped demand.

     The moderate growth of the US economy, combined with slow expansion of the labor market, probably means that the Fed can leave short-term interest rates "lower for longer." While we think the Fed would like to raise rates from current, extraordinarily low levels, we think it will act cautiously and may increase rates just once during 2016.

Please refer to the Schedule of Investments on pages 8 to 34 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal    Floating
Amount ($)    Rate (b)                                                                                                  Value
                          PREFERRED STOCK - 0.0%+
                          Diversified Financials - 0.0%+
                          Asset Management & Custody Banks - 0.0%+
      2,500       5.35    State Street Corp., Floating Rate Note, 12/31/49 (Perpetual)                           $     67,100
                                                                                                                 ------------
                          TOTAL PREFERRED STOCK
                          (Cost $62,500)                                                                         $     67,100
                                                                                                                 ------------
                          CONVERTIBLE PREFERRED STOCK - 0.2%
                          Banks - 0.2%
                          Diversified Banks - 0.2%
       155                Wells Fargo & Co., 7.5% (Perpetual)                                                    $    201,376
                                                                                                                 ------------
                          TOTAL CONVERTIBLE PREFERRED STOCK
                          (Cost $152,770)                                                                        $    201,376
                                                                                                                 ------------
                          ASSET BACKED SECURITIES - 2.2%
                          Food & Staples Retailing - 0.0%+
                          Food Retail - 0.0%+
     47,563               CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)                                  $     47,600
                                                                                                                 ------------
                          Total Food & Staples Retailing                                                         $     47,600
                                                                                                                 ------------
                          Health Care Equipment & Services - 0.1%
                          Health Care Distributors - 0.1%
    100,000               OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)                         $    101,030
                                                                                                                 ------------
                          Total Health Care Equipment & Services                                                 $    101,030
                                                                                                                 ------------
                          Banks - 1.6%
                          Thrifts & Mortgage Finance - 1.6%
    100,000               American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)                                 $    102,319
     40,000               Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)                            40,300
    105,000               Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)                111,868
    100,000               BCC Funding Corp X, 3.622%, 11/20/20 (144A)                                                 100,652
     21,377       1.20    Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35           21,234
     14,569       0.94    Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36             14,268
     97,181               Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)                                98,929
     75,738       4.79    Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35                          76,420
     49,261               Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)                                 49,600
     11,837       0.75    GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)                         11,298
     39,965               Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)                                              37,809
    100,000               Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)                                       99,976
      8,002               Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41                        8,264
     63,724       1.15    New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35                       63,339
     34,151       0.71    Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4,
                          Floating Rate Note, 11/25/35                                                                 33,957
     15,806       0.70    RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)                               15,640
     99,417               Store Master Funding I LLC, 3.75%, 4/20/45 (144A)                                            96,634
     13,258       0.67    Structured Asset Securities Corp., Mortgage Loan Trust 2006-GEL4,
                          Floating Rate Note, 10/25/36 (144A)                                                          13,186
      1,703               Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)                                     1,749
     17,681       1.39    Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34                     17,264
     56,581               Terwin Mortgage Trust Series TMTS 2005-16HE, 4.3072%, 9/25/36 (Step)                         57,844
     40,000               United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)                        39,272
    100,000               VB-S1 Issuer LLC, 3.065%, 6/15/46 (144A)                                                    100,000
    171,183               VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)                                              171,427

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Thrifts & Mortgage Finance - (continued)
     76,303               VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)                                          $     75,776
    167,699               VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)                                              167,116
     38,837               Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)                                               38,582
    100,000               Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)                         100,606
                                                                                                                 ------------
                                                                                                                 $  1,765,329
                                                                                                                 ------------
                          Total Banks                                                                            $  1,765,329
                                                                                                                 ------------
                          Diversified Financials - 0.4%
                          Other Diversified Financial Services - 0.1%
     99,989               AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)                       $    101,092
        189               CNH Equipment Trust 2013-A, 0.69%, 6/15/18                                                      189
                                                                                                                 ------------
                                                                                                                 $    101,281
                                                                                                                 ------------
                          Specialized Finance - 0.2%
    124,375               Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)                              $    126,343
     70,815               Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)                                     72,883
     38,909               JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)                                                40,457
                                                                                                                 ------------
                                                                                                                 $    239,683
                                                                                                                 ------------
                          Asset Management & Custody Banks - 0.1%
     65,598               NewStar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)                     $     65,405
                                                                                                                 ------------
                          Total Diversified Financials                                                           $    406,369
                                                                                                                 ------------
                          Telecommunication Services - 0.1%
                          Wireless Telecommunication Services - 0.1%
    150,000       3.87    Small Business Administration Participation Certificates,
                          Floating Rate Note, 10/15/49 (144A)                                                    $    153,501
                                                                                                                 ------------
                          Total Telecommunication Services                                                       $    153,501
                                                                                                                 ------------
                          TOTAL ASSET BACKED SECURITIES
                          (Cost $2,454,752)                                                                      $  2,473,829
                                                                                                                 ------------
                          COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
                          Banks - 14.3%
                          Diversified Banks - 0.1%
    150,000               COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53                                 $    164,298
                                                                                                                 ------------
                          Thrifts & Mortgage Finance - 14.2%
    156,242       3.50    Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)                    $    159,853
     76,009       3.50    Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/27/45 (144A)                          78,260
    105,327       3.50    Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)                         108,306
    230,798       3.50    Agate Bay Mortgage Trust 2015-7, Floating Rate Note, 10/25/45 (144A)                        236,045
    183,590       3.50    Agate Bay Mortgage Trust 2016-1, Floating Rate Note, 12/25/45 (144A)                        187,534
    100,000       2.64    BAMLL Commercial Mortgage Securities Trust 2014-FL1,
                          Floating Rate Note, 12/17/31 (144A)                                                          98,762
    100,000       2.15    BAMLL Commercial Mortgage Securities Trust 2015-ASHF,
                          Floating Rate Note, 1/18/28 (144A)                                                           99,936
    200,000       2.69    BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)                         195,755
     10,218               Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35                                       10,364
     33,900               Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34                                        34,488
    100,000               CCRESG Commercial Mortgage Trust 2016-HEAT, 3.357%, 4/10/29 (144A)                          104,160
    200,000       2.94    CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)               196,317
     23,680       2.87    CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33                        23,778
    235,846       3.75    Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)                  242,650

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Thrifts & Mortgage Finance - (continued)
     25,000               COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45                                 $     27,093
     23,000               COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45                                             23,584
    100,000               COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44                                              109,349
     50,000               COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46                                                52,666
    233,783       4.66    COMM 2014-CCRE20 Mortgage Trust, Floating Rate Note, 11/10/47                               236,684
    100,000       2.59    COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)                            98,308
    115,000       2.19    COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)                           112,418
    150,000               COMM 2014-Ubs4 Mortgage Trust Series 2014-Ubs4 Cl A4, Floating Rate Note, 8/10/47           159,271
    100,000       3.68    COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)                         100,156
    200,000       4.70    COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48                                220,882
    150,000               COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48                                     162,354
    161,708               Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45                             168,685
     66,851               Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40                      67,707
     50,000               CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49                                    51,660
    243,701       1.55    CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)                                    228,999
     92,899       3.47    CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)                                     91,310
    203,943       3.50    CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)                             209,943
     85,874       3.00    CSMC Trust 2014-WIN1, Floating Rate Note, 8/25/54 (144A)                                     87,665
    123,434       3.50    CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)                                   129,008
    123,187               CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)                                                     124,808
    186,681               CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)                                                     194,228
    257,431       3.50    CSMLT 2015-1 Trust, Floating Rate Note, 5/25/45 (144A)                                      264,898
    100,000       3.49    GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)                101,154
     42,472       0.72    Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)                     40,552
    100,000               GS Mortgage Securities Corp., Trust 2012-SHOP, 2.933%, 6/5/31 (144A)                        103,434
    200,000               GS Mortgage Securities Corp. II, 3.377%, 5/10/45                                            214,674
     25,000               GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)                                      26,346
     17,362       0.65    Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36                              16,157
     50,000       3.28    Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)                        52,873
    220,000               JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/15/47                       229,735
      5,591               JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.397%, 5/15/45               5,583
    200,000               JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%,
                          11/15/43 (144A)                                                                             204,853
    120,000               JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46              131,046
    100,000       2.64    JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS,
                          Floating Rate Note, 12/16/30 (144A)                                                          99,048
    100,000       2.54    JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS,
                          Floating Rate Note, 7/15/31 (144A)                                                           98,637
    200,000       3.19    JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
                          Floating Rate Note, 7/15/36 (144A)                                                          199,875
      5,392       2.62    JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33                                5,336
     35,327       2.72    JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34                                35,767
     19,479       2.69    JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34                                19,060
    210,692       3.00    JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)                         213,403
    146,600       3.00    JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)                         148,971
    216,491       3.52    JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)                         221,076
    180,708       3.50    JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)                         185,931

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Thrifts & Mortgage Finance - (continued)
     70,923       3.50    JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)             $     73,374
    161,780       3.00    JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)                         166,368
    113,719       3.42    JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)                         117,954
    255,612       3.43    JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)                         252,128
     91,812       3.00    JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)                         94,703
     41,725       3.03    JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)                         40,844
    118,497       4.08    JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)                      122,389
    173,136       3.50    JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)                         177,925
    375,000               JP Morgan Mortgage Trust 2016-1, 3.5%, 4/25/45 (144A)                                       386,980
    252,058       0.95    JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)                240,116
    115,198       3.00    JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)                           117,211
    316,545       3.50    JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)                                 325,497
     53,857       2.50    La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)           56,011
      2,798               LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31                                     2,803
     18,383       5.94    LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38                        18,373
    209,903       2.46    LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)                 205,705
    320,000       3.00    Mill City Mortgage Trust 2015-1, Floating Rate Note, 6/25/56 (144A)                         326,145
    172,098       3.00    Mill City Mortgage Trust 2015-2, Floating Rate Note, 9/25/57 (144A)                         173,878
     66,722       5.79    Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44                         66,716
     45,120               Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44                                   46,670
    169,834       3.75    New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)              170,734
    248,006       3.32    NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)                               247,764
    208,466       3.25    NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)                               209,389
    106,773       3.25    NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)                               109,499
     17,337               RALI Series 2003-QS15 Trust, 5.5%, 8/25/33                                                   17,614
     38,357               RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)                                                     38,357
     47,383       1.09    Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34                                 43,523
     98,492       1.81    Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42                                  94,752
    326,889       1.85    Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43                                  314,592
    127,130       3.53    Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43                                  127,302
    163,326       2.33    Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43                           160,660
    352,636       2.50    Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43                                  349,206
    218,884       1.55    Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43                                  212,137
    132,636       3.50    Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43                                  132,023
    263,978       3.53    Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/25/43                                  257,997
    188,171       2.50    Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43                                  184,700
    133,695       2.50    Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43                                  131,899
     90,334       3.00    Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43                                   91,483
    102,344       3.54    Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43                                  102,507
     97,786       3.00    Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)                            97,508
    322,862       3.50    Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)                           332,598
    272,621       3.00    Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)                          278,294
     35,966       1.19    Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33           34,362
     40,000               TimberStar Trust I, 5.7467%, 10/15/36 (144A)                                                 40,233
    155,358               Towd Point Mortgage Trust 2015-1, 2.75%, 11/25/60 (144A)                                    157,451
     74,699       2.90    Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)            75,072
     78,098               VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)                                                 77,717
    100,000               Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50                     107,544

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Thrifts & Mortgage Finance - (continued)
    200,000               Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57                       $    217,206
     71,922               WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)                              75,135
    100,000               WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46                                   112,508
    219,179       3.50    WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)                     225,052
     75,520       3.50    WinWater Mortgage Loan Trust 2014-2, Floating Rate Note, 9/20/44 (144A)                      77,480
    262,656       3.50    WinWater Mortgage Loan Trust 2014-3, Floating Rate Note, 11/21/44 (144A)                    269,740
    125,073       3.50    WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)              128,469
    195,961       3.50    WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)                     201,380
    208,523       3.50    WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)                     213,117
    128,242       3.81    WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)                     128,242
    125,154       3.50    WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)                     127,820
                                                                                                                 ------------
                                                                                                                 $ 16,036,251
                                                                                                                 ------------
                          Total Banks                                                                            $ 16,200,549
                                                                                                                 ------------
                          Diversified Financials - 0.2%
                          Other Diversified Financial Services - 0.1%
     90,671       1.96    Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)                          $     90,613
                                                                                                                 ------------
                          Specialized Finance - 0.1%
    100,000       2.44    BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS,
                          Floating Rate Note, 1/15/28 (144A)                                                     $     97,716
                                                                                                                 ------------
                          Total Diversified Financials                                                           $    188,329
                                                                                                                 ------------
                          Government - 0.9%
     65,056               Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22                                 $     66,978
     11,740               Federal National Mortgage Association REMICS, 4.5%, 6/25/29                                  12,684
        600               Federal National Mortgage Association REMICS, 5.0%, 9/25/39                                     605
    281,231               Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45                            290,376
    125,000       4.93    FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)                          130,322
     50,000       5.05    FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)                           52,234
    166,319       4.47    FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)                   154,490
    200,000       3.95    FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)                            207,500
     29,936               Government National Mortgage Association, 3.0%, 4/20/41                                      31,180
     26,458               Government National Mortgage Association, 5.25%, 8/16/35                                     29,573
                                                                                                                 ------------
                                                                                                                 $    975,942
                                                                                                                 ------------
                          Total Government                                                                       $    975,942
                                                                                                                 ------------
                          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          (Cost $17,245,459)                                                                     $ 17,364,820
                                                                                                                 ------------
                          CORPORATE BONDS - 35.5%
                          Energy - 4.8%
                          Oil & Gas Drilling - 0.4%
    197,000               Ensco Plc, 4.5%, 10/1/24                                                               $    131,990
     58,000               Pride International, Inc., 6.875%, 8/15/20                                                   55,355
    150,000               Rowan Companies, Inc., 4.75%, 1/15/24                                                       121,875
    128,000               Rowan Companies, Inc., 5.85%, 1/15/44                                                        85,773
                                                                                                                 ------------
                                                                                                                 $    394,993
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Integrated Oil & Gas - 0.8%
     75,000               BP Capital Markets Plc, 3.062%, 3/17/22                                                $     77,495
    225,000               Chevron Corp., 2.193%, 11/15/19                                                             231,315
    150,000               Exxon Mobil Corp., 4.114%, 3/1/46                                                           169,173
    165,000               Petroleos Mexicanos, 3.5%, 1/30/23                                                          155,364
    200,000               Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)                         202,157
                                                                                                                 ------------
                                                                                                                 $    835,504
                                                                                                                 ------------
                          Oil & Gas Exploration & Production - 0.4%
    184,000               Canadian Natural Resources, Ltd., 6.25%, 3/15/38                                       $    200,021
     80,000               Canadian Natural Resources, Ltd., 6.75%, 2/1/39                                              89,532
    100,000               Newfield Exploration Co., 5.625%, 7/1/24                                                    100,000
    100,000               WPX Energy, Inc., 7.5%, 8/1/20                                                               99,812
                                                                                                                 ------------
                                                                                                                 $    489,365
                                                                                                                 ------------
                          Oil & Gas Refining & Marketing - 0.3%
    164,000               EnLink Midstream Partners LP, 4.4%, 4/1/24                                             $    153,842
     75,000               Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)                                                89,892
    125,000               Valero Energy Corp., 6.625%, 6/15/37                                                        137,147
                                                                                                                 ------------
                                                                                                                 $    380,881
                                                                                                                 ------------
                          Oil & Gas Storage & Transportation - 2.9%
    300,000               Boardwalk Pipelines LP, 4.95%, 12/15/24                                                $    295,073
     75,000               Boardwalk Pipelines LP, 5.95%, 6/1/26                                                        78,781
    115,000               Buckeye Partners LP, 5.85%, 11/15/43                                                        111,800
    100,000               DCP Midstream LLC, 9.75%, 3/15/19 (144A)                                                    109,500
     65,000       5.85    DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)                                        46,800
    300,000               Enbridge Energy Partners LP, 7.375%, 10/15/45                                               365,642
    175,000               Kinder Morgan Energy Partners LP, 4.25%, 9/1/24                                             177,193
    288,000               Kinder Morgan, Inc., Delaware, 5.05%, 2/15/46                                               273,749
    110,000               Kinder Morgan, Inc., Delaware, 5.55%, 6/1/45                                                111,769
    100,000               MPLX LP, 4.875%, 12/1/24 (144A)                                                              97,416
     50,000               MPLX LP, 4.875%, 6/1/25 (144A)                                                               48,866
    100,000               MPLX LP, 5.5%, 2/15/23 (144A)                                                               101,600
    250,000               Plains All American Pipeline LP, 4.65%, 10/15/25                                            252,412
    150,000               Plains All American Pipeline LP, 4.9%, 2/15/45                                              134,090
    265,000               Questar Pipeline Co., 5.83%, 2/1/18                                                         282,794
    200,000               Spectra Energy Capital LLC, 6.2%, 4/15/18                                                   212,777
     50,000               Spectra Energy Capital LLC, 6.75%, 7/15/18                                                   53,373
     70,000               Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42                                       72,713
     55,000               Targa Resources Partners LP, 5.0%, 1/15/18                                                   55,962
    380,000               The Williams Companies, Inc., 5.75%, 6/24/44                                                323,950
     69,000               The Williams Companies, Inc., 7.75%, 6/15/31                                                 69,690
                                                                                                                 ------------
                                                                                                                 $  3,275,950
                                                                                                                 ------------
                          Total Energy                                                                           $  5,376,693
                                                                                                                 ------------
                          Materials - 1.6%
                          Commodity Chemicals - 0.1%
    100,000               Methanex Corp., 4.25%, 12/1/24                                                         $     89,241
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Diversified Chemicals - 0.2%
    150,000               CF Industries, Inc., 5.15%, 3/15/34                                                    $    146,451
     30,000               Eastman Chemical Co., 4.8%, 9/1/42                                                           31,095
                                                                                                                 ------------
                                                                                                                 $    177,546
                                                                                                                 ------------
                          Fertilizers & Agricultural Chemicals - 0.3%
    350,000               Agrium, Inc., 5.25%, 1/15/45                                                           $    375,433
                                                                                                                 ------------
                          Construction Materials - 0.2%
    200,000               CRH America, Inc., 3.875%, 5/18/25 (144A)                                              $    211,033
                                                                                                                 ------------
                          Metal & Glass Containers - 0.2%
    175,000               Ball Corp., 5.25%, 7/1/25                                                              $    182,438
     50,000               Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)                        50,125
                                                                                                                 ------------
                                                                                                                 $    232,563
                                                                                                                 ------------
                          Paper Packaging - 0.3%
    150,000               International Paper Co., 3.65%, 6/15/24                                                $    158,618
     25,000               International Paper Co., 3.8%, 1/15/26                                                       26,236
    100,000               International Paper Co., 6.0%, 11/15/41                                                     118,529
                                                                                                                 ------------
                                                                                                                 $    303,383
                                                                                                                 ------------
                          Diversified Metals & Mining - 0.1%
     40,000               Amsted Industries, Inc., 5.375%, 9/15/24 (144A)                                        $     39,200
     45,000               Freeport-McMoRan, Inc., 3.875%, 3/15/23                                                      39,375
    100,000               Freeport-McMoRan, Inc., 4.55%, 11/14/24                                                      87,500
                                                                                                                 ------------
                                                                                                                 $    166,075
                                                                                                                 ------------
                          Steel - 0.2%
     75,000               Glencore Funding LLC, 4.0%, 4/16/25 (144A)                                             $     66,375
     25,000               Glencore Funding LLC, 4.125%, 5/30/23 (144A)                                                 23,000
    125,000               Reliance Steel & Aluminum Co., 4.5%, 4/15/23                                                127,792
                                                                                                                 ------------
                                                                                                                 $    217,167
                                                                                                                 ------------
                          Paper Products - 0.0%+
     30,000               Clearwater Paper Corp., 4.5%, 2/1/23                                                   $     29,138
                                                                                                                 ------------
                          Total Materials                                                                        $  1,801,579
                                                                                                                 ------------
                          Capital Goods - 1.4%
                          Aerospace & Defense - 0.6%
     55,000               DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)                                               $     51,150
     60,000               L-3 Communications Corp., 3.95%, 5/28/24                                                     63,128
     75,000               Lockheed Martin Corp., 3.1%, 1/15/23                                                         79,049
    210,000               Spirit AeroSystems, Inc., 3.85%, 6/15/26                                                    217,014
    275,000               United Technologies Corp., 1.778%, 5/4/18 (Step)                                            277,471
                                                                                                                 ------------
                                                                                                                 $    687,812
                                                                                                                 ------------
                          Building Products - 0.6%
    200,000               Fortune Brands Home & Security, Inc., 3.0%, 6/15/20                                    $    206,600
    265,000               Masco Corp., 4.375%, 4/1/26                                                                 273,345
     25,000               Masco Corp., 5.95%, 3/15/22                                                                  27,953
    175,000               Owens Corning, 4.2%, 12/1/24                                                                183,116
     50,000       5.75    Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53                                   52,375
                                                                                                                 ------------
                                                                                                                 $    743,389
                                                                                                                 ------------
                          Construction & Engineering - 0.0%+
     40,000               Amsted Industries, Inc., 5.0%, 3/15/22 (144A)                                          $     40,000
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Industrial Conglomerates - 0.1%
     73,000               Tyco Electronics Group SA, 6.55%, 10/1/17                                              $     77,604
                                                                                                                 ------------
                          Construction & Farm Machinery & Heavy Trucks - 0.1%
     70,000               Cummins, Inc., 5.65%, 3/1/98                                                           $     78,829
                                                                                                                 ------------
                          Total Capital Goods                                                                    $  1,627,634
                                                                                                                 ------------
                          Commercial Services & Supplies - 0.2%
                          Environmental & Facilities Services - 0.1%
     75,000               Republic Services, Inc., 2.9%, 7/1/26                                                  $     76,063
                                                                                                                 ------------
                          Research & Consulting Services - 0.1%
    157,000               Verisk Analytics, Inc., 5.5%, 6/15/45                                                  $    161,452
                                                                                                                 ------------
                          Total Commercial Services & Supplies                                                   $    237,515
                                                                                                                 ------------
                          Transportation - 2.5%
                          Airlines - 0.8%
    132,115               Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)                  $    136,078
     73,828               Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 3/15/27 (144A)                           75,027
    100,000               American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27                         105,125
     75,000               American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/23                           75,188
     65,406               Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24                       68,677
    250,000               Southwest Airlines Co., 2.75%, 11/6/19                                                      258,444
    125,000               United Airlines 2016-1 Class AA Pass Through Trust, 3.1%, 7/7/28                            128,438
     21,789               US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27                                 22,987
                                                                                                                 ------------
                                                                                                                 $    869,964
                                                                                                                 ------------
                          Railroads - 1.2%
    400,000               Burlington Northern Santa Fe LLC, 4.15%, 4/1/45                                        $    435,611
    275,000               CSX Corp., 3.35%, 11/1/25                                                                   292,255
    250,000               TTX Co., 3.6%, 1/15/25 (144A)                                                               261,402
    375,000               Union Pacific Corp., 3.375%, 2/1/35                                                         377,796
                                                                                                                 ------------
                                                                                                                 $  1,367,064
                                                                                                                 ------------
                          Trucking - 0.2%
    250,000               Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)                                      $    254,948
                                                                                                                 ------------
                          Highways & Railtracks - 0.3%
    200,000               ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)                                             $    204,490
     75,000               ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)                                                   79,241
                                                                                                                 ------------
                                                                                                                 $    283,731
                                                                                                                 ------------
                          Total Transportation                                                                   $  2,775,707
                                                                                                                 ------------
                          Automobiles & Components - 0.5%
                          Automobile Manufacturers - 0.5%
    225,000               Ford Motor Credit Co., LLC, 2.24%, 6/15/18                                             $    227,268
    200,000               Ford Motor Credit Co., LLC, 3.219%, 1/9/22                                                  204,868
    125,000               Toyota Motor Credit Corp., 2.125%, 7/18/19                                                  128,343
                                                                                                                 ------------
                                                                                                                 $    560,479
                                                                                                                 ------------
                          Total Automobiles & Components                                                         $    560,479
                                                                                                                 ------------
                          Consumer Durables & Apparel - 0.1%
                          Homebuilding - 0.1%
    145,000               Lennar Corp., 4.75%, 4/1/21                                                            $    150,800
                                                                                                                 ------------
                          Total Consumer Durables & Apparel                                                      $    150,800
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Consumer Services - 0.2%
                          Education Services - 0.2%
     50,000               President and Fellows of Harvard College, 2.3%, 10/1/23                                $     51,762
    100,000               Tufts University, 5.017%, 4/15/12                                                           117,614
                                                                                                                 ------------
                                                                                                                 $    169,376
                                                                                                                 ------------
                          Specialized Consumer Services - 0.0%+
     30,000               Sotheby's, 5.25%, 10/1/22 (144A)                                                       $     28,875
                                                                                                                 ------------
                          Total Consumer Services                                                                $    198,251
                                                                                                                 ------------
                          Media - 1.0%
                          Cable & Satellite - 0.8%
    240,000               Charter Communications Operating LLC, 6.384%, 10/23/35 (144A)                          $    284,204
    275,000               Comcast Corp., 5.65%, 6/15/35                                                               358,034
     70,000               Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)                                                69,475
    100,000               Sky Plc, 6.1%, 2/15/18 (144A)                                                               106,918
     25,000               Time Warner Cable, Inc., 6.55%, 5/1/37                                                       29,130
                                                                                                                 ------------
                                                                                                                 $    847,761
                                                                                                                 ------------
                          Movies & Entertainment - 0.2%
    225,000               Time Warner, Inc., 4.7%, 1/15/21                                                       $    250,967
                                                                                                                 ------------
                          Total Media                                                                            $  1,098,728
                                                                                                                 ------------
                          Retailing - 0.9%
                          Catalog Retail - 0.1%
    175,000               QVC, Inc., 4.45%, 2/15/25                                                              $    175,590
                                                                                                                 ------------
                          Internet Retail - 0.5%
    175,000               Expedia, Inc., 4.5%, 8/15/24                                                           $    179,779
    125,000               Expedia, Inc., 5.0%, 2/15/26 (144A)                                                         129,590
     50,000               The Priceline Group, Inc., 3.6%, 6/1/26                                                      51,640
    200,000               The Priceline Group, Inc., 3.65%, 3/15/25                                                   211,867
                                                                                                                 ------------
                                                                                                                 $    572,876
                                                                                                                 ------------
                          Home Improvement Retail - 0.2%
    210,000               The Home Depot, Inc., 2.625%, 6/1/22                                                   $    219,773
                                                                                                                 ------------
                          Automotive Retail - 0.1%
    100,000               AutoZone, Inc., 2.5%, 4/15/21                                                          $    101,836
                                                                                                                 ------------
                          Total Retailing                                                                        $  1,070,075
                                                                                                                 ------------
                          Food & Staples Retailing - 0.3%
                          Drug Retail - 0.1%
     37,826               CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)                                         $     40,995
     76,960               CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)                                               85,756
                                                                                                                 ------------
                                                                                                                 $    126,751
                                                                                                                 ------------
                          Food Retail - 0.2%
    175,000               The Kroger Co., 2.95%, 11/1/21                                                         $    183,867
     25,000               The Kroger Co., 3.4%, 4/15/22                                                                26,743
                                                                                                                 ------------
                                                                                                                 $    210,610
                                                                                                                 ------------
                          Total Food & Staples Retailing                                                         $    337,361
                                                                                                                 ------------
                          Food, Beverage & Tobacco - 1.0%
                          Brewers - 0.1%
    100,000       1.90    Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21                         $    103,032
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Distillers & Vintners - 0.2%
    250,000               Pernod Ricard SA, 3.25%, 6/8/26 (144A)                                                 $    255,871
                                                                                                                 ------------
                          Packaged Foods & Meats - 0.5%
    250,000               Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)                                          $    260,161
    235,000               Kraft Heinz Foods Co., 3.5%, 6/6/22                                                         249,927
                                                                                                                 ------------
                                                                                                                 $    510,088
                                                                                                                 ------------
                          Tobacco - 0.2%
    200,000               Reynolds American, Inc., 4.45%, 6/12/25                                                $    223,988
                                                                                                                 ------------
                          Total Food, Beverage & Tobacco                                                         $  1,092,979
                                                                                                                 ------------
                          Health Care Equipment & Services - 0.8%
                          Health Care Equipment - 0.5%
    325,000               Becton Dickinson and Co., 3.734%, 12/15/24                                             $    350,071
    225,000               Medtronic, Inc., 4.625%, 3/15/45                                                            264,575
                                                                                                                 ------------
                                                                                                                 $    614,646
                                                                                                                 ------------
                          Health Care Services - 0.1%
     75,000               Catholic Health Initiatives, 4.35%, 11/1/42                                            $     75,659
                                                                                                                 ------------
                          Health Care Facilities - 0.1%
     50,000               HCA, Inc., 5.25%, 6/15/26                                                              $     51,906
                                                                                                                 ------------
                          Managed Health Care - 0.1%
    125,000               Aetna, Inc., 2.4%, 6/15/21                                                             $    127,535
                                                                                                                 ------------
                          Total Health Care Equipment & Services                                                 $    869,746
                                                                                                                 ------------
                          Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
                          Biotechnology - 1.0%
     25,000               AbbVie, Inc., 2.85%, 5/14/23                                                           $     25,340
    225,000               AbbVie, Inc., 3.6%, 5/14/25                                                                 235,762
    350,000               Baxalta, Inc., 3.6%, 6/23/22                                                                361,224
    100,000               Biogen, Inc., 3.625%, 9/15/22                                                               106,151
    125,000               Biogen, Inc., 4.05%, 9/15/25                                                                134,556
    225,000               Gilead Sciences, Inc., 4.5%, 2/1/45                                                         245,253
                                                                                                                 ------------
                                                                                                                 $  1,108,286
                                                                                                                 ------------
                          Pharmaceuticals - 0.5%
     75,000               Johnson & Johnson, 4.375%, 12/5/33                                                     $     90,353
    275,000               Mylan NV, 3.95%, 6/15/26 (144A)                                                             278,297
    200,000               Perrigo Finance Unlimited Co., 3.5%, 3/15/21                                                206,944
                                                                                                                 ------------
                                                                                                                 $    575,594
                                                                                                                 ------------
                          Life Sciences Tools & Services - 0.3%
     23,000               Agilent Technologies, Inc., 6.5%, 11/1/17                                              $     24,329
    300,000               Thermo Fisher Scientific, Inc., 3.0%, 4/15/23                                               306,262
                                                                                                                 ------------
                                                                                                                 $    330,591
                                                                                                                 ------------
                          Total Pharmaceuticals, Biotechnology & Life Sciences                                   $  2,014,471
                                                                                                                 ------------
                          Banks - 5.3%
                          Diversified Banks - 5.1%
    200,000               Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)                      $    208,520
    200,000               Bank of America Corp., 4.2%, 8/26/24                                                        206,744
    175,000       6.50    Bank of America Corp., Floating Rate Note, 10/23/49                                         186,375
     50,000       6.30    Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)                              53,125
    275,000               Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)                                284,086

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Diversified Banks - (continued)
    220,000               Barclays Bank Plc, 6.05%, 12/4/17 (144A)                                               $    230,391
    250,000               Barclays Plc, 4.375%, 1/12/26                                                               252,425
    150,000               BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)                                              156,825
    150,000               BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)                                                164,625
    250,000       7.62    BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)                             250,000
    200,000               BPCE SA, 4.875%, 4/1/26 (144A)                                                              205,191
     55,000       5.95    Citigroup, Inc., Floating Rate Note (Perpetual)                                              54,347
    265,000       6.25    Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)                                   272,288
    125,000       5.90    Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)                                   123,125
     90,000               Cooperatieve Rabobank UA, 3.875%, 2/8/22                                                     97,776
    200,000       7.88    Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)                         191,000
    275,000       8.12    Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)                         273,120
    250,000               Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22                                   251,080
    150,000               HSBC Bank Plc, 7.65%, 5/1/25                                                                185,362
    200,000       6.88    HSBC Holdings Plc, Floating Rate Note, 12/31/49 (Perpetual)                                 200,058
    400,000       6.50    ING Groep NV, Floating Rate Note, 12/29/49                                                  365,750
    100,000               Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)                                                113,791
    200,000       7.70    Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)                     172,500
    225,000       6.12    Nordea Bank AB, Floating Rate Note, 12/31/49 (Perpetual) (144A)                             212,625
    200,000               Royal Bank of Scotland Group Plc, 4.8%, 4/5/26                                              203,414
    200,000       7.50    Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)                  183,000
     60,000       4.50    Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)                                     60,600
    200,000               Standard Chartered Plc, 3.95%, 1/11/23 (144A)                                               193,917
    200,000               The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.3%, 3/5/20 (144A)                                 203,153
    210,000               Wells Fargo Bank NA, 6.0%, 11/15/17                                                         223,446
                                                                                                                 ------------
                                                                                                                 $  5,778,659
                                                                                                                 ------------
                          Regional Banks - 0.2%
    200,000               KeyCorp, 5.1%, 3/24/21                                                                 $    224,985
     40,000       6.75    The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)                       44,646
                                                                                                                 ------------
                                                                                                                 $    269,631
                                                                                                                 ------------
                          Total Banks                                                                            $  6,048,290
                                                                                                                 ------------
                          Diversified Financials - 3.2%
                          Other Diversified Financial Services - 0.6%
    225,000               Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)                                $    247,339
    140,000               General Electric Co., 5.3%, 2/11/21                                                         162,426
    235,000       6.75    JPMorgan Chase & Co., Floating Rate Note, 8/29/49                                           258,794
                                                                                                                 ------------
                                                                                                                 $    668,559
                                                                                                                 ------------
                          Specialized Finance - 0.4%
    170,000               Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)                                     $    192,100
    300,000               USAA Capital Corp., 2.45%, 8/1/20 (144A)                                                    310,036
                                                                                                                 ------------
                                                                                                                 $    502,136
                                                                                                                 ------------
                          Consumer Finance - 0.9%
     25,000               Ally Financial, Inc., 4.625%, 3/30/25                                                  $     24,594
    200,000               Ally Financial, Inc., 5.125%, 9/30/24                                                       203,750
    190,000               American Honda Finance Corp., 1.2%, 7/14/17                                                 190,274
    225,000               Capital One Financial Corp., 3.75%, 4/24/24                                                 234,739
    250,000               General Motors Financial Co., Inc., 4.0%, 1/15/25                                           252,952

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Consumer Finance - (continued)
     75,000               Hyundai Capital America, 2.0%, 3/19/18 (144A)                                          $     75,470
                                                                                                                 ------------
                                                                                                                 $    981,779
                                                                                                                 ------------
                          Asset Management & Custody Banks - 0.8%
    225,000               Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)                            $    280,769
    250,000               KKR Group Finance Co., II LLC, 5.5%, 2/1/43 (144A)                                          260,523
    125,000               Legg Mason, Inc., 3.95%, 7/15/24                                                            126,361
    100,000               Legg Mason, Inc., 4.75%, 3/15/26                                                            105,450
     30,000               Legg Mason, Inc., 5.625%, 1/15/44                                                            30,822
    125,000               Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)                                          110,491
                                                                                                                 ------------
                                                                                                                 $    914,416
                                                                                                                 ------------
                          Investment Banking & Brokerage - 0.3%
    190,000               Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)                                            $    211,811
    125,000               Morgan Stanley, 4.1%, 5/22/23                                                               129,608
     50,000       5.55    Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)                                     49,530
                                                                                                                 ------------
                                                                                                                 $    390,949
                                                                                                                 ------------
                          Diversified Capital Markets - 0.2%
    200,000       2.29    ICBCIL Finance Co., Ltd., Floating Rate Note, 11/13/18 (144A)                          $    201,109
                                                                                                                 ------------
                          Total Diversified Financials                                                           $  3,658,948
                                                                                                                 ------------
                          Insurance - 2.2%
                          Insurance Brokers - 0.2%
    175,000               Brown & Brown, Inc., 4.2%, 9/15/24                                                     $    178,471
                                                                                                                 ------------
                          Life & Health Insurance - 0.9%
    200,000               Aflac, Inc., 3.625%, 11/15/24                                                          $    214,205
     75,000               Principal Life Global Funding II, 1.5%, 4/18/19 (144A)                                       75,292
    145,000               Protective Life Corp., 7.375%, 10/15/19                                                     168,274
    275,000       5.88    Prudential Financial, Inc., Floating Rate Note, 9/15/42                                     297,344
    225,000               Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)                 305,653
                                                                                                                 ------------
                                                                                                                 $  1,060,768
                                                                                                                 ------------
                          Multi-line Insurance - 0.4%
    175,000               AIG, 3.875%, 1/15/35                                                                   $    167,556
     90,000               AXA SA, 8.6%, 12/15/30                                                                      123,300
    125,000               Liberty Mutual Insurance Co., 7.697%, 10/15/97 (Perpetual) (144A)                           159,607
                                                                                                                 ------------
                                                                                                                 $    450,463
                                                                                                                 ------------
                          Property & Casualty Insurance - 0.6%
    250,000               CNA Financial Corp., 4.5%, 3/1/26                                                      $    266,102
     75,000               Delphi Financial Group, Inc., 7.875%, 1/31/20                                                86,776
    152,000       6.50    The Allstate Corp., Floating Rate Note, 5/15/57                                             164,160
    200,000               The Hanover Insurance Group, Inc., 4.5%, 4/15/26                                            206,475
                                                                                                                 ------------
                                                                                                                 $    723,513
                                                                                                                 ------------
                          Reinsurance - 0.1%
     50,000               Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)(e)                                   $      3,500
     50,000               Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d)(e)                                         50,480
     30,000       5.88    Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)                                    30,818
                                                                                                                 ------------
                                                                                                                 $     84,798
                                                                                                                 ------------
                          Total Insurance                                                                        $  2,498,013
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Real Estate - 1.7%
                          Diversified REIT - 0.8%
    225,000               Boston Properties LP, 3.65%, 2/1/26                                                    $    239,786
     35,000               DCT Industrial Operating Partnership LP, 4.5%, 10/15/23                                      37,070
     50,000               Duke Realty LP, 3.625%, 4/15/23                                                              52,167
    200,000               Duke Realty LP, 3.75%, 12/1/24                                                              210,168
    250,000               Essex Portfolio LP, 3.5%, 4/1/25                                                            258,030
    100,000               Ventas Realty LP, 3.125%, 6/15/23                                                           102,016
                                                                                                                 ------------
                                                                                                                 $    899,237
                                                                                                                 ------------
                          Office REIT - 0.3%
     75,000               Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20                                  $     75,657
     25,000               Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27                                        25,768
     70,000               Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22                                          75,726
     50,000               Highwoods Realty LP, 3.2%, 6/15/21                                                           50,436
    150,000               Piedmont Operating Partnership LP, 3.4%, 6/1/23                                             148,379
                                                                                                                 ------------
                                                                                                                 $    375,966
                                                                                                                 ------------
                          Health Care REIT - 0.3%
    135,000               Healthcare Realty Trust, Inc., 3.875%, 5/1/25                                          $    135,826
     25,000               Healthcare Realty Trust, Inc., 5.75%, 1/15/21                                                28,054
    200,000               Welltower, Inc., 4.25%, 4/1/26                                                              215,006
                                                                                                                 ------------
                                                                                                                 $    378,886
                                                                                                                 ------------
                          Residential REIT - 0.3%
    250,000               UDR, Inc., 4.0%, 10/1/25                                                               $    270,971
                                                                                                                 ------------
                          Total Real Estate                                                                      $  1,925,060
                                                                                                                 ------------
                          Software & Services - 0.7%
                          Data Processing & Outsourced Services - 0.3%
    125,000               Automatic Data Processing, Inc., 2.25%, 9/15/20                                        $    129,872
    125,000               Cardtronics, Inc., 5.125%, 8/1/22                                                           123,750
    125,000               Visa, Inc., 2.2%, 12/14/20                                                                  128,885
                                                                                                                 ------------
                                                                                                                 $    382,507
                                                                                                                 ------------
                          Application Software - 0.2%
    225,000               Adobe Systems, Inc., 3.25%, 2/1/25                                                     $    236,941
                                                                                                                 ------------
                          Systems Software - 0.2%
    200,000               Oracle Corp., 2.5%, 5/15/22                                                            $    204,359
                                                                                                                 ------------
                          Total Software & Services                                                              $    823,807
                                                                                                                 ------------
                          Technology Hardware & Equipment - 0.4%
                          Communications Equipment - 0.1%
    105,000               Brocade Communications Systems, Inc., 4.625%, 1/15/23                                  $    101,194
                                                                                                                 ------------
                          Computer Hardware Storage & Peripherals - 0.2%
    150,000               NCR Corp., 6.375%, 12/15/23                                                            $    153,000
                                                                                                                 ------------
                          Electronic Manufacturing Services - 0.1%
    150,000               Flextronics International, Ltd., 4.75%, 6/15/25                                        $    151,500
                                                                                                                 ------------
                          Total Technology Hardware & Equipment                                                  $    405,694
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Semiconductors & Semiconductor Equipment - 0.3%
                          Semiconductors - 0.3%
    250,000               Intel Corp., 4.8%, 10/1/41                                                             $    283,936
     70,000               Intel Corp., 4.9%, 7/29/45                                                                   81,541
                                                                                                                 ------------
                                                                                                                 $    365,477
                                                                                                                 ------------
                          Total Semiconductors & Semiconductor Equipment                                         $    365,477
                                                                                                                 ------------
                          Telecommunication Services - 1.7%
                          Integrated Telecommunication Services - 1.3%
     75,000               AT&T, Inc., 3.8%, 3/15/22                                                              $     79,674
    417,000               AT&T, Inc., 3.95%, 1/15/25                                                                  443,248
     50,000               AT&T, Inc., 4.75%, 5/15/46                                                                   51,244
     50,000               CenturyLink, Inc., 7.5%, 4/1/24                                                              50,438
     60,000               Frontier Communications Corp., 10.5%, 9/15/22                                                63,488
    100,000               Frontier Communications Corp., 7.125%, 1/15/23                                               89,500
    100,000               GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)                                        99,786
    100,000               Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)                                100,484
     49,000               Verizon Communications, Inc., 5.012%, 8/21/54                                                51,820
    100,000               Verizon Communications, Inc., 5.15%, 9/15/23                                                116,463
    276,000               Verizon Communications, Inc., 6.55%, 9/15/43                                                371,879
                                                                                                                 ------------
                                                                                                                 $  1,518,024
                                                                                                                 ------------
                          Wireless Telecommunication Services - 0.4%
    180,000               Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)                                        $    196,224
    100,000               SBA Tower Trust, 2.877%, 7/15/21 (144A)                                                     100,000
    100,000               T-Mobile USA, Inc., 6.0%, 4/15/24                                                           103,500
                                                                                                                 ------------
                                                                                                                 $    399,724
                                                                                                                 ------------
                          Total Telecommunication Services                                                       $  1,917,748
                                                                                                                 ------------
                          Utilities - 2.9%
                          Electric Utilities - 1.9%
     30,000               Commonwealth Edison Co., 6.15%, 9/15/17                                                $     31,803
     57,155               Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)                                             60,901
    100,000               Electricite de France SA, 6.0%, 1/22/14 (144A)                                              106,987
    100,000       5.25    Electricite de France SA, Floating Rate Note (Perpetual) (144A)                              95,990
    125,000               Exelon Corp., 2.85%, 6/15/20                                                                128,946
      4,007               FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)                                4,007
    200,000               Indiana Michigan Power Co., 4.55%, 3/15/46                                                  222,273
    200,000               Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)                                          222,250
    168,000               NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19                                         171,257
     17,070               OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)                                               17,646
    225,000               PPL Capital Funding, Inc., 3.1%, 5/15/26                                                    227,445
    100,000               Public Service Co. of New Mexico, 7.95%, 5/15/18                                            111,361
     64,286               Southern California Edison Co., 1.845%, 2/1/22                                               63,872
    200,000       6.25    Southern California Edison Co., Floating Rate Note (Perpetual)                              220,000
    175,000               Southwestern Electric Power Co., 3.9%, 4/1/45                                               173,617
    115,000               Talen Energy Supply LLC, 6.5%, 6/1/25                                                        95,450
    225,000               West Penn Power Co., 5.95%, 12/15/17 (144A)                                                 238,333
                                                                                                                 ------------
                                                                                                                 $  2,192,138
                                                                                                                 ------------
                          Gas Utilities - 0.2%
    223,375               Nakilat, Inc., 6.267%, 12/31/33 (144A)                                                 $    249,342
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Multi-Utilities - 0.5%
    225,000               Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54                             $    257,917
    215,000               New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)                                 225,929
     42,857               San Diego Gas & Electric Co., 1.914%, 2/1/22                                                 42,893
                                                                                                                 ------------
                                                                                                                 $    526,739
                                                                                                                 ------------
                          Independent Power Producers & Energy Traders - 0.3%
     76,130               Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)                                           $     78,409
     89,619               Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                                             95,243
     55,000               NRG Energy, Inc., 8.25%, 9/1/20                                                              56,874
    129,660               Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)                                           136,461
                                                                                                                 ------------
                                                                                                                 $    366,987
                                                                                                                 ------------
                          Total Utilities                                                                        $  3,335,206
                                                                                                                 ------------
                          TOTAL CORPORATE BONDS
                          (Cost $38,658,129)                                                                     $ 40,190,261
                                                                                                                 ------------
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.8%
     86,525               Fannie Mae, 2.5%, 2/1/43                                                               $     87,603
     36,473               Fannie Mae, 2.5%, 7/1/30                                                                     37,866
     36,674               Fannie Mae, 2.5%, 7/1/30                                                                     38,029
     64,140               Fannie Mae, 2.5%, 7/1/30                                                                     66,588
    103,634               Fannie Mae, 3.0%, 10/1/30                                                                   109,322
    235,311               Fannie Mae, 3.0%, 11/1/42                                                                   246,609
     34,574               Fannie Mae, 3.0%, 12/1/42                                                                    36,268
    107,741               Fannie Mae, 3.0%, 12/1/42                                                                   112,573
     77,646               Fannie Mae, 3.0%, 2/1/43                                                                     81,442
     36,103               Fannie Mae, 3.0%, 3/1/29                                                                     37,986
     47,107               Fannie Mae, 3.0%, 3/1/45                                                                     49,196
    161,887               Fannie Mae, 3.0%, 4/1/31                                                                    169,809
    117,139               Fannie Mae, 3.0%, 4/1/43                                                                    122,106
     45,968               Fannie Mae, 3.0%, 4/1/45                                                                     48,030
    289,569               Fannie Mae, 3.0%, 5/1/30                                                                    303,739
     19,530               Fannie Mae, 3.0%, 5/1/43                                                                     20,485
     20,603               Fannie Mae, 3.0%, 5/1/43                                                                     21,477
     24,959               Fannie Mae, 3.0%, 5/1/46                                                                     26,087
     99,821               Fannie Mae, 3.0%, 5/1/46                                                                    104,609
    234,786               Fannie Mae, 3.0%, 6/1/45                                                                    247,115
     67,377               Fannie Mae, 3.0%, 7/1/30                                                                     70,674
     54,308               Fannie Mae, 3.0%, 8/1/42                                                                     57,083
    431,756               Fannie Mae, 3.0%, 8/1/42                                                                    449,267
     52,369               Fannie Mae, 3.0%, 8/1/43                                                                     54,461
    127,154               Fannie Mae, 3.0%, 9/1/42                                                                    133,274
     42,309               Fannie Mae, 3.0%, 9/1/43                                                                     43,999
     15,387               Fannie Mae, 3.5%, 10/1/41                                                                    16,477
     52,794               Fannie Mae, 3.5%, 10/1/45                                                                    55,953
     40,606               Fannie Mae, 3.5%, 11/1/40                                                                    42,925
    385,712               Fannie Mae, 3.5%, 11/1/45                                                                   414,603
    232,343               Fannie Mae, 3.5%, 12/1/45                                                                   245,358
     23,060               Fannie Mae, 3.5%, 2/1/46                                                                     24,339
     98,263               Fannie Mae, 3.5%, 2/1/46                                                                    103,742
    194,971               Fannie Mae, 3.5%, 2/1/46                                                                    205,894

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
     73,098               Fannie Mae, 3.5%, 3/1/46                                                               $     77,198
    172,689               Fannie Mae, 3.5%, 4/1/45                                                                    182,263
    314,991               Fannie Mae, 3.5%, 5/1/44                                                                    334,893
     74,878               Fannie Mae, 3.5%, 5/1/46                                                                     80,080
    191,928               Fannie Mae, 3.5%, 6/1/42                                                                    205,250
    328,086               Fannie Mae, 3.5%, 7/1/45                                                                    346,377
    625,000               Fannie Mae, 3.5%, 7/14/16 (TBA)                                                             659,473
     73,301               Fannie Mae, 3.5%, 8/1/42                                                                     78,382
    103,841               Fannie Mae, 3.5%, 8/1/42                                                                    109,871
     73,026               Fannie Mae, 3.5%, 8/1/45                                                                     77,085
    106,250               Fannie Mae, 3.5%, 8/1/45                                                                    112,267
    284,253               Fannie Mae, 3.5%, 8/1/45                                                                    305,659
     31,151               Fannie Mae, 3.5%, 9/1/26                                                                     33,142
    182,014               Fannie Mae, 3.5%, 9/1/45                                                                    192,094
    201,807               Fannie Mae, 3.5%, 9/1/45                                                                    213,092
      7,785               Fannie Mae, 4.0%, 1/1/42                                                                      8,370
    125,358               Fannie Mae, 4.0%, 1/1/42                                                                    134,937
     92,123               Fannie Mae, 4.0%, 1/1/46                                                                     99,221
    110,588               Fannie Mae, 4.0%, 10/1/45                                                                   118,817
     11,381               Fannie Mae, 4.0%, 11/1/41                                                                    12,235
    102,183               Fannie Mae, 4.0%, 11/1/45                                                                   109,557
    119,186               Fannie Mae, 4.0%, 11/1/45                                                                   128,062
    153,220               Fannie Mae, 4.0%, 11/1/45                                                                   165,029
     38,898               Fannie Mae, 4.0%, 12/1/40                                                                    42,856
     17,869               Fannie Mae, 4.0%, 12/1/41                                                                    19,209
    425,041               Fannie Mae, 4.0%, 12/1/43                                                                   455,538
    219,102               Fannie Mae, 4.0%, 2/1/46                                                                    236,047
     36,589               Fannie Mae, 4.0%, 3/1/42                                                                     39,708
     91,251               Fannie Mae, 4.0%, 4/1/42                                                                     98,295
     49,865               Fannie Mae, 4.0%, 4/1/46                                                                     53,590
    137,619               Fannie Mae, 4.0%, 7/1/41                                                                    149,320
     29,177               Fannie Mae, 4.0%, 7/1/42                                                                     31,843
     15,371               Fannie Mae, 4.0%, 7/1/44                                                                     16,474
     55,183               Fannie Mae, 4.0%, 7/1/44                                                                     59,142
  1,550,000               Fannie Mae, 4.0%, 7/11/12 (TBA)                                                           1,661,846
    752,144               Fannie Mae, 4.0%, 8/1/42                                                                    810,022
    155,056               Fannie Mae, 4.0%, 8/1/44                                                                    166,496
    254,307               Fannie Mae, 4.0%, 8/1/44                                                                    273,073
    240,708               Fannie Mae, 4.0%, 9/1/43                                                                    258,009
    253,788               Fannie Mae, 4.0%, 9/1/43                                                                    271,997
     65,855               Fannie Mae, 4.5%, 11/1/40                                                                    72,185
     10,644               Fannie Mae, 4.5%, 12/1/40                                                                    11,730
     33,692               Fannie Mae, 4.5%, 12/1/41                                                                    36,931
     59,181               Fannie Mae, 4.5%, 2/1/44                                                                     64,730
      8,637               Fannie Mae, 4.5%, 4/1/41                                                                      9,448
    353,565               Fannie Mae, 4.5%, 5/1/41                                                                    387,670
    511,079               Fannie Mae, 4.5%, 5/1/41                                                                    560,256
  1,163,952               Fannie Mae, 4.5%, 6/1/44                                                                  1,275,095
    127,502               Fannie Mae, 4.5%, 7/1/41                                                                    140,587

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
  1,262,000               Fannie Mae, 4.5%, 7/11/14 (TBA)                                                        $  1,377,545
    397,000               Fannie Mae, 4.5%, 8/1/40                                                                    434,678
    499,615               Fannie Mae, 4.5%, 8/1/44                                                                    546,508
     11,577               Fannie Mae, 5.0%, 6/1/40                                                                     12,889
     11,331               Fannie Mae, 5.0%, 7/1/19                                                                     11,699
      7,058               Fannie Mae, 5.0%, 7/1/40                                                                      7,860
      9,245               Fannie Mae, 5.5%, 12/1/34                                                                    10,493
      7,347               Fannie Mae, 5.5%, 3/1/18                                                                      7,503
     16,143               Fannie Mae, 5.5%, 9/1/33                                                                     18,301
      3,795               Fannie Mae, 6.0%, 10/1/32                                                                     4,387
      4,010               Fannie Mae, 6.0%, 11/1/32                                                                     4,579
     15,836               Fannie Mae, 6.0%, 11/1/32                                                                    18,086
     14,108               Fannie Mae, 6.0%, 4/1/33                                                                     16,269
     20,572               Fannie Mae, 6.0%, 5/1/33                                                                     23,944
     11,011               Fannie Mae, 6.0%, 6/1/33                                                                     12,575
     19,771               Fannie Mae, 6.0%, 7/1/34                                                                     22,977
      3,800               Fannie Mae, 6.0%, 7/1/38                                                                      4,350
      8,734               Fannie Mae, 6.0%, 9/1/29                                                                     10,085
      6,266               Fannie Mae, 6.0%, 9/1/34                                                                      7,155
      3,591               Fannie Mae, 6.5%, 1/1/32                                                                      4,133
      2,698               Fannie Mae, 6.5%, 2/1/32                                                                      3,234
      2,792               Fannie Mae, 6.5%, 3/1/32                                                                      3,213
      7,315               Fannie Mae, 6.5%, 3/1/32                                                                      8,418
      5,256               Fannie Mae, 6.5%, 4/1/29                                                                      6,048
      3,308               Fannie Mae, 6.5%, 4/1/32                                                                      3,806
      2,010               Fannie Mae, 6.5%, 7/1/21                                                                      2,313
     22,457               Fannie Mae, 6.5%, 7/1/34                                                                     25,844
      5,028               Fannie Mae, 6.5%, 8/1/32                                                                      5,938
      5,514               Fannie Mae, 6.5%, 8/1/32                                                                      6,346
      3,012               Fannie Mae, 7.0%, 1/1/32                                                                      3,704
        894               Fannie Mae, 7.0%, 11/1/29                                                                       900
        725               Fannie Mae, 7.0%, 7/1/31                                                                        775
      1,612               Fannie Mae, 7.0%, 8/1/19                                                                      1,700
      1,791               Fannie Mae, 7.0%, 9/1/18                                                                      1,855
      5,054               Fannie Mae, 7.0%, 9/1/30                                                                      5,196
      1,921               Fannie Mae, 7.5%, 2/1/31                                                                      2,389
      6,479               Fannie Mae, 8.0%, 10/1/30                                                                     7,839
     92,662               Federal Home Loan Mortgage Corp., 2.5%, 11/1/22                                              96,012
     94,183               Federal Home Loan Mortgage Corp., 3.0%, 10/1/29                                              98,909
    238,338               Federal Home Loan Mortgage Corp., 3.0%, 11/1/42                                             249,722
     77,067               Federal Home Loan Mortgage Corp., 3.0%, 2/1/43                                               80,911
     51,882               Federal Home Loan Mortgage Corp., 3.0%, 5/1/45                                               54,057
    149,854               Federal Home Loan Mortgage Corp., 3.0%, 6/1/46                                              156,393
     42,877               Federal Home Loan Mortgage Corp., 3.0%, 8/1/45                                               44,492
     34,853               Federal Home Loan Mortgage Corp., 3.0%, 9/1/42                                               36,483
     36,466               Federal Home Loan Mortgage Corp., 3.5%, 10/1/40                                              38,498
     54,577               Federal Home Loan Mortgage Corp., 3.5%, 10/1/42                                              57,559
     95,417               Federal Home Loan Mortgage Corp., 3.5%, 10/1/44                                             100,631
    113,750               Federal Home Loan Mortgage Corp., 3.5%, 10/1/45                                             121,540

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
    274,744               Federal Home Loan Mortgage Corp., 3.5%, 10/1/45                                        $    290,192
     57,341               Federal Home Loan Mortgage Corp., 3.5%, 11/1/28                                              61,469
    693,882               Federal Home Loan Mortgage Corp., 3.5%, 11/1/45                                             735,037
    267,019               Federal Home Loan Mortgage Corp., 3.5%, 12/1/44                                             281,609
     78,167               Federal Home Loan Mortgage Corp., 3.5%, 5/1/42                                               82,568
     82,546               Federal Home Loan Mortgage Corp., 3.5%, 6/1/45                                               88,198
    108,208               Federal Home Loan Mortgage Corp., 3.5%, 7/1/29                                              114,567
    444,396               Federal Home Loan Mortgage Corp., 3.5%, 8/1/29                                              470,504
     29,929               Federal Home Loan Mortgage Corp., 3.5%, 8/1/44                                               31,565
     61,815               Federal Home Loan Mortgage Corp., 4.0%, 10/1/43                                              66,202
    296,307               Federal Home Loan Mortgage Corp., 4.0%, 11/1/41                                             326,191
     72,023               Federal Home Loan Mortgage Corp., 4.0%, 12/1/40                                              78,020
     38,381               Federal Home Loan Mortgage Corp., 4.0%, 12/1/44                                              41,156
     41,987               Federal Home Loan Mortgage Corp., 4.0%, 2/1/44                                               45,449
    120,794               Federal Home Loan Mortgage Corp., 4.0%, 4/1/45                                              129,358
    150,496               Federal Home Loan Mortgage Corp., 4.0%, 5/1/44                                              161,040
    220,279               Federal Home Loan Mortgage Corp., 4.0%, 6/1/44                                              235,681
     43,518               Federal Home Loan Mortgage Corp., 4.0%, 7/1/44                                               47,106
     44,557               Federal Home Loan Mortgage Corp., 4.0%, 7/1/44                                               48,230
     55,446               Federal Home Loan Mortgage Corp., 4.0%, 7/1/44                                               60,017
     66,429               Federal Home Loan Mortgage Corp., 4.0%, 7/1/44                                               71,080
      9,009               Federal Home Loan Mortgage Corp., 5.0%, 10/1/38                                               9,942
      6,913               Federal Home Loan Mortgage Corp., 5.0%, 12/1/21                                               7,356
      8,100               Federal Home Loan Mortgage Corp., 5.0%, 9/1/38                                                8,940
     28,724               Federal Home Loan Mortgage Corp., 5.5%, 6/1/41                                               32,257
     20,464               Federal Home Loan Mortgage Corp., 5.5%, 9/1/33                                               23,127
      3,382               Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                                                3,840
      1,267               Federal Home Loan Mortgage Corp., 6.0%, 10/1/32                                               1,438
     11,115               Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                                              12,819
      9,036               Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                                              10,424
      2,746               Federal Home Loan Mortgage Corp., 6.0%, 12/1/36                                               3,152
     16,631               Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                                               19,192
      4,961               Federal Home Loan Mortgage Corp., 6.5%, 1/1/29                                                5,699
     10,118               Federal Home Loan Mortgage Corp., 6.5%, 10/1/31                                              11,623
      3,174               Federal Home Loan Mortgage Corp., 6.5%, 2/1/32                                                3,796
      2,341               Federal Home Loan Mortgage Corp., 6.5%, 3/1/32                                                2,689
      2,196               Federal Home Loan Mortgage Corp., 6.5%, 4/1/31                                                2,610
     17,619               Federal Home Loan Mortgage Corp., 6.5%, 4/1/32                                               20,775
      6,425               Federal Home Loan Mortgage Corp., 6.5%, 7/1/32                                                7,551
     29,786               Federal Home Loan Mortgage Corp., 7.0%, 10/1/46                                              34,036
      2,250               Federal Home Loan Mortgage Corp., 7.0%, 2/1/31                                                2,741
      1,079               Federal Home Loan Mortgage Corp., 7.0%, 3/1/32                                                1,105
        555               Federal Home Loan Mortgage Corp., 7.0%, 4/1/30                                                  562
      3,751               Federal Home Loan Mortgage Corp., 7.0%, 4/1/32                                                4,564
      2,891               Federal Home Loan Mortgage Corp., 7.0%, 8/1/22                                                3,139
      5,421               Federal Home Loan Mortgage Corp., 7.0%, 9/1/22                                                5,775
      1,765               Federal Home Loan Mortgage Corp., 7.5%, 8/1/31                                                2,056
     65,378               Federal National Mortgage Association, 4.0%, 10/1/45                                         70,136
    302,820               Government National Mortgage Association I, 3.5%, 1/15/45                                   321,695

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
    655,000               Government National Mortgage Association I, 3.5%, 7/20/16 (TBA)                        $    695,272
    514,469               Government National Mortgage Association I, 4.0%, 3/15/44                                   552,530
     12,822               Government National Mortgage Association I, 4.0%, 6/15/45                                    13,789
     24,596               Government National Mortgage Association I, 4.0%, 7/15/45                                    26,466
     70,551               Government National Mortgage Association I, 4.0%, 8/15/43                                    77,180
     24,603               Government National Mortgage Association I, 4.0%, 8/15/45                                    26,632
     83,879               Government National Mortgage Association I, 4.0%, 9/15/44                                    90,091
     31,104               Government National Mortgage Association I, 4.5%, 12/15/18                                   31,827
     12,886               Government National Mortgage Association I, 4.5%, 4/15/20                                    13,428
     14,027               Government National Mortgage Association I, 4.5%, 8/15/41                                    15,453
      8,931               Government National Mortgage Association I, 5.0%, 7/15/17                                     9,018
     11,520               Government National Mortgage Association I, 5.0%, 7/15/19                                    12,117
     15,900               Government National Mortgage Association I, 5.0%, 9/15/33                                    17,778
     27,881               Government National Mortgage Association I, 5.5%, 10/15/34                                   31,940
     19,096               Government National Mortgage Association I, 5.5%, 3/15/33                                    21,951
     19,432               Government National Mortgage Association I, 5.5%, 7/15/33                                    22,368
     49,384               Government National Mortgage Association I, 5.5%, 8/15/33                                    56,830
     10,741               Government National Mortgage Association I, 6.0%, 1/15/33                                    12,576
      4,584               Government National Mortgage Association I, 6.0%, 10/15/32                                    5,248
     15,912               Government National Mortgage Association I, 6.0%, 10/15/32                                   18,222
     30,015               Government National Mortgage Association I, 6.0%, 11/15/32                                   35,222
     36,057               Government National Mortgage Association I, 6.0%, 11/15/32                                   41,566
     16,872               Government National Mortgage Association I, 6.0%, 12/15/33                                   19,627
     12,740               Government National Mortgage Association I, 6.0%, 2/15/18                                    12,967
     21,351               Government National Mortgage Association I, 6.0%, 2/15/29                                    25,045
     19,286               Government National Mortgage Association I, 6.0%, 4/15/28                                    22,565
        972               Government National Mortgage Association I, 6.0%, 5/15/17                                       977
      4,904               Government National Mortgage Association I, 6.0%, 8/15/19                                     5,098
     16,148               Government National Mortgage Association I, 6.0%, 8/15/34                                    18,554
     32,576               Government National Mortgage Association I, 6.0%, 8/15/34                                    37,334
     15,029               Government National Mortgage Association I, 6.0%, 9/15/32                                    17,607
      6,950               Government National Mortgage Association I, 6.5%, 10/15/31                                    7,929
      3,320               Government National Mortgage Association I, 6.5%, 12/15/31                                    3,928
      4,806               Government National Mortgage Association I, 6.5%, 12/15/31                                    5,483
     31,153               Government National Mortgage Association I, 6.5%, 12/15/32                                   38,046
      4,770               Government National Mortgage Association I, 6.5%, 2/15/29                                     5,442
      2,496               Government National Mortgage Association I, 6.5%, 3/15/26                                     2,847
      1,535               Government National Mortgage Association I, 6.5%, 4/15/17                                     1,544
      2,383               Government National Mortgage Association I, 6.5%, 4/15/32                                     2,719
      2,596               Government National Mortgage Association I, 6.5%, 4/15/32                                     3,021
      7,150               Government National Mortgage Association I, 6.5%, 5/15/29                                     8,514
     18,864               Government National Mortgage Association I, 6.5%, 5/15/29                                    22,221
      4,138               Government National Mortgage Association I, 6.5%, 5/15/31                                     4,721
      1,098               Government National Mortgage Association I, 6.5%, 6/15/17                                     1,100
      5,925               Government National Mortgage Association I, 6.5%, 6/15/28                                     6,759
      6,452               Government National Mortgage Association I, 6.5%, 6/15/28                                     7,656
      1,246               Government National Mortgage Association I, 6.5%, 6/15/32                                     1,421
      2,796               Government National Mortgage Association I, 6.5%, 6/15/32                                     3,190
      5,637               Government National Mortgage Association I, 6.5%, 6/15/32                                     6,431

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
     21,096               Government National Mortgage Association I, 6.5%, 7/15/31                              $     24,067
      5,535               Government National Mortgage Association I, 6.5%, 7/15/32                                     6,314
      6,539               Government National Mortgage Association I, 6.5%, 9/15/31                                     7,460
      1,355               Government National Mortgage Association I, 7.0%, 1/15/26                                     1,394
      5,635               Government National Mortgage Association I, 7.0%, 1/15/29                                     6,564
      7,288               Government National Mortgage Association I, 7.0%, 11/15/28                                    8,135
        745               Government National Mortgage Association I, 7.0%, 12/15/30                                      765
     18,525               Government National Mortgage Association I, 7.0%, 2/15/28                                    19,790
      2,039               Government National Mortgage Association I, 7.0%, 2/15/31                                     2,097
      4,216               Government National Mortgage Association I, 7.0%, 5/15/31                                     4,479
     20,421               Government National Mortgage Association I, 7.0%, 5/15/32                                    22,511
      8,087               Government National Mortgage Association I, 7.0%, 6/15/29                                     9,043
     21,316               Government National Mortgage Association I, 7.0%, 7/15/26                                    22,745
        791               Government National Mortgage Association I, 7.0%, 7/15/29                                       831
      4,684               Government National Mortgage Association I, 7.0%, 7/15/29                                     5,394
      3,301               Government National Mortgage Association I, 7.0%, 8/15/31                                     4,118
      1,884               Government National Mortgage Association I, 7.0%, 9/15/27                                     1,956
      1,804               Government National Mortgage Association I, 7.5%, 1/15/31                                     1,925
        637               Government National Mortgage Association I, 7.5%, 10/15/22                                      692
      3,766               Government National Mortgage Association I, 7.5%, 10/15/29                                    4,280
        210               Government National Mortgage Association I, 7.5%, 6/15/23                                       212
        431               Government National Mortgage Association I, 7.5%, 8/15/23                                       450
    239,620               Government National Mortgage Association II, 3.5%, 1/20/46                                  254,683
     22,763               Government National Mortgage Association II, 3.5%, 3/20/45                                   24,194
     49,317               Government National Mortgage Association II, 3.5%, 3/20/46                                   53,097
     23,290               Government National Mortgage Association II, 3.5%, 4/20/45                                   24,862
     23,612               Government National Mortgage Association II, 3.5%, 4/20/45                                   25,235
     48,802               Government National Mortgage Association II, 3.5%, 4/20/45                                   51,988
    875,000               Government National Mortgage Association II, 3.5%, 7/20/16 (TBA)                            928,696
    134,492               Government National Mortgage Association II, 3.5%, 8/20/45                                  142,910
    300,000               Government National Mortgage Association II, 4.0%, 7/20/16 (TBA)                            320,672
    813,514               Government National Mortgage Association II, 4.0%, 7/20/44                                  870,014
     78,312               Government National Mortgage Association II, 4.0%, 9/20/44                                   83,749
     18,557               Government National Mortgage Association II, 4.5%, 9/20/41                                   20,260
     10,634               Government National Mortgage Association II, 5.0%, 1/20/20                                   11,210
     16,246               Government National Mortgage Association II, 5.0%, 11/20/19                                  17,065
     54,076               Government National Mortgage Association II, 5.9%, 2/20/28                                   60,547
     18,726               Government National Mortgage Association II, 6.0%, 11/20/33                                  22,134
      2,600               Government National Mortgage Association II, 6.0%, 12/20/18                                   2,671
      6,345               Government National Mortgage Association II, 6.0%, 7/20/19                                    6,502
      5,251               Government National Mortgage Association II, 6.5%, 12/20/28                                   6,106
      3,699               Government National Mortgage Association II, 6.5%, 8/20/28                                    4,337
      3,176               Government National Mortgage Association II, 6.5%, 9/20/31                                    3,842
      1,661               Government National Mortgage Association II, 7.0%, 1/20/31                                    2,070
     11,111               Government National Mortgage Association II, 7.0%, 2/20/29                                   13,017
      5,623               Government National Mortgage Association II, 7.0%, 5/20/26                                    6,553
        963               Government National Mortgage Association II, 7.5%, 8/20/27                                    1,178
        333               Government National Mortgage Association II, 8.0%, 8/20/25                                      388
  4,695,000               U.S. Treasury Bills, 7/14/16 (c)                                                          4,694,791

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
    400,000               U.S. Treasury Bills, 7/21/16 (c)                                                       $    399,959
    285,000               U.S. Treasury Bonds, 2.5%, 2/15/45                                                          296,723
    125,000               U.S. Treasury Bonds, 3.0%, 11/15/44                                                         143,721
     50,000               U.S. Treasury Bonds, 3.0%, 11/15/45                                                          57,492
    430,000               U.S. Treasury Bonds, 3.0%, 5/15/42                                                          496,684
    500,000               U.S. Treasury Bonds, 4.375%, 5/15/41                                                        713,946
     25,000               U.S. Treasury Bonds, 4.75%, 2/15/37                                                          37,189
    250,000               U.S. Treasury Bonds, 5.375%, 2/15/31                                                        370,791
  1,691,723               U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45                                     1,698,927
  1,393,496               U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46                                      1,504,395
  1,090,000       0.35    U.S. Treasury Note, Floating Rate Note, 1/31/17                                           1,090,237
  1,090,000       0.31    U.S. Treasury Note, Floating Rate Note, 10/31/16                                          1,090,040
  2,715,000       0.43    U.S. Treasury Note, Floating Rate Note, 10/31/17                                          2,716,811
    500,000       0.33    U.S. Treasury Note, Floating Rate Note, 4/30/17                                             500,074
  3,350,000       0.34    U.S. Treasury Note, Floating Rate Note, 7/31/17                                           3,350,127
  1,340,000       0.53    U.S. Treasury Note, Floating Rate Note, 1/31/18                                           1,342,537
  3,270,000       0.45    U.S. Treasury Note, Floating Rate Note, 4/30/18                                           3,270,363
                                                                                                                 ------------
                                                                                                                 $ 51,757,717
                                                                                                                 ------------
                          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                          (Cost $50,754,796)                                                                     $ 51,757,717
                                                                                                                 ------------
                          FOREIGN GOVERNMENT BONDS - 0.4%
    200,000               Abu Dhabi Government International Bond, 3.125%, 5/3/26 (144A)                         $    204,822
    200,000               Africa Finance Corp., 4.375%, 4/29/20 (144A)                                                202,900
                                                                                                                 ------------
                                                                                                                 $    407,722
                                                                                                                 ------------
                          TOTAL FOREIGN GOVERNMENT BONDS
                          (Cost $397,985)                                                                        $    407,722
                                                                                                                 ------------
                          MUNICIPAL BONDS - 0.6% (g)
                          Municipal Education - 0.0%+
     10,000               Amherst College, 3.794%, 11/1/42                                                       $     10,663
                                                                                                                 ------------
                          Municipal General - 0.3%
     90,000               JobsOhio Beverage System, 3.985%, 1/1/29                                               $    101,622
     25,000               JobsOhio Beverage System, 4.532%, 1/1/35                                                     29,238
     25,000               Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30                           28,722
     50,000               Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31                           57,124
     50,000               Virginia Commonwealth Transportation Board, 4.0%, 5/15/31                                    57,095
     50,000               Virginia Commonwealth Transportation Board, 4.0%, 5/15/32                                    56,822
                                                                                                                 ------------
                                                                                                                 $    330,623
                                                                                                                 ------------
                          Higher Municipal Education - 0.2%
     25,000               Baylor University, 4.313%, 3/1/42                                                      $     28,082
     25,000               Massachusetts Institute of Technology, 5.6%, 7/1/11                                          35,577
     50,000               The George Washington University, 1.827%, 9/15/17                                            50,368
     50,000               University of Virginia, Green Bond Series A, 5.0%, 4/1/45                                    62,033
                                                                                                                 ------------
                                                                                                                 $    176,060
                                                                                                                 ------------
                          Municipal School District - 0.1%
     50,000               Frisco Independent School District, 4.0%, 8/15/40                                      $     56,531
     25,000               Frisco Independent School District, 4.0%, 8/15/45                                            28,182
                                                                                                                 ------------
                                                                                                                 $     84,713
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Municipal Transportation - 0.0%+
     10,000               Port Authority of New York & New Jersey, 4.458%, 10/1/62                               $     11,441
                                                                                                                 ------------
                          Municipal Obligation - 0.0%+
     50,000               State of Texas, 4.0%, 10/1/44                                                          $     56,115
                                                                                                                 ------------
                          TOTAL MUNICIPAL BONDS
                          (Cost $606,088)                                                                        $    669,615
                                                                                                                 ------------
                          SENIOR FLOATING RATE LOAN INTERESTS - 4.4%**
                          Energy - 0.1%
                          Oil & Gas Refining & Marketing - 0.1%
    106,007       3.21    Pilot Travel Centers LLC, 2016 Refinancing Tranche B Term Loan, 5/18/23                $    106,222
                                                                                                                 ------------
                          Total Energy                                                                           $    106,222
                                                                                                                 ------------
                          Materials - 0.2%
                          Metal & Glass Containers - 0.1%
     75,000       4.50    Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22                          $     74,125
                                                                                                                 ------------
                          Paper Packaging - 0.1%
    100,000       4.50    Coveris Holdings SA, USD Term Loan, 4/14/19                                            $     99,375
                                                                                                                 ------------
                          Total Materials                                                                        $    173,500
                                                                                                                 ------------
                          Capital Goods - 0.3%
                          Aerospace & Defense - 0.1%
     75,000       4.75    DigitalGlobe, Inc., Term Loan, 1/25/20                                                 $     75,203
                                                                                                                 ------------
                          Electrical Components & Equipment - 0.1%
    100,000       3.00    Southwire Co., Term Loan, 1/31/21                                                      $     99,500
                                                                                                                 ------------
                          Trading Companies & Distributors - 0.1%
    113,730       3.90    WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19                                   $    114,050
                                                                                                                 ------------
                          Total Capital Goods                                                                    $    288,753
                                                                                                                 ------------
                          Automobiles & Components - 0.5%
                          Auto Parts & Equipment - 0.4%
    134,704       3.50    Allison Transmission, Inc., Term B-3 Loan, 8/23/19                                     $    134,815
    169,461       4.75    Federal-Mogul Corp., Tranche C Term, 4/15/21                                                157,705
     99,475       3.75    MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21                                   98,996
    100,000       4.50    TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22                               98,250
                                                                                                                 ------------
                                                                                                                 $    489,766
                                                                                                                 ------------
                          Tires & Rubber - 0.1%
    102,500       3.75    The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19                       $    102,714
                                                                                                                 ------------
                          Total Automobiles & Components                                                         $    592,480
                                                                                                                 ------------
                          Consumer Services - 0.5%
                          Casinos & Gaming - 0.1%
     98,500       6.00    Scientific Games, Initial Term B-2, 10/1/21                                            $     97,253
                                                                                                                 ------------
                          Leisure Facilities - 0.1%
     86,194       3.50    Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22                              $     86,374
                                                                                                                 ------------
                          Restaurants - 0.1%
     86,403       3.75    1011778 BC ULC, Term B-2 Loan, 12/12/21                                                $     86,367
                                                                                                                 ------------
                          Education Services - 0.1%
     99,742       3.75    Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20                           $     99,883
     97,504       4.00    Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21                               95,858
                                                                                                                 ------------
                                                                                                                 $    195,741
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Specialized Consumer Services - 0.1%
     15,924       5.25    GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21                                $     15,685
    124,686       6.00    Kindercare Education LLC, Initial Term Loan (First Lien), 8/13/22                           123,751
                                                                                                                 ------------
                                                                                                                 $    139,436
                                                                                                                 ------------
                          Total Consumer Services                                                                $    605,171
                                                                                                                 ------------
                          Media - 0.3%
                          Broadcasting - 0.1%
    135,161       4.00    Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20         $    134,497
                                                                                                                 ------------
                          Movies & Entertainment - 0.2%
     22,896       3.75    Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18                                     $     22,839
     67,330       3.25    Kasima LLC, Term Loan, 5/17/21                                                               67,309
     81,690       3.50    Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20                                      81,741
                                                                                                                 ------------
                                                                                                                 $    171,889
                                                                                                                 ------------
                          Total Media                                                                            $    306,386
                                                                                                                 ------------
                          Retailing - 0.1%
                          Home Improvement Retail - 0.0%+
     10,000       4.50    Apex Tool Group LLC, Term Loan, 2/1/20                                                 $      9,872
                                                                                                                 ------------
                          Specialty Stores - 0.1%
     99,748       4.25    PetSmart, Inc., Tranche B-1 Loan, 3/10/22                                              $     99,504
                                                                                                                 ------------
                          Automotive Retail - 0.0%+
     47,579       5.75    CWGS Group LLC, Term Loan, 2/20/20                                                     $     47,163
                                                                                                                 ------------
                          Total Retailing                                                                        $    156,539
                                                                                                                 ------------
                          Food, Beverage & Tobacco - 0.1%
                          Packaged Foods & Meats - 0.1%
     94,667       5.25    Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23                                  $     94,923
                                                                                                                 ------------
                          Total Food, Beverage & Tobacco                                                         $     94,923
                                                                                                                 ------------
                          Household & Personal Products - 0.2%
                          Personal Products - 0.2%
    127,867       5.00    NBTY, Inc., Dollar Term B Loan, 4/27/23                                                $    127,348
    100,000       3.25    Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17                             100,078
                                                                                                                 ------------
                                                                                                                 $    227,426
                                                                                                                 ------------
                          Total Household & Personal Products                                                    $    227,426
                                                                                                                 ------------
                          Health Care Equipment & Services - 0.8%
                          Health Care Supplies - 0.1%
    111,307       5.00    Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20                                   $    111,029
                                                                                                                 ------------
                          Health Care Facilities - 0.4%
    100,000       4.00    Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22                              $     99,625
     30,102       3.38    HCA, Inc., Tranche B-4 Term Loan, 5/1/18                                                     30,167
     70,496       3.71    HCA, Inc., Tranche B-6 Term Loan, 3/8/23                                                     70,843
     75,000       4.50    IASIS Healthcare LLC, Term B-2 Loan, 5/3/18                                                  74,922
     99,493       4.25    Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21                               97,005
     99,750       6.25    Vizient, Inc., Initial Term Loan, 2/9/23                                                    100,373
                                                                                                                 ------------
                                                                                                                 $    472,935
                                                                                                                 ------------
                          Managed Health Care - 0.1%
    100,000       0.00    Prospect Medical Holdings, Inc. / Prospect Medical Group, Inc., Term Loan, 6/20/22     $     98,938
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Health Care Technology - 0.2%
    235,238       3.50    IMS Health, Inc., Term B Dollar Loan, 3/17/21                                          $    233,841
                                                                                                                 ------------
                          Total Health Care Equipment & Services                                                 $    916,743
                                                                                                                 ------------
                          Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
                          Pharmaceuticals - 0.1%
     50,000       5.25    Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21                         $     48,406
     99,745       3.46    Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21                     99,847
                                                                                                                 ------------
                                                                                                                 $    148,253
                                                                                                                 ------------
                          Life Sciences Tools & Services - 0.1%
     60,814       4.25    Catalent Pharma Solutions, Dollar Term Loan, 5/20/21                                   $     60,885
                                                                                                                 ------------
                          Total Pharmaceuticals, Biotechnology & Life Sciences                                   $    209,138
                                                                                                                 ------------
                          Banks - 0.0%+
                          Thrifts & Mortgage Finance - 0.0%+
     48,599       5.50    Ocwen Financial Corp., Initial Term Loan, 1/15/18                                      $     47,809
                                                                                                                 ------------
                          Total Banks                                                                            $     47,809
                                                                                                                 ------------
                          Diversified Financials - 0.1%
                          Investment Banking & Brokerage - 0.1%
     96,042       4.25    LPL Holdings, Inc., 2021 Tranche B Term Loan, 3/29/21                                  $     95,682
                                                                                                                 ------------
                          Total Diversified Financials                                                           $     95,682
                                                                                                                 ------------
                          Insurance - 0.1%
                          Property & Casualty Insurance - 0.1%
     99,741       5.75    Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18                       $     98,702
                                                                                                                 ------------
                          Total Insurance                                                                        $     98,702
                                                                                                                 ------------
                          Real Estate - 0.1%
                          Retail REIT - 0.1%
    100,000       4.25    DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21                 $     99,100
                                                                                                                 ------------
                          Total Real Estate                                                                      $     99,100
                                                                                                                 ------------
                          Software & Services - 0.3%
                          IT Consulting & Other Services - 0.1%
     39,990       3.75    NXP BV, Tranche B Loan, 10/30/20                                                       $     40,121
                                                                                                                 ------------
                          Data Processing & Outsourced Services - 0.0%+
     35,997       4.45    First Data Corp., 2021 Extended Dollar Term Loan, 3/24/21                              $     35,938
                                                                                                                 ------------
                          Application Software - 0.2%
     75,000       4.50    Epiq Systems, Inc., Term Loan, 8/27/20                                                 $     74,625
    100,000       8.50    Expert Global Solutions, Inc., 4/3/18                                                        98,500
     75,000       3.50    Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19                             75,000
                                                                                                                 ------------
                                                                                                                 $    248,125
                                                                                                                 ------------
                          Total Software & Services                                                              $    324,184
                                                                                                                 ------------
                          Technology Hardware & Equipment - 0.0%+
                          Communications Equipment - 0.0%+
     55,000       3.41    Belden Finance 2013 LP, Initial Term Loan, 9/9/20                                      $     54,914
                                                                                                                 ------------
                          Total Technology Hardware & Equipment                                                  $     54,914
                                                                                                                 ------------
                          Semiconductors & Semiconductor Equipment - 0.1%
                          Semiconductors - 0.1%
     56,327       5.25    Microsemi Corp., Closing Date Term B Loan, 12/17/22                                    $     56,297
                                                                                                                 ------------
                          Total Semiconductors & Semiconductor Equipment                                         $     56,297
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   Floating
 Amount ($)   Rate (b)                                                                                                  Value
                          Telecommunication Services - 0.1%
                          Integrated Telecommunication Services - 0.1%
    100,000       4.00    Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20                                    $     99,604
                                                                                                                 ------------
                          Total Telecommunication Services                                                       $     99,604
                                                                                                                 ------------
                          Utilities - 0.3%
                          Electric Utilities - 0.2%
     96,410       5.63    APLP Holdings LP, Term Loan, 4/12/23                                                   $     96,591
    100,000       3.75    Texas Competitive Electric Holdings Co LLC, DIP Term Loan, 11/7/16                           99,958
                                                                                                                 ------------
                                                                                                                 $    196,549
                                                                                                                 ------------
                          Independent Power Producers & Energy Traders - 0.1%
    100,000       3.50    Calpine Corp., Term Loan, 5/28/22                                                      $     99,062
     97,792       7.00    TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22                                    89,235
                                                                                                                 ------------
                                                                                                                 $    188,297
                                                                                                                 ------------
                          Total Utilities                                                                        $    384,846
                                                                                                                 ------------
                          TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                          (Cost $4,889,284)                                                                      $  4,938,419
                                                                                                                 ------------

     Shares
                          MUTUAL FUND - 0.9%
                          Diversified Financials - 0.9%
                          Asset Management & Custody Banks - 0.9%
     99,057               Pioneer ILS Interval Fund (f)                                                          $  1,050,000
                                                                                                                 ------------
                          TOTAL MUTUAL FUND
                          (Cost $1,050,000)                                                                      $  1,050,000
                                                                                                                 ------------

  Principal
 Amount ($)
                          TEMPORARY CASH INVESTMENTS - 0.9%
                          Commercial Paper - 0.9%
    420,000               BNP Paribas SA, Commercial Paper, 7/1/16 (c)                                           $    419,996
    590,000               Microsoft Corp., Commercial Paper, 7/1/16 (c)                                               589,995
                                                                                                                 ------------
                                                                                                                 $  1,009,991
                                                                                                                 ------------
                          TOTAL TEMPORARY CASH INVESTMENTS
                          (Cost $1,010,000)                                                                      $  1,009,991
                                                                                                                 ------------
                          TOTAL INVESTMENT IN SECURITIES - 106.3%
                          (Cost $117,281,763) (a)                                                                $120,130,850
                                                                                                                 ------------
                          OTHER ASSETS & LIABILITIES - (6.3)%                                                    $ (7,092,471)
                                                                                                                 ------------
                          TOTAL NET ASSETS - 100.0%                                                              $113,038,379
                                                                                                                 ============

+           Amount rounds to less than 0.1%.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2016, the value of these securities amounted to $25,499,977 or 22.6% of total net assets.

(TBA)       "To Be Announced" Securities.

REMICS      Real Estate Mortgage Investment Conduits.

(Perpetual) Security with no stated maturity date.

(Step) Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT        Real Estate Investment Trust.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
            Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $117,383,465 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
              there is an excess of value over tax cost                               $3,213,913

            Aggregate gross unrealized depreciation for all investments in which
              there is an excess of tax cost over value                                 (466,528)
                                                                                      ----------
            Net unrealized appreciation                                               $2,747,385
                                                                                      ==========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c) Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)         Rate to be determined.

(e) Structured reinsurance investment. At June 30, 2016, the value of these securities amounted to $53,980 or 0.1% of total net assets. See Notes to Financial Statements -- Note 1E.

(f)         Affiliated funds managed by Pioneer Investment Management, Inc.

(g)         Consists of revenue bonds unless otherwise indicated.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016 were as follows:

                                                Purchases               Sales
Long-Term U.S. Government                      $15,351,463           $10,501,094
Other Long-Term Securities                     $25,351,143           $ 8,231,881

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS -- SELL PROTECTION

                                                                                                                   Net Unrealized
Notional                                                                      Credit     Expiration  Premiums        Appreciation
Principal ($)(1)  Counterparty         Obligation Entity/Index       Coupon   Rating(2)  Date            Paid       (Depreciation)
      824,500     Chicago Mercentile   Markit CDX North America
                  Exchange             High Yield Index                5.00%  B+         12/20/19      $45,348            $ 8,847
    1,200,000     Chicago Mercentile   Markit CDX North America
                  Exchange             Investment Grade Index          1.00%  BBB+       6/20/20        18,615             (7,704)
                                                                                                       -------            -------
                                                                                                       $63,963            $ 1,143
                                                                                                       =======            =======


(1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2) Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                                                                   Level 1      Level 2          Level 3       Total
Preferred Stock                                                   $  67,100     $         --     $    --     $     67,100
Convertible Preferred Stock                                         201,376               --          --          201,376
Asset Backed Securities                                                  --        2,473,829          --        2,473,829
Collateralized Mortgage Obligations                                      --       17,364,820          --       17,364,820
Corporate Bonds
  Insurance
     Reinsurance                                                                      30,818      53,980           84,798
  All Other Corporate Bonds                                              --       40,105,463          --       40,105,463
U.S. Government and Agency Obligations                                   --       51,757,717          --       51,757,717
Foreign Government Bonds                                                 --          407,722          --          407,722
Municipal Bonds                                                          --          669,615          --          669,615
Senior Floating Rate Loan Interests                                      --        4,938,419          --        4,938,419
Mutual Fund                                                              --        1,050,000          --        1,050,000
Commercial Paper                                                         --        1,009,991          --        1,009,991
                                                                  ---------     ------------     -------     ------------
Total                                                             $ 268,476     $119,808,394     $53,980     $120,130,850
                                                                  =========     ============     =======     ============
Other Financial Instruments
Net unrealized depreciation on futures contracts                  $(366,014)    $         --     $    --     $   (366,014)
Net unrealized appreciation on centrally cleared swap contracts          --            1,143          --            1,143
                                                                  ---------     ------------     -------     ------------
Total Other Financial Instruments                                 $(366,014)    $      1,143     $    --     $   (364,871)
                                                                  =========     ============     =======     ============

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of June 30, 2016:

                                                                   Level 1         Level 2       Level 3       Total
Assets:
Restricted cash                                                   $      --     $    156,815     $    --     $    156,815
Variation margin for centrally cleared swap contracts                    --            4,536          --            4,536
Liabilities
Variation margin for futures contracts                               (3,938)              --          --           (3,938)
                                                                  ---------     ------------     -------     ------------
Total                                                             $  (3,938)    $    161,351     $    --     $    165,289
                                                                  =========     ============     =======     ============

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

                                                                  Corporate
                                                                    Bonds
Balance as of 12/31/15                                           $    57,928
Realized gain (loss)(1)                                                  110
Change in unrealized appreciation (depreciation)(2)                   (2,347)
Purchases                                                             50,000
Sales                                                                (51,711)
Transfers in to Level 3*                                                  --
Transfers out of Level 3*                                                 --
                                                                 -----------
Balance as of 6/30/16                                            $    53,980
                                                                 ===========

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments
  still held as of 6/30/16                                             $ (1,760)
                                                                       ========

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               6/30/16   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                             (unaudited)  12/31/15    12/31/14    12/31/13    12/31/12     12/31/11
Class I
Net asset value, beginning of period                         $ 10.83     $ 11.23     $ 11.01     $ 11.49     $ 11.89     $ 11.84
                                                             -------     -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $  0.13(b)  $  0.28(b)  $  0.37     $  0.46     $  0.50     $  0.61
  Net realized and unrealized gain (loss) on investments        0.34       (0.25)       0.29       (0.34)       0.49        0.03
                                                             -------     -------     -------     -------     -------     -------
    Net increase (decrease) from investment operations       $  0.47     $  0.03     $  0.66     $  0.12     $  0.99     $  0.64
Distribution to shareowners:
  Net investment income                                      $ (0.15)    $ (0.33)    $ (0.38)    $ (0.48)    $ (0.55)    $ (0.59)
  Net realized gain                                            (0.01)      (0.10)      (0.06)      (0.12)      (0.84)         --
                                                             -------     -------     -------     -------     -------     -------
Total distributions                                          $ (0.16)    $ (0.43)    $ (0.44)    $ (0.60)    $ (1.39)    $ (0.59)
                                                             -------     -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $  0.31     $ (0.40)    $  0.22     $ (0.48)    $ (0.40)    $  0.05
                                                             -------     -------     -------     -------     -------     -------
Net asset value, end of period                               $ 11.14     $ 10.83     $ 11.23     $ 11.01     $ 11.49     $ 11.89
                                                             =======     =======     =======     =======     =======     =======
Total return*                                                   4.29%       0.30%       6.05%       1.02%       8.75%       5.53%
Ratio of net expenses to average net assets (a)                 0.62%**     0.62%       0.62%       0.62%       0.62%       0.62%
Ratio of net investment income (loss) to average net assets     2.39%**     2.56%       3.30%       4.07%       4.29%       5.12%
Portfolio turnover rate                                           40%**       41%        119%         33%         26%         38%
Net assets, end of period (in thousands)                     $27,003     $24,785     $25,470     $26,689     $32,367     $33,151
Ratios with no waiver of fees and assumption of expenses by
  the Adviser and no reduction for fees paid indirectly:
  Total expenses to average net assets                          0.66%**     0.81%       0.99%       1.08%       1.07%       0.86%
  Net investment income (loss) to average net assets            2.35%**     2.37%       2.93%       3.61%       3.83%       4.88%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00% and
      0.00%, respectively.

+     Amount rounds to less than 0.01%.

(b) The per share data presented above is based on the average shares outstanding for the period presented.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               6/30/16    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                             (unaudited)   12/31/15    12/31/14    12/31/13    12/31/12    12/31/11
Class II
Net asset value, beginning of period                         $ 10.85       $ 11.25     $ 11.03     $ 11.50     $ 11.90     $ 11.84
                                                             -------       -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
    Net investment income (loss)                             $  0.12(b)    $  0.24(b)  $  0.33     $  0.41     $  0.45     $  0.58
    Net realized and unrealized gain (loss) on investments      0.33         (0.23)       0.30       (0.31)       0.50        0.05
                                                             -------       -------     -------     -------     -------     -------
       Net increase (decrease) from investment operations    $  0.45       $  0.01     $  0.63     $  0.10     $  0.95     $  0.63
Distribution to shareowners:
    Net investment income                                    $ (0.13)      $ (0.31)    $ (0.35)    $ (0.45)    $ (0.51)    $ (0.57)
    Net realized gain                                          (0.01)        (0.10)      (0.06)      (0.12)      (0.84)         --
                                                             -------       -------     -------     -------     -------     -------
Total distributions                                          $ (0.14)      $ (0.41)    $ (0.41)    $ (0.57)    $ (1.35)    $ (0.57)
                                                             -------       -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $  0.31       $ (0.40)    $  0.22     $ (0.47)    $ (0.40)    $  0.06
                                                             -------       -------     -------     -------     -------     -------
Net asset value, end of period                               $ 11.16       $ 10.85     $ 11.25     $ 11.03     $ 11.50     $ 11.90
                                                             =======       =======     =======     =======     =======     =======
Total return*                                                   4.15%         0.08%       5.79%       0.83%       8.43%       5.37%
Ratio of net expenses to average net assets (a)                 0.87%**       0.84%       0.86%       0.90%       0.91%       0.87%
Ratio of net investment income (loss) to average net assets     2.14%**       2.18%       2.98%       3.69%       3.99%       4.63%
Portfolio turnover rate                                           40%**         41%        119%         33%         26%         38%
Net assets, end of period (in thousands)                     $86,035       $65,727     $21,539     $ 8,313     $ 5,027     $ 4,281
Ratios with no waiver of fees and assumption of expenses by
    the Adviser and no reduction for fees paid indirectly:
    Total expenses to average net assets                        0.91%**       1.03%       1.23%       1.36%       1.36%       1.04%
    Net investment income (loss) to average net assets          2.10%**       1.99%       2.62%       3.23%       3.54%       4.46%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

(b) The per share data presented above is based on the average shares outstanding for the period presented.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value (cost $116,231,763)  $119,080,850
  Investment in securities of affiliated issuers, at value (cost $1,050,000)         1,050,000
                                                                                  ------------
    Total investment in securities, at value (cost $117, 281,763)                 $120,130,850
  Cash                                                                                 919,839
  Restricted Cash*                                                                     156,815
  Receivables --
    Investment securities sold                                                          85,168
    Portfolio shares sold                                                              773,787
    Interest                                                                           609,118
  Variation margin on centrally cleared swap contracts                                   4,536
  Variation margin on futures contracts                                                  3,938
  Swap contracts, premiums paid                                                         63,963
  Due from Pioneer Investment Management, Inc.                                          19,589
  Other assets                                                                          17,946
                                                                                  ------------
       Total assets                                                               $122,785,549
                                                                                  ------------
LIABILITIES:
  Payables --
    Investment securities purchased                                               $  9,653,804
    Portfolio shares repurchased                                                         8,555
  Due to affiliates                                                                     22,627
  Accrued expenses                                                                      62,184
                                                                                  ------------
       Total liabilities                                                          $  9,747,170
                                                                                  ------------
NET ASSETS:
  Paid-in capital                                                                 $110,491,422
  Distributions in excess of net investment income                                     (44,438)
  Accumulated net realized gain on investments, futures contracts
    and swap contracts                                                                 107,179
  Net unrealized appreciation on investments                                         2,849,087
  Net unrealized appreciation on swap contracts                                          1,143
  Net unrealized depreciation on futures contracts                                    (366,014)
                                                                                  ------------
       Total net assets                                                           $113,038,379
                                                                                  ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $27,002,968/2,424,397 shares)                                 $      11.14
                                                                                  ============
  Class II (based on $86,035,411/7,708,433 shares)                                $      11.16
                                                                                  ============

* Represents restricted cash deposited at the custodian and/or counterparty for derivative contracts.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
  Interest                                                                                      $1,502,283
  Dividends                                                                                          6,407
                                                                                                ----------
       Total investment income                                                                               $1,508,690
                                                                                                             ----------
EXPENSES:
  Management fees                                                                               $  198,465
  Distribution fees
    Class II                                                                                        93,021
  Administrative expense                                                                            23,766
  Custodian fees                                                                                    35,050
  Professional fees                                                                                 23,997
  Printing expense                                                                                   7,143
  Fees and expenses of nonaffiliated Trustees                                                        3,633
  Pricing expense                                                                                   37,203
  Miscellaneous                                                                                      1,979
                                                                                                ----------
    Total expenses                                                                                           $  424,257
      Less fees waived and expenses reimbursed by
         Pioneer Investment Management, Inc.                                                                    (19,693)
                                                                                                             ----------
      Net expenses                                                                                           $  404,564
                                                                                                             ----------
         Net investment income                                                                               $1,104,126
                                                                                                             ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SWAP CONTRACTS AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
    Investments                                                                                 $  258,580
    Swap contracts                                                                                  25,066
    Futures contracts                                                                             (140,881)  $  142,765
                                                                                                ----------   ----------
  Change in net unrealized appreciation (depreciation) on:
    Investments (including from affiliated issuer of $ --)                                      $3,290,132
    Swap contracts                                                                                  14,264
    Futures contracts                                                                             (400,961)  $2,903,435
                                                                                                ----------   ----------
  Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts               $3,046,200
                                                                                                             ----------
  Net increase in net assets resulting from operations                                                       $4,150,326
                                                                                                             ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                Six Months
                                                                                   Ended
                                                                                  6/30/16      Year Ended
                                                                                (unaudited)     12/31/15
FROM OPERATIONS:
Net investment income (loss)                                                   $  1,104,126   $  1,553,325
Net realized gain (loss) on investments, swap contracts and futures contracts       142,765        230,004
Change in net unrealized appreciation (depreciation) on investments, swap
  contracts and futures contracts                                                 2,903,435     (1,956,476)
                                                                               ------------   ------------
    Net increase (decrease) in net assets resulting from operations            $  4,150,326   $   (173,147)
                                                                               ------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class I ($0.15 and $0.33 per share, respectively)                          $   (345,064)  $   (760,359)
    Class II ($0.13 and $0.31 per share, respectively)                             (909,779)    (1,087,276)
Net realized gain:
    Class I ($0.01 and $0.10 per share, respectively)                          $    (12,468)  $   (236,328)
    Class II ($0.01 and $0.10 per share, respectively)                              (40,204)      (343,048)
                                                                               ------------   ------------
      Total distributions to shareowners                                       $ (1,307,515)  $ (2,427,011)
                                                                               ------------   ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                               $ 27,025,105   $ 63,751,114
Reinvestment of distributions                                                     1,308,360      2,427,011
Cost of shares repurchased                                                       (8,649,778)   (20,074,922)
                                                                               ------------   ------------
    Net increase in net assets resulting from
      Portfolio share transactions                                             $ 19,683,687   $ 46,103,203
                                                                               ------------   ------------
    Net increase in net assets                                                 $ 22,526,498   $ 43,503,045

NET ASSETS:
Beginning of period                                                            $ 90,511,881   $ 47,008,836
                                                                               ------------   ------------
End of period                                                                  $113,038,379   $ 90,511,881
                                                                               ============   ============
Undistributed (distributions in excess of) net investment income               $    (44,438)  $    106,279
                                                                               ============   ============


                                          Six Months    Six Months
                                            Ended         Ended
                                           6/30/16       6/30/16     Year Ended     Year Ended
                                            Shares        Amount      12/31/15       12/31/15
                                         (unaudited)   (unaudited)     Shares        Amount
CLASS I
Shares sold                                353,151     $ 3,890,669      611,105    $  6,770,577
Reinvestment of distributions               32,516         357,778       90,039         996,687
Less shares repurchased                   (249,796)     (2,734,944)    (680,258)     (7,521,541)
                                         ---------     -----------   ----------    ------------
    Net increase                           135,871     $ 1,513,503       20,886    $    245,723
                                         =========     ===========   ==========    ============
CLASS II
Shares sold                              2,107,088     $23,134,436    5,146,058    $ 56,980,537
Reinvestment of distributions               86,163         950,582      129,563       1,430,324
Less shares repurchased                   (540,238)     (5,914,834)  (1,134,027)    (12,553,381)
                                         ---------     -----------   ----------    ------------
    Net increase                         1,653,013     $18,170,184    4,141,594    $ 45,857,480
                                         =========     ===========   ==========    ============

   The accompanying notes are an integral part of these financial statements.

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Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Bond VCT Portfolio (the Portfolio) is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the Portfolio.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

     Loan interests are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.

     Event-linked bonds or catastrophe bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance linked securities (including sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

     Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

     International Swap Dealer association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

     Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

     Securities or loan interests for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

     At June 30, 2016, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services, brokerdealers or through a third party using an insurance industry valuation model).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

     year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

     ---------------------------------------------------------------------------
                                                                         2015
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                  $1,881,618
     Long-term capital gain                                              545,393
                                                                      ----------
       Total distributions                                            $2,427,011
                                                                      ==========
     Distributable Earnings:
     Undistributed ordinary income                                    $  183,434
     Undistributed long-term capital gain                                 52,033
     Net unrealized depreciation                                        (531,321)
                                                                      ----------
       Total                                                          $ (295,854)
                                                                      ==========

     The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax adjustments relating to the tax treatment of premium and amortization, the mark-to-market of futures contracts, catastrophe bonds, credit default swaps and interest accruals on preferred stock.

D.   Portfolio Shares and Class Allocations

     The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
     Note 4). Class I shares do not pay distribution fees.

     All expenses and fees paid to the Portfolio's transfer agent, for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

     The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E.   Insurance Linked Securities (ILS)

     Event-linked bonds are floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event, as defined within the terms of an event-linked bond occurs, the Portfolio may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Portfolio is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, event-linked bonds may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     The Portfolio's investments in ILS may include special purpose vehicles ("SPVs") or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties ("ILWs"). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange traded instruments.

     Structured reinsurance investments, including quota share instruments, collateralized reinsurance investments and ILWs, generally are subject to the same risks as event-linked bonds. In addition, where the instruments are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for PIM to fully evaluate the underlying risk profile of the Portfolio's structured reinsurance investments and therefore Portfolio's assets are placed at greater risk of

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

     loss than if PIM had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.

F.   Risks

     Interest rates in the U.S. recently have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Portfolio.

     At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

G.   Futures Contracts

     The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Portfolio are traded on a futures exchange. The amount of cash deposited with a broker as collateral at June 30, 2016 was $162,075 and is recorded within "Restricted Cash" in the Statement of Assets and Liabilities. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the six months ended June 30, 2016 was $(12,934,969).

At June 30, 2016, open futures contracts were as follows:

------------------------------------------------------------------------------------------------------------------
                                                 Number of                                            Unrealized
                                                 Contracts     Settlement                            Appreciation
Description                  Counterparty       Long/(Short)     Month            Value             (Depreciation)
------------------------------------------------------------------------------------------------------------------
U.S. 10 Year Note (CBT)      Citibank NA            (101)         9/16         $(13,431,422)         $   (345,547)
U.S. Ultra Bond (CBT)        Citibank NA              (1)         9/16             (186,375)              (11,179)
U.S. 10 Year Ultra (CBT)     Citibank NA             (26)         9/16           (3,787,469)             (134,628)
U.S. 5 Year Note (CBT)       Citibank NA             (26)         9/16           (3,176,266)              (57,994)
U.S. 2 Year Note (CBT)       Citibank NA              21          9/16            4,605,891                32,156
U.S. Long Bond Note (CBT)    Citibank NA              15          9/16            2,585,157               151,178
------------------------------------------------------------------------------------------------------------------
Total                                                                          $(13,390,484)         $   (366,014)
------------------------------------------------------------------------------------------------------------------

H.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specific price, which is typically higher than the purchase price paid by the Portfolio. The securities purchased serve as the Portfolio's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. The Portfolio's investment adviser, PIM is responsible

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

     for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss to the Portfolio. Additionally, if the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities. As of and for the six months ended June 30, 2016, the Portfolio had no open repurchase agreements.

I.   Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a predefined credit event on an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may sell or buy credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

     When the Portfolio enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses in the Statement of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

     The amount of cash deposited with a broker as collateral at June 30, 2016 was $58,746 and is recorded within "Restricted Cash" on the Statement of Assets and Liabilities.

     Open credit default swap contracts at June 30, 2016 are listed at the end of Schedule of Investments. The average value of swap contracts open during the six months ended June 30, 2016 was $50,599.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Portfolio's average daily net assets. Prior to July 1, 2014, management fees were calculated daily at the annual rate of 0.50% of the Portfolio's

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

average daily net assets. For the six months ended June 30, 2016, the effective management fee (excluding waivers and/or assumption of expenses) was equal to 0.40% of the Portfolio's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Portfolio to the extent required to reduce Portfolio expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses will be reduced only to the extent portfolio-wide expenses are reduced for Class I shares. Fees waived and expenses reimbursed during the six months ended June 30, 2016, are reflected on the Statement of Operations. This expense limitation is in effect through May 1, 2017. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $21,459 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provided substantially all transfer agent and shareowner services to the Portfolio at negotiated rates.

Effective November 2, 2015, Boston Financial Data Services serves as the transfer agent to the Portfolio at negotiated rates.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,168 in distribution fees payable to PFD at June 30, 2016.

5. Additional Disclosures about Derivative Instruments and Hedging Activities

The Portfolio's use of derivatives subjects it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2016 was as follows:

------------------------------------------------------------------------------------------------------------
Statement of Assets                Interest       Credit            Foreign          Equity        Commodity
and Liabilities                   Rate Risk        Risk        Exchange Rate Risk     Risk           Risk
------------------------------------------------------------------------------------------------------------
Assets
  Net unrealized
  appreciation on centrally
  cleared swap contracts        $         --    $    1,143         $     --         $     --       $     --
------------------------------------------------------------------------------------------------------------
  Total Value                   $         --    $    1,143         $     --         $     --       $     --
------------------------------------------------------------------------------------------------------------
Liabilities
  Net unrealized
  depreciation on
  futures contracts             $   (366,014)   $       --         $     --         $     --       $     --
------------------------------------------------------------------------------------------------------------
  Total Value                   $   (366,014)   $       --         $     --         $     --       $     --
------------------------------------------------------------------------------------------------------------

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2016 was as follows:

------------------------------------------------------------------------------------------------------------
Statement of                      Interest         Credit           Foreign          Equity        Commodity
Operations                       Rate Risk          Risk       Exchange Rate Risk     Risk           Risk
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  Swap contracts                $         --    $   25,066         $     --         $     --       $     --
  Futures contracts                 (140,881)           --               --               --             --
------------------------------------------------------------------------------------------------------------
  Total Value                   $   (140,881)   $   25,066         $     --         $     --       $     --
------------------------------------------------------------------------------------------------------------
Change in net unrealized
appreciation (depreciation) on
  Swap contracts                $         --    $   14,264         $     --         $     --       $     --
  Futures contracts                 (400,961)           --               --               --             --
------------------------------------------------------------------------------------------------------------
  Total Value                   $   (400,961)   $  (14,264)        $     --         $     --       $     --
------------------------------------------------------------------------------------------------------------

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                               Advisory Trustee
Lisa M. Jones, President and                           Lorraine H. Monchak*
  Chief Executive Officer
Mark E. Bradley, Treasurer and
  Chief Financial Officer
Christopher J. Kelley, Secretary and                   Trustees
  Chief Legal Officer                                  Thomas J. Perna, Chairman
                                                       David R. Bock
                                                       Benjamin M. Friedman
                                                       Margaret B.W. Graham
                                                       Marguerite A. Piret
                                                       Fred J. Ricciardi
Investment Adviser and Administrator                   Kenneth J. Taubes
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

*    Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   19617-10-0816

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                   Pioneer Select Mid Cap Growth VCT Portfolio -- Class I Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Select Mid Cap Growth VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      8

  Financial Statements                                                        15

  Notes to Financial Statements                                               19

  Trustees, Officers and Service Providers                                    29

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/16
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         93.1%
International Common Stocks                                                 5.7%
Depositary Receipts for International Stocks                                1.2%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     19.9%
Consumer Discretionary                                                     19.6%
Health Care                                                                16.9%
Industrials                                                                15.9%
Consumer Staples                                                            9.9%
Financials                                                                  9.1%
Materials                                                                   5.1%
Energy                                                                      2.8%
Telecommunication Services                                                  0.8%

Five Largest Holdings
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
  1. Jazz Pharmaceuticals Plc                                              1.36%
--------------------------------------------------------------------------------
  2. Medivation, Inc.                                                      1.10
--------------------------------------------------------------------------------
  3. Dave & Buster's Entertainment, Inc.                                   0.87
--------------------------------------------------------------------------------
  4. Waste Connections, Inc.                                               0.63
--------------------------------------------------------------------------------
  5. Blue Buffalo Pet Products, Inc.                                       0.53
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                     6/30/16                12/31/15
   Class I                                     $22.78                 $26.11

                                    Net
Distributions per Share             Investment    Short-Term       Long-Term
(1/1/16 - 6/30/16)                  Income        Capital Gains    Capital Gains
   Class I                          $   -         $   -            $3.4429

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I shares of Pioneer Select Mid Cap Growth VCT Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                      Pioneer Select Mid Cap Growth           Russell Midcap
                      VCT Portfolio, Class I                  Growth Index
6/06                  $ 10,000                                $ 10,000
6/07                  $ 11,423                                $ 11,973
6/08                  $  9,235                                $ 11,204
6/09                  $  7,879                                $  7,806
6/10                  $  9,260                                $  9,468
6/11                  $ 12,674                                $ 13,562
6/12                  $ 12,081                                $ 13,158
6/13                  $ 14,066                                $ 16,168
6/14                  $ 18,317                                $ 20,378
6/15                  $ 19,639                                $ 22,304
6/16                  $ 19,063                                $ 21,827

The Russell Midcap Growth Index is an unmanaged index that measures the performance of US mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

--------------------------------------------------------------------------------
                                                                  Russell Midcap
                                                   Class I          Growth Index
--------------------------------------------------------------------------------
10 Years                                             6.66%                 8.12%
5 Years                                              8.51%                 9.98%
1 Year                                              -2.93%                -2.14%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

Share Class                                                                I
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                                     $ 1,000.00
Ending Account Value on 6/30/16                                       $ 1,003.00
Expenses Paid During Period*                                          $     4.23

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.85% for Class I shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.

Share Class                                                                I
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                                     $ 1,000.00
Ending Account Value on 6/30/16                                       $ 1,020.64
Expenses Paid During Period*                                          $     4.27

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.85% for Class I shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period).

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following discussion, Ken Winston reviews the investment environment during the six-month period ended June 30, 2016, and discusses some of the factors that drove the performance of Pioneer Select Mid Cap Growth VCT Portfolio's performance during the period. Mr. Winston, a vice president and a portfolio manager at Pioneer, is responsible for the day-to-day management of the Portfolio, along with Shaji John, a vice president and a portfolio manager at Pioneer, and David Sobell, a vice president and portfolio manager at Pioneer (Mr. Sobell became a portfolio manager of the Portfolio on April 22, 2016).

Q: How did the Portfolio perform in that environment during the six-month period ended June 30, 2016?

A: Pioneer Select Mid Cap Growth VCT Portfolio's Class I shares returned 0.30% at net asset value during the six-month period ended June 30, 2016, while the Portfolio's benchmark, the Russell Midcap Growth Index (the Russell Index), returned 2.15%. During the same period, the average return of the 85 variable portfolios in Lipper's Mid Cap Growth Underlying Funds category was -0.20%.

Q: How would you describe the investment environment for equities during the six-month period ended June 30, 2016?

A: Both domestic stocks and energy prices experienced wide swings over the six-month period, with each dropping sharply during the first few months and largely recouping their earlier losses by period's end, even though volatility spiked again after the unexpected victory for the "leave" side in the United Kingdom's "Brexit" vote on June 23rd, a week before period end.

     Within domestic equities, mid-cap stocks traced a similar pattern. The Portfolio's benchmark, the Russell Index, finished the six months in positive territory, with a return of 2.15%, after overcoming considerable turbulence in the early months of the period. Despite the Russell Index's positive return, though, mid-cap growth stocks still lagged mid-cap value stocks by a wide margin over the period, as the Russell Midcap Value Index returned a robust 8.87% for the full six months, more than six percentages points better than the return of the Portfolio's benchmark.

     During the period, four broad factors unsettled market participants: the global effect of plummeting oil prices (including possible threats to billions of dollars in oil-backed loans); fears of a possible economic slowdown in China, which has been a rich market for exporting nations; concerns about further interest-rate hikes on the part of the US Federal Reserve (the Fed), which raised rates in December 2015 and hinted that more increases were in the offing; and, finally, the results of the late-June Brexit vote, mentioned earlier. As the period progressed, however, oil prices turned higher, economic reports from China were less dire than feared, and sluggishness in the US economy diluted the near-term probability of further Fed rate hikes. Moreover, while the markets sold off sharply in the first two days after the Brexit vote results became public, they recovered just as quickly over the next few days and pretty much recouped the initial Brexit-related losses.

     Stocks in higher-growth industries such as software and information technology (IT) services were weak in that uncertain environment, while the more defensive, stable, and higher-yielding sectors such as utilities and consumer staples attracted cautious investors. The best-performing sector during the six-month period was energy, as rebounding oil prices drove a

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

     surge in the stock prices of energy firms. Within the Russell Index over the six-month period, the energy, utilities, and consumer staples sectors were strong, while the IT, health care (the worst performer), and consumer discretionary sectors lagged.

Q: Which of your investment decisions had the most significant effects on the Portfolio's benchmark-relative performance, either from a positive or negative standpoint over the six-month period ended June 30, 2016?

A: The main factor in the Portfolio's underperformance of the Russell Index during the period was adverse stock selection. In particular, our selections in the industrials and IT sectors dragged on benchmark-relative results. Within industrials, selection results in both the transportation and capital goods areas hurt benchmark-relative performance. Conversely, stock selection results were materially favorable for the Portfolio in health care.

     With regard to sector allocation, which is the byproduct of our stock selection process, the Portfolio's benchmark-relative performance benefited from an overweight in the outperforming energy sector. However, an overweight in the weak-performing health care sector partially offset the benefits of the energy overweight.

Q: Which individual Portfolio positions had the greatest effects on benchmark-relative performance during the six-month period ended June 30, 2016, both from a positive and negative standpoint?

A: Within industrials, the holding that detracted the most from benchmark-relative performance was American Airlines, the Portfolio's largest position in the transportation group. American's share price dropped as key metrics fell short of expectations amid intense competition in significant markets, like Dallas/Fort Worth. In addition, weak Latin American (LATAM) economies and the strong US dollar have diluted revenues in LATAM, an area where American has a large presence. We have retained the position, however, because we believe that investors are currently underestimating American's potential earnings power. Changes to the company's frequent flyer program should reduce the number of free flights awarded, and management's efforts to further segment economy-class fares to attract bargain-conscious travelers should help to increase passenger loads.

     Despite positive overall stock selection results against the benchmark in health care, two of the Portfolio's three worst relative performers (in addition to American Airlines) during the six-month period came from the sector: pharmaceutical firms Endo International and Alkermes. Endo is a maker of generic drugs and other pharmaceutical products. Our thesis behind purchasing the company's shares was that they appeared to offer good value and a favorable risk/reward ratio. However, the drug industry as a whole has come under severe pricing pressure; and, in Endo's case, poor business execution, weak sales of a key product, and financial stresses further weighed on the company's shares and led us to eliminate the holding from the Portfolio. Shares of Alkermes, a biopharmaceutical company with various treatments for disorders of the central nervous system, were down overall for the six-month period, but actually rebounded somewhat in the second calendar quarter of 2016 after suffering a precipitous decline in the first quarter. We viewed the decline in the first quarter as a clear overreaction by investors, who had become concerned about the lowering of expectations for certain elements of Alkermes' pipeline assets. We still hold the shares in the Portfolio.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

     On the positive side, the Portfolio's top seven best-performing positions against the Russell Index came from the health care sector. Within the sector, the biggest positive contributors to benchmark-relative returns included shares of biopharmaceutical companies Medivation and Tesaro, and medical-device companies Boston Scientific and LDR.

     Medivation focuses on developing cancer therapies. The company's lead product, XTANDI, has approval for the treatment of advanced prostate cancer. Medivation's share price appreciated recently after the company received an overture from a would-be acquirer; however, both management and the company's shareholders rejected the overture in the hope that richer offers might appear. Tesaro is a biopharmaceutical company focusing on oncology therapies. The company produces a unique, late-stage inhibitor drug for the treatment of ovarian and breast cancer, and has other pipeline products targeted for various tumor indications. Shares of Tesaro rose sharply in the second calendar quarter of 2016 after the company reported positive results for its experimental ovarian cancer drug study.

     Shares of Boston Scientific, a worldwide maker of medical devices and products used for a broad range of interventional medical specialties, rose during the period after investors came to appreciate the company's enhanced earnings power. Cost-cutting initiatives related to the company's current product portfolio as well as promising prospects for some of Boston Scientific's pending new products addressing atrial fibrillation and aortic valve problems are the main drivers of the increased earnings power. LDR is another medical-device company. LDR has some novel and proprietary surgical technologies for spine disorders, and the company's share price benefited from a recent announcement that LDR had agreed to an acquisition by Zimmer Biomet, at a substantial premium to where LDR's shares had been trading.

Q: Did the Portfolio have any exposure to derivatives during the six-month period ended June 30, 2016? If so, did the use of derivatives have a material effect on the Portfolio's performance?

A: No. The Portfolio had no exposure to derivatives during the six-month period.

Q:   What is your investment outlook?

A: We expect equity markets to remain choppy and volatile in 2016, though our medium-term outlook on equities is cautiously optimistic. Given the prospect of continued low interest rates, we still believe that domestic equities are more attractive investments than other assets such as global stocks and fixed-income securities. US stock prices are not cheap by historical measures; nevertheless, they appear reasonable to us, given the investment alternatives and the probable extended low-interest-rate environment. In addition, it appears that upcoming US corporate earnings should compare favorably with 2015's weak figures. Furthermore, recovering oil prices should benefit both energy companies and industrials firms that provide energy infrastructure. We believe the major pressure on corporate earnings from the energy sector should begin to dissipate in the second half of 2016, because oil prices have rebounded and year-over-year earnings comparisons should become easier. Additionally, the recovery in crude prices could help to support the tentative improvement in manufacturing that we began to see in the first half of the calendar year.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

     There are, however, important uncertainties as the year progresses. Although the Fed has signaled that interest rates will remain low for now, Britain's vote to exit the European Union, a contentious US presidential election season, and geopolitical uneasiness could undercut investors' appetite for stocks.

     With that said, we believe investors will be willing to pay a premium for shares of companies that can exhibit sustainable growth characteristics and innovation, and that have exposure primarily to domestic markets -- positive features of the types of mid-cap equities that we favor holding in the Portfolio.

     As of period end, due to the Russell Index's reconstitution during the second calendar quarter of 2016, the Portfolio's large overweight in health care had turned into a smaller overweight; the small overweight to information technology became an underweight; and the small overweight to industrials became a larger overweight. As of June 30, 2016, the Portfolio was overweight versus the benchmark in industrials, consumer staples, energy, and health care, and was underweight in the consumer discretionary, information technology, and financials sectors.

Please refer to the Schedule of Investments on pages 8 to 14 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                                   Value
            COMMON STOCKS - 99.2%
            Energy - 2.9%
            Oil & Gas Equipment & Services - 0.3%
  22,409    RPC, Inc.                                              $     348,012
                                                                   -------------
            Oil & Gas Exploration & Production - 2.6%
  38,462    Cabot Oil & Gas Corp.                                  $     990,012
   4,685    Cimarex Energy Co.                                           559,014
   9,441    Continental Resources, Inc.*                                 427,394
  30,303    Memorial Resource Development Corp.*                         481,212
   9,907    Newfield Exploration Co.*                                    437,691
                                                                   -------------
                                                                   $   2,895,323
                                                                   -------------
            Total Energy                                           $   3,243,335
                                                                   -------------
            Materials - 5.1%
            Specialty Chemicals - 2.1%
   8,183    Albemarle Corp.                                        $     648,994
  20,643    Flotek Industries, Inc.*                                     272,488
   2,574    The Sherwin-Williams Co.                                     755,907
   9,872    WR Grace & Co.*                                              722,729
                                                                   -------------
                                                                   $   2,400,118
                                                                   -------------
            Construction Materials - 1.0%
   4,353    Eagle Materials, Inc.                                  $     335,834
   6,358    Vulcan Materials Co.                                         765,249
                                                                   -------------
                                                                   $   1,101,083
                                                                   -------------
            Metal & Glass Containers - 0.9%
  14,398    Ball Corp.                                             $   1,040,831
                                                                   -------------
            Paper Packaging - 0.9%
   7,309    Avery Dennison Corp.                                   $     546,348
   6,775    Packaging Corp. of America                                   453,451
                                                                   -------------
                                                                   $     999,799
                                                                   -------------
            Steel - 0.2%
  22,193    Allegheny Technologies, Inc.                           $     282,961
                                                                   -------------
            Total Materials                                        $   5,824,792
                                                                   -------------
            Capital Goods - 8.8%
            Aerospace & Defense - 1.4%
  15,535    B/E Aerospace, Inc.*                                   $     717,329
   9,516    Cubic Corp.                                                  382,163
   3,831    Raytheon Co.                                                 520,824
                                                                   -------------
                                                                   $   1,620,316
                                                                   -------------
            Building Products - 1.6%
   8,685    AO Smith Corp.                                         $     765,235
   7,610    Fortune Brands Home & Security, Inc.                         441,152
   4,311    Lennox International, Inc.                                   614,749
                                                                   -------------
                                                                   $   1,821,136
                                                                   -------------
            Electrical Components & Equipment - 0.8%
   3,503    Acuity Brands, Inc.                                    $     868,604
                                                                   -------------
            Industrial Conglomerates - 0.5%
   3,295    Roper Technologies, Inc.                               $     561,995
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

  Shares                                                                   Value
            Construction & Farm Machinery & Heavy Trucks - 0.4%
   5,237    WABCO Holdings, Inc.*                                  $     479,552
                                                                   -------------
            Industrial Machinery - 2.3%
  24,564    Albany International Corp.                             $     980,841
  10,126    Dover Corp.                                                  701,934
   2,676    Snap-on, Inc.                                                422,326
  10,395    Xylem, Inc.                                                  464,137
                                                                   -------------
                                                                   $   2,569,238
                                                                   -------------
            Trading Companies & Distributors - 1.8%
  22,514    MRC Global, Inc.*                                      $     319,924
  13,439    MSC Industrial Direct Co., Inc.                              948,256
  12,565    United Rentals, Inc.*                                        843,112
                                                                   -------------
                                                                   $   2,111,292
                                                                   -------------
            Total Capital Goods                                    $  10,032,133
                                                                   -------------
            Commercial Services & Supplies - 3.9%
            Environmental & Facilities Services - 1.0%
  25,817    Covanta Holding Corp.*                                 $     424,690
   9,974    Waste Connections, Inc.                                      718,627
                                                                   -------------
                                                                   $   1,143,317
                                                                   -------------
            Research & Consulting Services - 2.9%
   9,530    Equifax, Inc.                                          $   1,223,652
   2,451    IHS, Inc.*                                                   283,360
   5,043    The Dun & Bradstreet Corp.                                   614,439
  14,350    Verisk Analytics, Inc.*                                    1,163,498
                                                                   -------------
                                                                   $   3,284,949
                                                                   -------------
            Total Commercial Services & Supplies                   $   4,428,266
                                                                   -------------
            Transportation - 3.1%
            Airlines - 2.3%
   9,530    Alaska Air Group, Inc.                                 $     555,504
  41,937    American Airlines Group, Inc.                              1,187,236
  23,126    Southwest Airlines Co.                                       906,770
                                                                   -------------
                                                                   $   2,649,510
                                                                   -------------
            Railroads - 0.4%
   5,400    Kansas City Southern                                   $     486,486
                                                                   -------------
            Airport Services - 0.4%
   5,689    Macquarie Infrastructure Corp.                         $     421,270
                                                                   -------------
            Total Transportation                                   $   3,557,266
                                                                   -------------
            Automobiles & Components - 0.5%
            Auto Parts & Equipment - 0.5%
   5,948    Lear Corp.                                             $     605,268
                                                                   -------------
            Total Automobiles & Components                         $     605,268
                                                                   -------------
            Consumer Durables & Apparel - 2.4%
            Home Furnishings - 0.8%
   4,487    Mohawk Industries, Inc.*                               $     851,453
                                                                   -------------
            Housewares & Specialties - 0.6%
  13,631    Newell Brands, Inc.                                    $     662,058
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
            Footwear - 0.6%
  22,389    Skechers U.S.A., Inc.*                                 $     665,401
                                                                   -------------
            Textiles - 0.4%
  24,040    Kate Spade & Co.                                       $     495,464
                                                                   -------------
            Total Consumer Durables & Apparel                      $   2,674,376
                                                                   -------------
            Consumer Services - 4.8%
            Hotels, Resorts & Cruise Lines - 0.4%
  11,693    Norwegian Cruise Line Holdings, Ltd.*                  $     465,849
                                                                   -------------
            Leisure Facilities - 0.3%
  17,990    Planet Fitness, Inc.                                   $     339,651
                                                                   -------------
            Restaurants - 3.6%
   3,894    Buffalo Wild Wings, Inc.*                              $     541,071
   1,076    Chipotle Mexican Grill, Inc.*                                433,370
  21,182    Dave & Buster's Entertainment, Inc.                          991,106
   8,019    Jack in the Box, Inc.*                                       688,992
   5,633    Panera Bread Co.*                                          1,193,858
   6,744    Texas Roadhouse, Inc.                                        307,526
                                                                   -------------
                                                                   $   4,155,923
                                                                   -------------
            Specialized Consumer Services - 0.5%
  13,410    ServiceMaster Global Holdings, Inc.                    $     533,718
                                                                   -------------
            Total Consumer Services                                $   5,495,141
                                                                   -------------
            Media - 0.7%
            Broadcasting - 0.3%
   5,097    Scripps Networks Interactive, Inc.                     $     317,390
                                                                   -------------
            Cable & Satellite - 0.4%
   7,817    Liberty Broadband Corp.                                $     464,330
                                                                   -------------
            Total Media                                            $     781,720
                                                                   -------------
            Retailing - 11.1%
            Distributors - 0.7%
  27,151    LKQ Corp.*                                             $     860,687
                                                                   -------------
            General Merchandise Stores - 3.9%
  17,942    Dollar General Corp.*                                  $   1,686,548
  22,859    Dollar Tree, Inc.*                                         2,154,228
  22,780    Ollie's Bargain Outlet Holdings, Inc.                        566,994
                                                                   -------------
                                                                   $   4,407,770
                                                                   -------------
            Apparel Retail - 0.7%
  13,584    Ross Stores, Inc.                                      $     770,077
                                                                   -------------
            Home Improvement Retail - 1.3%
  18,620    Lowe's Companies, Inc.                                 $   1,474,145
                                                                   -------------
            Specialty Stores - 2.7%
  18,104    Sally Beauty Holdings, Inc.*                           $     532,439
   6,629    Signet Jewelers, Ltd.                                        546,296
  12,210    Tractor Supply Co.*                                        1,113,308
   3,711    Ulta Salon Cosmetics & Fragrance, Inc.*                      904,148
                                                                   -------------
                                                                   $   3,096,191
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

  Shares                                                                   Value
            Automotive Retail - 1.8%
   6,099    Advance Auto Parts, Inc.                               $     985,781
   3,860    O'Reilly Automotive, Inc.*                                 1,046,446
                                                                   -------------
                                                                   $   2,032,227
                                                                   -------------
            Total Retailing                                        $  12,641,097
                                                                   -------------
            Food & Staples Retailing - 1.0%
            Drug Retail - 0.5%
  75,071    Rite Aid Corp.*                                        $     562,282
                                                                   -------------
            Food Retail - 0.5%
  17,302    Whole Foods Market, Inc.                               $     554,010
                                                                   -------------
            Total Food & Staples Retailing                         $   1,116,292
                                                                   -------------
            Food, Beverage & Tobacco - 8.9%
            Brewers - 1.2%
  13,571    Molson Coors Brewing Co. (Class B)                     $   1,372,435
                                                                   -------------
            Distillers & Vintners - 1.5%
  10,006    Constellation Brands, Inc.*                            $   1,654,992
                                                                   -------------
            Soft Drinks - 1.1%
   8,083    Monster Beverage Corp.                                 $   1,299,019
                                                                   -------------
            Packaged Foods & Meats - 5.1%
  37,538    Amplify Snack Brands, Inc.                             $     553,686
  25,960    Blue Buffalo Pet Products, Inc.                              605,906
  13,706    ConAgra Foods, Inc.                                          655,284
   9,316    Mead Johnson Nutrition Co.                                   845,427
  10,761    The Hain Celestial Group, Inc.*                              535,360
   6,365    The Hershey Co.                                              722,364
   4,220    The JM Smucker Co.                                           643,170
  13,157    The WhiteWave Foods Co.*                                     617,590
   9,017    Tyson Foods, Inc.                                            602,245
                                                                   -------------
                                                                   $   5,781,032
                                                                   -------------
            Total Food, Beverage & Tobacco                         $  10,107,478
                                                                   -------------
            Health Care Equipment & Services - 10.0%
            Health Care Equipment - 2.9%
  84,433    Boston Scientific Corp.*                               $   1,973,199
   9,873    Edwards Lifesciences Corp.*                                  984,634
  10,136    LDR Holding Corp.*                                           374,525
                                                                   -------------
                                                                   $   3,332,358
                                                                   -------------
            Health Care Supplies - 2.2%
  21,145    Align Technology, Inc.*                                $   1,703,230
  59,368    Endologix, Inc.*                                             739,725
                                                                   -------------
                                                                   $   2,442,955
                                                                   -------------
            Health Care Distributors - 1.0%
  14,308    Cardinal Health, Inc.                                  $   1,116,167
                                                                   -------------
            Health Care Services - 1.2%
   4,267    Amedisys, Inc.*                                        $     215,398
  15,357    MEDNAX, Inc.*                                              1,112,308
                                                                   -------------
                                                                   $   1,327,706
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
            Managed Health Care - 2.7%
   9,752    Humana, Inc.                                           $   1,754,190
  12,713    WellCare Health Plans, Inc.*                               1,363,851
                                                                   -------------
                                                                   $   3,118,041
                                                                   -------------
            Total Health Care Equipment & Services                 $  11,337,227
                                                                   -------------
            Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
            Biotechnology - 4.0%
  19,487    Alder Biopharmaceuticals, Inc.                         $     486,590
  20,291    Alkermes Plc*                                                876,977
  20,609    Medivation, Inc.*                                          1,242,723
  12,868    Neurocrine Biosciences, Inc.*                                584,851
   5,357    Ophthotech Corp.                                             273,368
   9,645    Prothena Corp Plc*                                           337,189
   9,516    TESARO, Inc.*                                                799,820
                                                                   -------------
                                                                   $   4,601,518
                                                                   -------------
            Pharmaceuticals - 1.4%
  10,867    Jazz Pharmaceuticals Plc*                              $   1,535,616
                                                                   -------------
            Life Sciences Tools & Services - 1.4%
  19,834    Charles River Laboratories International, Inc.*        $   1,635,115
                                                                   -------------
            Total Pharmaceuticals, Biotechnology & Life Sciences   $   7,772,249
                                                                   -------------
            Banks - 0.8%
            Regional Banks - 0.8%
  13,507    BankUnited, Inc.*                                      $     414,935
   3,680    Signature Bank*                                              459,706
                                                                   -------------
                                                                   $     874,641
                                                                   -------------
            Total Banks                                            $     874,641
                                                                   -------------
            Diversified Financials - 5.6%
            Specialized Finance - 3.1%
   4,165    Intercontinental Exchange, Inc.                        $   1,066,073
  28,930    Nasdaq, Inc.                                               1,870,903
   5,314    S&P Global, Inc.                                             569,980
                                                                   -------------
                                                                   $   3,506,956
                                                                   -------------
            Asset Management & Custody Banks - 2.5%
   4,228    Affiliated Managers Group, Inc.*                       $     595,176
  17,762    Oaktree Capital Group LLC                                    795,027
  31,208    SEI Investments Co.                                        1,501,417
                                                                   -------------
                                                                   $   2,891,620
                                                                   -------------
            Total Diversified Financials                           $   6,398,576
                                                                   -------------
            Insurance - 0.6%
            Insurance Brokers - 0.6%
   5,531    Willis Towers Watson Plc                               $     687,559
                                                                   -------------
            Total Insurance                                        $     687,559
                                                                   -------------
            Real Estate - 2.1%
            Industrial REIT - 0.5%
  21,767    Duke Realty Corp.                                      $     580,308
                                                                   -------------
            Health Care REIT - 0.7%
  10,298    Ventas, Inc.                                           $     749,900
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

  Shares                                                                   Value
            Specialized REIT - 0.9%
   1,852    Equinix, Inc.                                          $     718,076
   3,563    Extra Space Storage, Inc.                                    329,720
                                                                   -------------
                                                                   $   1,047,796
                                                                   -------------
            Total Real Estate                                      $   2,378,004
                                                                   -------------
            Software & Services - 12.7%
            Internet Software & Services - 2.9%
   8,991    CoStar Group, Inc.*                                    $   1,965,972
   3,407    NetEase, Inc. (A.D.R.)                                       658,301
  40,081    Twitter, Inc.*                                               677,770
                                                                   -------------
                                                                   $   3,302,043
                                                                   -------------
            IT Consulting & Other Services - 0.5%
   6,110    Gartner, Inc.*                                         $     595,175
                                                                   -------------
            Data Processing & Outsourced Services - 4.1%
  17,845    Fidelity National Information Services, Inc.           $   1,314,820
   7,648    MasterCard, Inc.                                             673,483
  25,014    Sabre Corp.                                                  670,125
  20,812    Total System Services, Inc.                                1,105,325
  16,338    Vantiv, Inc.*                                                924,731
                                                                   -------------
                                                                   $   4,688,484
                                                                   -------------
            Application Software - 3.3%
  11,614    Blackbaud, Inc.                                        $     788,591
  10,569    Intuit, Inc.                                               1,179,606
   8,918    SS&C Technologies Holdings, Inc.*                            250,417
   3,371    The Ultimate Software Group, Inc.*                           708,888
  30,362    Zendesk, Inc.                                                800,950
                                                                   -------------
                                                                   $   3,728,452
                                                                   -------------
            Systems Software - 1.1%
   7,779    Red Hat, Inc.*                                         $     564,755
  11,001    ServiceNow, Inc.*                                            730,466
                                                                   -------------
                                                                   $   1,295,221
                                                                   -------------
            Home Entertainment Software - 0.8%
  11,135    Electronic Arts, Inc.*                                 $     843,588
                                                                   -------------
            Total Software & Services                              $  14,452,963
                                                                   -------------
            Technology Hardware & Equipment - 1.5%
            Communications Equipment - 1.0%
   6,917    Harris Corp.                                           $     577,154
   5,102    Palo Alto Networks, Inc.*                                    625,709
                                                                   -------------
                                                                   $   1,202,863
                                                                   -------------
            Technology Distributors - 0.5%
  13,852    CDW Corp./DE*                                          $     555,188
                                                                   -------------
            Total Technology Hardware & Equipment                  $   1,758,051
                                                                   -------------
            Semiconductors & Semiconductor Equipment - 5.5%
            Semiconductor Equipment - 1.7%
  23,251    Lam Research Corp.*                                    $   1,954,479
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
            Semiconductors - 3.8%
  13,126    Analog Devices, Inc.                                   $     743,457
   8,769    Broadcom, Ltd.                                             1,362,703
  19,071    Integrated Device Technology, Inc.*                          383,899
  43,737    Marvell Technology Group, Ltd.                               416,814
  42,285    Micron Technology, Inc.*                                     581,842
  12,365    Silicon Motion Technology Corp. (A.D.R.)                     591,047
   5,960    Xilinx, Inc.                                                 274,935
                                                                   -------------
                                                                   $   4,354,697
                                                                   -------------
            Total Semiconductors & Semiconductor Equipment         $   6,309,176
                                                                   -------------
            Telecommunication Services - 0.4%
            Integrated Telecommunication Services - 0.4%
   3,722    SBA Communications Corp.*                              $     401,753
                                                                   -------------
            Total Telecommunication Services                       $     401,753
                                                                   -------------
            TOTAL COMMON STOCKS
            (Cost $94,575,097)                                     $ 112,877,363
                                                                   -------------
            TOTAL INVESTMENT IN SECURITIES - 99.2%
            (Cost $94,575,097) (a)                                 $ 112,877,363
                                                                   -------------
            OTHER ASSETS & LIABILITIES - 0.8%                      $     893,422
                                                                   -------------
            TOTAL NET ASSETS - 100.0%                              $ 113,770,785
                                                                   =============

*           Non-income producing security.

(A.D.R.)    American Depositary Receipts.

REIT        Real Estate Investment Trust.

(a) At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $95,382,137 was as follows:

               Aggregate gross unrealized appreciation for all investments in which
                  there is an excess of value over tax cost                            $18,949,050

               Aggregate gross unrealized depreciation for all investments in which
                  there is an excess of tax cost over value                             (1,453,824)
                                                                                       -----------

               Net unrealized appreciation                                             $17,495,226
                                                                                       ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016 aggregated to $60,793,632 and $66,071,733, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                                Level 1     Level 2        Level 3      Total
Common Stocks                $112,877,363   $     --      $     --  $112,877,363
                             ------------   --------      --------  ------------
  Total                      $112,877,363   $     --      $     --  $112,877,363
                             ============   ========      ========  ============

During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      Six Months
                                         Ended
                                        6/30/16       Year Ended     Year Ended      Year Ended    Year Ended     Year Ended
                                      (unaudited)      12/31/15       12/31/14        12/31/13      12/31/12       12/31/11
Class I
Net asset value, beginning of period  $     26.11    $    28.73     $     32.78     $     24.07   $    22.49     $      23.01
                                      -----------    ----------     -----------     -----------   ----------     ------------
Increase (decrease) from investment
   operations:
   Net investment income (loss)       $      0.01(e) $    (0.04)(e) $     (0.07)    $     (0.11)  $    (0.09)    $      (0.13)
   Net realized and unrealized gain
      (loss) on investments                  0.10          0.68            2.93           10.05         1.67            (0.39)
                                      -----------    ----------     -----------     -----------   ----------     ------------
      Net increase (decrease) from
         investment operations        $      0.11    $     0.64     $      2.86     $      9.94   $     1.58     $      (0.52)
Distribution to shareowners:
   Net investment income              $        --    $       --     $        --     $        --   $       --     $         --
   Net realized gain                        (3.44)        (3.26)          (6.91)          (1.23)          --               --
                                      -----------    ----------     -----------     -----------   ----------     ------------
Total distributions                   $     (3.44)   $    (3.26)    $     (6.91)    $     (1.23)  $       --     $         --
                                      -----------    ----------     -----------     -----------   ----------     ------------
Net increase (decrease) in net
   asset value                        $     (3.33)   $    (2.62)    $     (4.05)    $      8.71   $     1.58     $      (0.52)
                                      -----------    ----------     -----------     -----------   ----------     ------------
Net asset value, end of period        $     22.78    $    26.11     $     28.73     $     32.78   $    24.07     $      22.49
                                      ===========    ==========     ===========     ===========   ==========     ============
Total return*                                0.30%         1.63%(f)        9.43%(c)       42.46%        7.02%(b)        (2.26)%(a)
Ratio of net expenses to average
   net assets (d)                            0.85%**       0.86%           0.86%           0.84%        0.85%            0.84%
Ratio of net investment income
   (loss) to average net assets              0.05%**      (0.13)%         (0.25)%         (0.36)%      (0.34)%          (0.54)%
Portfolio turnover rate                       109%**         93%            106%            162%         135%             111%
Net assets, end of period
   (in thousands)                     $   113,771    $  119,727     $   132,496     $   135,657   $  110,170     $    121,377
Ratios with no waiver of fees and
   assumption of expenses by the
   Adviser and no reduction for
   fees paid indirectly:
   Total expenses to average net
      assets (d)                             0.85%**       0.86%           0.86%           0.84%        0.87%            0.84%
   Net investment income (loss)
      to average net assets                  0.05%**      (0.13)%         (0.25)%         (0.36)%      (0.36)%          (0.54)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2011, the total return would have been (2.31)%.

(b) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 6.96%.

(c) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2014, the total return would have been 9.35%.

(d)   Includes interest expense of 0.00%, 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(e) The per share data presented above is based on the average shares outstanding for the period presented.

(f) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been 1.59%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $94,575,097)                       $112,877,363
  Cash                                                                 1,958,044
  Receivables --
     Investment securities sold                                        1,225,124
     Portfolio shares sold                                                14,363
     Dividends                                                            44,492
  Due from Pioneer Investment Management, Inc.                            20,906
  Other assets                                                               240
                                                                    ------------
        Total assets                                                $116,140,532
                                                                    ------------
LIABILITIES:
  Payables --
     Investment securities purchased                                $  2,303,963
     Portfolio shares repurchased                                         36,770
  Due to affiliates                                                        4,637
  Accrued expenses                                                        24,377
                                                                    ------------
        Total liabilities                                           $  2,369,747
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $ 98,486,066
  Undistributed net investment income                                     39,884
  Accumulated net realized loss on investments                        (3,057,431)
  Net unrealized appreciation on investments                          18,302,266
                                                                    ------------
        Total net assets                                            $113,770,785
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $113,770,785/4,994,028 shares)                  $      22.78
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
  Dividends                                                                 $    492,131
  Interest                                                                           779
                                                                            ------------
        Total investment income                                                            $    492,910
                                                                                           ------------
EXPENSES:
  Management fees                                                           $    406,086
  Administrative expense                                                          21,439
  Custodian fees                                                                   9,428
  Professional fees                                                               13,279
  Printing expense                                                                10,519
  Fees and expenses of nonaffiliated Trustees                                      4,008
  Miscellaneous                                                                    2,533
                                                                            ------------
        Total expenses                                                                     $    467,292
                                                                                           ------------
            Net investment income                                                          $     25,618
                                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND CLASS ACTIONS:
  Net realized gain (loss) on:
    Investments                                                             $ (2,264,725)
    Class actions                                                                 22,266   $ (2,242,459)
                                                                            ------------   ------------
  Change in net unrealized appreciation (depreciation) on investments                      $  2,235,193
                                                                                           ------------
  Net realized and unrealized gain (loss) on investments and class actions                 $     (7,266)
                                                                                           ------------
  Net increase in net assets resulting from operations                                     $     18,352
                                                                                           ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended
                                                                       6/30/16         Year Ended
                                                                     (unaudited)        12/31/15
FROM OPERATIONS:
Net investment income (loss)                                         $      25,618   $    (162,679)
Net realized gain (loss) on investments and class actions               (2,242,459)     14,609,532
Change in net unrealized appreciation (depreciation) on investments      2,235,193     (12,098,693)
                                                                     -------------   -------------
                                                                     $      18,352   $   2,348,160
                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
     Class I ($3.44 and $3.26 per share, respectively)               $ (14,947,722)  $ (14,324,794)
                                                                     -------------   -------------
         Total distributions to shareowners                          $ (14,947,722)  $ (14,324,794)
                                                                     -------------   -------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $   2,507,913   $   5,174,124
Reinvestment of distributions                                           14,947,722      14,324,794
Cost of shares repurchased                                              (8,482,409)    (20,291,185)
                                                                     -------------   -------------
     Net increase (decrease) in net assets resulting from
        Portfolio share transactions                                 $   8,973,226   $    (792,267)
                                                                     -------------   -------------
     Net decrease in net assets                                      $  (5,956,144)  $ (12,768,901)
NET ASSETS:
Beginning of period                                                  $ 119,726,929   $ 132,495,830
                                                                     -------------   -------------
End of period                                                        $ 113,770,785   $ 119,726,929
                                                                     -------------   -------------
Undistributed net investment income                                  $      39,884   $      14,266
                                                                     =============   =============

                                            Six Months    Six Months
                                               Ended         Ended
                                              6/30/16       6/30/16      Year Ended    Year Ended
                                               Shares       Amount        12/31/15      12/31/15
                                            (unaudited)   (unaudited)      Shares        Amount
CLASS I
Shares sold                                 102,336       $ 2,507,913     181,951     $  5,174,124
Reinvestment of distributions               649,619        14,947,722     519,956       14,324,794
Less shares repurchased                    (343,914)       (8,482,409)   (726,968)     (20,291,185)
                                           --------       -----------    --------     ------------
   Net increase (decrease)                  408,041       $ 8,973,226     (25,061)    $   (792,267)
                                           ========       ===========    ========     ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth VCT Portfolio (the Portfolio), is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to seek growth of capital.

The Portfolio offers one class of shares designated as Class I shares. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

     At June 30, 2016, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward foreign currency contracts outstanding during the six months ended June 30, 2016.

E.   Federal Income Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

     ---------------------------------------------------------------------------
                                                                         2015
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                $         --
     Long-term capital gain                                           14,324,794
                                                                    ------------
     Total distributions                                            $ 14,324,794
                                                                    ============
     Distributable Earnings
     Undistributed long-term gain                                   $ 14,947,709
     Net unrealized appreciation                                      15,266,380
                                                                    ------------
     Total                                                          $ 30,214,089
                                                                    ============

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustment relating to partnerships.

F.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareowners are recorded on the ex-dividend date.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

G.   Risks

     Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates and economic and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is more susceptible to adverse developments affecting those countries. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.74% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,637 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provided substantially all transfer agent and shareowner services to the Portfolio at negotiated rates.

Effective November 2, 2015, Boston Financial Data Services serves as the transfer agent to the Portfolio at negotiated rates.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                             Advisory Trustee
Lisa M. Jones, President and                         Lorraine H. Monchak*
  Chief Executive Officer
Mark E. Bradley, Treasurer and
  Chief Financial Officer
Christopher J. Kelley, Secretary and                 Trustees
  Chief Legal Officer                                Thomas J. Perna, Chairman
                                                     David R. Bock
                                                     Benjamin M. Friedman
                                                     Margaret B.W. Graham
                                                     Marguerite A. Piret
                                                     Fred J. Ricciardi
                                                     Kenneth J. Taubes

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

*    Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   19616-10-0816

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer Mid Cap Value VCT Portfolio -- Class I and II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio

  Portfolio and Performance Update                                            2

  Comparing Ongoing Portfolio Expenses                                        3

  Portfolio Management Discussion                                             4

  Schedule of Investments                                                     7

  Financial Statements                                                       10

  Notes to Financial Statements                                              15

  Trustees, Officers and Service Providers                                   21

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/16
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         95.7%
International Common Stocks                                                 4.3%

Sector Distribution
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 34.4%
Information Technology                                                     12.0%
Industrials                                                                11.2%
Consumer Discretionary                                                      9.3%
Energy                                                                      8.4%
Consumer Staples                                                            7.0%
Health Care                                                                 6.6%
Utilities                                                                   5.6%
Materials                                                                   5.5%

Five Largest Holdings
(As a percentage of long-term holdings)*

--------------------------------------------------------------------------------
1. Owens Corning                                                           2.72%
--------------------------------------------------------------------------------
2. Whirlpool Corp.                                                         2.49
--------------------------------------------------------------------------------
3. The Goodyear Tire &
   Rubber Co.                                                              2.45
--------------------------------------------------------------------------------
4. Fortune Brands Home
   & Security, Inc.                                                        2.34
--------------------------------------------------------------------------------
5. Boston Scientific Corp.                                                 2.31
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                             6/30/16           12/31/15
   Class I                                            $ 18.41            $ 18.88
   Class II                                           $ 18.24            $ 18.70

                                  Net
Distributions per Share           Investment          Short-Term        Long-Term
(1/1/16 - 6/30/16)                Income              Capital Gains     Capital Gains
Class I                           $ 0.1446            $ --              $ 1.2268
Class II                          $ 0.0918            $ --              $ 1.2268

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Mid Cap Value VCT Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                    Pioneer Mid Cap Value     Pioneer Mid Cap Value     Russell Midcap
                    VCT Portfolio Class I     VCT Portfolio Class II    Value Index
6-Jun               $ 10,000                  $ 10,000                  $ 10,000
7-Jun               $ 12,581                  $ 12,547                  $ 12,209
8-Jun               $ 10,894                  $ 10,830                  $ 10,123
9-Jun               $  8,122                  $  8,053                  $  7,034
10-Jun              $  9,403                  $  9,305                  $  9,067
11-Jun              $ 12,257                  $ 12,100                  $ 12,175
12-Jun              $ 11,471                  $ 11,290                  $ 12,130
13-Jun              $ 13,824                  $ 13,576                  $ 15,484
14-Jun              $ 18,004                  $ 17,642                  $ 19,782
15-Jun              $ 18,418                  $ 17,997                  $ 20,508
16-Jun              $ 18,291                  $ 17,823                  $ 21,174

The Russell Midcap Value Index is an unmanaged index that measures the performance of US mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

--------------------------------------------------------------------------------------
                                                                        Russell Midcap
                    Class I                   Class II                    Value Index
--------------------------------------------------------------------------------------
10 Years              6.22%                     5.95%                        7.79%
5 Years               8.33%                     8.05%                       11.70%
1 Year               -0.69%                    -0.97%                        3.25%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

Share Class                                               I                 II
-----------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                     $ 1,000.00        $ 1,000.00
Ending Account Value on 6/30/16                       $ 1,047.20        $ 1,047.20
Expenses Paid During Period*                          $     3.61        $     4.88

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.71% and 0.96% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.

Share Class                                               I                 II
-----------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                     $ 1,000.00        $ 1,000.00
Ending Account Value on 6/30/16                       $ 1,021.33        $ 1,020.09
Expenses Paid During Period*                          $     3.57        $     4.82

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.71% and 0.96% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, Edward T. "Ned" Shadek, Jr. discusses the factors that affected the performance of Pioneer Mid Cap Value VCT Portfolio during the six-month period ended June 30, 2016. Mr. Shadek, a senior vice president and portfolio manager at Pioneer, is responsible for the day-to-day management of the Portfolio.

Q: How did the Portfolio perform during the six-month period ended June 30, 2016?

A: The Portfolio's Class I shares returned 4.72% at net asset value during the six-month period ended June 30, 2016, and Class II shares returned 4.54%, while the Portfolio's benchmark, the Russell Midcap Value Index (the Russell Index), returned 8.87%. During the same period, the average return of the 118 variable portfolios in Lipper's Multi-Cap Core Underlying Funds category was 2.35%.

Q: How would you describe the investment environment for equities during the six-month period ended June 30, 2016?

A: The six-month period initially saw a steep decline in US stocks, from the beginning of the period in January through the middle of February 2016, and then a strong recovery. The recovery lasted until the final week of June, when the unexpected decision by voters in the United Kingdom to leave the European Union ("Brexit") rattled the markets and caused a two-day sell-off. Markets recovered quickly, though, and by June 30 had recouped just about all of the immediate post-Brexit losses.

    The beginning of the 2016 calendar year was particularly rough for equity markets, as the Standard & Poor's 500 Index (the S&P 500) was down by 10% from January 1, 2016, through February 11, 2016. The market slump had actually begun in late 2015, as throughout the fall and early winter investors fretted over the falling prices of oil and other commodities, weakening corporate earnings and domestic economic numbers, a reported economic slowdown in China, and out-and-out distress in Brazil, among other countries. Disappointing capital spending and consumer activity in the US, piling up inventories, and a Federal Reserve (Fed) that seemed determined to raise interest rates in spite of the signs of possible recession also helped drive market volatility during the period. The Fed did raise interest rates by a small amount (0.25%) on December 16, 2015, but then watched with growing concern as the bottom seemed to fall out of the markets. By January, in fact, the Fed had adopted a more dovish tone regarding its further rate-hiking plans, a stance that now appears likely to continue for most of this year in the wake of the Brexit-related uncertainty.

    After mid-February, equities rebounded on more positive economic data releases, a recovery in oil prices, and the aforementioned softening of the Fed's stance on interest-rate hikes. By the end of the six-month period, US stocks, as measured by the S&P 500, had posted a solid return of 3.82%. Mid-cap value stocks, as measured by the Portfolio's benchmark, the Russell Index, had a very strong period, returning 8.87%, while mid-cap growth stocks, as measured by the Russell Midcap Growth Index, returned just 2.15%

Q: What were the main reasons for the Portfolio's underperformance relative to its benchmark, the Russell Index, during the six-month period ended June 30, 2016?

A: Sector allocation decisions as well as stock selection results in the industrials, financials, and information technology sectors were the main detractors from the Portfolio's benchmark-relative returns during the period. With regard to sector allocation, the portfolio was underweight to utilities and materials, two sectors that performed very well during the period. The Portfolio was overweight to information technology, which turned in a positive

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

    return for the period, but still lagged well behind the returns generated by several other sectors in the Russell Index, and so the Portfolio's overweight had a negative effect on benchmark-relative performance.

    Stock selection in industrials and financials did the most damage to the Portfolio's benchmark-relative performance during the period, with positions in airline United Continental (industrials) and Lincoln National (financials) among the worst performers. Stock selection results were also negative in the information technology sector.

    United Continental's stock was down during the period for a few reasons, including market fears about the airline industry's inability to remain disciplined with regard to capacity, which currently outstrips demand, overall pricing weakness, and jet fuel costs rising again after the year-plus slump in energy prices began to abate. However, the Portfolio still owns the stock, as it remains statistically cheap, even though the company continues to face some industry-related headwinds. As for Lincoln National, shares of asset management, insurance, and banking firms generally fell during the period due to investors' concerns that interest rates would remain low for much of the year, thus negatively affecting profit margins. Finally, in information technology, the Portfolio's shares of First Solar detracted from benchmark-relative returns. First Solar's slump during the period is largely attributable to market sentiment. The government's tax incentives for solar companies were originally scheduled to expire in 2017, and so the market anticipated that the stock - and the solar industry in general - would decline after 2016. Due to a government extension, however, the tax incentives now are effective until 2022, but market sentiment during the period discounted that fact, as investors appeared to focus solely on the short term. In addition, the bankruptcy of another solar firm during the six-month period tended to sour the market on the industry as a whole. We still hold the stock in the Portfolio because we believe the long-term secular growth story in solar remains intact. First Solar also has a strong cash position and a solid balance sheet.

Q: Which of your investment decisions benefited the Portfolio's benchmark-relative performance during the six-month period ended June 30, 2016?

A: Stock selection in health care and consumer staples, and an overweight to consumer staples were the primary positive contributors to the Portfolio's benchmark-relative returns during the period. Consumer staples was the third-best performing sector in the Russell Index during the period, and so the Portfolio's overweight boosted relative returns. Holdings in the sector that contributed positively to the Portfolio's benchmark-relative results included Tyson Foods and Ingredion. Tyson Foods fared well after posting strong earnings results driven in part by synergies from the company's acquisition of Hillshire Brands, as well as a positive outlook. We trimmed the Portfolio's stake in Tyson during the period. Ingredion makes ingredients for packaged food companies and has recently transitioned into making specialty flavors and spices. The company has been contracting with some of the larger packaged food companies, and so there is a potentially good long-term growth story there.

    In health care, the Portfolio's shares of medical-device company Boston Scientific contributed to relative performance during the period. Boston Scientific was once "left for dead" by the market, but the company has recently received FDA approvals for some new products, and may receive more approvals over the next couple of years.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

    Finally, although the Portfolio underperformed the Russell Index in information technology during the period, its top-performing position during the six-month period, both in absolute and benchmark-relative terms, came from the sector: semiconductor firm NVIDIA. During a period that saw semiconductor firms generally struggle, NVIDIA turned in strong performance. The company is making inroads into all the right information technology "verticals," such as gaming, automobiles (which are increasingly using chip technology), and data centers (due to the widespread conversion to cloud computing). NVIDIA is quickly becoming a "platform" company that is synonymous with the industries it supplies.

Q: Did you invest the Fund in any derivative securities during the six-month period ended June 30, 2016?

A:  No, the Portfolio did not own any derivatives during the period.

Q: What is your outlook at the midway point of 2016, and how was the Portfolio positioned as of June 30, 2016?

A: We expect equity markets to remain volatile for the remainder of 2016, due to concerns about the Brexit vote, sluggish global economic growth, US presidential politics, and geopolitical pressures. In addition, while we believe US equities are more attractively valued than other asset classes such as fixed-income securities, we see little impetus to propel them forward, as the sluggish global economy continues to be a headwind to corporate earnings growth.

    In this environment, we believe investors will be willing to pay a premium for the types of stocks the Portfolio holds, which are shares of attractively valued mid-sized companies that have primary exposure to US markets.

    From a sector perspective, the Portfolio's largest overweights versus the benchmark at the end of the six-month period were in the information technology and consumer staples sectors, while the largest underweight was in utilities.

Please refer to the Schedule of Investments on pages 7 to 9 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                                    Value
          COMMON STOCKS - 100.0%
          Energy - 8.4%
          Oil & Gas Equipment &
          Services - 1.2%
 50,792   Schlumberger, Ltd.                                       $   4,016,631
                                                                   -------------
          Oil & Gas Exploration &
          Production - 7.2%
146,158   Cabot Oil & Gas Corp.                                    $   3,762,107
 54,060   Cimarex Energy Co.                                           6,450,439
 47,197   Concho Resources, Inc.*                                      5,629,186
242,214   Memorial Resource Development Corp.*                         3,846,358
 33,271   Pioneer Natural Resources Co.                                5,030,908
                                                                   -------------
                                                                   $  24,718,998
                                                                   -------------
          Total Energy                                             $  28,735,629
                                                                   -------------
          Materials - 5.6%
          Fertilizers & Agricultural
          Chemicals - 1.0%
 36,504   Agrium, Inc.                                             $   3,300,692
                                                                   -------------
          Specialty Chemicals - 1.6%
 82,941   Celanese Corp.                                           $   5,428,488
                                                                   -------------
          Metal & Glass
          Containers - 1.5%
101,992   Crown Holdings, Inc.*                                    $   5,167,935
                                                                   -------------
          Gold - 1.5%
132,403   Newmont Mining Corp.                                     $   5,179,605
                                                                   -------------
          Total Materials                                          $  19,076,720
                                                                   -------------

          Capital Goods - 8.3%
          Building Products - 5.1%
137,628   Fortune Brands Home & Security, Inc.                     $   7,978,295
179,964   Owens Corning*                                               9,271,750
                                                                   -------------
                                                                   $  17,250,045
                                                                   -------------
          Construction &
          Engineering - 1.3%
 90,788   Fluor Corp.                                              $   4,474,033
                                                                   -------------
          Construction & Farm
          Machinery & Heavy
          Trucks - 0.9%
  62,196  PACCAR, Inc.                                             $   3,226,107
                                                                   -------------
          Trading Companies &
          Distributors - 1.0%
 49,704   United Rentals, Inc.*                                    $   3,335,138
                                                                   -------------
          Total Capital Goods                                      $  28,285,323
                                                                   -------------
          Transportation - 2.9%
          Air Freight & Logistics - 1.0%
 72,912   Expeditors International of
          Washington, Inc.                                         $   3,575,604
                                                                   -------------
          Airlines - 1.9%
156,226   United Continental Holdings, Inc.*                       $   6,411,515
                                                                   -------------
          Total Transportation                                     $   9,987,119
                                                                   -------------
          Automobiles &
          Components - 2.5%
          Tires & Rubber - 2.5%
326,008   The Goodyear Tire & Rubber Co.                           $   8,365,365
                                                                   -------------
          Total Automobiles
          & Components                                             $   8,365,365
                                                                   -------------
          Consumer Durables &
          Apparel - 2.5%
          Household Appliances - 2.5%
 51,056   Whirlpool Corp.                                          $   8,507,972
                                                                   -------------
          Total Consumer Durables
          & Apparel                                                $   8,507,972
                                                                   -------------
          Consumer Services - 1.4%
          Hotels, Resorts & Cruise
          Lines - 1.4%
115,738   Norwegian Cruise Line Holdings, Ltd.*                    $   4,611,002
                                                                   -------------
          Total Consumer Services                                  $   4,611,002
                                                                   -------------
          Media - 1.5%
          Advertising - 1.5%
216,073   The Interpublic Group of
          Companies, Inc.                                          $   4,991,286
                                                                   -------------
          Total Media                                              $   4,991,286
                                                                   -------------
          Retailing - 1.5%
          Apparel Retail - 1.5%
 92,695   Ross Stores, Inc.                                        $   5,254,880
                                                                   -------------
          Total Retailing                                          $   5,254,880
                                                                   -------------
          Food, Beverage &
          Tobacco - 7.1%
          Agricultural Products - 1.7%
 44,945   Ingredion, Inc.                                          $   5,816,332
                                                                   -------------
          Packaged Foods &
          Meats - 5.4%
 48,306   The Hershey Co.                                          $   5,482,248
 33,087   The JM Smucker Co.                                           5,042,790
116,367   Tyson Foods, Inc.                                            7,772,152
                                                                   -------------
                                                                   $  18,297,190
                                                                   -------------
          Total Food, Beverage
          & Tobacco                                                $  24,113,522
                                                                   -------------
          Health Care Equipment &
          Services - 4.7%
          Health Care Equipment - 2.9%
336,968   Boston Scientific Corp.*                                 $   7,874,942
 38,653   Hill-Rom Holdings, Inc.                                      1,950,044
                                                                   -------------
                                                                   $   9,824,986
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
          Health Care Distributors - 1.2%
 52,322   Cardinal Health, Inc.                                    $   4,081,639
                                                                   -------------
          Health Care Services - 0.6%
 28,070   MEDNAX, Inc.*                                            $   2,033,110
                                                                   -------------
          Total Health Care Equipment
          & Services                                               $  15,939,735
                                                                   -------------
          Pharmaceuticals,
          Biotechnology & Life
          Sciences - 2.0%
          Pharmaceuticals - 2.0%
 47,427   Jazz Pharmaceuticals Plc*                                $   6,701,909
                                                                   -------------
          Total Pharmaceuticals,
          Biotechnology & Life Sciences                            $   6,701,909
                                                                   -------------
          Banks - 4.6%
          Regional Banks - 4.6%
175,622   Cathay General Bancorp                                   $   4,952,540
315,100   First Horizon National Corp.                                 4,342,078
350,683   Huntington Bancshares, Inc.                                  3,135,106
309,780   KeyCorp                                                      3,423,069
                                                                   -------------
                                                                   $  15,852,793
                                                                   -------------
          Total Banks                                              $  15,852,793
                                                                   -------------
          Diversified Financials - 4.3%
          Specialized Finance - 4.3%
 29,389   Intercontinental Exchange, Inc.                          $   7,522,408
107,796   Nasdaq, Inc.                                                 6,971,167
                                                                   -------------
                                                                   $  14,493,575
                                                                   -------------
          Total Diversified Financials                             $  14,493,575
                                                                   -------------
          Insurance - 7.3%
          Life & Health Insurance - 2.8%
115,270   Lincoln National Corp.                                   $   4,469,018
156,759   Unum Group                                                   4,983,369
                                                                   -------------
                                                                   $   9,452,387
                                                                   -------------
          Multi-line Insurance - 1.6%
120,593   The Hartford Financial Services
          Group, Inc.                                              $   5,351,917
                                                                   -------------
          Property & Casualty
          Insurance - 2.9%
 67,091   The Hanover Insurance Group, Inc.                        $   5,677,240
131,903   XL Group Plc                                                 4,393,689
                                                                   -------------
                                                                   $  10,070,929
                                                                   -------------
          Total Insurance                                          $  24,875,233
                                                                   -------------
          Real Estate - 18.2%
          Industrial REIT - 2.0%
259,421   Duke Realty Corp.                                        $   6,916,164
                                                                   -------------
          Office REIT - 1.7%
198,119   Corporate Office Properties Trust                        $   5,858,379
                                                                   -------------
          Health Care REIT - 1.1%
108,051   Healthcare Realty Trust, Inc.                            $   3,780,704
                                                                   -------------
          Residential REIT - 4.4%
 21,102   Essex Property Trust, Inc.                               $   4,813,155
 53,465   Mid-America Apartment
          Communities, Inc.                                            5,688,676
126,706   UDR, Inc.                                                    4,677,986
                                                                   -------------
                                                                   $  15,179,817
                                                                   -------------
          Retail REIT - 2.5%
 26,506   Federal Realty Investment Trust                          $   4,388,068
133,453   General Growth Properties, Inc.                              3,979,568
                                                                   -------------
                                                                   $   8,367,636
                                                                   -------------
          Specialized REIT - 6.5%
 75,012   Crown Castle International Corp.                         $   7,608,467
 70,863   Digital Realty Trust, Inc.                                   7,723,358
 17,263   Equinix, Inc.                                                6,693,383
                                                                   -------------
                                                                   $  22,025,208
                                                                   -------------
          Total Real Estate                                        $  62,127,908
                                                                   -------------
          Software & Services - 2.6%
          IT Consulting & Other
          Services - 1.5%
 86,915   Amdocs, Ltd.                                             $   5,016,734
                                                                   -------------
          Data Processing & Outsourced
          Services - 1.1%
 73,142   Total System Services, Inc.                              $   3,884,572
                                                                   -------------
          Total Software & Services                                $   8,901,306
                                                                   -------------
          Technology Hardware &
          Equipment - 3.2%
          Communications
          Equipment - 1.8%
 73,994   Harris Corp.                                             $   6,174,059
                                                                   -------------
          Electronic Manufacturing
          Services - 1.4%
 60,478   IPG Photonics Corp.                                      $   4,838,240
                                                                   -------------
          Total Technology Hardware
          & Equipment                                              $  11,012,299
                                                                   -------------
          Semiconductors &
          Semiconductor
          Equipment - 6.2%
          Semiconductors - 6.2%
104,360   First Solar, Inc.*                                       $   5,059,373
176,366   Microsemi Corp.*                                             5,763,641
125,918   NVIDIA Corp.                                                 5,919,405
504,659   ON Semiconductor Corp.*                                      4,451,092
                                                                   -------------
                                                                   $  21,193,511
                                                                   -------------
          Total Semiconductors &
          Semiconductor Equipment                                  $  21,193,511
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

 Shares                                                                    Value
          Utilities - 5.2%
          Electric Utilities - 3.4%
 79,820   Edison International                                     $   6,199,619
 91,318   Eversource Energy                                            5,469,948
                                                                   -------------
                                                                   $  11,669,567
                                                                   -------------
          Multi-Utilities - 1.8%
131,513   Public Service Enterprise Group, Inc.                    $   6,129,821
                                                                   -------------
          Total Utilities                                          $  17,799,388
                                                                   -------------
          TOTAL COMMON STOCKS
          (Cost $294,423,725)                                      $ 340,826,475
                                                                   -------------
          TOTAL INVESTMENT IN
          SECURITIES - 100.0%
          (Cost $294,423,725) (a)                                  $ 340,826,475
                                                                   -------------
          OTHER ASSETS &
          LIABILITIES - 0.0%+                                      $      33,291
                                                                   -------------
          TOTAL NET ASSETS - 100.0%                                $ 340,859,766
                                                                   =============

+     Amount rounds to less than 0.1% or (0.1)%.

*     Non-income producing security.

REIT  Real Estate Investment Trust.

(a) At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $294,469,230 was as follows:

          Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost                             $   54,676,251

          Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                 (8,319,006)
                                                                                   --------------
          Net unrealized appreciation                                              $   46,357,245
                                                                                   ==============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016 aggregated to $114,180,845 and $129,709,458, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                                                      Level 1     Level 2          Level 3           Total
Common Stocks                                     $ 340,826,475   $     --        $     --        $ 340,826,475
                                                  -------------   --------        --------        -------------
  Total                                           $ 340,826,475   $     --        $     --        $ 340,826,475
                                                  =============   ========        ========        =============

During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                 Six Months
                                                    Ended         Year           Year         Year          Year          Year
                                                   6/30/16        Ended          Ended        Ended         Ended         Ended
                                                 (unaudited)    12/31/15       12/31/14     12/31/13      12/31/12      12/31/11
Class I
Net asset value, beginning of period              $  18.88      $  22.79       $  22.96     $  17.42     $  15.85      $  16.93
                                                  --------      --------       --------     --------     --------      --------
Increase (decrease) from investment operations:
    Net investment income (loss)                  $   0.09(a)   $   0.18(a)    $   0.21     $   0.24     $   0.24      $   0.23
    Net realized and unrealized gain
      (loss) on investments                           0.81         (1.38)          3.11         5.49         1.50         (1.17)
      Net increase (decrease) from                --------      --------       --------     --------     --------      --------
        investment operations                     $   0.90      $  (1.20)      $   3.32     $   5.73     $   1.74      $  (0.94)
                                                  --------      --------       --------     --------     --------      --------
Distribution to shareowners:
   Net investment income                          $  (0.14)     $  (0.18)      $  (0.22)    $  (0.19)    $  (0.17)     $  (0.14)
   Net realized gain                                 (1.23)        (2.53)         (3.27)          --           --            --
                                                  --------      --------       --------     --------     --------      --------
Total distributions                               $  (1.37)     $  (2.71)      $  (3.49)    $  (0.19)    $  (0.17)     $  (0.14)
                                                  --------      --------       --------     --------     --------      --------
Net increase (decrease) in net asset value        $  (0.47)     $  (3.91)      $  (0.17)    $   5.54     $   1.57      $  (1.08)
                                                  --------      --------       --------     --------     --------      --------
Net asset value, end of period                    $  18.41      $  18.88       $  22.79     $  22.96     $  17.42      $  15.85
                                                  ========      ========       ========     ========     ========      ========
Total return*                                         4.72%        (6.14)%(d)     15.09%       33.10%       11.11%(b)     (5.64)%
Ratio of net expenses to average net assets (c)       0.71%**       0.71%          0.71%        0.71%        0.72%         0.72%
Ratio of net investment income (loss)
  to average net assets                               1.00%**       0.84%          0.87%        1.04%        1.17%         1.23%
Portfolio turnover rate                                 68%**         87%            62%          99%         103%           88%
Net assets, end of period (in thousands)          $ 65,995      $ 70,412       $ 88,618     $ 90,706     $ 81,886      $ 92,100

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 11.08%.

(c)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and
      0.00%, respectively.

(d) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (6.19)%.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sale charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                 Six Months
                                                    Ended        Year          Year         Year          Year         Year
                                                   6/30/16       Ended         Ended        Ended         Ended        Ended
                                                 (unaudited)   12/31/15       2/31/14     12/31/13      12/31/12      12/31/11
Class II
Net asset value, beginning of period              $   18.70     $   22.59      $   22.79    $   17.30    $   15.75     $   16.83
                                                  ---------    ----------      ---------    ---------    ---------     ---------
Increase (decrease) from investment operations:
    Net investment income (loss)                  $    0.07(a)  $    0.12(a)   $    0.15    $    0.18    $    0.14     $    0.14
    Net realized and unrealized gain
      (loss) on investments                            0.79         (1.36)          3.08         5.46         1.55         (1.11)
      Net increase (decrease) from                ---------     ---------      ---------    ---------    ---------     ---------
        investment operations                     $    0.86     $   (1.24)     $    3.23    $    5.64    $    1.69     $   (0.97)
                                                  ---------     ---------      ---------    ---------    ---------     ---------
Distribution to shareowners:
   Net investment income                          $   (0.09)    $   (0.12)     $   (0.16)   $   (0.15)   $   (0.14)    $   (0.11)
   Net realized gain                                  (1.23)        (2.53)         (3.27)          --           --            --
                                                  ---------    ----------      ---------    ---------    ---------     ---------
Total distributions                               $   (1.32)    $   (2.65)     $   (3.43)   $   (0.15)   $   (0.14)    $   (0.11)
                                                  ---------     ---------      ---------    ---------    ---------     ---------
Net increase (decrease) in net asset value        $   (0.46)    $   (3.89)     $   (0.20)   $    5.49    $    1.55     $   (1.08)
                                                  ---------     ---------      ---------    ---------    ---------     ---------
Net asset value, end of period                    $   18.24     $   18.70      $   22.59    $   22.79    $   17.30     $   15.75
                                                  =========     =========      =========    =========    =========     =========
Total return*                                          4.54%        (6.35)%(d)     14.80%       32.75%       10.83%(b)     (5.84)%
Ratio of net expenses to average net assets (c)        0.96%**       0.96%          0.96%        0.96%        0.97%         0.97%
Ratio of net investment income (loss)
  to average net assets                                0.75%**       0.60%          0.62%        0.79%        0.94%         1.03%
Portfolio turnover rate                                  68%**         87%            62%          99%         103%           88%
Net assets, end of period (in thousands)          $ 274,905     $ 274,774      $ 318,225    $ 306,189    $  259,448    $ 207,057

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 10.78%.

(c)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and
      0.00%, respectively.

(d) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (6.40)%.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sale charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $294,423,725)                                              $ 340,826,475
  Cash                                                                                            601,249
  Receivables --
     Investment securities sold                                                                 1,554,236
     Portfolio shares sold                                                                         30,876
     Dividends                                                                                    359,557
  Other assets                                                                                        851
                                                                                            -------------
         Total assets                                                                       $ 343,373,244
                                                                                            -------------
LIABILITIES:
   Payables --
     Investment securities purchased                                                        $     510,491
     Portfolio shares repurchased                                                               1,959,626
   Due to affiliates                                                                               15,970
   Accrued expenses                                                                                27,391
                                                                                            -------------
         Total liabilities                                                                  $   2,513,478
                                                                                            -------------
NET ASSETS:
  Paid-in capital                                                                           $ 290,653,249
  Undistributed net investment income                                                           1,638,336
  Accumulated net realized gain on investments                                                  2,165,431
  Net unrealized appreciation on investments                                                   46,402,750
                                                                                            -------------
        Total net assets                                                                    $ 340,859,766
                                                                                            -------------
NET ASSET VALUE PER SHARE:
(No par value unlimited number of shares authorized)
   Class I (based on $65,954,758/3,583,396 shares)                                          $       18.41
                                                                                            =============
   Class II (based on $274,905,008/15,070,028 shares)                                       $       18.24
                                                                                            =============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4,791)                        $ 2,850,951
  Interest                                                                         1,176
                                                                             -----------
     Total investment income                                                                $  2,852,127
                                                                                            ------------
EXPENSES:
  Management fees                                                            $ 1,086,444
  Distribution fees
     Class II                                                                    335,002
  Administrative expense                                                          58,684
  Custodian fees                                                                   6,022
  Professional fees                                                               16,766
  Printing expense                                                                 4,078
  Fees and expenses of nonaffiliated Trustees                                      5,528
  Miscellaneous                                                                    5,272
                                                                             -----------
     Total expenses                                                                         $  1,517,796
                                                                                            ------------
         Net investment income                                                              $  1,334,331
                                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
CLASS ACTIONS:
  Net realized gain (loss) on:
    Investments                                                              $ 2,512,238
    Class actions                                                                  5,694
                                                                             -----------    $  2,517,932
                                                                                            ------------
  Change in net unrealized appreciation (depreciation) on investments                       $ 11,997,196
                                                                                            ------------
  Net realized and unrealized gain (loss) on investments and class actions                  $ 14,515,128
                                                                                            ------------
  Net increase in net assets resulting from operations                                      $ 15,849,459
                                                                                            ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended
                                                                            6/30/16           Year Ended
                                                                          (unaudited)          12/31/15
FROM OPERATIONS:
Net investment income (loss)                                             $   1,334,331      $   2,457,509
Net realized gain (loss) on investments and class actions                    2,517,932         20,938,704
Change in net unrealized appreciation (depreciation) on investments         11,997,196        (47,406,374)
                                                                         -------------      -------------
      Net increase (decrease) in net assets resulting from operations    $  15,849,459      $ (24,010,161)
                                                                         -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class I ($0.14 and $0.18 per share, respectively)                  $    (496,622)     $    (636,054)
      Class II ($0.09 and $0.12 per share, respectively)                    (1,294,860)        (1,658,859)
Net realized gain:
      Class I ($1.23 and $2.53 per share, respectively)                     (4,213,388)        (9,005,596)
      Class II ($1.23 and $2.53 per share, respectively)                   (17,304,299)       (34,420,632)
                                                                         -------------      -------------
          Total distributions to shareowners                             $ (23,309,169)     $ (45,721,141)
                                                                         -------------      -------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $  10,716,015      $  13,688,060
Reinvestment of distributions                                               23,309,169         45,721,141
Cost of shares repurchased                                                 (30,891,516)       (51,334,739)
                                                                         -------------      -------------
      Net increase in net assets resulting from
         Portfolio share transactions                                    $   3,133,668      $   8,074,462
                                                                         -------------      -------------
      Net decrease in net assets                                         $  (4,326,042)     $ (61,656,840)
NET ASSETS:
Beginning of period                                                      $ 345,185,808      $ 406,842,648
                                                                         -------------      -------------
End of period                                                            $ 340,859,766      $ 345,185,808
                                                                         =============      =============
Undistributed net investment income                                      $   1,638,336      $   2,095,487
                                                                         =============      =============

                                      Six Months           Six Months
                                         Ended                Ended
                                        6/30/16              6/30/16        Year Ended        Year Ended
                                         Shares              Amount         12/31/15           12/31/15
                                      (unaudited)          (unaudited)        Shares            Amount
CLASS I
Shares sold                               75,340          $  1,400,155         159,049      $   3,359,754
Reinvestment of distributions            254,046             4,710,010         473,791          9,641,650
Less shares repurchased                 (475,595)           (8,845,113)       (792,279)       (16,692,553)
                                       ---------          ------------      ----------      -------------
       Net decrease                     (146,209)         $ (2,734,948)       (159,439)     $  (3,691,149)
                                       =========          ============      ==========      =============
CLASS II
Shares sold                              547,063          $  9,315,860         472,590      $  10,328,306
Reinvestment of distributions          1,011,924            18,599,159       1,787,884         36,079,491
Less shares repurchased               (1,186,514)          (22,046,403)     (1,651,665)       (34,642,186)
                                     -----------          ------------     -----------      -------------
       Net increase                      372,473          $  5,868,616         608,809      $  11,765,611
                                     ===========          ============     ===========      =============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value VCT Portfolio (the Portfolio) is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.  Security Valuation

    The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

    Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

    Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news,

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

    corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At June 30, 2016, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

--------------------------------------------------------------------------------
                                                                        2015
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                     $  3,114,535
Long-term capital gain                                                42,606,606
                                                                    ------------
  Total distributions                                               $ 45,721,141
                                                                    ============
Distributable Earnings
(Accumulated Losses):
Undistributed ordinary income                                       $  1,790,116
Undistributed long-term gain                                          21,516,062
Unrealized appreciation                                               34,360,049
                                                                    ------------
  Total                                                             $ 57,666,227
                                                                    ============

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to Real Estate Investment Trust (REIT), and partnerships and other holdings.

E.  Portfolio Shares and Class Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the Portfolio's transfer agent, for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

    expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F.  Risks

    Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or to other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

G.  Repurchase Agreements

    Repurchase agreements are arrangements under which the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specific price, which is typically higher than the purchase price paid by the Portfolio. The securities purchased serve as the Portfolio's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. The Portfolio's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss to the Portfolio. Additionally, if the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities. As of and for the six months ended June 30, 2016, the Portfolio had no open repurchase agreements.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $12,307 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Portfolio at negotiated rates.

Effective November 2, 2015, Boston Financial Data Services serves as the transfer agent to the Portfolio at negotiated rates.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,663 in distribution fees payable to PFD at June 30, 2016.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] POINEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                               Advisory Trustee
Lisa M. Jones, President and                           Lorraine H. Monchak*
   Chief Executive Officer
Mark E. Bradley, Treasurer and
   Chief Financial Officer
Christopher J. Kelley, Secretary and                   Trustees
   Chief Legal Officer                                 Thomas J. Perna, Chairman
                                                       David R. Bock
                                                       Benjamin M. Friedman
                                                       Margaret B.W. Graham
                                                       Marguerite A. Piret
                                                       Fred J. Ricciardi
                                                       Kenneth J. Taubes

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

*   Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] POINEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   19609-10-0816

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                 Pioneer Emerging Markets VCT Portfolio -- Class I and II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      7

  Financial Statements                                                        12

  Notes to Financial Statements                                               17

  Trustees, Officers and Service Providers                                    29

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/16
--------------------------------------------------------------------------------

Sector Distribution
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 20.9%
Information Technology                                                     19.6%
Telecommunication Services                                                 12.0%
Consumer Discretionary                                                     10.6%
Consumer Staples                                                           10.2%
Energy                                                                     10.2%
Industrials                                                                10.0%
Materials                                                                   5.4%
Utilities                                                                   1.1%

Geographical Distribution
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

China                                                                     26.7%
Brazil                                                                    14.6%
Egypt                                                                      6.9%
India                                                                      6.4%
South Korea                                                                6.1%
Nigeria                                                                    5.9%
Philippines                                                                5.7%
Hong Kong                                                                  5.4%
Russia                                                                     5.4%
Taiwan                                                                     4.8%
United Arab Emirates                                                       4.3%
Kenya                                                                      2.9%
South Africa                                                               2.4%
Greece                                                                     1.6%
Mexico                                                                     0.9%
Other (individually less than 1%)                                          0.0%

Five Largest Holdings
(As a percentage of long-term holdings)*

--------------------------------------------------------------------------------
1. Global Telecom Holding SAE                                              6.88%
--------------------------------------------------------------------------------
2. Philippine National Bank                                                5.66
--------------------------------------------------------------------------------
3. MMG, Ltd.                                                               5.44
--------------------------------------------------------------------------------
4. TMK PJSC                                                                5.36
--------------------------------------------------------------------------------
5. Marfrig Global Foods SA                                                 5.15
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                        6/30/16           12/31/15
     Class I                                     $15.64             $15.25
     Class II                                    $15.45             $15.04

                                 Net
Distributions per Share          Investment      Short-Term        Long-Term
(1/1/16 - 6/30/16)               Income          Capital Gains     Capital Gains
     Class I                     $0.0824         $  --             $   --
     Class II                    $0.0296         $  --             $   --

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Emerging Markets VCT Portfolio at net asset value during the periods shown, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

             Pioneer Emerging Markets    Pioneer Emerging Markets   MSCI Emerging Markets
             VCT Portfolio Class I       VCT Portfolio Class II     ND Index
6/06         $10,000                     $10,000                    $10,000
6/07         $15,037                     $15,000                    $14,499
6/08         $15,634                     $15,555                    $15,170
6/09         $10,016                     $ 9,943                    $10,913
6/10         $11,957                     $11,829                    $13,439
6/11         $14,658                     $14,456                    $17,175
6/12         $11,657                     $11,469                    $14,435
6/13         $11,090                     $10,878                    $14,849
6/14         $13,408                     $13,122                    $16,974
6/15         $11,559                     $11,283                    $16,104
6/16         $ 9,645                     $ 9,390                    $14,163

The Morgan Stanley Capital International (MSCI) Emerging Markets ND Index is an unmanaged index that measures the performance of emerging markets stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

----------------------------------------------------------------------------------
                                                                  MSCI Emerging
                                          Class I     Class II   Markets ND Index
----------------------------------------------------------------------------------
10 Years                                 -0.36%        -0.63%             3.54%
5 Years                                  -8.03%        -8.27%            -3.78%
1 Year                                  -16.56%       -16.78%           -12.06%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

Share Class                                             I                 II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                   $1,000.00          $1,000.00
Ending Account Value on 6/30/16                     $1,030.80          $1,029.20
Expenses Paid During Period*                        $    9.64          $   10.80

* Expenses are equal to the Portfolio's annualized net expense ratio of 1.91% and 2.14% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.

Share Class                                             I                   II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                  $1,000.00           $1,000.00
Ending Account Value on 6/30/16                    $1,015.37           $1,014.22
Expenses Paid During Period*                       $    9.57           $   10.72

* Expenses are equal to the Portfolio's annualized net expense ratio of 1.91% and 2.14% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, Mauro Ratto, Marco Mencini, and Andrea Salvatori, portfolio managers of Pioneer Emerging Markets VCT Portfolio, discuss the investment environment and the Portfolio's performance during the six-month period ended June 30, 2016. Mr. Ratto, Head of Emerging Markets Investment Management at Pioneer, Mr. Mencini, Head of Equities, Emerging Markets, and a senior vice president at Pioneer, and Mr. Salvatori, Head of Global Emerging Markets & Latin American Equities, a senior vice president and a senior portfolio manager at Pioneer, are responsible for the day-to-day management of the Portfolio.

Q: How did the Portfolio perform during the six-month period ended June 30, 2016?

A: Pioneer Emerging Markets VCT Portfolio's Class I shares returned 3.08% at net asset value during the six-month period ended June 30, 2016, and Class II shares returned 2.92%, while the Portfolio's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index (the MSCI Index)(1), returned 6.41%. During the same period, the average return of the 80 variable portfolios in Lipper's Emerging Markets Underlying Funds category was 5.81%.

Q: Could you please review the performance of emerging markets stocks during the six-month period ended June 30, 2016?

A: Although Great Britain's "Brexit" vote to leave the European Union led to increased market volatility in late June, emerging markets stocks closed the period with a solid gain, as the Portfolio's benchmark, the MSCI Index, returned 6.41% for the full six months. The asset class's performance received a boost during the period from the recovery in investor confidence that accompanied the market-friendly actions of the world's major central banks. The European Central Bank (ECB) announced a new stimulus package in late January, and the Bank of Japan cut interest rates into negative territory shortly thereafter. The US Federal Reserve (the Fed), after increasing rates modestly in December 2015, then offered additional reassurance to the markets through various statements indicating that it would maintain a gradual approach regarding further rate increases in 2016. Together, the developments provided a substantial boost to investor sentiment and led to a rally in higher-risk assets across the globe. Commodities also staged a strong price recovery, leading to an improved outlook for emerging markets nations that rely on exports of raw materials to fuel economic growth. Not least, emerging markets equities benefited from the diminutive yields available on developed market government bonds, as buyers became attracted to the increasing appeal of the above-average dividend yields available in the emerging equity markets.

-----------------------
(1) The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

Q: Which of your investment decisions or individual positions had the greatest effect on the Portfolio's performance during the six-month period ended June 30, 2016?

A: The Portfolio's underperformance of the MSCI Index during the period is attributable to three main factors: stock selection results, particularly in Brazil and Russia, an underweight in South Africa, and an underweight to the financials sector. Security selection in Brazil detracted from the Portfolio's benchmark-relative performance during the period. Most notably, shares of auto parts manufacturer Tupy, which generates the majority of its revenues outside of Brazil, lagged due to the earnings headwind created by the country's strengthening currency. The Portfolio's performance also failed to keep pace with the benchmark in Russia because of the poor relative performance of a position in oil-services provider TMK, which lost ground even as the price of crude oil recovered during the period. We remain positive on TMK, however, as we believe the stock offers a highly attractive valuation to go along with a below-average dependency on oil prices. The Portfolio's underweight in the financials sector further detracted from benchmark-relative returns, as the sector outpaced the broader market by a wide margin during the six-month period.

     Finally, the Portfolio's underweight position in South African equities also played a role in the benchmark-relative underperformance.

     On the positive side, the Portfolio's positioning in China was one of the most important contributors to benchmark-relative results during the past six months. One top performer for the Portfolio in China was Goodbaby International, which makes strollers, car seats, and other child safety products. The shares aided the Portfolio's relative returns despite weaker performance in June. Goodbaby, which is capitalizing on the growing middle class in China, has been one of our highest-conviction positions in the Portfolio.

     Other positive contributors during the six-month period included Global Telecom Holding, an Egyptian provider of information technology and mobile telecommunications services. The company has cut costs, shored up its balance sheet, and continues to address certain governance issues. All of those factors led to a recovery in investor sentiment toward Global Telecom's stock. While we welcome the recent improvement, we believe Global Telecom remains significantly underappreciated by the market based on the strength of its underlying asset base and a market capitalization that is below the company's intrinsic value.

     Finally, security selection in India was strong during the period, with a position in automobile manufacturer Tata Motors the biggest positive contributor to the Portfolio's benchmark-relative returns.

Q: Did you invest the Portfolio in any derivatives during the six-month period ended June 30, 2016? If so, did the derivative positions have any effect on the Portfolio's performance?

A: We used derivatives in the form of currency forward contracts and index futures during the period, in order to help manage the Portfolio's overall risk and volatility profile. Specifically, we used short index futures in Brazil, as we believe the economy there faces significant challenges, and we reduced the extent of the Portfolio's underweight to Korean stocks by using long futures

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

To the extent the Portfolio invests in issuers located within specific countries or regions, the Portfolio may be particularly affected by adverse markets, rates, and events which may occur in those countries and regions.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

     positions. We also used forward contracts to hedge some of the Portfolio's currency exposures in Nigeria, Brazil, and Russia. In total, the use of derivatives had a neutral impact on the Portfolio's benchmark-relative performance.

Q: How was the Portfolio positioned with respect to specific regions or countries as of June 30, 2016?

A: In absolute terms, China was the Portfolio's largest country weighting at the close of the period, and was one of its most significant overweights relative to the MSCI Index as well. Investors have displayed concern about the country's economic growth rate and debt levels in recent months, and so we are paying close attention to those issues to see how they might affect the shares of the individual Chinese companies held in the Portfolio. While we expect more volatility in China's stock market in the months ahead, we also believe investors' trepidation about a "hard landing" for the Chinese economy is exaggerated. Instead, we have confidence that the country can effectively manage its transition from an investment-led economy to one that is consumer-focused. We therefore remain positive on the long-term outlook for China as a whole, and, by extension, for the China-based positions held in the Portfolio.

     Among the more notable additions to the Portfolio over the past six months was our purchase of two Nigerian banking stocks: United Bank for Africa and Zenith Bank. Prices of both stocks fell to attractive valuations in 2015, due in part to plunging oil prices and volatility in Nigeria's currency. However, we think the banks have strong enough balance sheets to remain profitable, even in the event of a renewed slump in oil prices and/or a currency devaluation. We also reduced the extent of the Portfolio's underweight position in India through the purchase of the aforementioned Tata Motors, which we favor based on the company's sound management, growing market share, and the stock's attractive valuation.

     On the other side of the ledger, we reduced the Portfolio's weighting in Mexico during the period. In Mexico, the sales from the Portfolio focused mainly on financial stocks, due to those companies' exposure to the US interest-rate cycle. As always, we believe it is important to keep in mind that the Portfolio's country and sector weightings are largely a residual effect of our bottom-up stock selection process.

Q:   Do you have any closing thoughts for investors?

A: The economic diversity among the emerging markets nations presents a multitude of options from which to construct a portfolio. With this as background, we believe active portfolio management using a bottom-up approach to individual stock selection can add meaningful value. We therefore intend to maintain our emphasis on owning shares of companies that feature strong fundamentals, intelligent capital-allocation strategies, and, we believe, sustainable paths to earnings growth.

Please refer to the Schedule of Investments on pages 7 to 11 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

        Shares                                                                                                  Value
                  PREFERRED STOCKS - 2.7%
                  Technology Hardware & Equipment - 2.7%
                  Technology Hardware, Storage & Peripherals - 2.7%
           660    Samsung Electronics Co, Ltd.                                                            $   680,787
                                                                                                          -----------
                  Total Technology Hardware & Equipment                                                   $   680,787
                                                                                                          -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $680,658)                                                                         $   680,787
                                                                                                          -----------
                  COMMON STOCKS - 96.0%
                  Energy - 10.1%
                  Oil & Gas Equipment & Services - 5.3%
            50    Dayang Enterprise Holdings Bhd                                                          $        14
       491,101    TMK PJSC (G.D.R.)                                                                         1,341,451
                                                                                                          -----------
                                                                                                          $ 1,341,465
                                                                                                          -----------
                  Integrated Oil & Gas - 1.9%
       658,000    China Petroleum & Chemical Corp.                                                        $   474,641
                                                                                                          -----------
                  Oil & Gas Refining & Marketing - 2.9%
     7,169,945    KenolKobil, Ltd. Group                                                                  $   737,517
                                                                                                          -----------
                  Total Energy                                                                            $ 2,553,623
                                                                                                          -----------
                  Materials - 5.4%
                  Diversified Metals & Mining - 5.4%
     5,484,000    MMG, Ltd.*                                                                              $ 1,362,370
                                                                                                          -----------
                  Steel - 0.0%+
             2    POSCO                                                                                   $       353
                                                                                                          -----------
                  Total Materials                                                                         $ 1,362,723
                                                                                                          -----------
                  Capital Goods - 5.6%
                  Construction & Engineering - 3.0%
     1,399,000    Beijing Urban Construction Design & Development Group Co, Ltd.                          $   759,067
                                                                                                          -----------
                  Industrial Machinery - 2.6%
       337,000    China Conch Venture Holdings, Ltd.*                                                     $   668,162
                                                                                                          -----------
                  Total Capital Goods                                                                     $ 1,427,229
                                                                                                          -----------
                  Transportation - 4.3%
                  Airlines - 4.3%
     3,038,072    Air Arabia PJSC                                                                         $ 1,085,044
                                                                                                          -----------
                  Total Transportation                                                                    $ 1,085,044
                                                                                                          -----------
                  Automobiles & Components - 8.1%
                  Auto Parts & Equipment - 4.2%
       288,367    Tupy SA                                                                                 $ 1,059,249
                                                                                                          -----------
                  Automobile Manufacturers - 3.9%
       228,351    Tata Motors, Ltd.                                                                       $   998,210
                                                                                                          -----------
                  Total Automobiles & Components                                                          $ 2,057,459
                                                                                                          -----------
                  Consumer Durables & Apparel - 4.5%
                  Leisure Products - 4.5%
     2,454,000    Goodbaby International Holdings, Ltd.                                                   $ 1,132,715
                                                                                                          -----------
                  Total Consumer Durables & Apparel                                                       $ 1,132,715
                                                                                                          -----------
                  Consumer Services - 0.0%+
                  Casinos & Gaming - 0.0%+
         1,339    NagaCorp, Ltd.                                                                          $       892
                                                                                                          -----------
                  Total Consumer Services                                                                 $       892
                                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

        Shares                                                                                                  Value
                  Media - 2.3%
                  Cable & Satellite - 2.3%
         3,876    Naspers, Ltd.                                                                           $   592,553
                                                                                                          -----------
                  Total Media                                                                             $   592,553
                                                                                                          -----------
                  Food, Beverage & Tobacco - 5.5%
                  Packaged Foods & Meats - 5.1%
       198,973    Flour Mills of Nigeria Plc                                                              $    15,798
       737,428    Marfrig Global Foods SA*                                                                  1,290,109
                                                                                                          -----------
                                                                                                          $ 1,305,907
                                                                                                          -----------
                  Tobacco - 0.4%
        16,833    ITC, Ltd.                                                                               $    91,830
                                                                                                          -----------
                  Total Food, Beverage & Tobacco                                                          $ 1,397,737
                                                                                                          -----------
                  Banks - 19.0%
                  Diversified Banks - 19.0%
            32    Banco Santander Brasil SA (A.D.R.)                                                      $       182
       232,000    China Construction Bank Corp.                                                               154,163
       306,686    Eurobank Ergasias SA                                                                        191,189
        41,850    Grupo Financiero Banorte SAB de CV                                                          233,511
         2,611    HDFC Bank, Ltd. (A.D.R.)                                                                    173,240
        36,810    ICICI Bank, Ltd.                                                                            131,466
       494,000    Industrial & Commercial Bank of China, Ltd.                                                 274,398
         7,631    KB Financial Group, Inc.                                                                    217,503
           775    Mega Financial Holding Co., Ltd.                                                                587
     1,158,957    Philippine National Bank*                                                                 1,416,814
     1,169,434    Piraeus Bank SA                                                                             214,099
        10,299    Shinhan Financial Group Co., Ltd.                                                           339,745
    59,268,353    United Bank for Africa Plc                                                                  988,628
     8,363,636    Zenith Bank Plc                                                                             469,917
                                                                                                          -----------
                                                                                                          $ 4,805,442
                                                                                                          -----------
                  Total Banks                                                                             $ 4,805,442
                                                                                                          -----------
                  Diversified Financials - 0.0%+
                  Consumer Finance - 0.0%+
           427    Credito Real SAB de CV SOFOM ER                                                         $       816
                                                                                                          -----------
                  Total Diversified Financials                                                            $       816
                                                                                                          -----------
                  Insurance - 1.6%
                  Life & Health Insurance - 1.6%
        95,000    Ping An Insurance Group Co. of China, Ltd.                                              $   420,270
                                                                                                          -----------
                  Total Insurance                                                                         $   420,270
                                                                                                          -----------
                  Software & Services - 11.8%
                  Internet Software & Services - 7.3%
       147,088    ChinaCache International Holdings, Ltd. (A.D.R.)*                                       $   953,130
        40,000    Tencent Holdings, Ltd.                                                                      911,192
                                                                                                          -----------
                                                                                                          $ 1,864,322
                                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

        Shares                                                                                                  Value
                  IT Consulting & Other Services - 4.5%
    11,337,000    China ITS Holdings Co., Ltd.                                                            $   930,558
         5,551    Tata Consultancy Services, Ltd.                                                             209,658
                                                                                                          -----------
                                                                                                          $ 1,140,216
                                                                                                          -----------
                  Total Software & Services                                                               $ 3,004,538
                                                                                                          -----------
                  Technology Hardware & Equipment - 0.4%
                  Electronic Manufacturing Services - 0.4%
        40,255    Hon Hai Precision Industry Co., Ltd.                                                    $   103,706
                                                                                                          -----------
                  Total Technology Hardware & Equipment                                                   $   103,706
                                                                                                          -----------
                  Semiconductors & Semiconductor Equipment - 4.4%
                  Semiconductors - 4.4%
       219,000    Taiwan Semiconductor Manufacturing Co., Ltd.                                            $ 1,108,728
                                                                                                          -----------
                  Total Semiconductors & Semiconductor Equipment                                          $ 1,108,728
                                                                                                          -----------
                  Telecommunication Services - 11.9%
                  Wireless Telecommunication Services - 11.9%
       930,358    Global Telecom Holding SAE (G.D.R.)*                                                    $ 1,723,049
       602,413    TIM Participacoes SA                                                                      1,282,687
                                                                                                          -----------
                                                                                                          $ 3,005,736
                                                                                                          -----------
                  Total Telecommunication Services                                                        $ 3,005,736
                                                                                                          -----------
                  Utilities - 1.1%
                  Electric Utilities - 1.1%
         5,286    Korea Electric Power Corp.*                                                             $   278,719
                                                                                                          -----------
                  Total Utilities                                                                         $   278,719
                                                                                                          -----------
                  TOTAL COMMON STOCKS
                  (Cost $29,922,948)                                                                      $24,337,930
                                                                                                          -----------

     Principal
    Amount ($)
                  CORPORATE BONDS - 0.1%
                  Household & Personal Products - 0.1%
                  Personal Products - 0.1%
BRL    136,000    Hypermarcas SA,, 11.3%, 10/15/18 (c)                                                    $    14,483
                                                                                                          -----------
                  Total Household & Personal Products                                                     $    14,483
                                                                                                          -----------
                  TOTAL CORPORATE BONDS
                  (Cost $46,230)                                                                          $    14,483
                                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

        Shares                                                                                                  Value
                  RIGHTS / WARRANTS - 0.0%+
                  Food, Beverage & Tobacco - 0.0%+
                  Packaged Foods & Meats - 0.0%+
       131,308    Flour Mills of Nigeria Plc, 12/31/49 (c)                                                $        --
                                                                                                          -----------
                  Total Food, Beverage & Tobacco                                                          $        --
                                                                                                          -----------
                  TOTAL RIGHTS / WARRANTS
                  (Cost $0)                                                                               $        --
                                                                                                          -----------
                  TOTAL INVESTMENT IN SECURITIES - 98.8%
                  (Cost $30,649,836) (a) (b)                                                              $25,033,200
                                                                                                          -----------
                  OTHER ASSETS & LIABILITIES - 1.2%                                                       $   315,381
                                                                                                          -----------
                  TOTAL NET ASSETS - 100.0%                                                               $25,348,581
                                                                                                          ===========

+          Amount rounds to less than 0.1%.

*          Non-income producing security.

(A.D.R.)   American Depositary Receipts.

(G.D.R.)   Global Depositary Receipts.

(a) At June 30, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $31,080,787 was as follows:

           Aggregate gross unrealized appreciation for all investments in which
              there is an excess of value over tax cost                                $ 1,160,202

           Aggregate gross unrealized depreciation for all investments in which
              there is an excess of tax cost over value                                 (7,207,789)
                                                                                       -----------
           Net unrealized depreciation                                                 $(6,047,587)
                                                                                       ===========

(b) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

           China                                                            26.7
           Brazil                                                           14.6
           Egypt                                                             6.9
           India                                                             6.4
           South Korea                                                       6.1
           Nigeria                                                           5.9
           Philippines                                                       5.7
           Russia                                                            5.4
           Hong Kong                                                         5.4
           Taiwan                                                            4.8
           United Arab Emirates                                              4.3
           Kenya                                                             2.9
           South Africa                                                      2.4
           Greece                                                            1.6
           Mexico                                                            0.9
           Other (individually less than 1%)                                 0.0
                                                                           -----
                                                                           100.0
                                                                           =====

(c) Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements -- Notes 1A.

NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise noted:

BRL        Brazilian Real

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016, aggregated $10,575,662 and $12,796,651, respectively.

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -  quoted prices in active markets for identical securities.

Level 2 -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 -  significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                                                                     Level 1          Level 2        Level 3       Total
Preferred Stock                                                $              --   $     680,787   $       --  $     680,787
Common Stocks
   Automobiles & Components
       Auto Parts & Equipment                                          1,059,249              --           --      1,059,249
   Food, Beverage & Tobacco
       Packaged Foods & Meats                                          1,290,109          15,798           --      1,305,907
   Banks
       Diversified Banks                                                 406,933       4,398,509           --      4,805,442
   Diversified Financials
       Consumer Finance                                                      816              --           --            816
   Software & Services
       Internet Software & Services                                      953,130         911,192           --      1,864,322
   Telecommunication Services
       Wireless Telecommunication Services                             1,282,687       1,723,049           --      3,005,736
   All Other Common Stocks                                                    --      12,296,458           --     12,296,458
Corporate Bonds                                                               --              --       14,483         14,483
Rights/Warrants*                                                              --              --           --             --
                                                               -----------------   -------------   ----------  -------------
Total                                                          $       4,992,924   $  20,025,793   $   14,483  $  25,033,200
                                                               =================   =============   ==========  =============
Other Financial Instruments
Unrealized appreciation on forward foreign currency contracts  $              --   $     366,038   $       --  $     366,038
Unrealized depreciation on forward foreign currency contracts                 --        (650,571)          --       (650,571)
Unrealized depreciation on futures contracts                            (100,247)             --           --       (100,247)
                                                               -----------------   -------------   ----------  -------------
Total Other Financial Instruments                              $        (100,247)  $    (284,533)  $       --  $    (384,780)
                                                               =================   =============   ==========  =============

* Security is valued at $0.

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of June 30, 2016:

Assets:                                                              Level 1          Level 2        Level 3       Total
Foreign currencies, at value                                   $              --  $    1,691,944   $       --  $   1,691,944
Restricted cash                                                               --         599,268           --        599,268
                                                               -----------------  --------------   ----------  -------------
Total                                                          $              --  $    2,291,212   $       --  $   2,291,212
                                                               =================   =============   ==========  =============

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

                                                                  Corporate
                                                                     Bonds           Warrants         Total
Balance as of 12/31/15                                         $          12,982  $           --** $   12,982
Realized gain (loss)(1)                                                       --              --           --
Change in unrealized appreciation (depreciation)(2)            $           1,501              --        1,501
Net purchases                                                                 --              --           --
Net sales                                                                     --              --           --
Transfers in to Level 3*                                                      --              --           --
Transfers out of Level 3*                                                     --              --           --
                                                               -----------------  --------------   ----------
Balance as of 6/30/16                                          $          14,483  $           --** $   14,483
                                                               =================  ==============   ==========

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

**   Security is valued at $0.

Net change in unrealized appreciation (depreciation) of investments still held as of 6/30/16        $   1,501
                                                                                                    ---------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/16    Year Ended    Year Ended  Year Ended  Year Ended Year Ended
                                                           (unaudited)   12/31/15      12/31/14    12/31/13    12/31/12   12/31/11
Class I
Net asset value, beginning of period                         $ 15.25     $ 21.69        $ 25.10     $ 25.95    $ 24.08   $   31.52
                                                             -------     -------        -------     -------    -------   ---------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  0.11(a)  $  0.01(a)(c)  $  0.08(a)  $  0.25    $  0.24   $    0.35
   Net realized and unrealized gain (loss) on investments       0.36       (2.59)         (3.18)      (0.81)      2.53       (7.71)
                                                             -------     -------        -------     -------    -------   ---------
   Net increase (decrease) from investment operations        $  0.47     $ (2.58)       $ (3.10)    $ (0.56)   $  2.77   $   (7.36)
Distribution to shareowners:
   Net investment income                                     $ (0.08)    $ (0.88)       $ (0.17)    $ (0.29)   $ (0.13)  $   (0.08)
   Net realized gain                                              --       (2.98)         (0.14)         --      (0.77)         --
                                                             -------     -------        -------     -------    -------   ---------
Total distributions                                          $ (0.08)    $ (3.86)       $ (0.31)    $ (0.29)   $ (0.90)  $   (0.08)
                                                             -------     -------        -------     -------    -------   ---------
Net increase (decrease) in net asset value                   $  0.39     $ (6.44)       $ (3.41)    $ (0.85)   $  1.87   $   (7.44)
                                                             -------     -------        -------     -------    -------   ---------
Net asset value, end of period                               $ 15.64     $ 15.25        $ 21.69     $ 25.10    $ 25.95   $   24.08
                                                             =======     =======        =======     =======    =======   =========
Total return*                                                   3.08%     (15.36)%       (12.55)%     (1.96)%    11.97%     (23.40)%
Ratio of net expenses to average net assets (b)                 1.91%**     1.76%          1.65%       1.45%      1.45%       1.47%
Ratio of net investment income (loss) to average net assets     1.41%**     0.05%          0.33%       0.96%      0.93%       1.13%
Portfolio turnover rate                                           82%**       87%           102%         87%       143%        215%
Net assets, end of period (in thousands)                     $12,141     $12,504        $17,521     $32,531    $42,517   $  43,727

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period.

(b)  Includes interest expense of 0.00%, 0.00%, 0.03%, 0.00%, 0.00% and 0.00%, respectively.

(c) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations due to the timing of the sales and repurchase of shares.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/16   Year Ended    Year Ended   Year Ended Year Ended Year Ended
                                                           (unaudited)  12/31/15      12/31/14     12/31/13   12/31/12   12/31/11
Class II
Net asset value, beginning of period                         $ 15.04     $ 21.41      $ 24.73      $ 25.55    $ 23.71   $  31.04
                                                             -------     -------      -------      -------    -------   --------
Increase (decrease) from investment operations:
    Net investment income (loss)                             $  0.10(a)  $ (0.04)(a)  $ (0.02)(a)  $  0.19    $  0.18   $   0.27
    Net realized and unrealized gain (loss) on investments      0.34       (2.55)       (3.11)       (0.79)      2.48      (7.60)
                                                             -------     -------      -------      -------    -------   --------
       Net increase (decrease) from investment operations    $  0.44     $ (2.59)     $ (3.13)     $ (0.60)   $  2.66   $  (7.33)
Distribution to shareowners:
   Net investment income                                     $ (0.03)    $ (0.80)     $ (0.05)     $ (0.22)   $ (0.05)  $     --
   Net realized gain                                              --       (2.98)       (0.14)          --      (0.77)        --
                                                             -------     -------      -------      -------    -------   --------
Total distributions                                          $ (0.03)    $ (3.78)     $ (0.19)     $ (0.22)   $ (0.82)  $     --
                                                             -------     -------      -------      -------    -------   --------
Net increase (decrease) in net asset value                   $  0.41     $ (6.37)     $ (3.32)     $ (0.82)   $  1.84   $  (7.33)
                                                             -------     -------      -------      -------    -------   --------
Net asset value, end of period                               $ 15.45     $ 15.04      $ 21.41      $ 24.73    $ 25.55   $  23.71
                                                             =======     =======      =======      =======    =======   ========
Total return*                                                   2.92%     (15.56)%     (12.80)%      (2.19)%    11.66%    (23.62)%
Ratio of net expenses to average net assets (b)                 2.14%**     2.01%        1.87%        1.70%      1.70%      1.72%
Ratio of net investment income (loss) to average net assets     1.33%**    (0.19)%      (0.09)%       0.69%      0.71%      0.86%
Portfolio turnover rate                                           82%**       87%         102%          87%       143%       215%
Net assets, end of period (in thousands)                     $13,208     $14,603      $18,901      $45,217    $53,514   $ 52,403

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period.

(b)  Includes interest expense of 0.00%, 0.00%, 0.03%, 0.00%, 0.00% and 0.00%, respectively.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $30,649,836)                                          $25,033,200
  Cash
  Foreign currencies, at value (cost $1,084,975)                                         1,691,944
  Restricted cash*                                                                         599,268
  Receivables --
     Investment securities sold                                                             21,311
     Portfolio shares sold                                                                   8,021
     Dividends (net of foreign taxes withheld of $6,570)                                   120,201
     Interest                                                                                  856
  Unrealized appreciation on forward foreign currency contracts                            366,038
  Other assets                                                                                  34
                                                                                       -----------
         Total assets                                                                  $27,840,873
                                                                                       -----------

LIABILITIES:
  Payables --
     Portfolio shares repurchased                                                      $    21,024
     Trustee fees                                                                               12
  Due to custodian                                                                       1,727,731
  Due to affiliates                                                                          1,706
  Reserve for repatriation taxes                                                            34,769
  Unrealized depreciation on forward foreign currency contracts                            650,571
  Variation margin on futures contracts                                                     11,155
  Accrued expenses                                                                          45,324
                                                                                       -----------
          Total liabilities                                                            $ 2,492,292
                                                                                       -----------

NET ASSETS:
  Paid-in capital                                                                      $36,169,625
  Undistributed net investment income                                                      122,562
  Accumulated net realized loss on investments, futures contracts and
     foreign currency transactions                                                      (5,033,471)
  Net unrealized depreciation on investments                                            (5,616,636)
  Net unrealized depreciation on futures contracts                                        (100,247)
  Net unrealized depreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                       (193,252)
                                                                                       -----------
        Total net assets                                                               $25,348,581
                                                                                       ===========

NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $12,140,867/776,293 shares)                                        $     15.64
                                                                                       ===========
  Class II (based on $13,207,714/854,674 shares)                                       $     15.45
                                                                                       ===========

* Represents restricted cash deposited at the custodian and/or counterparty for derivative contracts.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $43,285)                       $    445,365
  Interest (net of foreign taxes withheld of $311)                                  1,392
                                                                             ------------
        Total investment income                                                             $    446,757
                                                                                            ------------

EXPENSES:
  Management fees                                                            $    144,623
  Distribution fees
     Class II                                                                      17,610
  Administrative expense                                                           11,639
  Custodian fees                                                                   53,244
  Professional fees                                                                24,390
  Printing expense                                                                  3,329
  Fees and expenses of nonaffiliated Trustees                                       3,444
  Miscellaneous                                                                     8,653
                                                                             ------------
     Total expenses                                                                         $    266,932
                                                                                            ------------
         Net investment Income                                                              $    179,825
                                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                             $ (1,959,077)
     Futures contracts                                                             32,557
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                         (84,425)  $ (2,010,945)
                                                                             ------------   ------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                             $  2,870,925
     Futures contracts                                                            (97,377)
     Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currencies                       (265,956)  $  2,507,592
                                                                             ------------   ------------
  Net realized and unrealized gain (loss) on investments, futures contracts
     and foreign currency transactions                                                      $    496,647
                                                                                            ------------
  Net increase in net assets resulting from operations                                      $    676,472
                                                                                            ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               Six Months
                                                                                                 Ended
                                                                                                6/30/16       Year Ended
                                                                                              (unaudited)      12/31/15
FROM OPERATIONS:
Net investment income (loss)                                                                  $    179,825   $    (26,327)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions    (2,010,945)    (1,631,813)
Change in net unrealized appreciation (depreciation) on investments, futures contracts
   and foreign currency transactions                                                             2,507,592     (3,485,344)
                                                                                              ------------   ------------
      Net increase (decrease) in net assets resulting from operations                         $    676,472   $ (5,143,484)
                                                                                              ------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class I ($0.08 and $0.88 per share, respectively)                                       $    (63,817)  $   (661,735)
      Class II ($0.03 and $0.80 per share, respectively)                                           (25,073)      (677,045)
Net realized gain:
      Class I ($0.00 and $2.98 per share, respectively)                                                 --     (2,235,352)
      Class II ($0.00 and $2.98 per share, respectively)                                                --     (2,527,979)
                                                                                              ------------   ------------
          Total distributions to shareowners                                                  $    (88,890)  $ (6,102,111)
                                                                                              ------------   ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                              $  6,625,516   $  8,896,795
Reinvestment of distributions                                                                       88,890      6,102,111
Cost of shares repurchased                                                                      (9,060,490)   (13,067,916)
                                                                                              ------------   ------------
      Net increase (decrease) in net assets resulting from Portfolio share transactions       $ (2,346,084)  $  1,930,990
                                                                                              ------------   ------------
      Net decrease in net assets                                                              $ (1,758,502)  $ (9,314,605)
NET ASSETS:
Beginning of period                                                                           $ 27,107,083   $ 36,421,688
                                                                                              ------------   ------------
End of period                                                                                 $ 25,348,581   $ 27,107,083
                                                                                              ============   ============
Undistributed net investment income                                                           $    122,562   $     31,627
                                                                                              ============   ============

                                     Six Months      Six Months
                                        Ended           Ended
                                       6/30/16         6/30/16        Year Ended     Year Ended
                                        Shares         Amount          12/31/15       12/31/15
                                     (unaudited)     (unaudited)        Shares         Amount
CLASS I
Shares sold                              85,721      $  1,355,963       149,202     $ 3,073,092
Reinvestment of distributions             3,969            63,817       152,881       2,897,087
Less shares repurchased                (133,206)       (2,049,098)     (290,166)     (5,671,732)
                                      ---------      ------------     ---------     -----------
      Net increase (decrease)           (43,516)     $   (629,318)       11,917     $   298,447
                                      =========      ============     =========     ===========
CLASS II
Shares sold                             349,469      $  5,269,553       302,010     $ 5,823,703
Reinvestment of distributions             1,578            25,073       171,300       3,205,024
Less shares repurchased                (467,182)       (7,011,392)     (385,422)     (7,396,184)
                                      ---------      ------------     ---------     -----------
      Net increase (decrease)          (116,135)     $ (1,716,766)       87,888     $ 1,632,543
                                      =========      ============     =========     ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets VCT Portfolio (the Portfolio) is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to seek long-term capital growth.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolio determines its net asset value. Consequently, the Portfolio uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Portfolio to reflect the security's fair value at the time the Portfolio determines its net asset value. The Portfolio applies these recommendations in accordance with procedures approved by the Board of Trustees.

     Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

     Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

     Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

     At June 30, 2016, two securities were valued using fair value methods (in addition to securities valued using prices supplied by independent pricing services or broker-dealers) representing less than 0.1% of net assets.

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Security transactions are recorded as of trade date. Gains and losses on sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

E.   Federal Income Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains,

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

In addition to meeting the requirements of the Internal Revenue Code, the Portfolio may be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2015, the Portfolio paid no such taxes.

In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of December 31, 2015, the Portfolio had no reserve related to capital gains.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

The tax character of current year distributions payable will be determined at the end of the Portfolio's taxable year. The tax character of distributions paid during the year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

---------------------------------------------------------------------------------
                                                                        2015
---------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                    $   2,817,744
Long-term capital gain                                                 3,284,367
                                                                   -------------
  Total distributions                                              $   6,102,111
                                                                   =============
Distributable Earnings
Undistributed ordinary income                                      $      88,821
Capital loss carryforward                                             (2,591,575)
Net unrealized depreciation                                           (8,905,872)
                                                                   -------------
  Total                                                            $ (11,408,626)
                                                                   =============

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward contracts.

F.   Portfolio Shares and Class Allocations

     The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
     Note 4). Class I shares do not pay distribution fees.

     All expenses and fees paid to the Portfolio's transfer agent, for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-ofpocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.

G.   Risks

     The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social and economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts. The Portfolio's prospectus

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

     contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

H.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specific price, which is typically higher than the purchase price paid by the Portfolio. The securities purchased serve as the Portfolio's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. The Portfolio's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss to the Portfolio. Additionally, if the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities. As of and for the six months ended June 30, 2016, the Portfolio had no open repurchase agreements.

I.   Futures Contracts

     The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2016 was $688,360 and is recorded within "Restricted cash" in the Statement of Assets and Liabilities. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market, interest rate and counterparty risks, which may exceed the amounts recognized by the Portfolio. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the six months ended June 30, 2016 was $(373,738).

     At June 30, 2016, open futures contracts were as follows:

------------------------------------------------------------------------------------------------------------------------
                                          Number of
                                          Contracts             Settlement                                  Unrealized
Description           Counterparty       Long/(Short)             Month                   Value            Depreciation
------------------------------------------------------------------------------------------------------------------------
KOSPI 200 Index         UBS AG                 8                   9/16              $   847,472           $ (12,835)
Bovespa Index           UBS AG              (120)                  8/16               (1,953,679)            (87,412)
------------------------------------------------------------------------------------------------------------------------
Total                                                                                $(1,106,207)          $(100,247)
------------------------------------------------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 1.10% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,529 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3. Transfer Agent

Effective November 2, 2015, Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc., a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $177 in distribution fees payable to PFD at June 30, 2016.

5. Forward Foreign Currency Contracts

During the six months ended June 30, 2016, the Portfolio entered into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The average value of contracts open during the six months ended June 30, 2016 was $(277,058).

As of June 30, 2016, open forward foreign currency contracts were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                         In
                                          Currency                    Exchange                        Settlement    Unrealized
Currency Sold               Deliver       Purchased                      for        Counterparty          Date      Appreciation
----------------------------------------------------------------------------------------------------------------------------------
NGN (Nigerian Naira)     (468,534,190)    USD                          1,826,873    Goldman Sachs       7/15/2016    $    173,661
                                                                                      & Co.
NGN (Nigerian Naira)     (254,856,726)    TRY (Turkish Lira)           1,005,459    Barclays            7/15/2016         106,203
NGN (Nigerian Naira)      (43,177,926)    USD                            193,406    Morgan Stanley      7/15/2016          41,054
USD                          (559,812)    BRL (Brazilian Real)         1,919,035    Barclays            7/15/2016          35,744
USD                          (251,046)    BRL (Brazilian Real)           820,544    Goldman Sachs       7/15/2016           3,603
                                                                                      & Co.
USD                          (875,549)    KRW (South               1,012,397,559    Barclays            7/15/2016           2,527
                                            Korean Won)
USD                          (424,101)    IDR (Indonesian          5,636,308,771    Morgan Stanley      7/15/2016           1,862
                                            Rupiah)
USD                          (993,359)    TWD (New Taiwan             32,020,941    Barclays            7/15/2016             732
                                            Dollar)
USD                          (704,758)    RUB (Russian Ruble)         45,238,385    Barclays            7/15/2016             629
MXN (Mexican Peso)            (10,297)    USD                                579    Deutsche            7/15/2016              17
                                                                                      Bank AG
USD                            (1,492)    TRY (Turkish Lira)               4,326    Deutsche            7/15/2016               6
                                                                                      Bank AG
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                $    366,038
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                         In
                                          Currency                    Exchange                         Settlement     Unrealized
Currency Sold                Deliver      Purchased                      for        Counterparty          Date       Depreciation
----------------------------------------------------------------------------------------------------------------------------------
USD                        (1,998,384)    NGN (Nigerian Naira)       468,203,142    Goldman Sachs       7/15/2016    $   (346,340)
                                                                                      & Co.
BRL (Brazilian Real)       (3,656,657)    USD                          1,013,065    Barclays            7/15/2016        (121,748)
BRL (Brazilian Real)       (2,068,595)    USD                            564,419    Barclays            7/15/2016         (77,552)
RUB (Russian Ruble)       (60,702,930)    USD                            902,914    Goldman Sachs       7/15/2016         (43,606)
                                                                                      & Co.
USD                          (198,849)    NGN (Nigerian Naira)        46,630,103    Barclays            7/15/2016         (34,316)
USD                          (488,475)    MYR (Malaysian
                                            Ringgit)                   1,897,237    Morgan Stanley      7/15/2016         (17,730)
USD                          (710,071)    MXN (Mexican Peso)          12,909,091    Deutsche            7/15/2016          (5,723)
                                                                                      Bank AG
USD                          (697,307)    INR (Indian Rupee)          46,963,642    Morgan Stanley      7/15/2016          (2,772)
USD                          (842,329)    ZAR (South African          12,448,026    Deutsche            7/15/2016            (784)
                                            Rand)                                     Bank AG
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                $   (650,571)
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

6. Assets and Liabilities Offsetting

The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over The Counter (OTC) derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of event of a default and/or termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio's credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio's custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio's collateral obligations, if any, will be reported separately in the Statement of Assets and Liabilities as "Restricted cash". Securities pledged by the Portfolio as collateral, if any, are identified as such in the Schedule of Investments.

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have been offset on the Statement of Assets and Liabilities except for forward foreign currency contracts, which are shown on a gross basis. The following charts show gross assets and liabilities of the Portfolio as of June 30, 2016.

---------------------------------------------------------------------------------------------------------------------------------
                                       Derivative                                                                      Net
                                    Assets Subject        Derivatives        Non-Cash              Cash             Amount of
                                   to Master Netting       Available         Collateral          Collateral         Derivative
Counterparty                          Agreement            for Offset       Received (a)        Received (a)        Assets (b)
---------------------------------------------------------------------------------------------------------------------------------
Barclays                               $145,835           $(145,835)            $  --               $  --             $     --
Deutsche Bank AG                             23                 (23)               --                  --                   --
Goldman Sachs & Co.                     177,264            (177,264)               --                  --                   --
Morgan Stanley                           42,916             (20,502)               --                  --               22,414
---------------------------------------------------------------------------------------------------------------------------------
Total                                  $366,038           $(343,624)            $  --               $  --             $ 22,414
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                       Derivative                                                                      Net
                                   Liabilities Subject    Derivatives         Non-Cash              Cash           Amount of
                                   to Master Netting       Available          Collateral          Collateral        Derivative
Counterparty                           Agreement           for Offset        Pledged (a)         Pledged (a)      Liabilities (c)
---------------------------------------------------------------------------------------------------------------------------------
Barclays                                $233,616         $ (110,091)            $  --               $  --             $123,525
Deutsche Bank AG                           6,507                (23)               --                  --                6,484
Goldman Sachs & Co.                      389,946           (177,264)               --                  --              212,682
Morgan Stanley                            20,502            (20,502)               --                  --                    -
---------------------------------------------------------------------------------------------------------------------------------
Total                                   $650,571         $ (307,880)            $  --               $  --             $342,691
---------------------------------------------------------------------------------------------------------------------------------

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.

(c) Represents the net amount payable to the counterparty in the event of default.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

7. Additional Disclosures about Derivative Instruments and Hedging Activities

The Portfolio's use of derivatives subjects it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2016 was as follows:

--------------------------------------------------------------------------------------------------------------------------
Statement of Assets                         Interest                     Foreign                               Commodity
and Liabilities                             Rate Risk   Credit Risk    Exchange Rate          Equity Risk         Risk
--------------------------------------------------------------------------------------------------------------------------
Assets
  Unrealized appreciation
  of forward foreign
  currency contracts                            $--         $--        $     366,038         $          --         $--
--------------------------------------------------------------------------------------------------------------------------
  Total Value                                   $--         $--        $     366,038         $          --         $--
--------------------------------------------------------------------------------------------------------------------------
Liabilities
  Unrealized depreciation
  of futures contracts                          $--         $--        $          --         $    (100,247)        $--
  Unrealized depreciation
  of forward foreign
  currency contracts                             --          --             (650,571)                   --          --
--------------------------------------------------------------------------------------------------------------------------
  Total Value                                   $--         $--        $    (650,571)        $    (100,247)        $--
--------------------------------------------------------------------------------------------------------------------------

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2016 was as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                         Foreign
Statement of                                  Interest                   Exchange                               Commodity
Operations                                   Rate Risk  Credit Risk     Rate Risk             Equity Risk          Risk
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  Futures contracts                             $--         $--        $          --         $      32,557         $--
  Forward foreign
  currency contracts*                            --          --             (111,154)                   --          --
--------------------------------------------------------------------------------------------------------------------------
  Total Value                                   $--         $--        $    (111,154)        $      32,557         $--
--------------------------------------------------------------------------------------------------------------------------
Change in net unrealized
appreciation (depreciation) on
  Futures contracts                             $--         $--        $          --         $     (97,377)        $--
  Forward foreign
  currency contracts*                            --          --             (365,332)                   --          --
--------------------------------------------------------------------------------------------------------------------------
  Total Value                                   $--         $--        $    (365,332)        $     (97,377)        $--
--------------------------------------------------------------------------------------------------------------------------

* Included in the amount shown on the Statement of Operations as foward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                          Advisory Trustee
Lisa M. Jones, President and                      Lorraine H. Monchak*
   Chief Executive Officer
Mark E. Bradley, Treasurer and
   Chief Financial Officer
Christopher J. Kelley, Secretary and              Trustees
   Chief Legal Officer                            Thomas J. Perna, Chairman
                                                  David R. Bock
                                                  Benjamin M. Friedman
                                                  Margaret B.W. Graham
                                                  Marguerite A. Piret
                                                  Fred J. Ricciardi
Investment Adviser and Administrator              Kenneth J. Taubes
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

* Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   19618-10-0816

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer Equity Income VCT Portfolio -- Class I and II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      8

  Financial Statements                                                        12

  Notes to Financial Statements                                               17

  Trustees, Officers and Service Providers                                    21

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30 /16
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         87.2%
International Common Stocks                                                 8.4%
Depositary Receipts for International Stocks                                4.4%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Staples                                                           18.3%
Financials                                                                 14.6%
Health Care                                                                12.1%
Materials                                                                  12.0%
Utilities                                                                  11.0%
Industrials                                                                 9.6%
Energy                                                                      8.2%
Consumer Discretionary                                                      7.6%
Information Technology                                                      6.6%

Five Largest Holdings
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
  1. The Valspar Corp.                                                     4.37%
--------------------------------------------------------------------------------
  2. Becton Dickinson and Co.                                              2.29
--------------------------------------------------------------------------------
  3. Mondelez International, Inc.                                          2.09
--------------------------------------------------------------------------------
  4. General Electric Co.                                                  2.04
--------------------------------------------------------------------------------
  5. Dr. Pepper Snapple Group, Inc.                                        2.03
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                             6/30/16           12/31/15
   Class I                                            $28.59             $28.18
   Class II                                           $28.76             $28.33

                               Net
Distributions per Share        Investment       Short-Term         Long-Term
(1/1/16 - 6/30/16)             Income           Capital Gains      Capital Gains
   Class I                     $0.3300          $       -          $1.6842
   Class II                    $0.2900          $       -          $1.6842

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Equity Income VCT Portfolio at net asset value during the periods shown, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN LINE IN THE PRINTED MATERIAL]

         Pioneer Equity Income VCT    Pioneer Equity Income VCT     Russell 1000
         Portfolio Class I            Portfolio Class II            Value Index
6/07     $10,000                      $10,000                       $10,000
6/08     $12,183                      $12,148                       $12,187
6/09     $10,524                      $10,468                       $ 9,898
6/10     $ 7,499                      $ 7,441                       $ 7,025
6/11     $ 8,864                      $ 8,772                       $ 8,213
6/12     $11,748                      $11,595                       $10,590
6/13     $12,013                      $11,825                       $10,909
6/14     $14,408                      $14,147                       $13,671
6/15     $17,670                      $17,309                       $16,926
6/16     $18,379                      $17,958                       $17,625
         $20,142                      $19,631                       $18,130

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap US value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

--------------------------------------------------------------------------------
                                                                    Russell 1000
                               Class I        Class II               Value Index
--------------------------------------------------------------------------------
10 Years                         7.25%           6.98%                     6.13%
5 Years                         11.39%          11.11%                    11.35%
1 Year                           9.59%           9.31%                     2.86%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO  EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

Share Class                                                  I            II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                        $1,000.00     $1,000.00
Ending Account Value on 6/30/16                          $1,086.00     $1,084.80
Expenses Paid During Period*                             $    3.68     $    4.98

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.71% and 0.96% for Class I and Class II shares respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.

Share Class                                                  I            II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                        $1,000.00     $1,000.00
Ending Account Value on 6/30/16                          $1,021.33     $1,020.09
Expenses Paid During Period*                             $    3.57     $    4.82

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.71% and 0.96% for Class I and Class II shares respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, John Carey, Executive Vice President and a portfolio manager at Pioneer Investments, discusses the investment environment during the six-month period ended June 30, 2016, and Pioneer Equity Income VCT Portfolio's performance during the period. Mr. Carey is responsible for the day-to-day management of the Portfolio, along with Walter Hunnewell, Jr., a vice president and a portfolio manager at Pioneer.

Q: How did Pioneer Equity Income VCT Portfolio perform during the six-month period ended June 30, 2016?

A: Pioneer Equity Income VCT Portfolio's Class I shares returned 8.60% at net asset value during the six-month period ended June 30, 2016, and Class II shares returned 8.48%. During the same period, the Portfolio's benchmark, the Russell 1000 Value Index (the Russell Index), returned 6.30%, and the average return of the 72 variable portfolios in Lipper's Equity Income Underlying Funds category was 5.43%.

Q: How would you describe the market environment for equities during the six-month period ended June 30, 2016, particularly for the types of equities deemed appropriate for the Portfolio?

A: The six-month period ended June 30, 2016, saw, first, a steep decline in US stocks as measured by the Portfolio's benchmark, the Russell Index, up until the middle of February 2016, then a strong recovery almost right through the end of June. Dividends* contributed importantly to the Russell Index's total return of 5.43% for the six-month period. For the Portfolio's Class I shares, which returned 8.60% at net asset value for the six months, dividends* were similarly important.

    What led to that "round-trip" experience? Throughout the fall and early winter, investors fretted over the falling price of oil and other commodities, weakening corporate earnings and economic numbers, a reported economic slowdown in China, and out-and-out distress in Brazil, among other countries. Disappointing capital spending and consumer activity in the US, piling-up inventories, and a Federal Reserve (Fed) that seemed determined to raise interest rates in spite of the signs of possible recession also helped drive market volatility during the period. Following its move to raise interest rates, even though an ever-so-mild one (0.25%), on December 16, the Fed watched with growing concern as the bottom seemed to fall out of the markets and by January and into February was already backpedaling and sounding more tentative with respect to its further rate-hiking plans.

    Meanwhile, the strengthening US dollar, set on its upward course by expectations of higher interest rates, had contributed to a plunge in the commodities markets and widespread concern in the natural-resources-dependent emerging markets in particular. In the middle of February, just when the doomsayers had convinced many that there was no downward limit, the markets snapped back as investors finally absorbed and acknowledged the likelihood that the Fed would not raise rates dramatically, if much further at all. Commodities, including oil, proved not to have limitless downside, and the US dollar proved not to have limitless upside. In addition, Chinese officials sounded more determined about stimulating that nation's economy, and even

*  Dividends are not guaranteed.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

    Europe appeared to have some prospect for resumed economic growth. As investors came back to stocks (and bonds, too) in a hurry, the most pronounced gains were in the value names, the more cyclical and economically-sensitive companies whose share prices had been the most battered about during the previous months of economic pessimism. By the end of the six-month period, the Russell Index had achieved, to use an expression from the sport of rowing, an open-water lead over the Russell 1000 Growth Index.

    For the Pioneer Equity Income VCT Portfolio and its managers, the period was trying, testing our ability to stay invested and to remain focused on the Portfolio's universe of value stocks. Ultimately, hanging on proved to be the key to solid performance, in that it enabled the Portfolio to take part in the market recovery and end the period with an overall gain.

Q: The Portfolio outperformed the Russell Index benchmark during the six-month period ended June 30, 2016. Could you please discuss the major reasons for the Portfolio's benchmark-relative outperformance?

A: Sector allocation decisions as well as stock selection results accounted for the positive performance of the Portfolio relative to the Russell Index benchmark over the six-month period. With regard to sector allocation, the Portfolio was overweight the above-average-performing consumer staples, materials, and utilities sectors during the period, and underweight the below-average-performing financials and information technology sectors. In addition, while the Portfolio was overweight the below-average-performing consumer discretionary sector, our excellent stock selection results within the sector more than fully offset that negative effect. In energy, though, the Portfolio was incorrectly underweight, and stock selection results fared worse than the overall energy sector in the Russell Index; energy, in fact, was the sector that showed the most negative benchmark-relative performance attribution for the Portfolio during the six-month period. Next worst for the Portfolio's benchmark-relative returns was telecommunication services, where the Portfolio was both underweight the above-average-performing sector and underperformed the overall sector on a stock-selection basis.

    With regard to individual stocks, the Portfolio's holdings experienced a meaningful amount of beneficial merger-and-acquisition activity during the period. Among Portfolio holdings receiving premium acquisition offers from other companies during the six months were Valspar (materials), Syngenta (materials), Empire District Electric (utilities), and Questar (utilities). In addition, Campbell Soup (consumer staples) showed strong performance as investors made favorable assessments of new management initiatives. Shares of NVIDIA (information technology), meanwhile, spurted higher as demand for its specialty semiconductor chips proved robust. In utilities, holdings of Alliant Energy, Consolidated Edison, Westar, and American Electric Power all showed positive performance attribution for the Portfolio as nervous investors flocked to regulated utilities with steady dividends.

    On the negative side, one of the Portfolio's energy holdings, Marathon Petroleum, performed poorly, as investors worried about the potential for refining margins as oil prices shot higher.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

    The Fed's apparent hesitancy to raise interest rates further led investors to back off from names in the financials sector that were seen as potential beneficiaries of higher rates. In the case of the Portfolio, that led to weakness in the share prices of overweight holdings in State Street and Lincoln National.

Q: What changes did you make to the Portfolio during the six-month period ended June 30, 2016?

A: We added about 20 positions to the Portfolio during the six-month period, and liquidated almost the same number, for no meaningful net change in the overall number of portfolio holdings. In a number of cases, new entries were names the Portfolio had owned previously and sold.

    We are always monitoring many more stocks than we own in the Portfolio, and when we see business conditions and company prospects change, we do occasionally come back to stocks we have liked in the past. New positions falling in that category during the six-month period included BHP Billiton (materials), ExxonMobil (energy), and Wal-Mart Stores (consumer staples). Other new entries were companies we had never previously owned in the Portfolio. They included Kaiser Aluminum (materials), Materion (materials), Southern Copper (materials), and Sun Life Financial (financials). We are attracted to companies we think have solid business prospects, capable managements, decent prospects for earnings and cash flow growth, and the commitment to pay regular dividends.

    Among sales from the Portfolio over the period were three of the companies receiving premium acquisition offers: Biomed Realty Trust, Empire District Electric, and Questar. Also sold were stocks we thought had reached a fair value or that we thought no longer held a compelling potential for longer-term total return. Included among those two categories of sales were BorgWarner, Citizens Financial Group, Travelers, New York Community Bank, General Motors, Chubb, and Target.

Q: Did the Portfolio hold any derivatives during the six-month period ended June 30, 2016?

A:  No. We held no derivative positions in the Portfolio during the period.

Q: The Portfolio typically places an emphasis on dividend-paying stocks. Would you describe the environment for dividends as positive or negative during the six-month period ended June 30, 2016?

A: Generally positive, but mixed with some occasional unease among investors about the potential competition from the higher coupons available in the bond market that will come with rising interest rates. Overall, the dividend-generative industries within the broader market produced creditable returns during the six-month period. Utilities, telecommunication services, and consumer staples companies were all bright stars in the tumultuous market firmament. With the sharp turnaround in the market, though, from the middle of February and the emerging view that the turnaround might be the harbinger of better economic conditions later in 2016, many commentators began speculating that the Fed would after all continue raising rates over the next couple of years. So, we shall be watching interest rates and competing yields

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

    among the asset classes that investors typically compare with stocks. Important to the success of our investment approach for the Portfolio in a rising-rate environment will be, we think, an emphasis on owing shares of companies with good potential to increase dividend payments over time.

Q:  What is your outlook for equities at the midway point of calendar year 2016?

A: Currently, much focus is on capital spending. Business outlays for new plant and equipment have not grown significantly in the past couple of years and indeed have even shown softness. There may be multiple reasons for that. Though the "great recession" of 2007-09 is a number of years in the past, it remains a cautionary tale for managements that struggled through it and continues to make them cautious. With the current weakness in many overseas economies, production of goods for export has not been an expanding priority. Productivity growth has enabled companies to keep up with growth in domestic demand without greatly enlarging capacity. Finally, the economy continues to shift towards less capital-intense, service industries. However, the slowness in capital spending may now be having a negative effect on productivity: workers need up-to-date and up-to-snuff equipment to keep producing efficiently and effectively. Capital-spending plans can also reveal business outlooks. While the stock and bond markets have shown greater confidence of late in the prospects for the economy, we would feel more comfortable if we saw "validation" for the market optimism in more positive business planning by company managements. We also worry that the concern for cost control and the preference for retention rather than use of financial resources can have contractionary economic consequences.

    Other concerns we have are in regard to the world geopolitical situation, especially in the troubled Middle East, but also in Eastern Europe; the economic challenges for China, Brazil, India, and Western Europe, among other areas; the dislocating effects on traditional retailing and media businesses, among others, resulting from the almost mind-bogglingly fast transformation of industries by the internet; and uncertainties with respect to public-policy changes we may see following our national elections in November.

    As always, though, we shall do our best to concentrate on what we think we can do best; namely, identifying and analyzing individual companies with the characteristics we believe can make their stocks attractive long-term investments for the Portfolio's shareholders.

    Thank you as always for your support.

Please refer to the Schedule of Investments on pages 8 to 11 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                                                        Value
                    COMMON STOCKS - 99.9%
                    Energy - 8.2%
                    Oil & Gas Equipment &
                    Services - 0.4%
   74,466           Frank's International NV*                                           $    1,087,948
                                                                                        --------------
                    Integrated Oil & Gas - 4.2%
   52,846           Chevron Corp.                                                       $    5,539,846
   29,080           Exxon Mobil Corp.                                                        2,725,959
   56,149           Occidental Petroleum Corp.                                               4,242,618
                                                                                        --------------
                                                                                        $   12,508,423
                                                                                        --------------
                    Oil & Gas Exploration &
                    Production - 1.4%
   77,861           Anadarko Petroleum Corp.                                            $    4,146,098
                                                                                        --------------
                    Oil & Gas Refining &
                    Marketing - 2.2%
   75,024           Marathon Petroleum Corp.*                                           $    2,847,911
   48,664           Phillips 66                                                              3,861,002
                                                                                        --------------
                                                                                        $    6,708,913
                                                                                        --------------
                    Total Energy                                                        $   24,451,382
                                                                                        --------------
                    Materials - 12.0%
                    Diversified Chemicals - 0.5%
   30,933           The Dow Chemical Co.                                                $    1,537,679
                                                                                        --------------
                    Fertilizers & Agricultural
                    Chemicals - 0.3%
    9,330           Agrium, Inc.                                                        $      843,619
                                                                                        --------------
                    Specialty Chemicals - 7.6%
   20,156           Celanese Corp.                                                      $    1,319,210
      840           Givaudan SA                                                              1,680,344
   33,694           Johnson Matthey Plc                                                      1,250,022
   72,069           Syngenta AG (A.D.R.)                                                     5,534,179
  120,035           The Valspar Corp.                                                       12,967,379
                                                                                        --------------
                                                                                        $   22,751,134
                                                                                        --------------
                    Aluminum - 0.8%
  121,341           Alcoa, Inc.                                                         $    1,124,831
   12,925           Kaiser Aluminum Corp.                                                    1,168,549
                                                                                        --------------
                                                                                        $    2,293,380
                                                                                        --------------
                    Diversified Metals &
                    Mining - 2.4%
   34,400           BHP Billiton, Ltd. (A.D.R.)                                         $      982,464
   42,288           Compass Minerals International, Inc.                                     3,137,347
   40,037           Materion Corp.                                                             991,316
   32,058           Rio Tinto Plc                                                              974,051
   38,521           Southern Copper Corp.                                                    1,039,297
                                                                                        --------------
                                                                                        $    7,124,475
                                                                                        --------------
                    Steel - 0.4%
   22,256           Nucor Corp.                                                         $    1,099,669
                                                                                        --------------
                    Total Materials                                                     $   35,649,956
                                                                                        --------------

                    Capital Goods - 6.3%
                    Aerospace & Defense - 1.0%
   22,270           Raytheon Co.                                                        $    3,027,606
                                                                                        --------------
                    Industrial Conglomerates - 2.0%
  191,974           General Electric Co.                                                $    6,043,342
                                                                                        --------------
                    Industrial Machinery - 2.7%
   67,480           Ingersoll-Rand Plc                                                  $    4,297,126
   95,518           The Gorman-Rupp Co.                                                      2,618,148
   31,557           The Timken Co.                                                             967,538
                                                                                        --------------
                                                                                        $    7,882,812
                                                                                        --------------
                    Trading Companies &
                    Distributors - 0.6%
   32,758           Wolseley Plc                                                        $    1,679,114
                                                                                        --------------
                    Total Capital Goods                                                 $   18,632,874
                                                                                        --------------
                    Commercial Services &
                    Supplies - 2.2%
                    Office Services &
                    Supplies - 0.6%
   34,290           MSA Safety, Inc.                                                    $    1,801,254
                                                                                        --------------
                    Diversified Support
                    Services - 1.4%
   51,614           G&K Services, Inc.                                                  $    3,952,084
                                                                                        --------------
                    Human Resource &
                    Employment Services - 0.2%
   16,493           Randstad Holding NV                                                 $      660,765
                                                                                        --------------
                    Total Commercial Services &
                    Supplies                                                            $    6,414,103
                                                                                        --------------
                    Transportation - 1.2%
                    Railroads - 1.2%
   25,808           Norfolk Southern Corp.                                              $    2,197,035
   17,274           Union Pacific Corp.                                                      1,507,156
                                                                                        --------------
                                                                                        $    3,704,191
                                                                                        --------------
                    Total Transportation                                                $    3,704,191
                                                                                        --------------
                    Consumer Durables &
                    Apparel - 0.6%
                    Household Appliances - 0.6%
   67,700           Electrolux AB                                                        $   1,823,862
                                                                                        --------------
                    Total Consumer Durables &
                    Apparel                                                              $   1,823,862
                                                                                        --------------
                    Consumer Services - 3.7%
                    Hotels, Resorts &
                    Cruise Lines - 1.2%
   86,503           InterContinental Hotels Group Plc                                   $    3,154,201
    9,683           InterContinental Hotels Group
                    Plc (A.D.R.)                                                               363,209
                                                                                        --------------
                                                                                        $    3,517,410
                                                                                        --------------
                    Leisure Facilities - 2.0%
  103,789           Cedar Fair LP                                                       $    6,001,080
                                                                                        --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

   Shares                                                                                        Value
                    Restaurants - 0.5%
    8,707           Cracker Barrel Old Country Store, Inc.                              $    1,492,989
                                                                                        --------------
                    Total Consumer Services                                             $   11,011,479
                                                                                        --------------
                    Media - 3.3%
                    Broadcasting - 1.4%
   49,834           CBS Corp. (Class B)                                                 $    2,712,963
   23,527           Scripps Networks Interactive, Inc.                                       1,465,026
                                                                                        --------------
                                                                                        $    4,177,989
                                                                                        --------------
                    Movies & Entertainment - 1.1%
   88,990           Regal Entertainment Group                                           $    1,961,340
   17,798           Time Warner, Inc.                                                        1,308,865
                                                                                        --------------
                                                                                        $    3,270,205
                                                                                        --------------
                    Publishing - 0.8%
   20,281           John Wiley & Sons, Inc. (Class A)                                   $    1,058,263
   25,388           Meredith Corp.                                                           1,317,891
                                                                                        --------------
                                                                                        $    2,376,154
                                                                                        --------------
                    Total Media                                                         $    9,824,348
                                                                                        --------------
                    Food & Staples Retailing - 1.5%
                    Hypermarkets & Super
                    Centers - 1.5%
   59,109           Wal-Mart Stores, Inc.                                               $    4,316,139
                                                                                        --------------
                    Total Food & Staples Retailing                                      $    4,316,139
                                                                                        --------------
                    Food, Beverage &
                    Tobacco - 15.8%
                    Soft Drinks - 2.9%
   62,298           Dr. Pepper Snapple Group, Inc.                                      $    6,019,856
   57,493           The Coca-Cola Co.                                                        2,606,158
                                                                                        --------------
                                                                                        $    8,626,014
                                                                                        --------------
                    Packaged Foods &
                    Meats - 12.9%
    6,953           Calavo Growers, Inc.                                                $      465,851
   79,202           Campbell Soup Co.                                                        5,269,309
   71,649           ConAgra Foods, Inc.                                                      3,425,539
   51,641           General Mills, Inc.                                                      3,683,036
   13,424           John B Sanfilippo & Son, Inc.                                              572,265
   61,009           Kellogg Co.                                                              4,981,385
   17,717           McCormick & Co., Inc.                                                    1,889,872
   39,653           Mead Johnson Nutrition Co.                                               3,598,510
  136,066           Mondelez International, Inc.                                             6,192,364
   92,264           Pinnacle Foods, Inc.                                                     4,270,901
   35,596           The Hershey Co.                                                          4,039,790
                                                                                        --------------
                                                                                        $   38,388,822
                                                                                        --------------
                    Total Food, Beverage & Tobacco                                      $   47,014,836
                                                                                        --------------
                    Household & Personal
                    Products - 1.1%
                    Household Products - 1.1%
   22,997           The Clorox Co.                                                      $    3,182,555
                                                                                        --------------
                    Total Household & Personal
                    Products                                                            $    3,182,555
                                                                                        --------------
                    Health Care Equipment &
                    Services - 4.4%
                    Health Care Equipment - 3.3%
   40,030           Becton Dickinson and Co.                                            $    6,788,688
  182,706           Smith & Nephew Plc                                                       3,066,065
                                                                                        --------------
                                                                                        $    9,854,753
                                                                                        --------------
                    Health Care Distributors - 1.1%
   87,085           Owens & Minor, Inc.                                                 $    3,255,237
                                                                                        --------------
                    Total Health Care Equipment
                    & Services                                                          $   13,109,990
                                                                                        --------------
                    Pharmaceuticals, Biotechnology
                    & Life Sciences - 7.7%
                    Biotechnology - 0.2%
    2,982           Shire Plc (A.D.R.)                                                  $      548,927
                                                                                        --------------
                    Pharmaceuticals - 7.5%
   57,545           AstraZeneca Plc (A.D.R.)                                            $    1,737,284
   25,334           Eli Lilly & Co.                                                          1,995,052
   82,060           GlaxoSmithKline Plc (A.D.R.)                                             3,556,480
   27,850           Johnson & Johnson                                                        3,378,205
   89,691           Merck & Co., Inc.                                                        5,167,099
   68,682           Pfizer, Inc.                                                             2,418,293
   85,711           Zoetis, Inc.                                                             4,067,844
                                                                                        --------------
                                                                                        $   22,320,257
                                                                                        --------------
                    Total Pharmaceuticals,
                    Biotechnology & Life Sciences                                       $   22,869,184
                                                                                        --------------
                    Banks - 3.2%
                    Diversified Banks - 1.5%
  218,681           Bank of America Corp.                                               $    2,901,897
   24,595           JPMorgan Chase & Co.                                                     1,528,333
                                                                                        --------------
                                                                                        $    4,430,230
                                                                                        --------------
                    Regional Banks - 1.7%
   64,160           The PNC Financial Services Group, Inc.                              $    5,221,982
                                                                                        --------------
                    Total Banks                                                         $    9,652,212
                                                                                        --------------
                    Diversified Financials - 5.1%
                    Consumer Finance - 0.9%
   46,046           American Express Co.                                                $    2,797,755
                                                                                        --------------
                    Asset Management & Custody
                    Banks - 3.4%
   30,976           Northern Trust Corp.                                                $    2,052,470
   88,629           State Street Corp.                                                       4,778,876
   83,464           The Bank of New York Mellon Corp.                                        3,242,576
                                                                                        --------------
                                                                                        $   10,073,922
                                                                                        --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                                         Value
                    Investment Banking &
                    Brokerage - 0.8%
   89,998           Morgan Stanley Co.                                                  $    2,338,148
                                                                                        --------------
                    Total Diversified Financials                                        $   15,209,825
                                                                                        --------------
                    Insurance - 3.2%
                    Life & Health Insurance - 1.4%
   75,502           Lincoln National Corp.                                              $    2,927,213
   43,031           Sun Life Financial, Inc.                                                 1,412,708
                                                                                        --------------
                                                                                        $    4,339,921
                                                                                        --------------
                    Multi-line Insurance - 1.1%
   71,508           The Hartford Financial Services
                    Group, Inc.                                                         $    3,173,525
                                                                                        --------------
                    Property & Casualty
                    Insurance - 0.7%
   59,686           The Progressive Corp.                                               $    1,999,481
                                                                                        --------------
                    Total Insurance                                                     $    9,512,927
                                                                                        --------------
                    Real Estate - 3.1%
                    Hotel & Resort REIT - 0.3%
   39,359           Chesapeake Lodging Trust                                            $      915,097
                                                                                        --------------
                    Office REIT - 1.0%
   26,578           Alexandria Real Estate Equities, Inc.                               $    2,751,355
                                                                                        --------------
                    Residential REIT - 0.7%
   22,841           Camden Property Trust                                               $    2,019,601
                                                                                        --------------
                    Retail REIT - 0.6%
   59,066           Kimco Realty Corp.                                                  $    1,853,491
                                                                                        --------------
                    Specialized REIT - 0.5%
   63,895           Outfront Media, Inc.                                                $    1,544,342
                                                                                        --------------
                    Total Real Estate                                                   $    9,083,886
                                                                                        --------------
                    Software & Services - 1.1%
                    IT Consulting & Other
                    Services - 1.1%
   28,462           Accenture Plc                                                       $    3,224,460
                                                                                        --------------
                    Total Software & Services                                           $    3,224,460
                                                                                        --------------
                    Semiconductors &
                    Semiconductor
                    Equipment - 5.1%
                    Semiconductor
                    Equipment - 0.2%
   14,767           Cabot Microelectronics Corp.*                                       $      625,235
                                                                                        --------------
                    Semiconductors - 4.9%
   42,537           Intel Corp.                                                         $    1,395,214
   51,334           Linear Technology Corp.                                                  2,388,571
   93,172           Microchip Technology, Inc.                                               4,729,411
  126,558           NVIDIA Corp.                                                             5,949,492
                                                                                        --------------
                                                                                        $   14,462,688
                                                                                        --------------
                    Total Semiconductors &
                    Semiconductor Equipment                                             $   15,087,923
                                                                                        --------------
                    Utilities - 11.1%
                    Electric Utilities - 6.3%
  141,508           Alliant Energy Corp.                                                $    5,617,868
   59,099           American Electric Power Co., Inc.                                        4,142,249
   62,082           Eversource Energy                                                        3,718,712
   16,890           NextEra Energy, Inc.*                                                    2,202,456
   54,463           Westar Energy, Inc.                                                      3,054,830
                                                                                        --------------
                                                                                        $   18,736,115
                                                                                        --------------
                    Gas Utilities - 1.6%
   80,000           National Fuel Gas Co.                                               $    4,550,400
                                                                                        --------------
                    Multi-Utilities - 3.2%
   88,723           Ameren Corp.                                                        $    4,753,778
   59,742           Consolidated Edison, Inc.                                                4,805,646
                                                                                        --------------
                                                                                        $    9,559,424
                                                                                        --------------
                    Total Utilities                                                     $   32,845,939
                                                                                        --------------
                    TOTAL COMMON STOCKS
                    (Cost $239,581,539)                                                 $  296,622,071
                                                                                        --------------
                    TOTAL INVESTMENT IN
                    SECURITIES - 99.9%
                    (Cost $239,581,539) (a)                                             $  296,622,071
                                                                                        --------------
                    OTHER ASSETS &
                    LIABILITIES - 0.1%                                                  $      391,185
                                                                                        --------------
                    TOTAL NET ASSETS - 100.0%                                           $  297,013,256
                                                                                        ==============

*          Non-income producing security.

(A.D.R.)   American Depositary Receipts.

REIT       Real Estate Investment Trust.

(a) At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $237,882,108 was as follows:

                 Aggregate gross unrealized appreciation for all investments in which
                     there is an excess of value over tax cost                            $68,469,159

                 Aggregate gross unrealized depreciation for all investments in which
                     there is an excess of tax cost over value                             (9,729,196)
                                                                                          -----------
                 Net unrealized appreciation                                              $58,739,963
                                                                                          ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016, aggregated $63,131,682 and $50,847,862, respectively.

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                                  Level 1      Level 2   Level 3        Total
Common Stocks                   $296,622,071   $    --   $    --    $296,622,071
                                ------------   -------   -------    ------------
   Total                        $296,622,071   $    --   $    --    $296,622,071
                                ============   =======   =======    ============

During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of June 30, 2016:

                                       Level 1     Level 2     Level 3     Total
Assets:
Foreign currencies, at value           $    --     $     8     $    --     $   8
                                       -------     -------     -------     -----
   Total                               $    --     $     8     $    --     $   8
                                       =======     =======     =======     =====

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            6/30/16    Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                          (unaudited)   12/31/15     12/31/14    12/31/13   12/31/12     12/31/11
Class I
Net asset value, beginning of period                       $   28.18    $  29.70      $ 27.04    $ 21.48     $ 20.26      $ 19.57
                                                           ---------    --------      -------    -------     -------      -------
Increase (decrease) from investment operations:
   Net investment income (loss)                            $    0.40(a) $   0.63(a)   $  0.92    $  0.64     $  0.94      $  0.55
   Net realized and unrealized gain (loss) on investments       2.02       (0.47)        2.58       5.55        1.13         0.62
                                                           ---------    --------      -------    -------     -------      -------
     Net increase (decrease) from investment operations    $    2.42    $   0.16      $  3.50    $  6.19     $  2.07      $  1.17
                                                           ---------    --------      -------    -------     -------      -------
Distribution to shareowners:
   Net investment income                                   $   (0.33)   $  (0.58)     $ (0.84)   $ (0.63)    $ (0.85)     $ (0.48)
   Net realized gain                                           (1.68)      (1.10)          --         --          --           --
                                                           ---------    --------      -------    -------     -------      -------
Total distributions                                        $   (2.01)   $  (1.68)     $ (0.84)   $ (0.63)    $ (0.85)     $ (0.48)
                                                           ---------    --------      -------    -------     -------      -------
   Net increase (decrease) in net asset value              $    0.41    $  (1.52)     $  2.66    $  5.56     $  1.22      $  0.69
                                                           ---------    --------      -------    -------     -------      -------
Net asset value, end of period                             $   28.59    $  28.18      $ 29.70    $ 27.04     $ 21.48      $ 20.26
                                                           =========    ========      =======    =======     =======      =======
Total return*                                                   8.60%       0.50%(c)    13.07%     29.10%      10.30%        6.03%
Ratio of net expenses to average net assets (b)                 0.71%**     0.72%        0.72%      0.72%       0.75%        0.75%
Ratio of net investment income (loss) to average net assets     2.84%**     2.18%        3.10%      2.47%       4.10%        2.58%
Portfolio turnover rate                                           37%**       51%          38%        22%         47%          34%
Net assets, end of period (in thousands)                   $  90,736    $ 84,694      $97,610    $96,986     $85,168      $ 91,876

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and
      0.00%, respectively.

(c) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been 0.42%.

 +    Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

 The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended
                                                           6/30/16     Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                          (unaudited)   12/31/15     12/31/14    12/31/13   12/31/12     12/31/11
Class II
Net asset value, beginning of period                       $   28.33    $  29.87      $ 27.20   $  21.60     $ 20.39      $ 19.68
                                                           ---------    --------      -------   --------     -------      -------
Increase (decrease) from investment operations:
   Net investment income (loss)                            $    0.37(a) $   0.57(a)   $  0.78   $   0.49     $  0.68      $  0.48
   Net realized and unrealized gain (loss) on investments       2.03       (0.49)        2.66       5.68        1.34         0.64
                                                           ---------    --------      -------   --------     -------      -------
     Net increase (decrease) from investment operations    $    2.40    $   0.08      $  3.44   $   6.17     $  2.02      $  1.12
                                                           ---------    --------      -------   --------     -------      -------
Distribution to shareowners:
   Net investment income                                   $   (0.29)   $  (0.52)     $ (0.77)  $  (0.57)    $ (0.81)     $ (0.41)
   Net realized gain                                           (1.68)      (1.10)          --         --         --           --
                                                           ---------    --------      -------   --------     -------      -------
Total distributions                                        $   (1.97)   $  (1.62)     $ (0.77)  $  (0.57)    $ (0.81)     $ (0.41)
                                                           ---------    --------      -------   --------     -------      -------
   Net increase (decrease) in net asset value              $    0.43    $  (1.54)     $  2.67   $   5.60     $  1.21      $  0.71
                                                           ---------    --------      -------   --------     -------      -------
Net asset value, end of period                             $   28.76    $  28.33      $ 29.87   $  27.20     $ 21.60      $ 20.39
                                                           =========    ========      =======   ========     =======      =======
Total return*                                                   8.48%       0.22%(c)    12.77%     28.83%       9.97%        5.77%
Ratio of net expenses to average net assets (b)                 0.96%**     0.97%        0.97%      0.97%       1.00%        1.00%
Ratio of net investment income (loss) to average net assets     2.58%**     1.95%        2.84%      2.23%       3.80%        2.34%
Portfolio turnover rate                                           37%**       51%          38%        22%         47%          34%
Net assets, end of period (in thousands)                   $ 206,277    $185,158      $162,865  $134,979     $83,657      $57,460

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and
      0.00%, respectively.

(c) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been 0.18%.

 +    Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $239,581,539)                                                                 $296,622,071
  Cash                                                                                                              593,649
  Foreign currency (cost $9)                                                                                              8
  Receivables --
     Investment securities sold                                                                                     583,068
     Portfolio shares sold                                                                                          176,733
     Dividends                                                                                                      615,404
     Other assets                                                                                                       624
                                                                                                               ------------
         Total assets                                                                                          $298,591,557
                                                                                                               ------------
LIABILITIES:
  Payables --
    Investment securities purchased                                                                            $  1,458,288
    Portfolio shares repurchased                                                                                     81,954
  Due to affiliates                                                                                                  13,400
  Accrued expenses                                                                                                   24,659
                                                                                                               ------------
         Total liabilities                                                                                     $  1,578,301
                                                                                                               ------------
NET ASSETS:
  Paid-in capital                                                                                              $227,837,364
  Undistributed net investment income                                                                             3,172,067
  Accumulated net realized gain on investments and foreign currency transactions                                  8,978,330
  Net unrealized appreciation on investments                                                                     57,040,532
  Net unrealized depreciation on foreign currency transactions                                                      (15,037)
                                                                                                               ------------
         Total net assets                                                                                      $297,013,256
                                                                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $90,736,260/3,173,756 shares)                                                              $      28.59
                                                                                                               ============
  Class II (based on $206,276,996/7,172,136 shares)                                                            $      28.76
                                                                                                               ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $37,356)                              $   4,855,863
  Interest                                                                                    891
                                                                                    -------------
     Total investment income                                                                                    $ 4,856,754
                                                                                                                -----------
EXPENSES:
  Management fees                                                                   $     890,640
  Distribution fees
     Class II                                                                             237,651
  Administrative expense                                                                   49,330
  Custodian fees                                                                            4,577
  Professional fees                                                                        14,814
  Printing expense                                                                          4,387
  Fees and expenses of nonaffiliated Trustees                                               4,243
  Miscellaneous                                                                             3,296
                                                                                    -------------
     Total expenses                                                                                             $ 1,208,938
                                                                                                                -----------
         Net investment income                                                                                  $ 3,647,816
                                                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
CLASS ACTIONS AND OTHER ASSETS AND LIABILITIES DENOMINATED
IN FOREIGN CURRENCIES:
  Net realized gain (loss) on:
     Investments                                                                    $   9,733,597
     Other assets and liabilities denominated in foreign currencies                       (11,389)              $ 9,722,208
                                                                                    -------------               -----------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                                    $   9,807,455
     Other assets and liabilities denominated in foreign currencies                        (2,396)              $ 9,805,059
                                                                                    -------------               -----------
  Net realized and unrealized gain (loss) on investments and other assets and
     liabilities denominated in foreign currencies                                                              $19,527,267
                                                                                                                -----------
  Net increase in net assets resulting from operations                                                          $23,175,083
                                                                                                                ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     Six Months
                                                                                                       Ended
                                                                                                      6/30/16         Year Ended
                                                                                                    (unaudited)        12/31/15
FROM OPERATIONS:
Net investment income (loss)
Statements of Changes in Net Assets                                                               $  3,647,816       $  5,355,116
Net realized gain (loss) on investments, Class actions and other assets and liabilities
   denominated in foreign currencies                                                                 9,722,208         16,267,850
Change in net unrealized appreciation (depreciation) on investments and other assets and
   liabilities denominated in foreign currencies                                                     9,805,059        (20,444,233)
                                                                                                  ------------       ------------
      Net increase in net assets resulting from operations                                        $ 23,175,083       $  1,178,733
                                                                                                  ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class I ($0.33 and $0.58 per share, respectively)                                           $   (973,720)      $ (1,773,259)
      Class II ($0.29 and $0.52 per share, respectively)                                            (1,944,376)        (3,121,336)
Net realized gain:
      Class I ($1.68 and $1.10 per share, respectively)                                             (5,031,484)        (3,344,176)
      Class II ($1.68 and $1.10 per share, respectively)                                           (11,346,160)        (6,387,532)
                                                                                                  ------------       ------------
         Total distributions to shareowners                                                       $(19,295,740)      $(14,626,303)
                                                                                                  ------------       ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                                  $ 25,241,616       $ 61,775,813
Reinvestment of distributions                                                                       19,295,740         14,626,303
Cost of shares repurchased                                                                         (21,255,320)       (53,577,444)
                                                                                                  ------------       ------------
      Net increase in net assets resulting from
         Portfolio share transactions                                                             $ 23,282,036       $ 22,824,672
                                                                                                  ------------       ------------
      Net increase in net assets                                                                  $ 27,161,379       $  9,377,102
NET ASSETS:
Beginning of period                                                                               $269,851,877       $260,474,775
                                                                                                  ------------       ------------
End of period                                                                                     $297,013,256       $269,851,877
                                                                                                  ============       ============
Undistributed net investment income                                                               $  3,172,067       $  2,442,347
                                                                                                  ============       ============


                                                   Six Months              Six Months
                                                      Ended                  Ended
                                                     6/30/16                6/30/16               Year Ended          Year Ended
                                                      Shares                Amount                 12/31/15            12/31/15
                                                   (unaudited)            (unaudited)               Shares              Amount
CLASS I
Shares sold                                           241,533             $ 7,049,402                126,912         $  3,702,993
Reinvestment of distributions                         208,932               6,005,204                178,333            5,117,435
Less shares repurchased                              (282,687)             (8,040,119)              (585,357)         (17,074,089)
                                                   ----------             -----------             ----------         ------------
   Net increase (decrease)                            167,778             $ 5,014,487               (280,112)        $ (8,253,661)
                                                   ==========             ===========             ==========         ============
CLASS II
Shares sold                                           635,715             $18,192,214              1,999,774         $ 58,072,820
Reinvestment of distributions                         459,565              13,290,536                329,654            9,508,868
Less shares repurchased                              (458,900)            (13,215,201)            (1,245,638)         (36,503,355)
                                                   ----------             -----------             ----------         ------------
   Net increase                                       636,380             $18,267,549              1,083,790         $ 31,078,333
                                                   ==========             ===========             ==========         ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Equity Income VCT Portfolio (the Portfolio) is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Portfolio are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board of Trustees the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.  Security Valuation

    The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

    Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

    Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

    news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At June 30, 2016, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the Portfolio's taxable year. The tax character of distributions paid during the year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

    ----------------------------------------------------------------------------
                                                                         2015
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                  $ 4,894,595
    Long-term capital gain                                             9,731,708
                                                                     -----------
      Total distributions                                            $14,626,303
                                                                     ===========
    Distributable Earnings
    (Accumulated Losses):
    Undistributed long-term capital gain                             $16,376,682
    Net unrealized appreciation                                       48,919,867
                                                                     -----------
      Total                                                          $65,296,549
                                                                     ===========

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, the tax-basis adjustment on partnerships, REITs and other holdings.

D.  Portfolio Shares and Class Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the Portfolio's transfer agent, for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

E.  Risks

    At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

F.  Repurchase Agreements

    Repurchase agreements are arrangements under which the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specific price, which is typically higher than the purchase price paid by the Portfolio. The securities purchased serve as the Portfolio's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. The Portfolio's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss to the Portfolio. Additionally, if the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities. As of and for the six months ended June 30, 2016, the Portfolio had no open repurchase agreements.

G.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

2.  Management Agreement

    PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets up to $1 billion and 0.60% on assets over $1 billion. For the six months ended June 30, 2016, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Portfolio's average daily net assets.

    In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,655 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3.  Transfer Agent

    Effective November 2, 2015, Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

    Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc., a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

4.  Distribution Plan

    The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,745 in distribution fees payable to PFD at June 30, 2016.

                         This page for your notes.
20

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                              Advisory Trustee
Lisa M. Jones, President and                          Lorraine H. Monchak*
   Chief Executive Officer
Mark E. Bradley, Treasurer and
   Chief Financial Officer
Christopher J. Kelley, Secretary and
   Chief Legal Officer                                Trustees
                                                      Thomas J. Perna, Chairman
                                                      David R. Bock
                                                      Benjamin M. Friedman
                                                      Margaret B.W. Graham
                                                      Marguerite A. Piret
                                                      Fred J. Ricciardi
Investment Adviser and Administrator                  Kenneth J. Taubes
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

*   Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   19610-10-0816

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                             Pioneer Fund VCT Portfolio -- Class I and II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      8

  Financial Statements                                                        11

  Notes to Financial Statements                                               16

  Trustees, Officers and Service Providers                                    21

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/16
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         95.2%
International Common Stocks                                                 4.8%

Sector Distribution
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     19.8%
Health Care                                                                16.8%
Financials                                                                 13.0%
Consumer Staples                                                           11.8%
Consumer Discretionary                                                     10.6%
Industrials                                                                 9.7%
Energy                                                                      7.4%
Utilities                                                                   4.1%
Materials                                                                   3.9%
Telecommunication Services                                                  2.9%

Five Largest Holdings
(As a percentage of long-term holdings)*

--------------------------------------------------------------------------------
1.  Chevron Corp.                                                          4.41%
--------------------------------------------------------------------------------
2.  American Electric Power Co., Inc.                                      4.20
--------------------------------------------------------------------------------
3.  Pfizer, Inc.                                                           4.18
--------------------------------------------------------------------------------
4.  Microsoft Corp.                                                        3.77
--------------------------------------------------------------------------------
5.  General Electric Co.                                                   3.66
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                         6/30/16               12/31/15
    Class I                                        $16.77                 $19.75
    Class II                                       $16.81                 $19.79

                               Net
Distributions per Share        Investment       Short-Term         Long-Term
(1/1/16 - 6/30/16)             Income           Capital Gains      Capital Gains
    Class I                    $0.1200          $ --               $3.4873
    Class II                   $0.1000          $ --               $3.4873

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Fund VCT Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor's 500 Index (the S&P
500). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Pioneer Fund VCT        Pioneer Fund VCT
                Portfolio Class I       Portfolio Class II       S&P 500 Index
6/06            $10,000                 $10,000                  $10,000
6/07            $11,975                 $11,944                  $12,057
6/08            $10,501                 $10,462                  $10,476
6/09            $ 7,820                 $ 7,776                  $ 7,732
6/10            $ 8,819                 $ 8,745                  $ 8,847
6/11            $11,644                 $11,514                  $11,562
6/12            $11,147                 $10,997                  $12,189
6/13            $13,369                 $13,160                  $14,698
6/14            $16,693                 $16,378                  $18,312
6/15            $17,507                 $17,131                  $19,670
6/16            $17,912                 $17,488                  $20,453

The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, commonly used measure of the broad US stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

--------------------------------------------------------------------------------
                          Class I               Class II           S&P 500 Index
--------------------------------------------------------------------------------
10 Years                    6.00%                  5.75%                   7.42%
5 Years                     8.99%                  8.72%                  12.09%
1 Year                      2.31%                  2.09%                   3.98%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

Share Class                                        I                        II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16             $1,000.00                $1,000.00
Ending Account Value on 6/30/16               $1,032.00                $1,030.90
Expenses Paid During Period*                  $    3.74                $    5.00

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.74% and 0.99% for Class I and Class II shares respectively, multiplied by the average account value average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.

Share Class                                        I                        II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16             $1,000.00                $1,000.00
Ending Account Value on 6/30/16               $1,021.18                $1,019.94
Expenses Paid During Period*                  $    3.72                $    4.97

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.74% and 0.99% for Class I and Class II shares respectively, multiplied by the average account value average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following discussion, John A. Carey, Jeff Kripke, and Walter Hunnewell, Jr., discuss the market environment during the six-month period ended June 30, 2016, and Pioneer Fund VCT Portfolio's performance during the period. Mr. Carey, Executive Vice President and a portfolio manager at Pioneer, Mr. Kripke, a senior vice president and a portfolio manager at Pioneer, and Mr. Hunnewell, a vice president and a portfolio manager at Pioneer, are responsible for the day-to-day management of the Portfolio.

Q: How did the Portfolio perform during the six-month period ended June 30, 2016?

A: Pioneer Fund VCT Portfolio's Class I shares returned 3.20% at net asset value during the six-month period ended June 30, 2016, and Class II shares returned 3.09%, while the Portfolio's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 3.82%. During the same period, the average return of the 198 variable portfolios in Lipper's Large-Cap Core Underlying Funds category was 2.41%.

Q: How would you describe the investment environment for equities during the six-month period ended June 30, 2016?

A: The six-month period ended June 30, 2016, saw, first, a steep decline in US stocks as measured by the Portfolio's benchmark, the S&P 500, up until the middle of February 2016, then a strong recovery almost right through the end of June.

    Many factors drove the markets ebbs and flows. During the first six weeks of the period, investors fretted over the falling price of oil and other commodities, weakening corporate earnings and economic numbers, a reported economic slowdown in China, and out-and-out distress in Brazil, among other countries. Disappointing capital spending and consumer activity in the US, piling-up inventories, and a Federal Reserve (Fed) that seemed determined to raise interest rates in spite of the signs of possible recession also helped drive market volatility. Following its move to raise interest rates, even though an ever-so-mild one (0.25%), on December 16, 2015, the Fed watched with growing concern as the bottom seemed to fall out of the markets and by February was already backpedaling and sounding more tentative with respect to its further rate-hiking plans.

    Meanwhile, the strengthening US dollar, set on its upward course by expectations of higher interest rates, had contributed to a plunge in the commodities markets and widespread concern in the natural-resources-dependent emerging markets in particular. In the middle of February, however, just when the doomsayers had convinced many that there was no downward limit, the markets snapped back as investors finally absorbed and acknowledged the likelihood that the Fed would not raise rates dramatically, if much further at all. Commodities, including oil, proved not to have limitless downside, and the US dollar proved not to have limitless upside. In addition, Chinese officials sounded more determined about stimulating that nation's economy, and even Europe appeared to have some prospect for resumed economic growth.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

The market rally lasted from mid-February right up to June 23, when voters in the United Kingdom (UK) chose the "leave" option in the so-called "Brexit" referendum to determine whether the UK should part ways with the European Union. The fallout from the Brexit decision was swift, as the markets sold-off sharply in the first two days after the vote; however, just as quickly as the markets declined, they bounced back over the final few days of the six-month period and regained just about all Brexit-caused losses.

As investors came back to stocks (and bonds, too) in a hurry over the final four months of the period, the most pronounced gains were in the value names, the more cyclical and economically-sensitive companies whose share prices had been the most battered during the previous months of economic pessimism. To illustrate, by the end of the six-month period, the Portfolio's benchmark, the S&P 500, was in solidly positive territory, returning 3.82%, but that number was easily surpassed by the robust 6.30% six-month return of the Russell 1000 Value Index.

Q: What were the main reasons for the Portfolio's slight underperformance of the S&P 500 during the six-month period ended June 30, 2016?

A: The main drags on the Portfolio's benchmark-relative performance during the six-month period were an underweight to the top-performing telecom services sector, an overweight to health care, which generated only a modest positive return during the period, and negative stock selection results in financials and information technology.

    In health care, the Portfolio was overweight to large pharmaceuticals firms, which struggled during the period due to political rhetoric about drug pricing on the presidential campaign trail, and a general slump in biotech stocks. We maintained a Portfolio underweight to telecom services due to expectations of higher interest rates. Telecom, however, ended up being the best-performing sector in the S&P 500 over the six months, directly benefiting from the Fed's "lower for longer" stance on interest rates as the period progressed.

    Stock selection in financials was the biggest detractor from the Portfolio's benchmark-relative returns during the period, with the underperformance coming mainly from bank stocks such as Bank of America (the biggest overall detractor from relative performance) and PNC Financial Services. The Fed's lack of action on interest rates hurt the performance of large banks, as they tend to do well during rising-rate environments, and not so well under low-rate conditions.

    Finally, in information technology, the Portfolio's stock selection results lagged the benchmark as shares of both Alphabet and Microsoft - each a top 10 position in the Portfolio - declined over the period on valuation concerns as well as investors' general shift from growth stocks to value names that characterized the post-February market surge.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

Q: Which investment decisions or individual positions benefited the Portfolio's benchmark-relative performance during the six-month period ended June 30, 2016?

A: Stock selection results in consumer discretionary and health care were the biggest positive contributors to the Portfolio's benchmark-relative performance during the six-month period.

    In consumer discretionary, the Portfolio's shares of retailer Dollar General was the top contributor to relative results. Dollar General benefited from solid same-store sales comparisons during the period. Off-price retailers have done well in the current economic environment, as stores catering to low-end consumers are faring better than those serving high-end consumers; in addition, most off-price retailers do not have to deal with competition from the internet, which has hurt the prospects for other retail firms (like Macy's, and others). Dollar General's shareholder-friendly management team has also boosted its favorability among market participants.

    In health care, the biggest contributors to the Portfolio's benchmark-relative returns were a large position in Pfizer as well as not owning Allergan. Going into the period, the fate of the two stocks had been intertwined, as Pfizer was trying to acquire Allergan and the pending deal was putting pressure on Pfizer's stock price. The deal fell through during the six-month period, which had the effect of hurting Allergan's stock price and helping Pfizer's. Thus, the Portfolio's relative performance benefited in both cases. In addition, investors are beginning to look favorably upon Pfizer's drug pipeline, which appears attractive.

    Finally, while the Portfolio's results against the S&P 500 in the utilities sector were flat, essentially, for the six-month period, the largest overall contributor to benchmark-relative returns was a holding in the sector: American Electric Power (AEP). AEP is a good "bond proxy" stock in the current low-rate environment. Its growth is not economically sensitive (or gross-domestic-product-dependent). Along with other utilities and telecom stocks, the market views AEP as a sort of "safe haven" in the current economic environment. We originally bought shares of AEP because of growth in the company's dividend* yield.
..
Q: What were some of the names added to or subtracted from the Portfolio during the six-month period ended June 30, 2016?

A: During the period, we purchased shares of railroad company CSX (industrials sector) as part of our general theme of increasing the Portfolio's railroad positions. In materials, we increased the size of our existing position in Dow Chemical and added fertilizer company Agrium to the Portfolio during the period. In the consumer sectors, we added shares of Tiffany (consumer discretionary), and in information technology, we established a position in Oracle. Meanwhile, in financials, we sold the Portfolio's shares of Morgan Stanley, while adding Goldman Sachs.

*   Dividends are not guaranteed.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

Q: Did the Portfolio hold any derivatives during the six-month period ended June 30, 2016?

A:  No. We held no derivative positions in the Portfolio during the period.

Q: What is your outlook as the second half of 2016 gets underway, and how was the Portfolio positioned as of June 30, 2016?

A: We expect equity markets to remain volatile for the remainder of 2016, due to concerns about the Brexit vote in the UK, sluggish global economic growth, US presidential politics, and geopolitical pressures. Despite the current turmoil, however, we remain positive, as we believe monetary and fiscal policies of central banks and governments will provide economic and market stimulus.

    During the six-month period, we evened out the Portfolio's sector weightings versus the S&P 500, while taking a more cyclical stance. We took down the overweight in health care during the period and have been adding some telecom and utilities stocks given the "lower for longer" interest-rate stance by the Fed as well as increased monetary stimulus from other central banks. The prospect that a new US president might increase domestic/infrastructure spending in 2017 is another factor driving our additions in those sectors.

    As of June 30, 2016, the Portfolio's largest overweight versus the S&P 500 was in the health care sector, despite our reduction of the overweight during the period. The largest Portfolio underweight as of period end was in financials.

    We should add that sector weights are largely the result of our bottom-up stock-picking process, which remains the Portfolio's key performance driver. There are many "unknowns" in the market right now, but we will continue to follow our usual path of seeking to own shares of high-quality, dividend-paying companies with shareholder-friendly managements (in the form of share buybacks and dividend increases), that have primary exposure to US markets, and that we believe can sustain earnings growth in any economic environment.

Please refer to the Schedule of Investments on pages 8 to 10 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                                    Value
                 COMMON STOCKS - 99.5%
                 Energy - 7.4%
                 Oil & Gas Equipment &
                 Services - 1.5%
 26,100          Schlumberger, Ltd.                                  $ 2,063,988
                                                                     -----------
                 Integrated Oil & Gas - 4.4%
 58,200          Chevron Corp.                                       $ 6,101,105
                                                                     -----------
                 Oil & Gas Exploration &
                 Production - 1.2%
 20,800          EOG Resources, Inc.                                 $ 1,735,136
                                                                     -----------
                 Oil & Gas Refining &
                 Marketing - 0.3%
  5,200          Phillips 66                                         $   412,568
                                                                     -----------
                 Total Energy                                        $10,312,797
                                                                     -----------
                 Materials - 4.0%
                 Diversified Chemicals - 1.8%
 49,000          The Dow Chemical Co.                                $ 2,435,790
                                                                     -----------
                 Fertilizers & Agricultural
                 Chemicals - 0.8%
 12,900          Agrium, Inc.                                        $ 1,166,418
                                                                     -----------

                 Specialty Chemicals - 1.4%

 15,100          Ecolab, Inc.                                        $ 1,790,860
  1,300          The Valspar Corp.                                       140,439
                                                                     -----------
                                                                     $ 1,931,299
                                                                     -----------
                 Total Materials                                     $ 5,533,507
                                                                     -----------

                 Capital Goods - 7.3%
                 Aerospace & Defense - 0.6%
  6,900          Honeywell International, Inc.                       $   802,608
                                                                     -----------

                 Industrial
                 Conglomerates - 3.6%
160,800          General Electric Co.                                $ 5,061,984
                                                                     -----------

                 Construction & Farm Machinery
                 & Heavy Trucks - 0.5%
 12,500          PACCAR, Inc.                                        $   648,375
                                                                     -----------

                 Industrial Machinery - 2.6%
 21,300          Illinois Tool Works, Inc.                           $ 2,218,608
 22,500          Ingersoll-Rand Plc                                    1,432,800
                                                                     -----------
                                                                     $ 3,651,408
                                                                     -----------
                 Total Capital Goods                                 $10,164,375
                                                                     -----------
                 Transportation - 2.4%
                 Railroads - 2.4%
 62,000          CSX Corp.                                           $ 1,616,960
 20,400          Union Pacific Corp.                                   1,779,900
                                                                     -----------
                                                                     $ 3,396,860
                                                                     -----------
                 Total Transportation                                $ 3,396,860
                                                                     -----------
                 Media - 2.8%
                 Broadcasting - 0.9%
 19,500          Scripps Networks Interactive, Inc.                  $ 1,214,265
                                                                     -----------
                 Movies &
                 Entertainment - 1.8%
 25,500          The Walt Disney Co.                                 $ 2,494,410
                                                                     -----------
                 Publishing - 0.1%
  2,700          John Wiley & Sons, Inc. (Class A)                   $   140,886
                                                                     -----------
                 Total Media                                         $ 3,849,561
                                                                     -----------
                 Retailing - 7.8%
                 General Merchandise
                 Stores - 1.8%
 26,600          Dollar General Corp.*                               $ 2,500,400
                                                                     -----------
                 Apparel Retail - 2.0%
  4,900          Ross Stores, Inc.                                   $   277,781
 32,500          The TJX Companies, Inc.                               2,509,975
                                                                     -----------
                                                                     $ 2,787,756
                                                                     -----------
                 Home Improvement
                 Retail - 3.1%
 33,200          The Home Depot, Inc.                                $ 4,239,308
                                                                     -----------
                 Specialty Stores - 0.9%
 21,600          Tiffany & Co.                                       $ 1,309,824
                                                                     -----------
                 Total Retailing                                     $10,837,288
                                                                     -----------
                 Food & Staples
                 Retailing - 3.1%
                 Drug Retail - 2.7%
 38,300          CVS Health Corp.                                    $ 3,666,842
                                                                     -----------
                 Food Retail - 0.4%
 18,800          Whole Foods Market, Inc.                            $   601,976
                                                                     -----------
                 Total Food & Staples Retailing                      $ 4,268,818
                                                                     -----------
                 Food, Beverage &
                 Tobacco - 8.2%
                 Soft Drinks - 3.3%
 11,700          Dr. Pepper Snapple Group, Inc.                      $ 1,130,571
 76,800          The Coca-Cola Co.                                     3,481,344
                                                                     -----------
                                                                     $ 4,611,915
                                                                     -----------
                 Packaged Foods &
                 Meats - 4.9%
 33,000          Campbell Soup Co.                                   $ 2,195,490
 32,900          General Mills, Inc.                                   2,346,428
 19,400          The Hershey Co.                                       2,201,706
                                                                     -----------
                                                                     $ 6,743,624
                                                                     -----------
                 Total Food, Beverage &
                 Tobacco                                             $11,355,539
                                                                     -----------
                 Household & Personal
                 Products - 0.6%
                 Household Products - 0.6%
  5,500          The Clorox Co.                                      $   761,145
                                                                     -----------
                 Total Household &
                 Personal Products                                   $   761,145
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

 Shares                                                                    Value
                 Health Care Equipment &
                 Services - 6.6%
                 Health Care Equipment - 5.6%
 19,800          Abbott Laboratories                                 $   778,338
 13,400          Becton Dickinson and Co.                              2,272,506
  5,200          CR Bard, Inc.                                         1,222,832
 40,732          Medtronic PLC                                         3,534,316
                                                                     -----------
                                                                     $ 7,807,992
                                                                     -----------
                 Managed Health Care - 1.0%
 11,500          Aetna, Inc.                                         $ 1,404,495
                                                                     -----------
                 Total Health Care
                 Equipment & Services                                $ 9,212,487
                                                                     -----------
                 Pharmaceuticals, Biotechnology
                 & Life Sciences - 10.1%
                 Biotechnology - 2.3%
 20,100          AbbVie, Inc.                                        $ 1,244,391
 19,500          Celgene Corp.*                                        1,923,285
                                                                     -----------
                                                                     $ 3,167,676
                                                                     -----------
                 Pharmaceuticals - 6.6%
 13,109          Eli Lilly & Co.                                     $ 1,032,334
164,400          Pfizer, Inc.                                          5,788,524
 50,400          Zoetis, Inc.                                          2,391,984
                                                                     -----------
                                                                     $ 9,212,842
                                                                     -----------
                 Life Sciences Tools &
                 Services - 1.2%
 11,700          Thermo Fisher Scientific, Inc.                      $ 1,728,792
                                                                     -----------
                 Total Pharmaceuticals,
                 Biotechnology & Life Sciences                       $14,109,310
                                                                     -----------
                 Banks - 6.6%
                 Diversified Banks - 4.9%

 77,500          US Bancorp                                          $ 3,125,575
 77,500          Wells Fargo & Co.                                     3,668,075
                                                                     -----------
                                                                     $ 6,793,650
                                                                     -----------
                 Regional Banks - 1.7%
 29,800          The PNC Financial Services Group, Inc.              $ 2,425,422
                                                                     -----------
                 Total Banks                                         $ 9,219,072
                                                                     -----------
                 Diversified Financials - 1.7%
                 Asset Management &
                 Custody Banks - 0.0%
    200          State Street Corp.                                  $    10,784
                                                                     -----------
                 Investment Banking &
                 Brokerage - 1.7%
 16,100          The Goldman Sachs Group, Inc.                       $ 2,392,138
                                                                     -----------
                 Total Diversified Financials                        $ 2,402,922
                                                                     -----------
                 Insurance - 4.6%
                 Multi-line Insurance - 1.4%
 44,800          The Hartford Financial Services
                 Group, Inc.                                         $ 1,988,224
                                                                     -----------
                 Property & Casualty
                 Insurance - 3.2%
 20,900          Chubb, Ltd.                                         $ 2,731,839
 14,500          The Travelers Companies, Inc.                         1,726,080
                                                                     -----------
                                                                     $ 4,457,919
                                                                     -----------
                 Total Insurance                                     $ 6,446,143
                                                                     -----------
                 Software & Services - 15.8%
                 Internet Software &
                 Services - 6.5%
  7,000          Alphabet, Inc. (Class A)                            $ 4,924,710
  1,475          Alphabet, Inc. (Class C)                              1,020,848
 27,000          eBay, Inc.*                                             632,070
 22,000          Facebook, Inc.*                                       2,514,160
                                                                     -----------
                                                                     $ 9,091,788
                                                                     -----------
                 Data Processing &
                 Outsourced Services - 3.6%
 16,400          Automatic Data Processing, Inc.                     $ 1,506,668
 13,100          Fiserv, Inc.*                                         1,424,363
 28,300          Visa, Inc.                                            2,099,011
                                                                     -----------
                                                                     $ 5,030,042
                                                                     -----------
                 Systems Software - 5.7%
 16,300          Check Point Software
                 Technologies, Ltd.*                                 $ 1,298,784
102,000          Microsoft Corp.                                       5,219,340
 32,800          Oracle Corp.                                          1,342,504
                                                                     -----------
                                                                     $ 7,860,628
                                                                     -----------
                 Total Software & Services                           $21,982,458
                                                                     -----------
                 Technology Hardware &
                 Equipment - 2.4%
                 Computer Storage &
                 Peripherals - 2.4%
 34,600          Apple, Inc.                                         $ 3,307,760
                                                                     -----------
                 Total Technology Hardware &
                 Equipment                                           $ 3,307,760
                                                                     -----------
                 Semiconductors &
                 Semiconductor
                 Equipment - 1.5%
                 Semiconductors - 1.5%
 37,600          Analog Devices, Inc.                                $ 2,129,664
                                                                     -----------
                 Total Semiconductors &
                 Semiconductor Equipment                             $ 2,129,664
                                                                     -----------
                 Telecommunication
                 Services - 2.4%
                 Integrated Telecommunication
                 Services - 2.4%
 76,800          AT&T, Inc.                                          $ 3,318,528
                                                                     -----------
                 Total Telecommunication
                 Services                                            $ 3,318,528
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
                 Utilities - 4.2%
                 Electric Utilities - 4.2%
82,900           American Electric Power Co., Inc.                  $  5,810,461
                                                                    ------------
                 Total Utilities                                    $  5,810,461
                                                                    ------------
                 TOTAL COMMON STOCKS
                 (Cost $96,640,473)                                 $138,418,695
                                                                    ------------
                 TOTAL INVESTMENT IN
                 SECURITIES - 99.5%
                 (Cost $96,640,473) (a)                             $138,418,695
                                                                    ------------
                 OTHER ASSETS &
                 LIABILITIES - 0.5%                                 $    673,202
                                                                    ------------
                 TOTAL NET ASSETS - 100.0%                          $139,091,897
                                                                    ============

*   Non-income producing security.

(a) At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $96,859,403 was as follows:

       Aggregate gross unrealized appreciation for all investments
         in which there is an excess of value over tax cost          $41,893,325

       Aggregate gross unrealized depreciation for all investments
         in which there is an excess of tax cost over value             (334,033)
                                                                     -----------
       Net unrealized appreciation                                   $41,559,292
                                                                     ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016, aggregated $26,521,712 and $32,579,852, respectively.

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                       Level 1       Level 2         Level 3            Total
Common Stocks       $138,418,695       $ --            $ --         $138,418,695
                    -----------        ----            ----         ------------
   Total            $138,418,695       $ --            $ --         $138,418,695
                    ===========        ====            ====         ============

During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of June 30, 2016:

                                Level 1          Level 2     Level 3       Total
Assets:
   Foreign currencies, at value    $ --            $4,089       $ --       $4,089
                                  ----            ------       ----       ------
   Total                          $ --            $4,089       $ --       $4,089
                                  ====            ======       ====       ======

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              6/30/16     Year Ended   Year Ended  Year Ended Year Ended Year Ended
                                                            (unaudited)    12/31/15     12/31/14    12/31/13   12/31/12   12/31/11
Class I
Net asset value, beginning of period                         $  19.75     $  26.84       $  26.25   $  20.90   $  19.96   $  22.43
                                                             --------     --------       --------   --------   --------   --------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.13(b)  $   0.25(b)    $   0.18   $   0.31   $   0.33   $   0.33
   Net realized and unrealized gain (loss) on investments        0.50        (0.07)          2.63       6.42       1.65      (1.22)
                                                             --------     --------       --------   --------   --------   --------
     Net increase (decrease) from investment operations      $   0.63     $   0.18       $   2.81   $   6.73   $   1.98   $  (0.89)
                                                             --------     --------       --------   --------   --------   --------
Distribution to shareowners:
   Net investment income                                     $  (0.12)    $  (0.26)      $  (0.32)  $  (0.30)  $  (0.33)  $  (0.34)
   Net realized gain                                            (3.49)       (7.01)         (1.90)     (1.08)     (0.71)     (1.24)
                                                             --------     --------       --------   --------   --------   --------
Total distributions                                          $  (3.61)    $  (7.27)      $  (2.22)  $  (1.38)  $  (1.04)  $  (1.58)
                                                             --------     --------       --------   --------   --------   --------
Net increase (decrease) in net asset value                   $  (2.98)    $  (7.09)      $   0.59   $   5.35   $   0.94   $  (2.47)
                                                             --------     --------       --------   --------   --------   --------
Net asset value, end of period                               $  16.77     $  19.75       $  26.84   $  26.25   $  20.90   $  19.96
                                                             ========     ========       ========   ========   ========   ========
Total return*                                                    3.20%       (0.06)%(c)     11.03%     33.28%     10.24%     (4.30)%
Ratio of net expenses to average net assets (a)                  0.74%**      0.75%          0.74%      0.72%      0.74%      0.73%
Ratio of net investment income (loss) to average net assets      1.33%**      1.09%          1.15%      1.27%      1.50%      1.48%
Portfolio turnover rate                                            39%**        49%            25%         7%        44%        10%
Net assets, end of period (in thousands)                     $123,006     $127,818       $151,325   $194,609   $178,900   $205,739

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (0.21)%.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended
                                                             6/30/16   Year Ended    Year Ended Year Ended Year Ended Year Ended
                                                           (unaudited)  12/31/15      12/31/14   12/31/13   12/31/12   12/31/11
Class II
Net asset value, beginning of period                         $ 19.79     $ 26.89       $ 26.28   $ 20.92    $ 19.97    $ 22.42
                                                             -------     -------       -------   -------    -------    -------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $  0.10(b)  $  0.19(b)    $  0.82   $  0.25    $  0.27    $  0.32
  Net realized and unrealized gain (loss) on investments        0.51       (0.09)         1.93      6.43       1.66      (1.27)
                                                             -------     -------       -------   -------    -------    -------
   Net increase (decrease) from investment operations        $  0.61     $  0.10       $  2.75   $  6.68    $  1.93    $ (0.95)
                                                             -------     -------       -------   -------    -------    -------
Distribution to shareowners:
  Net investment income                                      $ (0.10)    $ (0.19)      $ (0.24)  $ (0.24)   $ (0.27)   $ (0.26)
  Net realized gain                                            (3.49)      (7.01)        (1.90)    (1.08)     (0.71)     (1.24)
                                                             -------     -------       -------   -------    -------    -------
Total distributions                                          $ (3.59)    $ (7.20)      $ (2.14)  $ (1.32)   $ (0.98)   $ (1.50)
                                                             -------     -------       -------   -------    -------    -------
Net increase (decrease) in net asset value                   $ (2.98)    $ (7.10)      $  0.61   $  5.36    $  0.95    $ (2.45)
                                                             -------     -------       -------   -------    -------    -------
Net asset value, end of period                               $ 16.81     $ 19.79       $ 26.89   $ 26.28    $ 20.92    $ 19.97
                                                             =======     =======       =======   =======    =======    =======
Total return*                                                   3.09%      (0.37)%(c)    10.78%    32.98%      9.95%     (4.55)%
Ratio of net expenses to average net assets (a)                 0.99%**     1.01%         0.99%     0.98%      0.99%      0.98%
Ratio of net investment income (loss) to average net assets     1.08%**     0.84%         0.89%     1.01%      1.25%      1.16%
Portfolio turnover rate                                           39%**       49%           25%        7%        44%        10%
Net assets, end of period (in thousands)                     $16,086     $15,420       $19,180   $21,563    $21,156    $24,393

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (0.52)%.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investment in securities (cost $96,640,473)                                     $138,418,695
   Cash                                                                                 250,975
   Foreign currency (cost $4,084)                                                         4,089
   Receivables --
    Investment securities sold                                                        1,038,807
    Portfolio shares sold                                                                13,662
    Dividends (net of foreign taxes withheld of $40)                                    204,073
    Other assets                                                                            278
                                                                                   ------------
      Total assets                                                                 $139,930,579
                                                                                   ------------
LIABILITIES:
   Payables --
      Investment securities purchased                                              $    623,820
      Portfolio shares repurchased                                                      186,679
      Trustee fees                                                                           23
   Due to affiliates                                                                      5,226
   Accrued expenses                                                                      22,934
                                                                                   ------------
          Total liabilities                                                        $    838,682
                                                                                   ------------
NET ASSETS:
   Paid-in capital                                                                 $ 95,588,329
   Undistributed net investment income                                                   87,615
   Accumulated net realized gain on investments and foreign currency transactions     1,637,686
   Net unrealized appreciation on investments                                        41,778,222
   Net unrealized appreciation on other assets and
      liabilities denominated in foreign currencies                                          45
                                                                                   ------------
          Total net assets                                                         $139,091,897
                                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class I (based on $123,006,099/7,334,807 shares)                                $      16.77
                                                                                   ============
   Class II (based on $16,085,798/956,821 shares)                                  $      16.81
                                                                                   ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,594)                       $1,415,052
  Interest                                                                         656
                                                                            ----------
        Total investment income                                                          $1,415,708
                                                                                         ----------
EXPENSES:
  Management fees                                                           $  444,238
  Distribution fees
     Class II                                                                   18,961
  Administrative expense                                                        28,513
  Custodian fees                                                                 8,641
  Professional fees                                                             14,078
  Printing expense                                                               5,091
  Fees and expenses of nonaffiliated Trustees                                    3,685
  Miscellaneous                                                                  2,809
                                                                            ----------
     Total expenses                                                                      $  526,016
                                                                                         ----------
        Net investment income                                                            $  889,692
                                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, CLASS ACTIONS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                            $1,865,876
     Other assets and liabilities
        denominated in foreign currencies                                          (23)  $1,865,853
                                                                            ----------   ----------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                            $1,511,987
     Other assets and liabilities denominated in foreign currencies                111   $1,512,098
                                                                            ----------   ----------
  Net realized and unrealized gain (loss) on investments,
     class actions and foreign currency transactions                                     $3,377,951
                                                                                         ----------
  Net increase in net assets resulting from operations                                   $4,267,643
                                                                                         ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              Six Months
                                                                                                 Ended
                                                                                                6/30/16      Year Ended
                                                                                              (unaudited)     12/31/15
FROM OPERATIONS:
Net investment income (loss)                                                                 $    889,692   $  1,675,595
Net realized gain (loss) on investments, class actions and foreign currency transactions        1,865,853     24,104,288
Change in net unrealized appreciation (depreciation) on investments
   and foreign currency transactions                                                            1,512,098    (25,778,129)
                                                                                             ------------   ------------
      Net increase in net assets resulting from operations                                   $  4,267,643   $      1,754
                                                                                             ------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class I ($0.12 and $0.26 per share, respectively)                                         $   (741,283)  $ (1,514,039)
   Class II ($0.10 and $0.19 per share, respectively)                                             (78,576)      (136,400)
Net realized gain:
   Class I ($3.49 and $7.01 per share, respectively)                                         $(21,164,882)  $(37,212,880)
   Class II ($3.49 and $7.01 per share, respectively)                                          (2,759,665)    (4,370,417)
                                                                                             ------------   ------------
      Total distributions to shareowners                                                     $(24,744,406)  $(43,233,736)
                                                                                             ------------   ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                             $  3,719,334   $  4,688,117
Reinvestment of distributions                                                                  24,744,406     43,233,736
Cost of shares repurchased                                                                    (12,132,302)   (31,956,834)
                                                                                             ------------   ------------
      Net increase (decrease) in net assets resulting from
         portfolio share transactions                                                        $ 16,331,438   $ 15,965,019
                                                                                             ------------   ------------
      Net decrease in net assets                                                             $ (4,145,325)  $(27,266,963)
NET ASSETS:
Beginning of period                                                                          $143,237,222   $170,504,185
                                                                                             ------------   ------------
End of period                                                                                $139,091,897   $143,237,222
                                                                                             ============   ============
Undistributed net investment income                                                          $     87,615   $     17,782
                                                                                             ============   ============

                                                 Six Months         Six Months
                                                    Ended              Ended
                                                   6/30/16            6/30/16             Year Ended       Year Ended
                                                    Shares            Amount               12/31/15         12/31/15
                                                 (unaudited)        (unaudited)             Shares           Amount
Class I
Shares sold                                         94,848         $  1,832,976              145,841       $ 3,347,494
Reinvestment of distributions                    1,303,712           21,906,165            1,892,879        38,726,919
Less shares repurchased                           (536,875)         (10,420,344)          (1,202,693)      (26,887,974)
                                                 ---------         ------------           ----------       -----------
    Net increase                                   861,685         $ 13,318,797              836,027       $15,186,439
                                                 =========         ============           ==========       ===========
Class II
Shares sold                                         97,102         $  1,886,358               61,026       $ 1,340,623
Reinvestment of distributions                      168,598            2,838,241              219,851         4,506,817
Less shares repurchased                            (87,995)          (1,711,958)            (215,111)       (5,068,860)
                                                 ---------         ------------           ----------       -----------
    Net increase                                   177,705         $  3,012,641               65,766       $   778,580)
                                                 =========         ============           ==========       ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Fund VCT Portfolio (the Portfolio) is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Portfolio are reasonable income and capital growth.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board of Trustees the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.  Security Valuation

    The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

    Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

    Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

    of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At June 30, 2016, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Foreign Currency

    Translation The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the Portfolio's taxable year. The tax character of distributions paid during the year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

    ----------------------------------------------------------------------------
                                                                         2015
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                  $ 1,773,226
    Long-term capital gain                                            41,460,510
                                                                     -----------
       Total distributions                                           $43,233,736
                                                                     ===========
    Distributable Earnings
    Undistributed ordinary income                                    $     8,915
    Undistributed long-term gain                                      23,924,177
    Net unrealized appreciation                                       40,047,239
                                                                     -----------
       Total                                                         $63,980,331
                                                                     ===========

The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustment on other common stocks.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16(UNAUDITED)                     (continued)
--------------------------------------------------------------------------------

E.  Portfolio Shares and Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the Portfolio's transfer agent, for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

    Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F.  Risks

    At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,011 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3. Transfer Agent

Effective November 2, 2015, Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc., a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class II shares. Pursuant to the Plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $215 in distribution fees payable to PFD at June 30, 2016.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                               Advisory Trustee
Lisa M. Jones, President and                           Lorraine H. Monchak*
  Chief Executive Officer
Mark E. Bradley, Treasurer and
  Chief Financial Officer
Christopher J. Kelley, Secretary and                   Trustees
  Chief Legal Officer                                  Thomas J. Perna, Chairman
                                                       David R. Bock
                                                       Benjamin M. Friedman
                                                       Margaret B.W. Graham
                                                       Marguerite A. Piret
                                                       Fred J. Ricciardi
                                                       Kenneth J. Taubes

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

*  Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   19611-10-0816

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer High Yield VCT Portfolio -- Class I and II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      7

  Financial Statements                                                        25

  Notes to Financial Statements                                               30

  Trustees, Officers, and Service Providers                                   37

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/16
--------------------------------------------------------------------------------

Portfolio Diversification*
(As a percentage of total investment in securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                                       64.4%
Convertible Corporate Bonds                                                14.0%
International Corporate Bonds                                               7.6%
U.S. Common Stocks                                                          5.0%
Senior Secured Loans                                                        2.9%
Mutual Fund Closed End                                                      2.3%
Convertible Preferred Stocks                                                1.6%
Collateralized Mortgage Obligations                                         1.3%
U.S. Preferred Stocks                                                       0.7%
International Common Stocks                                                 0.2%

* Includes investment in Insurance-Linked Securities totaling 2.5% of total investment portfolio.

Five Largest Holdings
(As a percentage of long-term holdings)*

--------------------------------------------------------------------------------
1. Pioneer ILS Interval Fund                                               2.35%
--------------------------------------------------------------------------------
2. Crown Cork & Seal Co., Inc.,
   7.375%, 12/15/26                                                        1.52
--------------------------------------------------------------------------------
3. Frontier Communications
   Corp., 8.75%, 4/15/22                                                   1.36
--------------------------------------------------------------------------------
4. Valeant Pharmaceuticals
   International, Inc., 5.875%,
   5/15/23                                                                 1.01
--------------------------------------------------------------------------------
5. Sprint Corp., 7.125%, 6/15/24                                           0.99
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                        6/30/16           12/31/15
  Class I                                         $8.84              $8.55
  Class II                                        $8.77              $8.49

                                  Net
Distributions per Share           Investment     Short-Term        Long-Term
(1/1/16 - 6/30/16)                Income         Capital Gains     Capital Gains
  Class I                         $0.2200        $ --              $ --
  Class II                        $0.2078        $ --              $ --

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer High Yield VCT Portfolio at net asset value during the periods shown, compared to that of the Bank of America (BofA) Merrill Lynch (ML) US High Yield Index and the BofA ML All-Convertibles Speculative Quality Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

          Pioneer High            Pioneer High
          Yield VCT Portfolio     Yield VCT Portfolio     BofA ML US           BofA ML All-Convertibles
          Class I                 Class II                High Yield Index     Speculative Quality Index
6/06      $10,000                 $10,000                 $10,000              $10,000
6/07      $11,318                 $11,300                 $11,173              $11,949
6/08      $11,099                 $11,055                 $10,940              $10,797
6/09      $ 9,501                 $ 9,416                 $10,553              $ 8,637
6/10      $11,786                 $11,657                 $13,458              $11,138
6/11      $14,592                 $14,427                 $15,530              $14,101
6/12      $14,569                 $14,313                 $16,539              $13,421
6/13      $16,581                 $16,239                 $18,125              $16,062
6/14      $18,710                 $18,284                 $20,263              $19,766
6/15      $18,493                 $17,984                 $20,152              $18,729
6/16      $18,073                 $17,521                 $20,496              $17,846

The BofA ML US High Yield Index is an unmanaged, commonly accepted measure of the performance of high-yield securities. The BofA ML All-Convertibles Speculative Quality Index is an unmanaged index of high-yield US convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

--------------------------------------------------------------------------------
                                                                         BofA ML
                                                    BofA ML     All-Convertibles
                                                    US High          Speculative
                       Class I     Class II     Yield Index        Quality Index
--------------------------------------------------------------------------------
10 Years                 6.10%        5.77%           7.44%                5.96%
5 Years                  4.37%        3.96%           5.71%                4.82%
1 Year                  -2.27%       -2.58%           1.71%               -4.72%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                   $1,000.00          $1,000.00
Ending Account Value on 6/30/16                     $1,060.70          $1,058.40
Expenses Paid During Period*                        $    4.51          $    5.78

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.88% and 1.13% for Class I and Class II shares respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                   $1,000.00          $1,000.00
Ending Account Value on 6/30/16                     $1,020.49          $1,019.24
Expenses Paid During Period*                        $    4.42          $    5.67

* Expenses are equal to the Portfolio's annualized net expense ratio of 0.88% and 1.13% for Class I and Class II shares respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following discussion, portfolio managers Tracy Wright and Andrew Feltus discuss the factors that affected the performance of Pioneer High Yield VCT Portfolio during the six-month period ended June 30, 2016. Ms. Wright, lead portfolio manager of the Portfolio and a senior vice president at Pioneer, and Mr. Feltus, Director of High Yield and Bank Loans, a senior vice president, and a portfolio manager at Pioneer, are responsible for the day-to-day management of the Portfolio.

Q: How did the Portfolio perform during the six-month period ended June 30, 2016?

A: The Portfolio's Class I shares returned 6.07% at net asset value during the six-month period ended June 30, 2016, and Class II shares returned 5.84%, while the Portfolio's benchmarks, the Bank of America Merrill Lynch (BofA
     ML) US High Yield Index and the BofA ML All-Convertibles Speculative Quality Index, returned 9.32% and 3.45%, respectively. During the same period, the average return of the 109 variable portfolios in Lipper's High Yield Underlying Funds category was 6.52%.

Q: Could you please describe the market environment for high-yield bonds during the six-month period ended June 30, 2016?

A: January saw so-called "risk" assets decline in value due to renewed market concerns surrounding China's slowing economic growth rate and a further slide in energy prices. High-yield bonds would remain under pressure through the early part of February. However, credit-market sentiment rebounded strongly over the last several weeks of the first calendar quarter of 2016, as the US Federal Reserve (the Fed) signaled that it was prepared to push back its timetable for additional interest-rate hikes, and central banks overseas engaged in significant easing of monetary policy to help stimulate growth. A meaningful recovery in oil prices from their January lows also helped boost investor sentiment as the period progressed.

     For most of the second quarter (April 1 through June 30), credit-sensitive areas of the market benefited from continued improvement in commodity prices as well as the aforementioned support from global central banks. As the six-month period neared its end, however, markets were caught off guard by the results of the "Brexit" referendum, in which the electorate in the United Kingdom (UK) voted to leave the European Union. The uncertainties raised by the Brexit vote and the potential for further fragmentation in Europe drove an investor flight to safety that pushed US Treasury yields down to historically low levels.

     Overall, though, apart from the difficult days immediately following the Brexit vote, credit-sensitive areas of the market, including high-yield securities, generally rallied over the second half of the period and finished the six months with positive returns.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

Q: Can you review the Portfolio's principal strategies during the six-month period ended June 30, 2016, and the degree to which they added to or detracted from returns versus its benchmark?

A: With respect to the Portfolio's core allocation to high-yield bonds, benchmark-relative performance was constrained by an underweight to energy, in particular, the Portfolio's relative lack of exposure to lower-quality, distressed names and "fallen angels" in the energy sector that had experienced downgrades during the period. In addition, we have maintained a Portfolio underweight to the basic materials sector, which includes such industries as metals & mining, forestry, and chemicals. The underweight detracted from benchmark-relative returns during the period as metals & mining companies benefited from a strengthening in commodity prices. On the positive side within high-yield bonds, the Portfolio's positioning within both the telecommunication services and utilities sectors contributed positively to benchmark-relative performance.

     Outside of high-yield bonds, we maintained non-benchmark allocations in the Portfolio to convertible bonds and equities, with a focus on sectors not well represented within high-yield bonds, or where we saw better valuations than those available within the high-yield market. The non-benchmark positions detracted from relative results over the six-month period, as returns for both convertibles and equities lagged the performance of high-yield bonds. Within the Portfolio's non-benchmark allocations, we have been attracted to health care issuers, which we view as well positioned to benefit from both increased utilization rates due to the Affordable Care Act, and from secular growth based on favorable demographic trends. Despite the struggles over the past six months, we continue to view the modest exposure to convertibles and equities as helping to improve the Portfolio's long-term total return profile.

     With respect to credit quality, the Portfolio's below-benchmark exposure to lower-quality CCC-rated issues acted as a drag on relative returns during the period, as distressed credits rebounded dramatically over the six months. The main factors in the rebound were the recovery in energy prices and the greatly improved default outlook.

Q: Can you discuss the factors that affected the Portfolio's income generation, or yield, during the six-month period ended June 30, 2016?

A: The Portfolio's income generation and yield provided to shareholders was relatively stable over the six-month period. The Portfolio's position in convertible securities and common stocks resulted in a lower yield compared with a portfolio comprised entirely of high-yield bonds; however, as noted earlier, we view those allocations as a positive factor in helping to improve the Portfolio's total return profile.

Q: What role did derivatives play in the Portfolio's investment process and benchmark-relative results during the six-month period ended June 30, 2016?

A: During the period, we utilized credit-default-swap indices in an attempt to maintain the desired level of Portfolio exposure to the high-yield market, while also seeking to maintain sufficient liquidity to make opportunistic purchases, and to help meet any unanticipated shareholder redemptions. The strategy had a neutral effect on the Portfolio's benchmark-relative performance.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in high-yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to prepayments.

The Portfolio may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Derivatives may have a leveraging effect on the Portfolio.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Q: What is your assessment of the current climate for fixed-income investing, and how have you positioned the Portfolio based on your views?

A: Despite the extraordinary swings in market sentiment experienced over the last six months amid muted economic activity overseas and persistent geopolitical uncertainties, we maintain a constructive outlook with respect to the US economy and overall corporate credit fundamentals. The current expectation is that the Fed's rate-hiking cycle, post-Brexit, will now be even more gradual and measured in nature. Meanwhile, we continue to monitor the factors that have the potential to influence the direction of oil prices, and have modestly increased the Portfolio's energy exposure, while remaining underweight in the sector relative to the benchmark.

     As of June 30, 2016, the average default rate for high-yield bonds remains below historical averages. On balance, we believe conditions are supportive of high yield as an asset class, and that we have positioned the Portfolio accordingly.

Please refer to the Schedule of Investments on pages 7 to 24 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              CONVERTIBLE CORPORATE BONDS - 13.6%
                              Energy - 0.8%
                              Oil & Gas Equipment & Services - 0.1%
      85,000                  SEACOR Holdings, Inc., 3.0%, 11/15/28                                              $     68,000
                                                                                                                 ------------
                              Oil & Gas Exploration & Production - 0.4%
     220,000                  Cobalt International Energy, Inc., 2.625%, 12/1/19                                 $     82,500
     150,000                  Whiting Petroleum Corp., 1.25%, 4/1/20                                                  118,688
                                                                                                                 ------------
                                                                                                                 $    201,188
                                                                                                                 ------------
                              Oil & Gas Storage & Transportation - 0.3%
     200,000                  Golar LNG, Ltd., 3.75%, 3/7/17                                                     $    190,760
                                                                                                                 ------------
                              Total Energy                                                                       $    459,948
                                                                                                                 ------------
                              Materials - 0.1%
                              Diversified Metals & Mining - 0.1%
      50,000                  RTI International Metals, Inc., 1.625%, 10/15/19                                   $     53,000
                                                                                                                 ------------
                              Total Materials                                                                    $     53,000
                                                                                                                 ------------
                              Capital Goods - 1.1%
                              Aerospace & Defense - 0.1%
      95,000                  The KEYW Holding Corp., 2.5%, 7/15/19                                              $     87,697
                                                                                                                 ------------
                              Construction & Engineering - 0.5%
     230,000                  Dycom Industries, Inc., 0.75%, 9/15/21 (144A)                                      $    261,912
                                                                                                                 ------------
                              Electrical Components & Equipment - 0.5%
     459,000                  General Cable Corp., 4.5%, 11/15/29 (Step)                                         $    263,064
                                                                                                                 ------------
                              Total Capital Goods                                                                $    612,673
                                                                                                                 ------------
                              Consumer Durables & Apparel - 1.2%
                              Homebuilding - 1.2%
     185,000                  CalAtlantic Group, Inc., 0.25%, 6/1/19                                             $    171,241
     245,000                  CalAtlantic Group, Inc., 1.25%, 8/1/32                                                  263,375
     275,000                  KB Home, 1.375%, 2/1/19                                                                 262,625
                                                                                                                 ------------
                                                                                                                 $    697,241
                                                                                                                 ------------
                              Total Consumer Durables & Apparel                                                  $    697,241
                                                                                                                 ------------
                              Consumer Services - 0.2%
                              Specialized Consumer Services - 0.2%
     100,000                  Ascent Capital Group, Inc., 4.0%, 7/15/20                                          $     56,812
      65,000                  Carriage Services, Inc., 2.75%, 3/15/21                                                  76,334
                                                                                                                 ------------
                                                                                                                 $    133,146
                                                                                                                 ------------
                              Total Consumer Services                                                            $    133,146
                                                                                                                 ------------
                              Retailing - 0.7%
                              Internet Retail - 0.7%
     380,000                  Shutterfly, Inc., 0.25%, 5/15/18                                                   $    376,438
                                                                                                                 ------------
                              Total Retailing                                                                    $    376,438
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Health Care Equipment & Services - 2.2%
                              Health Care Equipment - 1.5%
     355,000                  Insulet Corp., 2.0%, 6/15/19                                                       $    337,250
     190,000                  NuVasive, Inc., 2.25%, 3/15/21 (144A)                                                   224,912
     295,000                  Wright Medical Group, Inc., 2.0%, 2/15/20                                               269,556
                                                                                                                 ------------
                                                                                                                 $    831,718
                                                                                                                 ------------
                              Health Care Supplies - 0.5%
      85,000                  Endologix, Inc., 2.25%, 12/15/18                                                   $     77,934
     135,000                  Endologix, Inc., 3.25%, 11/1/20                                                         175,584
      70,000                  Quidel Corp., 3.25%, 12/15/20                                                            64,838
                                                                                                                 ------------
                                                                                                                 $    318,356
                                                                                                                 ------------
                              Managed Health Care - 0.2%
      95,000                  Molina Healthcare, Inc.                                                            $    128,547
                                                                                                                 ------------
                              Total Health Care Equipment & Services                                             $  1,278,621
                                                                                                                 ------------
                              Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
                              Biotechnology - 1.8%
      75,000                  BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20                                      $     86,719
     330,000                  Cepheid, 1.25%, 2/1/21                                                                  286,069
     165,000                  Emergent BioSolutions, Inc., 2.875%, 1/15/21                                            186,759
     245,000                  Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22                                          250,972
     200,000                  PDL BioPharma, Inc., 4.0%, 2/1/18                                                       189,500
                                                                                                                 ------------
                                                                                                                 $  1,000,019
                                                                                                                 ------------
                              Pharmaceuticals - 1.2%
     320,000                  Innoviva, Inc., 2.125%, 1/15/23                                                    $    252,800
     200,000                  Jazz Investments I, Ltd., 1.875%, 8/15/21                                               214,125
     115,000                  The Medicines Co., 2.5%, 1/15/22                                                        135,484
      85,000                  The Medicines Co., 2.75%, 7/15/23 (144A)                                                 81,494
                                                                                                                 ------------
                                                                                                                 $    683,903
                                                                                                                 ------------
                              Life Sciences Tools & Services - 0.1%
      85,000                  Albany Molecular Research, Inc., 2.25%, 11/15/18                                   $     87,072
                                                                                                                 ------------
                              Total Pharmaceuticals, Biotechnology & Life Sciences                               $  1,770,994
                                                                                                                 ------------
                              Software & Services - 2.5%
                              Internet Software & Services - 0.8%
     240,000                  Twitter, Inc., 0.25%, 9/15/19                                                      $    219,900
     160,000                  WebMD Health Corp., 1.5%, 12/1/20                                                       203,100
      35,000                  WebMD Health Corp., 2.625%, 6/15/23 (144A)                                               34,147
                                                                                                                 ------------
                                                                                                                 $    457,147
                                                                                                                 ------------
                              Data Processing & Outsourced Services - 0.5%
     265,000                  Cardtronics, Inc., 1.0%, 12/1/20                                                   $    265,662
                                                                                                                 ------------
                              Application Software - 1.1%
      75,000                  Citrix Systems, Inc., 0.5%, 4/15/19                                                $     83,438
     310,000                  Mentor Graphics Corp., 4.0%, 4/1/31                                                     340,031
     100,000                  Nuance Communications, Inc., 1.0%, 12/15/35 (144A)                                       87,875
     125,000                  Synchronoss Technologies, Inc., 0.75%, 8/15/19                                          123,672
                                                                                                                 ------------
                                                                                                                 $    635,016
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Systems Software - 0.1%
      30,000                  FireEye, Inc., 1.0%, 6/1/35                                                        $     27,206
      30,000                  FireEye, Inc., 1.625%, 6/1/35                                                            26,090
                                                                                                                 ------------
                                                                                                                 $     53,296
                                                                                                                 ------------
                              Total Software & Services                                                          $  1,411,121
                                                                                                                 ------------
                              Technology Hardware & Equipment - 1.0%
                              Communications Equipment - 0.6%
     360,000                  Finisar Corp., 0.5%, 12/15/33                                                      $    347,175
                                                                                                                 ------------
                              Electronic Components - 0.4%
     310,000                  Vishay Intertechnology, Inc., 2.25%, 5/15/41                                       $    241,994
                                                                                                                 ------------
                              Total Technology Hardware & Equipment                                              $    589,169
                                                                                                                 ------------
                              Semiconductors & Semiconductor Equipment - 0.7%
                              Semiconductors - 0.7%
     220,000                  ON Semiconductor Corp., 1.0%, 12/1/20                                              $    198,196
     235,000                  SunPower Corp., 0.875%, 6/1/21                                                          189,909
                                                                                                                 ------------
                                                                                                                 $    388,105
                                                                                                                 ------------
                              Total Semiconductors & Semiconductor Equipment                                     $    388,105
                                                                                                                 ------------
                              TOTAL CONVERTIBLE CORPORATE BONDS
                              (Cost $8,173,246)                                                                  $  7,770,456
                                                                                                                 ------------
                              PREFERRED STOCKS - 0.1%
                              Diversified Financials - 0.1%
                              Consumer Finance - 0.1%
       3,022        6.41      GMAC Capital Trust I, Floating Rate Note, 2/15/40                                  $     75,006
                                                                                                                 ------------
                              Total Diversified Financials                                                       $     75,006
                                                                                                                 ------------
                              TOTAL PREFERRED STOCKS
                              (Cost $71,949)                                                                     $     75,006
                                                                                                                 ------------
                              CONVERTIBLE PREFERRED STOCKS - 1.6%
                              Consumer Durables & Apparel - 0.8%
                              Home Furnishings - 0.8%
       5,000                  Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK) (e)                         $    456,250
                                                                                                                 ------------
                              Total Consumer Durables & Apparel                                                  $    456,250
                                                                                                                 ------------
                              Health Care Equipment & Services - 0.3%
                              Health Care Supplies - 0.2%
         397                  Alere, Inc., 3.0%, 12/31/49 (Perpetual)                                            $    133,682
                                                                                                                 ------------
                              Health Care Services - 0.0%+
          28                  BioScrip, Inc., (Perpetual) (f)                                                    $      2,512
                                                                                                                 ------------
                              Health Care Facilities - 0.1%
          75                  Kindred Healthcare, Inc., 7.5%, 12/1/17                                            $     45,278
                                                                                                                 ------------
                              Total Health Care Equipment & Services                                             $    181,472
                                                                                                                 ------------
                              Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
                              Pharmaceuticals - 0.1%
          75                  Allergan plc, 5.5%, 3/1/18                                                         $     62,522
                                                                                                                 ------------
                              Total Pharmaceuticals, Biotechnology & Life Sciences                               $     62,522
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Banks - 0.4%
                              Diversified Banks - 0.4%
         155                  Wells Fargo & Co., 7.5% (Perpetual)                                                $    201,376
                                                                                                                 ------------
                              Total Banks                                                                        $    201,376
                                                                                                                 ------------
                              TOTAL CONVERTIBLE PREFERRED STOCKS
                              (Cost $778,329)                                                                    $    901,620
                                                                                                                 ------------

      Shares
                              COMMON STOCKS - 5.2%
                              Energy - 0.2%
                              Oil & Gas Exploration & Production - 0.1%
       1,252                  Swift Energy Co.                                                                   $     30,073
                                                                                                                 ------------
                              Oil & Gas Refining & Marketing - 0.1%
       2,156                  Marathon Petroleum Corp.*                                                          $     81,842
                                                                                                                 ------------
                              Total Energy                                                                       $    111,915
                                                                                                                 ------------
                              Materials - 0.3%
                              Commodity Chemicals - 0.3%
       2,531                  LyondellBasell Industries NV                                                       $    188,357
                                                                                                                 ------------
                              Total Materials                                                                    $    188,357
                                                                                                                 ------------
                              Capital Goods - 0.1%
                              Aerospace & Defense - 0.1%
         669                  Orbital ATK, Inc.                                                                  $     56,959
                                                                                                                 ------------
                              Total Capital Goods                                                                $     56,959
                                                                                                                 ------------
                              Transportation - 0.2%
                              Airlines - 0.2%
       3,377                  United Continental Holdings, Inc.*                                                 $    138,592
                                                                                                                 ------------
                              Total Transportation                                                               $    138,592
                                                                                                                 ------------
                              Automobiles & Components - 0.7%
                              Automobile Manufacturers - 0.7%
      32,557                  Ford Motor Co.                                                                     $    409,241
                                                                                                                 ------------
                              Total Automobiles & Components                                                     $    409,241
                                                                                                                 ------------
                              Consumer Services - 0.3%
                              Restaurants - 0.3%
       2,937                  Starbucks Corp.                                                                    $    167,761
                                                                                                                 ------------
                              Total Consumer Services                                                            $    167,761
                                                                                                                 ------------
                              Health Care Equipment & Services - 0.6%
                              Health Care Services - 0.1%
       9,932                  BioScrip, Inc.*                                                                    $     25,327
                                                                                                                 ------------
                              Managed Health Care - 0.5%
       1,506                  Aetna, Inc.                                                                        $    183,928
         833                  Cigna Corp.                                                                             106,616
                                                                                                                 ------------
                                                                                                                 $    290,544
                                                                                                                 ------------
                              Total Health Care Equipment & Services                                             $    315,871
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

                Floating
                Rate (b)
      Shares    (unaudited)                                                                                             Value
                              Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
                              Pharmaceuticals - 0.2%
       2,400                  Mylan NV                                                                           $    103,776
                                                                                                                 ------------
                              Life Sciences Tools & Services - 0.6%
         733                  Bio-Rad Laboratories, Inc.*                                                        $    104,834
       1,591                  Thermo Fisher Scientific, Inc.                                                          235,086
                                                                                                                 ------------
                                                                                                                 $    339,920
                                                                                                                 ------------
                              Total Pharmaceuticals, Biotechnology & Life Sciences                               $    443,696
                                                                                                                 ------------
                              Banks - 0.2%
                              Diversified Banks - 0.2%
       1,635                  JPMorgan Chase & Co.                                                               $    101,599
                                                                                                                 ------------
                              Total Banks                                                                        $    101,599
                                                                                                                 ------------
                              Diversified Financials - 0.2%
                              Consumer Finance - 0.2%
       1,402                  Capital One Financial Corp.                                                        $     89,041
                                                                                                                 ------------
                              Total Diversified Financials                                                       $     89,041
                                                                                                                 ------------
                              Real Estate - 0.7%
                              Diversified REIT - 0.7%
      18,825                  Forest City Enterprises LP*                                                        $    419,986
                                                                                                                 ------------
                              Total Real Estate                                                                  $    419,986
                                                                                                                 ------------
                              Technology Hardware & Equipment - 0.9%
                              Computer Storage & Peripherals - 0.2%
       3,800                  EMC Corp.                                                                          $    103,246
                                                                                                                 ------------
                              Technology Hardware, Storage & Peripherals - 0.5%
       9,441                  NCR Corp.*                                                                         $    262,177
                                                                                                                 ------------
                              Electronic Manufacturing Services - 0.2%
       2,564                  TE Connectivity, Ltd.                                                              $    146,430
                                                                                                                 ------------
                              Total Technology Hardware & Equipment                                              $    511,853
                                                                                                                 ------------
                              TOTAL COMMON STOCKS
                              (Cost $2,308,325)                                                                  $  2,954,871
                                                                                                                 ------------

   Principal
   Amount ($)
                              COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
                              Banks - 1.4%
                              Thrifts & Mortgage Finance - 1.4%
     100,000        5.04      CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)                  $     96,748
     100,000        6.01      COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)                         94,804
      37,886                  Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)                              24,862
     129,000        4.10      JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS,
                              Floating Rate Note, 11/18/47 (144A)                                                      94,998
     100,000        4.19      JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS,
                              Floating Rate Note, 1/18/46 (144A)                                                       88,350
     150,000        4.04      JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN,
                              Floating Rate Note, 6/15/29 (144A)                                                      143,226
     100,000                  ML-CFC Commercial Mortgage Trust 2006-4, 5.239%, 12/12/49                                99,280
     100,000        5.57      Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49                  99,517

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Thrifts & Mortgage Finance (continued)
      17,337                  RALI Series 2003-QS15 Trust, 5.5%, 8/25/33                                         $     17,614
                                                                                                                 ------------
                                                                                                                 $    759,399
                                                                                                                 ------------
                              Total Banks                                                                        $    759,399
                                                                                                                 ------------
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                              (Cost $791,295)                                                                    $    759,399
                                                                                                                 ------------
                              CORPORATE BONDS - 70.1%
                              Energy - 12.7%
                              Oil & Gas Drilling - 0.3%
      50,000                  Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)                                    $     23,625
      50,000                  Rowan Companies, Inc., 4.75%, 1/15/24                                                    40,625
     183,000                  Rowan Companies, Inc., 5.4%, 12/1/42                                                    120,780
      19,000                  Rowan Companies, Inc., 5.85%, 1/15/44                                                    12,732
                                                                                                                 ------------
                                                                                                                 $    197,762
                                                                                                                 ------------
                              Oil & Gas Equipment & Services - 0.8%
     225,000                  Archrock Partners LP, 6.0%, 10/1/22                                                $    199,125
     105,000                  Archrock Partners LP, 6.0%, 4/1/21                                                       93,975
     165,000                  McDermott International, Inc., 8.0%, 5/1/21 (144A)                                      141,900
                                                                                                                 ------------
                                                                                                                 $    435,000
                                                                                                                 ------------
                              Oil & Gas Exploration & Production - 6.5%
     145,000                  Antero Resources Corp., 6.0%, 12/1/20                                              $    146,572
     225,000                  Carrizo Oil & Gas, Inc., 6.25%, 4/15/23                                                 216,562
     150,000                  Concho Resources, Inc., 5.5%, 4/1/23                                                    150,375
     120,000                  Continental Resources, Inc., 3.8%, 6/1/24                                               104,700
     210,000                  Denbury Resources, Inc., 5.5%, 5/1/22                                                   141,750
     195,000                  EPL Oil & Gas, Inc., 8.25%, 2/15/18                                                      20,475
      85,000                  Gulfport Energy Corp., 6.625%, 5/1/23                                                    83,725
     285,000                  Gulfport Energy Corp., 7.75%, 11/1/20                                                   292,838
      52,000                  Halcon Resources Corp., 12.0%, 2/15/22 (144A)                                            47,580
     170,000                  Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)                                              162,350
     150,000                  Legacy Reserves LP, 6.625%, 12/1/21                                                      63,000
     255,000                  Memorial Resource Development Corp., 5.875%, 7/1/22                                     254,362
      65,000                  Newfield Exploration Co., 5.375%, 1/1/26                                                 63,212
     365,000                  Oasis Petroleum, Inc., 6.875%, 3/15/22                                                  337,169
     210,000                  Parsley Energy LLC, 7.5%, 2/15/22 (144A)                                                218,925
     150,000                  PDC Energy, Inc., 7.75%, 10/15/22                                                       156,000
      50,000                  QEP Resources, Inc., 5.25%, 5/1/23                                                       46,000
     100,000                  QEP Resources, Inc., 5.375%, 10/1/22                                                     93,250
     100,000                  Range Resources Corp., 5.0%, 3/15/23                                                     93,750
     110,000                  Range Resources Corp., 5.75%, 6/1/21                                                    107,525
     370,000                  Rice Energy Inc., 6.25%, 5/1/22                                                         367,225
     290,000                  Sanchez Energy Corp., 6.125%, 1/15/23                                                   224,025
     255,000                  Whiting Petroleum Corp., 6.25%, 4/1/23                                                  228,225
     100,000                  WPX Energy, Inc., 7.5%, 8/1/20                                                           99,812
                                                                                                                 ------------
                                                                                                                 $  3,719,407
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Oil & Gas Refining & Marketing - 1.3%
     525,000                  Calumet Specialty Products Partners LP, 6.5%, 4/15/21                              $    375,375
      40,000                  EnLink Midstream Partners LP, 5.05%, 4/1/45                                              32,684
     116,000                  EnLink Midstream Partners LP, 5.6%, 4/1/44                                               96,462
     235,000                  Tesoro Corp., 5.375%, 10/1/22                                                           239,700
                                                                                                                 ------------
                                                                                                                 $    744,221
                                                                                                                 ------------
                              Oil & Gas Storage & Transportation - 3.6%
     185,000                  Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)                                  $    175,288
     100,000                  Genesis Energy LP, 5.75%, 2/15/21                                                        94,500
      70,000                  Genesis Energy LP, 6.75%, 8/1/22                                                         67,900
     225,000                  Global Partners LP, 6.25%, 7/15/22                                                      187,312
     150,000                  Holly Energy Partners LP, 6.5%, 3/1/20                                                  150,750
     140,000                  ONEOK, Inc., 7.5%, 9/1/23                                                               149,100
     495,000                  Sabine Pass Liquefaction LLC, 5.75%, 5/15/24                                            491,288
     125,000                  Targa Resources Partners LP, 4.125%, 11/15/19                                           123,750
     135,000                  Targa Resources Partners LP, 5.25%, 5/1/23                                              127,575
     340,000                  The Williams Companies, Inc., 5.75%, 6/24/44                                            289,850
     170,000                  Western Refining Logistics LP, 7.5%, 2/15/23                                            167,450
                                                                                                                 ------------
                                                                                                                 $  2,024,763
                                                                                                                 ------------
                              Coal & Consumable Fuels - 0.2%
     125,000                  SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)                                  $    105,000
                                                                                                                 ------------
                              Total Energy                                                                       $  7,226,153
                                                                                                                 ------------
                              Materials - 4.8%
                              Commodity Chemicals - 0.5%
      60,000                  Hexion, Inc., 6.625%, 4/15/20                                                      $     50,178
     100,000                  Tronox Finance LLC, 6.375%, 8/15/20                                                      74,250
     220,000                  Tronox Finance LLC, 7.5%, 3/15/22 (144A)                                                158,400
                                                                                                                 ------------
                                                                                                                 $    282,828
                                                                                                                 ------------
                              Diversified Chemicals - 0.1%
      70,000                  CVR Partners LP, 9.25%, 6/15/23 (144A)                                             $     71,225
                                                                                                                 ------------
                              Specialty Chemicals - 0.5%
     150,000                  A Schulman, Inc., 6.875%, 6/1/23 (144A)                                            $    149,775
      45,000                  Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)                                45,338
      55,000                  PQ Corp., 6.75%, 11/15/22 (144A)                                                         57,338
                                                                                                                 ------------
                                                                                                                 $    252,451
                                                                                                                 ------------
                              Metal & Glass Containers - 2.4%
     160,000                  Ball Corp., 5.25%, 7/1/25                                                          $    166,800
     765,000                  Crown Cork & Seal Co., Inc., 7.375%, 12/15/26                                           841,500
     175,000                  Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)                                       180,162
     175,000                  Reynolds Group Issuer, Inc., 8.25%, 2/15/21                                             183,071
                                                                                                                 ------------
                                                                                                                 $  1,371,533
                                                                                                                 ------------
                              Paper Packaging - 0.7%
     200,000                  AEP Industries, Inc., 8.25%, 4/15/19                                               $    204,000
     200,000                  Coveris Holding Corp., 10.0%, 6/1/18 (144A)                                             200,000
                                                                                                                 ------------
                                                                                                                 $    404,000
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Diversified Metals & Mining - 0.2%
      80,000                  Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)                               $     69,600
      25,000                  Teck Resources, Ltd., 8.0%, 6/1/21 (144A)                                                25,750
      25,000                  Teck Resources, Ltd., 8.5%, 6/1/24 (144A)                                                25,938
                                                                                                                 ------------
                                                                                                                 $    121,288
                                                                                                                 ------------
                              Steel - 0.2%
      70,000                  ArcelorMittal, 6.125%, 6/1/25                                                      $     69,650
      55,000                  United States Steel Corp., 8.375%, 7/1/21 (144A)                                         57,750
                                                                                                                 ------------
                                                                                                                 $    127,400
                                                                                                                 ------------
                              Paper Products - 0.2%
     165,000                  Resolute Forest Products, Inc., 5.875%, 5/15/23                                    $    129,938
                                                                                                                 ------------
                              Total Materials                                                                    $  2,760,663
                                                                                                                 ------------
                              Capital Goods - 3.7%
                              Aerospace & Defense - 0.7%
     355,000                  DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)                                           $    330,150
      71,339                  DynCorp International, Inc., 11.875%, 11/30/20 (PIK)                                     59,568
                                                                                                                 ------------
                                                                                                                 $    389,718
                                                                                                                 ------------
                              Building Products - 0.5%
     210,000                  Griffon Corp., 5.25%, 3/1/22                                                       $    207,375
      50,000                  Griffon Corp., 5.25%, 3/1/22 (144A)                                                      49,375
                                                                                                                 ------------
                                                                                                                 $    256,750
                                                                                                                 ------------
                              Construction & Engineering - 0.3%
     185,000                  MasTec, Inc., 4.875%, 3/15/23                                                      $    171,588
                                                                                                                 ------------
                                                                                                                 $    171,588
                                                                                                                 ------------
                              Construction & Farm Machinery & Heavy Trucks - 0.5%
     350,000                  Titan International, Inc., 6.875%, 10/1/20                                         $    294,438
                                                                                                                 ------------
                              Industrial Machinery - 0.8%
     325,000                  Apex Tool Group LLC, 7.0%, 2/1/21 (144A)                                           $    280,312
     155,000                  Xerium Technologies, Inc., 8.875%, 6/15/18                                              152,675
                                                                                                                 ------------
                                                                                                                 $    432,987
                                                                                                                 ------------
                              Trading Companies & Distributors - 0.9%
     200,000                  Rexel SA, 5.25%, 6/15/20 (144A)                                                    $    207,000
     330,000                  United Rentals North America, Inc., 5.75%, 11/15/24                                     332,475
                                                                                                                 ------------
                                                                                                                 $    539,475
                                                                                                                 ------------
                              Total Capital Goods                                                                $  2,084,956
                                                                                                                 ------------
                              Commercial Services & Supplies - 0.4%
                              Diversified Support Services - 0.4%
     230,000                  NANA Development Corp., 9.5%, 3/15/19 (144A)                                       $    195,500
                                                                                                                 ------------
                              Total Commercial Services & Supplies                                               $    195,500
                                                                                                                 ------------
                              Transportation - 1.1%
                              Airlines - 0.3%
       4,559                  Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17               $      4,627
     175,000                  Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)                            154,000
                                                                                                                 ------------
                                                                                                                 $    158,627
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Railroads - 0.3%
     245,000                  Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)                            $    208,250
                                                                                                                 ------------
                              Trucking - 0.5%
     185,000                  Jack Cooper Holdings Corp., 9.25%, 6/1/20                                          $    118,862
     200,000                  syncreon Group BV, 8.625%, 11/1/21 (144A)                                               150,000
                                                                                                                 ------------
                                                                                                                 $    268,862
                                                                                                                 ------------
                              Total Transportation                                                               $    635,739
                                                                                                                 ------------
                              Automobiles & Components - 1.3%
                              Auto Parts & Equipment - 0.7%
     182,000                  International Automotive Components Group SA, 9.125%, 6/1/18 (144A)                $    182,000
     200,000                  Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)                                 202,000
                                                                                                                 ------------
                                                                                                                 $    384,000
                                                                                                                 ------------
                              Automobile Manufacturers - 0.6%
     230,000                  TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)                             $    225,400
     150,000                  ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)                                   151,968
                                                                                                                 ------------
                                                                                                                 $    377,368
                                                                                                                 ------------
                              Total Automobiles & Components                                                     $    761,368
                                                                                                                 ------------
                              Consumer Durables & Apparel - 3.4%
                              Homebuilding - 2.9%
     105,000                  CalAtlantic Group, Inc., 5.375%, 10/1/22                                           $    106,838
     190,000                  KB Home, 7.5%, 9/15/22                                                                  195,700
     175,000                  Lennar Corp., 4.5%, 6/15/19                                                             181,632
     125,000                  Lennar Corp., 4.75%, 11/15/22                                                           127,031
     180,000                  MDC Holdings, Inc., 5.5%, 1/15/24                                                       178,200
     325,000                  Rialto Holdings LLC, 7.0%, 12/1/18 (144A)                                               325,812
     220,000                  Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)                               221,100
     335,000                  Toll Brothers Finance Corp., 4.875%, 11/15/25                                           331,650
                                                                                                                 ------------
                                                                                                                 $  1,667,963
                                                                                                                 ------------
                              Textiles - 0.5%
     280,000                  Springs Industries, Inc., 6.25%, 6/1/21                                            $    282,800
                                                                                                                 ------------
                              Total Consumer Durables & Apparel                                                  $  1,950,763
                                                                                                                 ------------
                              Consumer Services - 3.7%
                              Casinos & Gaming - 1.2%
      18,608                  Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)   $        140
     655,000                  Scientific Games International, Inc., 10.0%, 12/1/22                                    532,188
     250,000                  Scientific Games International, Inc., 6.25%, 9/1/20                                     158,125
                                                                                                                 ------------
                                                                                                                 $    690,453
                                                                                                                 ------------
                              Hotels, Resorts & Cruise Lines - 1.1%
     200,000                  NCL Corp., Ltd., 5.25%, 11/15/19 (144A)                                            $    202,000
     155,000                  Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)                                                158,488
     300,000                  Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)                                             255,750
                                                                                                                 ------------
                                                                                                                 $    616,238
                                                                                                                 ------------
                              Restaurants - 0.5%
     140,000                  KFC Holding Co., 5.0%, 6/1/24 (144A)                                               $    142,450
     140,000                  KFC Holding Co., 5.25%, 6/1/26 (144A)                                                   143,500
                                                                                                                 ------------
                                                                                                                 $    285,950
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Specialized Consumer Services - 0.9%
     200,000                  Constellis Holdings LLC, 9.75%, 5/15/20 (144A)                                     $    190,950
     340,000                  Sotheby's, 5.25%, 10/1/22 (144A)                                                        327,250
                                                                                                                 ------------
                                                                                                                 $    518,200
                                                                                                                 ------------
                              Total Consumer Services                                                            $  2,110,841
                                                                                                                 ------------
                              Media - 4.1%
                              Advertising - 0.1%
      85,000                  MDC Partners, Inc., 6.5%, 5/1/24 (144A)                                            $     84,362
                                                                                                                 ------------
                              Broadcasting - 2.0%
     205,000                  CCO Holdings LLC, 5.5%, 5/1/26 (144A)                                              $    208,075
     280,000                  Gannett Co., Inc., 6.375%, 10/15/23                                                     297,500
     135,000                  Gray Television, Inc., 5.875%, 7/15/26 (144A)                                           135,338
     215,000                  LIN Television Corp., 5.875%, 11/15/22                                                  216,075
     175,000                  Quebecor Media, Inc., 5.75%, 1/15/23                                                    177,625
      90,000                  Univision Communications, Inc., 5.125%, 2/15/25 (144A)                                   88,988
                                                                                                                 ------------
                                                                                                                 $  1,123,601
                                                                                                                 ------------
                              Cable & Satellite - 1.3%
     140,000                  DISH DBS Corp., 5.875%, 11/15/24                                                   $    130,200
      80,000                  DISH DBS Corp., 7.75%, 7/1/26 (144A)                                                     82,400
     125,000                  Intelsat Luxembourg SA, 7.75%, 6/1/21                                                    30,625
     135,000                  Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)                                           133,988
     375,000                  Videotron, Ltd., 5.375%, 6/15/24 (144A)                                                 380,625
                                                                                                                 ------------
                                                                                                                 $    757,838
                                                                                                                 ------------
                              Movies & Entertainment - 0.7%
     220,000                  Cinemark USA, Inc., 4.875%, 6/1/23                                                 $    217,800
     180,000                  Regal Entertainment Group, Inc., 5.75%, 2/1/25                                          177,300
                                                                                                                 ------------
                                                                                                                 $    395,100
                                                                                                                 ------------
                              Total Media                                                                        $  2,360,901
                                                                                                                 ------------
                              Retailing - 1.3%
                              Specialty Stores - 0.1%
      80,000                  Outerwall, Inc., 5.875%, 6/15/21                                                   $     68,400
                                                                                                                 ------------
                              Automotive Retail - 1.2%
     250,000                  Asbury Automotive Group, Inc., 6.0%, 12/15/24                                      $    251,875
     230,000                  CST Brands, Inc., 5.0%, 5/1/23                                                          233,450
     175,000                  DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)                                   160,781
                                                                                                                 ------------
                                                                                                                 $    646,106
                                                                                                                 ------------
                              Total Retailing                                                                    $    714,506
                                                                                                                 ------------
                              Food & Staples Retailing - 0.9%
                              Food Retail - 0.9%
     140,000                  C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)                                  $    132,650
     350,000                  Darling Ingredients, Inc., 5.375%, 1/15/22                                              361,158
                                                                                                                 ------------
                                                                                                                 $    493,808
                                                                                                                 ------------
                              Total Food & Staples Retailing                                                     $    493,808
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Food, Beverage & Tobacco - 2.1%
                              Distillers & Vintners - 0.4%
     200,000                  Constellation Brands, Inc., 3.75%, 5/1/21                                          $    206,700
                                                                                                                 ------------
                              Packaged Foods & Meats - 1.2%
     215,000                  Post Holdings, Inc., 6.0%, 12/15/22 (144A)                                         $    220,375
     315,000                  Post Holdings, Inc., 6.75%, 12/1/21 (144A)                                              333,112
      75,000                  Post Holdings, Inc., 7.375%, 2/15/22                                                     78,844
      35,000                  Post Holdings, Inc., 8.0%, 7/15/25 (144A)                                                38,806
                                                                                                                 ------------
                                                                                                                 $    671,137
                                                                                                                 ------------
                              Tobacco - 0.5%
     365,000                  Alliance One International, Inc., 9.875%, 7/15/21                                  $    307,969
                                                                                                                 ------------
                              Total Food, Beverage & Tobacco                                                     $  1,185,806
                                                                                                                 ------------
                              Household & Personal Products - 0.3%
                              Personal Products - 0.3%
     200,000                  Revlon Consumer Products Corp., 5.75%, 2/15/21                                     $    193,000
                                                                                                                 ------------
                              Total Household & Personal Products                                                $    193,000
                                                                                                                 ------------
                              Health Care Equipment & Services - 4.0%
                              Health Care Services - 0.4%
     150,000                  BioScrip, Inc., 8.875%, 2/15/21                                                    $    138,750
     105,000                  RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)                     107,625
                                                                                                                 ------------
                                                                                                                 $    246,375
                                                                                                                 ------------
                              Health Care Facilities - 3.3%
      50,000                  CHS, 6.875%, 2/1/22                                                                $     43,750
     330,000                  CHS, Inc., 7.125%, 7/15/20                                                              305,940
     400,000                  HCA, Inc., 5.25%, 6/15/26                                                               415,250
     435,000                  Kindred Healthcare Inc., 6.375%, 4/15/22                                                388,238
     200,000                  LifePoint Health, Inc., 5.375%, 5/1/24 (144A)                                           200,500
     130,000                  Quorum Health Corp., 11.625%, 4/15/23 (144A)                                            130,650
     215,000                  Universal Hospital Services, Inc., 7.625%, 8/15/20                                      197,531
     160,000                  Vizient, Inc., 10.375%, 3/1/24 (144A)                                                   171,600
                                                                                                                 ------------
                                                                                                                 $  1,853,459
                                                                                                                 ------------
                              Managed Health Care - 0.3%
     180,000                  Centene Corp., 4.75%, 5/15/22                                                      $    183,600
                                                                                                                 ------------
                              Total Health Care Equipment & Services                                             $  2,283,434
                                                                                                                 ------------
                              Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
                              Pharmaceuticals - 1.8%
     200,000                  Endo Finance LLC, 5.75%, 1/15/22 (144A)                                            $    180,480
     140,000                  Endo Finance LLC, 5.875%, 1/15/23 (144A)                                                121,450
     205,000                  Endo, Ltd., 6.0%, 7/15/23 (144A)                                                        179,375
     695,000                  Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)                     561,212
                                                                                                                 ------------
                                                                                                                 $  1,042,517
                                                                                                                 ------------
                              Total Pharmaceuticals, Biotechnology & Life Sciences                               $  1,042,517
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Banks - 3.5%
                              Diversified Banks - 2.9%
     425,000        6.50      Bank of America Corp., Floating Rate Note, 10/23/49                                $    452,625
      75,000        6.30      Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)                          79,688
     325,000        5.90      Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)                               320,125
     200,000        6.25      Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)                               205,500
     320,000        8.12      Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)                     317,812
     325,000        8.00      Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)              303,062
                                                                                                                 ------------
                                                                                                                 $  1,678,812
                                                                                                                 ------------
                              Thrifts & Mortgage Finance - 0.6%
     335,000                  Provident Funding Associates LP, 6.75%, 6/15/21 (144A)                             $    317,412
                                                                                                                 ------------
                              Total Banks                                                                        $  1,996,224
                                                                                                                 ------------
                              Diversified Financials - 3.9%
                              Specialized Finance - 2.0%
     200,000                  Fly Leasing, Ltd., 6.375%, 10/15/21                                                $    194,000
     200,000                  Fly Leasing, Ltd., 6.75%, 12/15/20                                                      201,000
     545,000                  Nationstar Mortgage LLC, 6.5%, 7/1/21                                                   465,975
     300,000                  Oxford Finance LLC, 7.25%, 1/15/18 (144A)                                               300,000
                                                                                                                 ------------
                                                                                                                 $  1,160,975
                                                                                                                 ------------
                              Consumer Finance - 1.5%
     230,000                  Ally Financial, Inc., 4.625%, 3/30/25                                              $    226,262
     200,000                  Ally Financial, Inc., 4.625%, 5/19/22                                                   201,500
     150,000                  Ally Financial, Inc., 5.75%, 11/20/25                                                   150,375
     200,000        5.55      Capital One Financial Corp., Floating Rate Note, 12/31/49 (Perpetual)                   197,500
     110,000                  TMX Finance LLC, 8.5%, 9/15/18 (144A)                                                    88,000
                                                                                                                 ------------
                                                                                                                 $    863,637
                                                                                                                 ------------
                              Investment Banking & Brokerage - 0.4%
     200,000        5.55      Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)                           $    198,120
                                                                                                                 ------------
                              Total Diversified Financials                                                       $  2,222,732
                                                                                                                 ------------
                              Insurance - 0.2%
                              Insurance Brokers - 0.1%
      45,000                  USI, Inc. New York, 7.75%, 1/15/21 (144A)                                          $     44,550
                                                                                                                 ------------
                              Reinsurance - 0.1%
      70,000                  Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c) (d)                              $      4,900
      80,000                  Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (c) (d)                                    80,768
                                                                                                                 ------------
                                                                                                                 $     85,668
                                                                                                                 ------------
                              Total Insurance                                                                    $    130,218
                                                                                                                 ------------
                              Real Estate - 1.9%
                              Diversified REIT - 0.4%
     210,000                  MPT Operating Partnership LP, 5.5%, 5/1/24                                         $    215,250
                                                                                                                 ------------
                              Specialized REIT - 1.1%
     142,830                  AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)                $    139,973
     310,000                  Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)                              315,425
     200,000                  Iron Mountain, Inc., 5.75%, 8/15/24                                                     202,000
                                                                                                                 ------------
                                                                                                                 $    657,398
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Real Estate Services - 0.4%
     235,000                  Kennedy-Wilson, Inc., 5.875%, 4/1/24                                               $    229,125
                                                                                                                 ------------
                              Total Real Estate                                                                  $  1,101,773
                                                                                                                 ------------
                              Software & Services - 3.0%
                              Internet Software & Services - 1.2%
     250,000                  Cimpress NV, 7.0%, 4/1/22 (144A)                                                   $    247,500
      63,000                  IAC, 4.875%, 11/30/18                                                                    64,339
     365,000                  j2 Cloud Services, Inc., 8.0%, 8/1/20                                                   379,600
                                                                                                                 ------------
                                                                                                                 $    691,439
                                                                                                                 ------------
                              IT Consulting & Other Services - 0.6%
     150,000                  Diamond 1 Finance Corp., 5.875%, 6/15/21 (144A)                                    $    152,966
      90,000                  Diamond 1 Finance Corp., 7.125%, 6/15/24 (144A)                                          93,998
     105,000                  Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)                                  101,850
                                                                                                                 ------------
                                                                                                                 $    348,814
                                                                                                                 ------------
                              Data Processing & Outsourced Services - 0.9%
     155,000                  First Data Corp., 5.0%, 1/15/24 (144A)                                             $    155,388
     265,000                  First Data Corp., 5.75%, 1/15/24 (144A)                                                 263,012
      95,000                  First Data Corp., 7.0%, 12/1/23 (144A)                                                   96,188
                                                                                                                 ------------
                                                                                                                 $    514,588
                                                                                                                 ------------
                              Application Software - 0.3%
     135,000                  Open Text Corp., 5.875%, 6/1/26 (144A)                                             $    135,338
                                                                                                                 ------------
                              Total Software & Services                                                          $  1,690,179
                                                                                                                 ------------
                              Technology Hardware & Equipment - 1.1%
                              Communications Equipment - 0.8%
     100,000                  Brocade Communications Systems, Inc., 4.625%, 1/15/23                              $     96,375
      90,000                  CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)                                 92,250
     175,000                  CommScope, Inc., 5.0%, 6/15/21 (144A)                                                   178,762
      75,000                  Plantronics, Inc., 5.5%, 5/31/23 (144A)                                                  74,062
                                                                                                                 ------------
                                                                                                                 $    441,449
                                                                                                                 ------------
                              Technology Hardware, Storage & Peripherals - 0.3%
     165,000                  Diebold, Inc., 8.5%, 4/15/24 (144A)                                                $    163,762
                                                                                                                 ------------
                              Total Technology Hardware & Equipment                                              $    605,211
                                                                                                                 ------------
                              Semiconductors & Semiconductor Equipment - 0.8%
                              Semiconductor Equipment - 0.3%
     175,000                  Entegris, Inc., 6.0%, 4/1/22 (144A)                                                $    179,156
                                                                                                                 ------------
                              Semiconductors - 0.5%
     205,000                  Micron Technology, Inc., 5.25%, 8/1/23 (144A)                                      $    174,762
      75,000                  Micron Technology, Inc., 5.5%, 2/1/25                                                    63,750
      50,000                  Micron Technology, Inc., 5.625%, 1/15/26 (144A)                                          41,625
                                                                                                                 ------------
                                                                                                                 $    280,137
                                                                                                                 ------------
                              Total Semiconductors & Semiconductor Equipment                                     $    459,293
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Telecommunication Services - 7.5%
                              Integrated Telecommunication Services - 4.6%
     375,000                  CenturyLink, Inc., 6.45%, 6/15/21                                                  $    381,094
     253,000                  Cincinnati Bell, Inc., 8.375%, 10/15/20                                                 263,856
     751,000                  Frontier Communications Corp., 8.75%, 4/15/22                                           754,755
     250,000                  GCI, Inc., 6.875%, 4/15/25                                                              252,970
     300,000                  Level 3 Financing, Inc., 5.25%, 3/15/26 (144A)                                          294,000
     205,000                  Windstream Corp., 7.5%, 6/1/22                                                          184,500
     500,000                  Windstream Services LLC, 7.75%, 10/15/20                                                490,000
                                                                                                                 ------------
                                                                                                                 $  2,621,175
                                                                                                                 ------------
                              Wireless Telecommunication Services - 2.9%
     200,000                  Altice Financing SA, 6.625%, 2/15/23 (144A)                                        $    196,374
     200,000                  Altice US Finance I Corp., 5.375%, 7/15/23 (144A)                                       198,500
     685,000                  Sprint Corp., 7.125%, 6/15/24                                                           546,288
     330,000                  Sprint Corp., 7.25%, 9/15/21                                                            281,325
      80,000                  T-Mobile USA, Inc., 6.0%, 4/15/24                                                        82,800
      65,000                  T-Mobile USA, Inc., 6.5%, 1/15/26                                                        68,575
     285,000                  T-Mobile USA, Inc., 6.542%, 4/28/20                                                     293,906
                                                                                                                 ------------
                                                                                                                 $  1,667,768
                                                                                                                 ------------
                              Total Telecommunication Services                                                   $  4,288,943
                                                                                                                 ------------
                              Utilities - 2.6%
                              Electric Utilities - 0.9%
     445,000                  Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)                                    $    391,600
     165,000                  Talen Energy Supply LLC, 6.5%, 6/1/25                                                   136,950
                                                                                                                 ------------
                                                                                                                 $    528,550
                                                                                                                 ------------
                              Gas Utilities - 0.8%
      30,000                  DCP Midstream Operating LP, 3.875%, 3/15/23                                        $     27,300
      49,000                  DCP Midstream Operating LP, 4.95%, 4/1/22                                                48,142
     225,000                  DCP Midstream Operating LP, 5.6%, 4/1/44                                                192,375
     210,000                  Ferrellgas LP, 6.75%, 1/15/22                                                           191,100
                                                                                                                 ------------
                                                                                                                 $    458,917
                                                                                                                 ------------
                              Independent Power Producers & Energy Traders - 0.9%
      50,000                  AES Corp. Virginia, 5.5%, 3/15/24                                                  $     51,188
      55,000                  Calpine Corp., 5.25%, 6/1/26 (144A)                                                      54,862
     200,000                  Calpine Corp., 5.375%, 1/15/23                                                          195,000
      55,000                  Calpine Corp., 5.75%, 1/15/25                                                            53,488
     140,000                  NRG Energy, Inc., 7.25%, 5/15/26 (144A)                                                 139,300
                                                                                                                 ------------
                                                                                                                 $    493,838
                                                                                                                 ------------
                              Total Utilities                                                                    $  1,481,305
                                                                                                                 ------------
                              TOTAL CORPORATE BONDS
                              (Cost $41,115,345)                                                                 $ 39,975,833
                                                                                                                 ------------
                              SENIOR FLOATING RATE LOAN INTERESTS - 2.9%**
                              Energy - 0.3%
                              Oil & Gas Drilling - 0.3%
     169,390        7.50      Jonah Energy LLC, Term Loan (Second Lien), 5/8/21                                  $    150,334
                                                                                                                 ------------
                              Total Energy                                                                       $    150,334
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Materials - 0.4%
                              Steel - 0.4%
     225,000        6.00      Zekelman Industries, Inc., Term Loan, 6/8/21                                       $    225,000
                                                                                                                 ------------
                              Total Materials                                                                    $    225,000
                                                                                                                 ------------
                              Capital Goods - 0.4%
                              Aerospace & Defense - 0.1%
      75,000        5.47      DynCorp International, Inc., Term Loan B2, 7/7/20                                  $     73,562
                                                                                                                 ------------
                              Building Products - 0.3%
     154,288        6.00      Builders FirstSource, Inc., Initial Term Loan, 7/24/22                             $    154,539
                                                                                                                 ------------
                              Industrial Conglomerates - 0.0%+
      20,213        8.25      Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21                  $     19,926
                                                                                                                 ------------
                              Total Capital Goods                                                                $    248,027
                                                                                                                 ------------
                              Commercial Services & Supplies - 0.1%
                              Security & Alarm Services - 0.1%
      83,068        4.25      Monitronics International, Inc., Term B Loan, 3/23/18                              $     82,393
                                                                                                                 ------------
                              Total Commercial Services & Supplies                                               $     82,393
                                                                                                                 ------------
                              Automobiles & Components - 0.4%
                              Automobile Manufacturers - 0.4%
     218,194        3.50      Chrysler Group LLC, Term Loan B, 5/24/17                                           $    218,389
                                                                                                                 ------------
                              Total Automobiles & Components                                                     $    218,389
                                                                                                                 ------------
                              Consumer Services - 0.1%
                              Restaurants - 0.1%
      76,949        4.00      Landry's, Inc., B Term Loan, 4/24/18                                               $     77,016
                                                                                                                 ------------
                              Total Consumer Services                                                            $     77,016
                                                                                                                 ------------
                              Media - 0.1%
                              Broadcasting - 0.1%
      38,655        4.00      Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20     $     38,465
                                                                                                                 ------------
                              Total Media                                                                        $     38,465
                                                                                                                 ------------
                              Food & Staples Retailing - 0.4%
                              Food Distributors - 0.4%
     280,000        8.25      Del Monte Foods Consumer Products, Term Loan (Second Lien), 5/26/21                $    201,600
                                                                                                                 ------------
                              Total Food & Staples Retailing                                                     $    201,600
                                                                                                                 ------------
                              Health Care Equipment & Services - 0.1%
                              Health Care Services - 0.1%
      25,247        6.50      Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21                               $     25,247
      32,472        6.50      BioScrip, Inc., Initial Term B Loan, 7/31/20                                             31,173
      29,766        6.50      BioScrip, Inc., Term Loan, 7/31/20                                                       28,576
                                                                                                                 ------------
                                                                                                                 $     84,996
                                                                                                                 ------------
                              Total Health Care Equipment & Services                                             $     84,996
                                                                                                                 ------------
                              Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
                              Biotechnology - 0.3%
     189,022        7.00      Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22                         $    169,647
                                                                                                                 ------------
                              Total Pharmaceuticals, Biotechnology & Life Sciences                               $    169,647
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                Floating
   Principal    Rate (b)
   Amount ($)   (unaudited)                                                                                             Value
                              Diversified Financials - 0.3%
                              Investment Banking & Brokerage - 0.3%
     165,000        8.63      Concentra, Inc., Initial Term Loan (Second Lien), 4/8/23                           $    161,750
                                                                                                                 ------------
                              Total Diversified Financials                                                       $    161,750
                                                                                                                 ------------
                              TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                              (Cost $1,761,936)                                                                  $  1,657,617
                                                                                                                 ------------

      Shares
                              MUTUAL FUNDS - 2.3%
                              Diversified Financials - 2.3%
                              Asset Management & Custody Banks - 2.3%
     122,642                  Pioneer ILS Interval Fund (g)                                                      $  1,300,000
                                                                                                                 ------------
                              Total Diversified Financials                                                       $  1,300,000
                                                                                                                 ------------
                              TOTAL MUTUAL FUNDS
                              (Cost $1,300,000)                                                                  $  1,300,000
                                                                                                                 ------------
                              RIGHTS / WARRANTS - 0.0%+
                              Health Care Equipment & Services - 0.0%+
                              Health Care Services - 0.0%+
          80                  BioScrip, Inc. (Class A) 6/30/25 (f)                                               $         --
          80                  BioScrip, Inc. (Class B) 6/30/25 (f)                                                         --
                                                                                                                 ------------
                                                                                                                 $         --
                                                                                                                 ------------
                              Total Health Care Equipment & Services                                             $         --
                                                                                                                 ------------
                              TOTAL RIGHTS / WARRANTS
                              (Cost $0)                                                                          $         --
                                                                                                                 ------------
                              TOTAL INVESTMENT IN SECURITIES - 97.2%
                              (Cost $56,300,425) (a)                                                             $ 55,394,802
                                                                                                                 ------------
                              OTHER ASSETS & LIABILITIES - 2.8%                                                  $  1,609,597
                                                                                                                 ------------
                              TOTAL NET ASSETS - 100.0%                                                          $ 57,004,399
                                                                                                                 ============

+           Amount rounds to less than 0.1%.

*           Non-income producing security.

REMICS      Real Estate Mortgage Investment Conduits.

REIT        Real Estate Investment Trust.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2016, the value of these securities amounted to $16,053,346 or 28.2% of total net assets.

(Perpetual) Security with no stated maturity date.

(PIK)       Represents a pay in kind security.

(Step) Bond issued with an initial coupon rate which converts to a higher rate at a later date.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
            Rate), (ii) the prime rate offered by one or more major U.S. banks,
            (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At June 30, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $56,321,982 was as follows:

              Aggregate gross unrealized appreciation for all investments in which
                there is an excess of value over tax cost                                    $  2,706,102

              Aggregate gross unrealized depreciation for all investments in which
                there is an excess of tax cost over value                                      (3,633,282)
                                                                                             ------------
              Net unrealized depreciation                                                    $   (927,180)
                                                                                             ============

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)         Rate to be determined.

(d) Structured reinsurance investment. At June 30, 2016, the value of these securities amounted to $85,668 or 0.1% of total net assets. See Notes To Financial Statements -- Note 1F.

(e)         Security is in default and is non-income producing.

(f) Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes To Financial Statements -- Note 1A.

(g)         Affiliated funds managed by Pioneer Investment Management, Inc.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016 were as follows:

                                                    Purchases              Sales
Long-Term U.S. Government                         $        --        $        --
Other Long-Term Securities                        $19,994,673        $19,678,832

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                                                       Level 1         Level 2         Level 3          Total
Convertible Corporate Bonds                          $        --     $ 7,770,456     $        --     $ 7,770,456
Preferred Stocks                                          75,006              --              --          75,006
Convertible Preferred Stocks
  Energy
     Oil & Gas Exploration & Production                       --              --              --              --
  Consumer Durables & Apparel
     Home Furnishings                                         --         456,250              --         456,250
  Health Care Equipment & Services
     Health Care Services                                     --              --           2,512           2,512
     Health Care Facilities                                   --          45,278              --          45,278
  All Other Convertible Preferred Stocks                 397,580              --              --         397,580
Common Stock                                           2,954,871              --              --       2,954,871
Collateralized Mortgage Obligations                           --         759,399              --         759,399
Corporate Bonds
  Insurance
     Reinsurance                                              --              --          85,668          85,668
  All Other Corporate Bonds                           39,890,165              --              --      39,890,165
Senior Floating Rate Loan Interests                           --       1,657,617              --       1,657,617
Mutual Fund                                                   --       1,300,000              --       1,300,000
Rights/Warrants*                                              --              --              --              --
                                                     -----------     -----------     -----------     -----------
Total                                                $43,317,622     $11,989,000     $    88,180     $55,394,802
                                                     ===========     ===========     ===========     ===========
*    Security is valued at $0.

Other Financial Instruments
Unrealized depreciation on future contracts          $      (910)    $        --     $        --     $      (910)
                                                     -----------     -----------     -----------     -----------
Total Other Financial Instruments                    $      (910)    $        --     $        --     $      (910)
                                                     ===========     ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

                                                                   Convertible
                                                                    Preferred      Corporate
                                                                      Stocks         Bonds         Total
Balance as of 12/31/15                                                $2,118       $ 78,036      $ 80,154
Realized gain (loss)(1)                                                   --             --            --
Change in unrealized appreciation (depreciation)(2)                      394        (72,368)      (71,974)
Purchases                                                                 --         80,000        80,000
Sales                                                                     --             --            --
Transfers in to Level 3*                                                  --             --            --
Transfers out of Level 3*                                                 --             --            --
                                                                      ------       --------      --------
Balance as of 6/30/16                                                 $2,512       $ 85,668      $ 88,180
                                                                      ======       ========      ========

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments still held as of 6/30/16     $(71,974)
                                                                                                 ========

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of June 30, 2016:

                                                      Level 1       Level 2      Level 3       Total
Assets:
Restricted Cash                                      $     --      $ 75,000     $     --     $ 75,000
Liabilities:
Variation margin for futures contracts                (15,210)           --           --      (15,210)
                                                     --------      --------     --------     --------
Total                                                $(15,210)     $ 75,000     $     --     $ 59,790
                                                     ========      ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Six Months
                                                    Ended                                                             Year Ended
                                                   6/30/16     Year Ended      Year Ended   Year Ended  Year Ended     12/31/11
                                                 (unaudited)    12/31/15        12/31/14     12/31/13    12/31/12   (Consolidated)
Class I
Net asset value, beginning of period               $  8.55       $  9.65         $ 10.49      $ 10.47     $  9.92       $ 10.64
                                                   -------       -------         -------      -------     -------       -------
Increase (decrease) from investment operations:
  Net investment income (loss)                     $  0.22(a)    $  0.42(a)      $  0.45      $  0.50     $  0.56       $  0.59
  Net realized and unrealized
    gain (loss) on investments                        0.29         (0.75)          (0.41)        0.70        0.96         (0.75)
                                                   -------       -------         -------      -------     -------       -------
    Net increase (decrease)
      from investment operations                   $  0.51       $ (0.33)        $  0.04      $  1.20     $  1.52       $ (0.16)
Distribution to shareowners:
  Net investment income                            $ (0.22)      $ (0.45)        $ (0.49)     $ (0.56)    $ (0.57)      $ (0.56)
  Net realized gain                                     --         (0.32)          (0.39)       (0.62)      (0.40)           --
                                                   -------       -------         -------      -------     -------       -------
  Total distributions                              $ (0.22)      $ (0.77)        $ (0.88)     $ (1.18)    $ (0.97)      $ (0.56)
                                                   -------       -------         -------      -------     -------       -------
    Net increase (decrease) in net asset value     $  0.29       $ (1.10)        $ (0.84)     $  0.02     $  0.55       $ (0.72)
                                                   -------       -------         -------      -------     -------       -------
Net asset value, end of period                     $  8.84       $  8.55         $  9.65      $ 10.49     $ 10.47       $  9.92
                                                   =======       =======         =======      =======     =======       =======
Total return*                                         6.07%        (3.93)%(c)       0.09%       12.07%      16.08%        (1.68)%
Ratio of net expenses to average net assets (b)       0.88%**       0.92%           0.86%        0.85%       0.86%         0.82%
Ratio of net investment income (loss) to
  average net assets                                  5.18%**       4.45%           4.39%        4.78%       5.39%         5.47%
Portfolio turnover rate                                 70%**         32%             51%          39%         44%           43%
Net assets, end of period (in thousands)           $46,594       $45,949         $56,519      $62,232     $59,937       $58,084

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and
      0.00%, respectively.

(c) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (4.04)%.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Six Months
                                                    Ended                                                             Year Ended
                                                   6/30/16     Year Ended      Year Ended   Year Ended  Year Ended     12/31/11
                                                 (unaudited)    12/31/15        12/31/14     12/31/13    12/31/12   (Consolidated)
Class II
Net asset value, beginning of period               $  8.49       $  9.59         $ 10.44      $ 10.42     $  9.88       $ 10.61
                                                   -------       -------         -------      -------     -------       -------
Increase (decrease) from investment operations:
  Net investment income (loss)                     $  0.21(a)    $  0.39(a)      $  0.43      $  0.47     $  0.54       $  0.55
  Net realized and unrealized
    gain (loss) on investments                        0.28         (0.75)          (0.43)        0.70        0.94         (0.75)
                                                   -------       -------         -------      -------     -------       -------
    Net increase (decrease)
      from investment operations                   $  0.49       $ (0.36)        $    --      $  1.17     $  1.48       $ (0.20)
Distribution to shareowners:
  Net investment income                            $ (0.21)      $ (0.42)        $ (0.46)     $ (0.53)    $ (0.54)      $ (0.53)
  Net realized gain                                     --         (0.32)          (0.39)       (0.62)      (0.40)           --
                                                   -------       -------         -------      -------     -------       -------
  Total distributions                              $ (0.21)      $ (0.74)        $ (0.85)     $ (1.15)    $ (0.94)      $ (0.53)
                                                   -------       -------         -------      -------     -------       -------
    Net increase (decrease) in net asset value     $  0.28       $ (1.10)        $ (0.85)     $  0.02     $  0.54       $ (0.73)
                                                   -------       -------         -------      -------     -------       -------
Net asset value, end of period                     $  8.77       $  8.49         $  9.59      $ 10.44     $ 10.42       $  9.88
                                                   =======       =======         =======      =======     =======       =======
Total return*                                         5.84%        (4.23)%(c)      (0.29)%      11.82%      15.73%        (2.04)%
Ratio of net expenses to average net assets (b)       1.13%**       1.18%           1.10%        1.11%       1.12%         1.07%
Ratio of net investment income (loss) to
  average net assets                                  4.83%**       4.17%           4.09%        4.54%       5.10%         5.18%
Portfolio turnover rate                                 70%**         32%             51%          39%         44%           43%
Net assets, end of period (in thousands)           $10,411       $10,629         $12,640      $18,240     $13,124       $14,696

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and
      0.00%, respectively.

(c) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (4.34)%.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value (cost $55,000,425)          $54,094,802
  Investment in securities of an affiliated issuer, at value (cost $1,300,000)             1,300,000
                                                                                         -----------
     Total investments in securities, at value (cost $56,300,425)                        $55,394,802
  Restricted cash*                                                                            75,000
  Receivables --
     Investment securities sold                                                            8,131,597
     Portfolio shares sold                                                                    26,131
     Interest                                                                                686,903
     Dividends                                                                                 5,561
  Other assets                                                                                41,625
                                                                                         -----------
        Total assets                                                                     $64,361,619
                                                                                         -----------

LIABILITIES:
  Payables --
     Investment securities purchased                                                     $   271,109
     Portfolio shares repurchased                                                             39,887
     Trustee fees                                                                                 14
  Due to custodian                                                                         6,988,794
  Variation margin on futures contracts                                                       15,210
  Due to affiliates                                                                            1,859
  Accrued expenses                                                                            40,347
                                                                                         -----------
        Total liabilities                                                                $ 7,357,220
                                                                                         -----------

NET ASSETS:
  Paid-in capital                                                                        $60,392,640
  Undistributed net investment income                                                         47,481
  Accumulated net realized loss on investments, futures contracts and swap contracts      (2,529,189)
  Net unrealized depreciation on investments                                                (905,623)
  Unrealized depreciation on futures contracts                                                  (910)
                                                                                         -----------
        Total net assets                                                                 $57,004,399
                                                                                         -----------

NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $46,593,761/5,271,420 shares)                                        $      8.84
                                                                                         ===========
  Class II (based on $10,410,638/1,187,389 shares)                                       $      8.77
                                                                                         ===========

* Represents restricted cash deposited at the custodian and/or counterparty for derivative contracts.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
  Interest                                                                 $ 1,781,961
  Dividends                                                                     65,784
                                                                           -----------
        Total investment income                                                           $ 1,847,745
                                                                                          -----------
EXPENSES:
  Management fees                                                          $   197,019
  Distribution fees
     Class II                                                                   20,494
  Administrative expense                                                        17,936
  Custodian fees                                                                11,156
  Professional fees                                                             23,546
  Printing expense                                                               4,843
  Fees and expenses of nonaffiliated Trustees                                    3,604
  Miscellaneous                                                                 11,349
                                                                           -----------
     Total expenses                                                                       $   289,947
                                                                                          -----------
        Net investment income                                                             $ 1,557,798
                                                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND SWAP CONTRACTS:
  Net realized gain (loss) on:
     Investments                                                           $(1,698,460)
     Futures contracts                                                          35,053
     Swap contracts                                                             54,798    $(1,608,609)
                                                                           -----------    -----------
  Change in net unrealized appreciation (depreciation) on:
     Investments (including from affiliated Issuer of $--)                 $ 3,816,492
     Futures contracts                                                           9,545
     Swap contracts                                                             10,648    $ 3,836,685
                                                                           -----------    -----------
  Net realized and unrealized gain (loss) on investments,
     futures contracts and swap contracts                                                 $ 2,228,076
                                                                                          -----------
  Net Increase in net assets resulting from operations                                    $ 3,785,874
                                                                                          ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    Six Months
                                                                                       Ended
                                                                                      6/30/16        Year Ended
                                                                                    (unaudited)       12/31/15
FROM OPERATIONS:
Net investment income (loss)                                                        $  1,557,798    $  2,942,105
Net realized gain (loss) on investments, futures contracts and swap contracts         (1,608,609)       (839,285)
Change in net unrealized appreciation (depreciation) on investments,
  futures contracts and swap contracts                                                 3,836,685      (4,473,242)
                                                                                    ------------    ------------
     Net increase (decrease) in net assets resulting from operations                $  3,785,874    $ (2,370,422)
                                                                                    ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class I ($0.22 and $0.45 per share, respectively)                              $ (1,160,904)   $ (2,520,632)
     Class II ($0.21 and $0.42 per share, respectively)                                 (398,405)       (620,192)
Net realized gain:
     Class I ($0.00 and $0.32 per share, respectively)                                        --      (1,800,672)
     Class II ($0.00 and $0.32 per share, respectively)                                       --        (435,808)
                                                                                    ------------    ------------
        Total distributions to shareowners                                          $ (1,559,309)   $ (5,377,304)
                                                                                    ------------    ------------

FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                    $ 15,876,296    $ 20,709,366
Reinvestment of distributions                                                          1,522,945       5,377,304
Cost of shares repurchased                                                           (19,199,213)    (30,919,771)
                                                                                    ------------    ------------
     Net decrease in net assets resulting from Portfolio share transactions         $ (1,799,972)   $ (4,833,101)
                                                                                    ------------    ------------
     Net increase (decrease) in net assets                                          $    426,593    $(12,580,827)

NET ASSETS:
Beginning of period                                                                 $ 56,577,806    $ 69,158,633
                                                                                    ------------    ------------
End of period                                                                       $ 57,004,399    $ 56,577,806
                                                                                    ============    ============
Undistributed net investment income                                                 $     47,481    $     48,992
                                                                                    ============    ============

                                              Six Months        Six Months
                                                 Ended             Ended
                                                6/30/16           6/30/16         Year Ended        Year Ended
                                                 Shares            Amount          12/31/15          12/31/15
                                              (unaudited)       (unaudited)         Shares            Amount
CLASS I
Shares sold                                      214,590       $  1,836,551          416,136       $  3,930,954
Reinvestment of distributions                    135,138          1,160,904          458,272          4,321,304
Less shares repurchased                         (453,720)        (3,853,380)      (1,353,740)       (12,660,742)
                                              ----------       ------------       ----------       ------------
      Net decrease                              (103,992)      $   (855,925)        (479,332)      $ (4,408,484)
                                              ==========       ============       ==========       ============
CLASS II
Shares sold                                    1,675,939       $ 14,039,745        1,800,508       $ 16,778,412
Reinvestment of distributions                     42,227            362,041          112,873          1,056,000
Less shares repurchased                       (1,783,475)       (15,345,833)      (1,978,506)       (18,259,029)
                                              ----------       ------------       ----------       ------------
      Net decrease                               (65,309)      $   (944,047)         (65,125)      $   (424,617)
                                              ==========       ============       ==========       ============

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield VCT Portfolio (the Portfolio) is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to maximize total return through a combination of income and capital appreciation.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.  Security Valuation

    The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

    Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

    Loan interests are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.

    Event-linked bonds or catastrophe bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

    Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

    In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

    Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

    Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable International Swap Dealer association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

    Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

    Securities or loan interests for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At June 30, 2016, three securities were valued using fair value methods (in addition to securities valued using prices supplied by independent pricing services or broker-dealers or through a third party using an insurance valuation model), representing 0.0% of net assets.

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

C.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

    The tax character of current year distributions payable will be determined at the end of the Portfolio's taxable year. The tax character of distributions paid during the year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

    ----------------------------------------------------------------------------
                                                                        2015
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                  $ 3,358,375
    Long-term capital gain                                             2,018,929
                                                                     -----------
      Total distributions                                            $ 5,377,304
                                                                     ===========
    Distributable Earnings
    (Accumulated Losses):
    Undistributed ordinary income                                    $    39,357
    Capital loss carryforward                                           (931,035)
    Net unrealized depreciation                                       (4,723,128)
                                                                     -----------
      Total                                                          $(5,614,806)
                                                                     ===========

    The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, the mark to market of swaps and futures contracts, the tax adjustments relating to credit default swaps, CAT Bonds and sidecars, interest on defaulted bonds and interest accruals on preferred stock and other holding.

D.  Portfolio Shares and Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the Portfolio's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

    Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E.  Risks

    Interest rates in the U.S. recently have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio.

    At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio invests in below investment grade (high yield) debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Portfolio's investments in foreign markets or countries with limited developing markets may also subject the Portfolio to a greater degree of risk than investments in a developed market. Risks associated with these markets include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

F.  Insurance-Linked Securities (ILS)

    The Portfolio invests in event-linked bonds. Event-linked bonds are floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event occurs, as defined within the terms of an event-linked bond, the Portfolio may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Portfolio is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, event-linked bonds may expose the Portfolio to other

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

    risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

    The Portfolio's investments in ILS may include special purpose vehicles ("SPVs") or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties ("ILWs"). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange traded instruments.

    Structured reinsurance investments, including quota share instruments, collateralized reinsurance investments and ILWs, generally are subject to the same risks as event-linked bonds. In addition, where the instruments are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for PIM to fully evaluate the underlying risk profile of the Portfolio's structured reinsurance investments and therefore the Portfolio's assets are placed at greater risk of loss than if PIM had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.

G.  Repurchase Agreements

    Repurchase agreements are arrangements under which the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specific price, which is typically higher than the purchase price paid by the Portfolio. The securities purchased serve as the Portfolio's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. The Portfolio's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss to the Portfolio. Additionally, if the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities. As of and for the six months ended June 30, 2016, the Portfolio had no open repurchase agreements.

H.  Futures Contracts

    The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2016 was $75,000 and is recorded within "Restricted cash" in the Statement of Assets and Liabilities. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. The use of futures contracts is subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the six months ended June 30, 2016 was $(1,135,453).

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

At June 30, 2016, open futures contracts were as follows:

---------------------------------------------------------------------------------------------------------
                                         Number of
                                         Contracts          Settlement                      Unrealized
Description            Counterparty      Long/(Short)         Month           Value         Depreciation
---------------------------------------------------------------------------------------------------------
S&P EMINI Future       Citibank N.A.       (13)                9/16         $ (1,358,630)      $ (910)
---------------------------------------------------------------------------------------------------------
Total                                                                       $ (1,358,630)      $ (910)
---------------------------------------------------------------------------------------------------------

I.  Credit Default Swap Agreements

    A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event on an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may sell or buy credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on Portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

    When the Portfolio enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the rights to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses in the Statement of Operations.

    Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains on losses in the Statement of Operations.

    Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio.

    Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

    The average value of credit default swap contracts open during the six months ended June 30, 2016 was $83,579.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets up to $1 billion and 0.60% on assets over $1 billion. For the six months ended June 30, 2016, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.64% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

Assets and Liabilities is $1,715 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3.  Transfer Agent

Effective November 2, 2015, Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc., a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

4.  Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class II shares (the Plan). Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $144 in distribution fees payable to PFD at June 30, 2016.

5.  Additional Disclosures about Derivative Instruments and Hedging Activities

The Portfolio's use of derivatives subjects it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2016 was as follows:

---------------------------------------------------------------------------------------------------
Statement of Assets            Interest     Credit       Foreign
and Liabilities                Rate Risk     Risk     Exchange Risk    Equity Risk   Commodity Risk
---------------------------------------------------------------------------------------------------
Liabilities
  Unrealized depreciation
  on futures contracts          $ --         $  --       $  --           $  (910)        $  --
----------------------------------------------------------------------------------------------------
  Total Value                   $ --         $  --       $  --           $  (910)        $  --
----------------------------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio   PIONEER VARIABLE CONTRACTS TRUST

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2016 was as follows:

---------------------------------------------------------------------------------------------------------------
Statement of                       Interest     Credit           Foreign
Operations                        Rate Risk      Risk      Exchange Rate Risk    Equity Risk    Commodity Risk
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  Swap contracts                     $ --      $ 54,798           $  --           $      --         $   --
  Futures contracts                    --            --              --              35,053             --
---------------------------------------------------------------------------------------------------------------
  Total Value                        $ --      $ 54,798           $  --           $  35,053         $   --
---------------------------------------------------------------------------------------------------------------
Change in net unrealized
appreciation (depreciation) on
  Swap contracts                     $ --      $ 10,648           $  --           $      --         $   --
  Futures contracts                    --            --              --               9,545             --
----------------------------------------------------------------------------------------------------------------
  Total Value                        $ --      $ 10,648           $  --           $   9,545         $   --
----------------------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                               Advisory Trustee
Lisa M. Jones, President and                           Lorraine H. Monchak*
   Chief Executive Officer
Mark E. Bradley, Treasurer and
   Chief Financial Officer
Christopher J. Kelley, Secretary and                   Trustees
   Chief Legal Officer                                 Thomas J. Perna, Chairman
                                                       David R. Bock
                                                       Benjamin M. Friedman
                                                       Margaret B.W. Graham
                                                       Marguerite A. Piret
                                                       Fred J. Ricciardi
Investment Adviser and Administrator                   Kenneth J. Taubes
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

*    Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   19622-10-0816

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                 Pioneer Strategic Income VCT Portfolio -- Class I and II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      9

  Financial Statements                                                        35

  Notes to Financial Statements                                               40

  Trustees, Officers and Service Providers                                    53

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/16
--------------------------------------------------------------------------------

Portfolio Diversification*
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                                       34.9%
U.S. Government Securities                                                 17.4%
International Corporate Bonds                                              12.6%
Senior Secured Loans                                                        9.8%
Collateralized Mortgage Obligations                                         9.5%
Foreign Government Bonds                                                    5.8%
Asset Backed Securities                                                     3.7%
Mutual Fund Closed End                                                      1.7%
Convertible Corporate Bonds                                                 1.4%
Municipal Bonds                                                             1.3%
International Common Stocks                                                 0.7%
Convertible Preferred Stocks                                                0.6%
U.S. Common Stocks                                                          0.3%
U.S. Preferred Stocks                                                       0.3%

* Includes investments in Insurance-Linked Securities totaling 1.9% of total investment portfolio.

Five Largest Holdings
(As a percentage of long-term holdings)*

--------------------------------------------------------------------------------
  1. United States Treasury
     Floating Rate Note, Floating
     Rate Note, 4/30/18                                                    2.53%
--------------------------------------------------------------------------------
  2. U.S. Treasury Inflation Indexed
     Bonds, 0.75%, 2/15/45                                                 1.87
--------------------------------------------------------------------------------
  3. Pioneer Ils Interval Fund                                             1.71
--------------------------------------------------------------------------------
  4. Government National Mortgage
     Association I, 4.0%, 4/15/42                                          1.20
--------------------------------------------------------------------------------
  5. Government National Mortgage
     Association I, 3.5%, 7/20/16                                          1.04
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distribution

Net Asset Value per Share                       6/30/16                 12/31/15
    Class I                                     $ 10.14                  $ 9.78
    Class II                                    $ 10.12                  $ 9.76

                                  Net
Distributions per Share           Investment     Short-Term        Long-Term
(1/1/15 - 6/30/16)                Income         Capital Gains     Capital Gains
    Class I                       $0.1690        $ --              $ --
    Class II                      $0.1563        $ --              $ --

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Strategic Income VCT Portfolio at net asset value during the periods shown, compared to that of the Barclays US Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

         Pioneer Strategic Income    Pioneer Strategic Income    Barclays US
         VCT Portfolio Class I       VCT Portfolio Class II      Universal Index
6/06     $ 10,000                    $ 10,000                    $ 10,000
6/07     $ 10,724                    $ 10,699                    $ 10,662
6/08     $ 11,378                    $ 11,324                    $ 11,325
6/09     $ 11,321                    $ 11,254                    $ 11,883
6/10     $ 13,438                    $ 13,331                    $ 13,143
6/11     $ 14,833                    $ 14,654                    $ 13,772
6/12     $ 15,359                    $ 15,136                    $ 14,785
6/13     $ 16,182                    $ 15,909                    $ 14,820
6/14     $ 17,307                    $ 16,959                    $ 15,591
6/15     $ 17,278                    $ 16,905                    $ 15,843
6/16     $ 17,837                    $ 17,408                    $ 16,765

The Barclays US Universal Index is an unmanaged union of the US Aggregate Index, the US High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

--------------------------------------------------------------------------------
                                                                   Barclays US
                                          Class I    Class II    Universal Index
--------------------------------------------------------------------------------
10 Years                                   5.96%       5.70%           5.30%
5 Years                                    3.76%       3.50%           4.01%
1 Year                                     3.23%       2.98%           5.82%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

     Share Class                                        I                 II
     ---------------------------------------------------------------------------
     Beginning Account Value on 1/1/16              $1,000.00          $1,000.00
     Ending Account Value on 6/30/16                $1,054.50          $1,053.30
     Expenses Paid During Period*                   $    3.83          $    5.11

* Expenses are equal to the Portfolio's annualized total expense ratio of 0.75% and 1.00%, for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.

     Share Class                                        I                  II
     ---------------------------------------------------------------------------
     Beginning Account Value on 1/1/16              $1,000.00          $1,000.00
     Ending Account Value on 6/30/16                $1,021.13          $1,019.89
     Expenses Paid During Period*                   $    3.77          $    5.02

* Expenses are equal to the Portfolio's annualized total expense ratio of 0.75% and 1.00%, for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Other wise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

After a rough start, the more credit-sensitive parts of the domestic fixed-income market rebounded in performance in the second half of the six-month period ended June 30, 2016, while Treasuries and other government securities continued to benefit from declining market interest rates. In the following interview, Kenneth J. Taubes, Andrew Feltus and Charles Melchreit discuss the factors that affected the performance of Pioneer Strategic Income VCT Portfolio during the six-month period. Mr. Taubes, Executive Vice President, Chief Investment Officer, US, and a portfolio manager at Pioneer, is responsible for the daily management of the Portfolio. He is supported by Mr. Feltus, Director of High Yield and Bank Loans, a senior vice president, and a portfolio manager at Pioneer, and Mr. Melchreit, Director of Investment-Grade Management, a senior vice president and a portfolio manager at Pioneer.

Q: How did the Portfolio perform during the six-month period ended June 30, 2016?

A: Pioneer Strategic Income VCT Portfolio's Class I shares returned 5.45% at net asset value during the six-month period ended June 30, 2016, and Class II shares returned 5.33%, while the Portfolio's benchmark, the Barclays US Universal Index (the Barclays Index), returned 5.68%. During the same period, the average return of the 49 variable portfolios in Lipper's General Bond Underlying Funds category was 4.89%.

Q: How would you describe the investment environment in the bond market during the six months ended June 30, 2016?

A: The challenging conditions that had battered the credit-sensitive sectors of the fixed-income market during the second half of 2015 persisted for the first six weeks of 2016. Sharp declines in energy prices created worries about the health of the overall industrials sector. That, in turn, led to a reduction in capital expenditures and raised concerns of a potential global recession. At the same time, the US Federal Reserve's (the Fed's) decision to hike short-term interest rates, albeit modestly, in December 2015 stoked fears that additional tightening of monetary policy was on the horizon, which could act as a brake on the already modest pace of domestic economic growth. During the early part of the period, stock prices declined, while corporate bonds underperformed Treasuries, despite recording some price gains.

     We were less pessimistic than the overall market, though, as we believed the outlook for the energy sector was more positive, and thought it unlikely that the United States would fall into recession. We also saw upside potential in Europe and believed there were early signs of economic stabilization in China and the emerging markets. Because of those views, we maintained the Portfolio's overweighted position in corporate debt, while underweighting Treasuries and other government securities.

     In February (February 11, to be exact), the equity market bottomed before starting to rise again. Energy prices began stabilizing and then began to increase. The yield spreads on corporate debt finally began to tighten, leading to better price performance than Treasuries. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.) High-yield corporates led the

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

     post-February 11 advance in the fixed-income market, but investment-grade corporates and asset-backed securities (ABS) also performed well as investors recognized the unusual value available and the wide yield advantages risk-related assets held over low-risk government debt. The credit-sensitive sectors continued to recover in price over most of the period's final four months.

     One factor in the outperformance of high yield from February onward was that the asset class had begun to look more attractive to investors after a relatively large number of energy industry credits experienced downgrades from investment grade to high yield, thus increasing their investment appeal when energy prices appeared to stabilize. In March, new industry data suggested a more favorable outlook for the energy sector, and high-yield debt took off, leading the credit-sensitive sectors in a rally that extended through the end of the six-month period.

     Two developments in June briefly reversed the upward market trends. The first development was an unexpectedly weak job-creation report in the US for May, which caused new worries about the possibility of an economic downturn. That led to declines in stock prices and outperformance by Treasuries in the fixed-income markets. Then, in a referendum on June 23, a majority of British voters supported a plan ("Brexit") to exit the European Union. Risk-related assets immediately fell into a tailspin, but the declines were short-lived and the rally in stocks and credit-sensitive securities, especially on the domestic front, resumed within a few days and continued through the end of the six-month period. At the same time, the rally in US Treasuries continued, as international investors allocated additional money to the United States in light of the uncertainty in Europe created by the Brexit vote. After a brief leveling off, the US dollar (USD) also began strengthening against foreign currencies once again, as investors balked at the negative interest rates offered by sovereign bonds of several European nations. While Treasuries were the immediate beneficiary of these flows, the markets anticipated that domestic credit-sensitive debt also would benefit, eventually. Emerging markets currencies also gained momentum late in the period as commodity prices began strengthening.

     Overall, it was an unusual period for the fixed-income markets, especially the last four and a half months from February 11 through June 30. Treasury yields fell across the yield curve, with the greatest declines occurring on the long-and intermediate-term parts, a development that fueled the rally in the prices of Treasuries and other government debt. (The yield curve is a graphic expression of the differences in yields of bonds with different maturities.)

     During the six-month period, for example, the yield on the 30-year Treasury declined from 3.02% to 2.29%; the yield on the 10-year Treasury dipped from 2.27% to 1.47%; and the two-year Treasury yield fell from 1.05% to 0.58%. At the same time, credit-sensitive debt rallied on the increasing recognition by the market that economic growth in the United States was sustainable, and that the Fed was not likely to act too aggressively with regard to raising short-term interest rates (which would have the effect of increasing the cost of corporate borrowing). While the market consensus at the beginning of 2016

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

     was that the Fed would likely raise short-term rates four times during the calendar year, by the end of the six-month period, the consensus had changed to an expectation of zero rate hikes this year, with a single rate move still seen as a possibility.

Q: What factors had the greatest influence on the Portfolio's performance relative to the benchmark Barclays Index during the six-month period ended June 30, 2016?

A: The Portfolio's overall return was quite solid, but slightly lagged the return of the Barclays Index during the period.

     Our emphasis on credit-sensitive securities in the Portfolio helped support benchmark-relative performance, but a short-duration stance proved to be a drag on relative returns as market interest rates declined and longer-duration portfolios outperformed over the six-month period. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.)

     We had positioned the Portfolio to protect assets in the event of an increase in interest rates, but, as noted earlier, rates fell over the six-month period, and so the short-duration positioning detracted from benchmark-relative returns. The negative effects of duration positioning were only partially offset by good positioning along the yield curve, as we overweighted the Portfolio to 30-year bonds and underweighted two-year and five-year securities.

     The Portfolio's allocation to domestic high-yield bonds contributed the most to benchmark-relative performance during the period, followed by exposures to floating-rate bank loans and domestic investment-grade corporates. Our emphasis on owning industrial bonds was a major positive factor in the Portfolio's relative returns during the period, with energy industry debt, in particular, a big outperformer.

     Individual securities in the Portfolio that performed particularly well during the period included the debt of Williams Company, a pipeline supplier, and securities of Denbury Energy and WPX Energy, two independent exploration-and-production companies. Among the Portfolio's investment-grade credits, commodities broker Glencore was a solid contributor to benchmark-relative returns.

     The Portfolio saw mixed results from investments in financial industry debt during the period. Holdings of the subordinated debt of large US companies such as JPMorgan Chase, Wells Fargo, and Bank of America helped relative performance after a weak start to the period, but exposure to securities of some European financial companies detracted from the Portfolio's benchmark-relative returns after the fallout from the Brexit vote hit European financials (especially banks) fairly hard.

     Individual positions that detracted from the Portfolio's benchmark-relative performance included the debt of Linn Energy, and the debt of European financials such as Credit Agricole of France and ING of the Netherlands. A position in the debt issued by domestic health care and cosmetic products company OmniCanna Health Solutions also disappointed during the period, as the company lowered growth expectations.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise.

Investments in the Portfolio are subject to possible loss due to the financial failure of the issuers of the underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

     Currency positioning did not have a material effect on the Portfolio's benchmark-relative results during the six-month period. We had overweighted the Portfolio in the USD for an extended period; however, in the fourth quarter of 2015, we began to change a bit, increasing exposure to emerging markets currencies that potentially would benefit from any rebound in energy and commodity prices. We also reduced the Portfolio's exposure to European currencies. While the increase in emerging markets exposure and the decrease in European currency exposure tended to help relative returns, offsetting those positive effects was the poor performance of the Portfolio's Mexican peso allocation, as growth in Mexico has been disappointing.

Q: Did the Portfolio have any investments in derivative securities during the six-month period ended June 30, 2016? If so, did the derivatives have a material effect on benchmark-relative performance?

A: The Portfolio's primary derivatives exposure during the period was to Treasury futures contracts, which we used as part of our effort to maintain a relatively short duration. Because the short-duration positioning detracted from benchmark-relative performance, the exposure to Treasury futures held back the Portfolio's results. The Portfolio also had some investments in credit default swaps as part of a strategy to increase exposure to the credit sectors during the six-month period. That exposure aided benchmark-relative performance during the period.

     In addition, the Portfolio had positions in currency forward contracts, but they did not have a material impact on relative returns.

Q: What factors affected the Portfolio's yield during the six-month period ended June 30, 2016?

A: As the yields on securities in all parts of the fixed-income market declined during the period, the Portfolio's level of current income fell, causing a reduction in the Portfolio's yield.

Q:   What is your investment outlook?

A: We continue to have an optimistic view of the fundamental strength of the domestic economy, and we have a positive opinion about the fixed-income credit markets. However, we think the capital markets may be volatile as investors react to events.

     One of the major factors that could cause market volatility is the Brexit vote. We do not yet know how the vote will affect government policy in Europe, or the real economy, but we do think Brexit-related developments will cause continuous waves of market volatility. The most likely immediate impact of Brexit is weaker growth and, potentially, a recession in the United Kingdom, although we anticipate there should be minimal impact on the US economy. The US presidential election also could affect investor sentiment as the year progresses.

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Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

     We anticipate that the domestic economy should continue on its present trajectory of stable growth, with gross domestic product (GDP) expanding at around 2.00% during 2016, supported by sustained improvements in personal consumption. While some observers worry about the slow pace of job creation in the economy, we take a different view. We believe the recent slowing of new-job creation is an indication of a tight labor market as well as the presence of a relatively small number of qualified workers in the economy, rather than a sign of an overall hiring slowdown. The stabilization of energy prices also reduces risk, and we believe energy supply/demand relationships should be more in balance by the end of the year, following a long period during which supply outstripped demand.

     The moderate growth of the US economy, combined with slow expansion of the labor market, probably means that the Fed can leave short-term interest rates "lower for longer." While we think the Fed would like to raise rates from current, extraordinarily low levels, we think it will act cautiously and may increase rates just once during 2016.

     Finally, we think the emerging markets may become more attractive to investors as commodity prices stabilize and strengthen. Any delays by the Fed in tightening monetary policy may also help emerging markets nations that may begin to receive improved credit terms if interest rates remain low.

Please refer to the Schedule of Investments on pages 9 to 34 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

8
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Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  CONVERTIBLE CORPORATE BONDS - 1.5%
                                  Energy - 0.2%
                                  Oil & Gas Storage & Transportation - 0.2%
          100,000                 Golar LNG, Ltd., 3.75%, 3/7/17                                           $    95,380
                                                                                                           -----------
                                  Total Energy                                                             $    95,380
                                                                                                           -----------
                                  Materials - 0.3%
                                  Diversified Metals & Mining - 0.3%
           30,096                 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)  $     9,029
          100,000                 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16                                 98,360
                                                                                                           -----------
                                                                                                           $   107,389
                                                                                                           -----------
                                  Total Materials                                                          $   107,389
                                                                                                           -----------
                                  Capital Goods - 0.2%
                                  Construction & Engineering - 0.1%
           55,000                 Dycom Industries, Inc., 0.75%, 9/15/21 (144A)                            $    62,631
                                                                                                           -----------
                                  Electrical Components & Equipment - 0.1%
           74,000                 General Cable Corp., 4.5%, 11/15/29 (Step)                               $    42,411
                                                                                                           -----------
                                  Total Capital Goods                                                      $   105,042
                                                                                                           -----------
                                  Consumer Durables & Apparel - 0.2%
                                  Homebuilding - 0.2%
           40,000                 CalAtlantic Group, Inc., 0.25%, 6/1/19                                   $    37,025
           30,000                 CalAtlantic Group, Inc., 1.25%, 8/1/32                                        32,250
           35,000                 KB Home, 1.375%, 2/1/19                                                       33,425
                                                                                                           -----------
                                                                                                           $   102,700
                                                                                                           -----------
                                  Total Consumer Durables & Apparel                                        $   102,700
                                                                                                           -----------
                                  Health Care Equipment & Services - 0.1%
                                  Health Care Equipment - 0.0%+
           25,000                 Wright Medical Group, Inc., 2.0%, 2/15/20                                $    22,844
                                                                                                           -----------
                                  Managed Health Care - 0.1%
           24,000                 Molina Healthcare, Inc., 1.625%, 8/15/44                                 $    26,055
                                                                                                           -----------
                                  Total Health Care Equipment & Services                                   $    48,899
                                                                                                           -----------
                                  Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
                                  Biotechnology - 0.1%
           35,000                 Cepheid, 1.25%, 2/1/21                                                   $    30,341
                                                                                                           -----------
                                  Total Pharmaceuticals, Biotechnology & Life Sciences                     $    30,341
                                                                                                           -----------
                                  Software & Services - 0.1%
                                  Internet Software & Services - 0.0%+
           10,000                 WebMD Health Corp., 2.5%, 1/31/18                                        $    10,988
           10,000                 WebMD Health Corp., 2.625%, 6/15/23 (144A)                                     9,756
                                                                                                           -----------
                                                                                                           $    20,744
                                                                                                           -----------
                                  Application Software - 0.1%
           25,000                 Synchronoss Technologies, Inc., 0.75%, 8/15/19                           $    24,734
                                                                                                           -----------
                                  Total Software & Services                                                $    45,478
                                                                                                           -----------
                                  Technology Hardware & Equipment - 0.3%
                                  Communications Equipment - 0.1%
           50,000                 Finisar Corp., 0.5%, 12/15/33                                            $    48,219
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

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Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Electronic Components - 0.2%
           95,000                 Vishay Intertechnology, Inc., 2.25%, 5/15/41                             $    74,159
                                                                                                           -----------
                                  Total Technology Hardware & Equipment                                    $   122,378
                                                                                                           -----------
                                  Semiconductors & Semiconductor Equipment - 0.0%+
                                  Semiconductors - 0.0%+
           15,000                 NXP Semiconductors NV, 1.0%, 12/1/19                                     $    16,303
                                                                                                           -----------
                                  Total Semiconductors & Semiconductor Equipment                           $    16,303
                                                                                                           -----------
                                  TOTAL CONVERTIBLE CORPORATE BONDS
                                  (Cost $725,485)                                                          $   673,910
                                                                                                           -----------
                                  PREFERRED STOCKS - 0.4%
                                  Banks - 0.1%
                                  Diversified Banks - 0.1%
            1,024       7.01      Citigroup Capital XIII, Floating Rate Note, 10/30/40                     $    26,696
                                                                                                           -----------
                                  Total Banks                                                              $    26,696
                                                                                                           -----------
                                  Diversified Financials - 0.1%
                                  Consumer Finance - 0.0%+
              570       6.41      GMAC Capital Trust I, Floating Rate Note, 2/15/40                        $    14,147
                                                                                                           -----------
                                  Asset Management & Custody Banks - 0.1%
            1,000       5.35      State Street Corp., Floating Rate Note, 12/31/49 (Perpetual)             $    26,840
                                                                                                           -----------
                                  Total Diversified Financials                                             $    40,987
                                                                                                           -----------
                                  Telecommunication Services - 0.2%
                                  Integrated Telecommunication Services - 0.2%
            4,000                 Qwest Corp., 7.375%, 6/1/51                                              $   106,480
                                                                                                           -----------
                                  Total Telecommunication Services                                         $   106,480
                                                                                                           -----------
                                  TOTAL PREFERRED STOCKS
                                  (Cost $164,323)                                                          $   174,163
                                                                                                           -----------
                                  CONVERTIBLE PREFERRED STOCKS - 0.7%
                                  Banks - 0.7%
                                  Diversified Banks - 0.7%
                6                 Bank of America Corp., 7.25%, 12/31/49 (Perpetual)                       $     7,170
              220                 Wells Fargo & Co., 7.5% (Perpetual)                                          285,824
                                                                                                           -----------
                                                                                                           $   292,994
                                                                                                           -----------
                                  Total Banks                                                              $   292,994
                                                                                                           -----------
                                  TOTAL CONVERTIBLE PREFERRED STOCKS
                                  (Cost $245,498)                                                          $   292,994
                                                                                                           -----------

           Shares
                                  COMMON STOCKS - 0.4%
                                  Energy - 0.0%+
                                  Oil & Gas Exploration & Production - 0.0%+
               60                 Swift Energy Co.                                                         $     1,441
                                                                                                           -----------
                                  Total Energy                                                             $     1,441
                                                                                                           -----------
                                  Capital Goods - 0.4%
                                  Construction & Engineering - 0.4%
           53,917                 Newhall Land Development LLC*                                            $   165,121
                                                                                                           -----------
                                  Total Capital Goods                                                      $   165,121
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
                    Rate (b)
           Shares   (unaudited)                                                                                  Value
                                  Consumer Durables & Apparel - 0.0%+
                                  Homebuilding - 0.0%+
           15,463                 Desarrolladora Homex SAB de CV*                                          $     1,486
                                                                                                           -----------
                                                                                                           $     1,486
                                                                                                           -----------
                                  Total Consumer Durables & Apparel                                        $     1,486
                                                                                                           -----------
                                  TOTAL COMMON STOCKS
                                  (Cost $74,986)                                                           $   168,048
                                                                                                           -----------

        Principal
       Amount ($)
                                  ASSET BACKED SECURITIES - 3.8%
                                  Consumer Services - 0.1%
                                  Hotels, Resorts & Cruise Lines - 0.1%
           55,593                 Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)                      $    54,829
                                                                                                           -----------
                                  Total Consumer Services                                                  $    54,829
                                                                                                           -----------
                                  Food & Staples Retailing - 0.1%
                                  Food Retail - 0.1%
           47,563                 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)                    $    47,600
                                                                                                           -----------
                                  Total Food & Staples Retailing                                           $    47,600
                                                                                                           -----------
                                  Banks - 2.5%
                                  Thrifts & Mortgage Finance - 2.5%
           43,035       3.72      Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating
                                  Rate Note, 2/28/35 (144A)                                                $    43,041
          100,000                 BCC Funding Corp X, 4.544%, 12/21/20 (144A)                                   98,007
           42,484       1.35      Bear Stearns ALT-A Trust 2004-10, Floating Rate Note, 9/25/34                 35,585
           80,000                 Citicorp Residential Mortgage Trust Series 2006-2, 5.839%,
                                  9/25/36 (Step)                                                                74,645
           70,000                 Citicorp Residential Mortgage Trust Series 2007-1, 5.74799%,
                                  3/25/37 (Step)                                                                54,389
           27,304       4.79      Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35           27,550
           49,375                 DB Master Finance LLC 2015-1, 3.98%, 2/20/45 (144A)                           50,703
           49,261                 Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)                  49,600
           59,294                 GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)                                59,120
            3,915       0.62      Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36                    3,871
           79,930                 Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)                               75,618
           50,000                 Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)                50,963
           50,000                 Oxford Finance Funding 2014-1 LLC, 3.475%, 12/15/22 (144A)                    50,102
           50,000                 Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)                     49,969
           99,417                 Store Master Funding I LLC, 3.75%, 4/20/45 (144A)                             96,634
           75,792                 VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)                                  75,045
           73,566                 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)                                  72,935
           76,303                 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)                                 75,776
           50,000                 Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)           50,303
                                                                                                           -----------
                                                                                                           $ 1,093,856
                                                                                                           -----------
                                  Total Banks                                                              $ 1,093,856
                                                                                                           -----------
                                  Diversified Financials - 0.8%
                                  Other Diversified Financial Services - 0.5%
          199,978                 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)         $   202,183
           13,646                 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)        13,657
                                                                                                           -----------
                                                                                                           $   215,840
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Consumer Finance - 0.1%
           40,000                 First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)           $    39,080
                                                                                                           -----------
                                  Asset Management & Custody Banks - 0.2%
           86,304                 RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)                            $    85,897
                                                                                                           -----------
                                  Total Diversified Financials                                             $   340,817
                                                                                                           -----------
                                  Telecommunication Services - 0.3%
                                  Wireless Telecommunication Services - 0.3%
          150,000       3.87      Small Business Administration Participation Certificates, Floating
                                  Rate Note, 10/15/49 (144A)                                               $   153,501
                                                                                                           -----------
                                  Total Telecommunication Services                                         $   153,501
                                                                                                           -----------
                                  TOTAL ASSET BACKED SECURITIES
                                  (Cost $1,696,327)                                                        $ 1,690,603
                                                                                                           -----------
                                  COLLATERALIZED MORTGAGE OBLIGATIONS - 9.7%
                                  Banks - 8.9%
                                  Thrifts & Mortgage Finance - 8.9%
           58,218       3.83      Agate Bay Mortgage Trust 2014-3, Floating Rate Note, 11/25/44 (144A)     $    56,992
          162,379       3.50      Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)          166,972
           28,911                 Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33                              29,789
           54,038       1.38      Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35                 41,382
          100,000       5.67      CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate
                                  Note, 4/10/29 (144A)                                                         100,621
           85,207       3.75      Chase Mortgage Trust 2016-1, Floating Rate Note, 3/26/46 (144A)               84,285
          116,603       3.50      Citigroup Mortgage Loan Trust 2013-J1, Floating Rate
                                  Note, 10/25/43 (144A)                                                        118,124
           25,000                 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45                        27,093
           25,000                 COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45                               27,349
           21,000                 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45                              21,533
           25,000                 COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45                              26,300
           50,000                 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46                                 52,666
          100,000       2.19      COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)             97,755
          100,000       4.70      COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48                 110,441
           50,000                 COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48                       54,118
           66,851                 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40       67,707
           25,000                 CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49                     25,830
           63,883       3.50      CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)               65,762
          108,005       3.50      CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)                    112,882
           82,140                 CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)                                       84,244
           39,317       3.91      CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)                        39,829
           64,472       2.50      EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)              63,666
           25,209       0.72      Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)      24,069
           25,000                 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)                       26,346
           40,000       0.92      HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35                  28,172
          100,000       2.10      Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35               96,980
           24,677       1.09      Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34                    23,260
          100,000       3.98      JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating
                                  Rate Note, 10/17/45 (144A)                                                   106,322
           14,330       3.50      JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating
                                  Rate Note, 7/25/20                                                            14,630
           44,721                 JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16,
                                  3.07%, 12/17/46                                                               46,246

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Thrifts & Mortgage Finance - (continued)
          100,000       2.64      JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4
                                  REMICS, Floating Rate Note, 12/16/30 (144A)                              $    99,048
            9,928       2.60      JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35                  9,662
          156,373       2.50      JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)          158,456
          123,437       3.50      JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)          127,005
           70,923       3.50      JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate
                                  Note, 1/25/44 (144A)                                                          73,374
           28,989       3.14      JP Morgan Mortgage Trust 2014-IVR3 REMICS, Floating Rate
                                  Note, 9/25/44 (144A)                                                          26,334
           60,000                 JP Morgan Mortgage Trust 2016-1, 3.5%, 4/25/45 (144A)                         61,917
          100,000       3.30      JPMCC Re-REMIC Trust 2014-FRR1, Floating Rate Note, 4/27/44 (144A)            96,796
           18,383       5.94      LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38         18,373
           90,239                 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44                    93,341
           93,116       2.99      Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate
                                  Note, 6/25/44 (144A)                                                          90,522
           22,398       5.57      New Residential Mortgage Loan Trust 2014-2 REMICS, Floating Rate
                                  Note, 5/25/54 (144A)                                                          22,726
           17,871       5.37      New Residential Mortgage Loan Trust 2015-1 REMICS, Floating Rate
                                  Note, 5/28/52 (144A)                                                          16,693
           83,386       3.25      NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)                 83,756
           32,755       3.32      NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)                 29,743
            4,981       0.95      RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34                        4,612
           67,406       1.85      RESI Finance LP, Floating Rate Note, 9/10/35 (144A)                           60,794
           46,238       3.91      Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42                   48,486
           67,537       2.50      Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42                   68,103
          173,251       1.85      Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43                   166,734
           39,261       3.53      Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43                    38,670
           44,543       2.50      Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43                    44,110
           94,085       2.50      Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43                    92,350
          108,401       3.00      Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43                   109,779
           18,638                 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)                           19,328
          101,742       3.50      Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)            103,793
           97,707       3.73      Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)             94,643
           26,381       3.73      Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)             25,964
           78,098                 VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)                                  77,717
           10,000       4.69      Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate
                                  Note, 10/15/45                                                                10,373
           50,000                 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/15/50       51,836
           50,000                 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50       53,772
           68,317       3.50      WinWater Mortgage Loan Trust 2015-1 REMICS, Floating Rate
                                  Note, 1/20/45 (144A)                                                          68,890
                                                                                                           -----------
                                                                                                           $ 3,989,065
                                                                                                           -----------
                                  Total Banks                                                              $ 3,989,065
                                                                                                           -----------
                                  Diversified Financials - 0.2%
                                  Other Diversified Financial Services - 0.2%
           90,671       1.96      Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)            $    90,613
                                                                                                           -----------
                                  Total Diversified Financials                                             $    90,613
                                                                                                           -----------
                                  Government - 0.6%
                                  Government - 0.6%
           11,740                 Federal National Mortgage Association REMICS, 4.5%, 6/25/29              $    12,684
              533                 Federal National Mortgage Association REMICS, 5.0%, 9/25/39                      538
           25,000       5.05      FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)            26,117

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Government - (continued)
          100,000       3.95      FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)         $   103,750
           29,936                 Government National Mortgage Association, 3.0%, 4/20/41                       31,180
           69,184                 Government National Mortgage Association, 4.5%, 9/20/39                       75,834
                                                                                                           -----------
                                                                                                           $   250,103
                                                                                                           -----------
                                  Total Government                                                         $   250,103
                                                                                                           -----------
                                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                  (Cost $4,277,365)                                                        $ 4,329,781
                                                                                                           -----------
                                  CORPORATE BONDS - 47.8%
                                  Energy - 8.5%
                                  Oil & Gas Drilling - 0.5%
          100,000                 Pride International, Inc., 6.875%, 8/15/20                               $    95,440
          100,000                 Rowan Companies, Inc., 4.75%, 1/15/24                                         81,250
           78,000                 Rowan Companies, Inc., 5.85%, 1/15/44                                         52,268
                                                                                                           -----------
                                                                                                           $   228,958
                                                                                                           -----------
                                  Integrated Oil & Gas - 0.4%
           70,000                 Petrobras Global Finance BV, 3.0%, 1/15/19                               $    64,855
          115,000                 Petroleos Mexicanos, 3.5%, 1/30/23                                           108,284
MXN        95,000                 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)                                     4,684
           20,000                 YPF SA, 8.5%, 3/23/21 (144A)                                                  21,350
                                                                                                           -----------
                                                                                                           $   199,173
                                                                                                           -----------
                                  Oil & Gas Exploration & Production - 2.5%
          100,000                 Antero Resources Corp., 5.625%, 6/1/23                                   $    97,000
           82,000                 Canadian Natural Resources, Ltd., 6.25%, 3/15/38                              89,140
           35,000                 Canadian Natural Resources, Ltd., 6.75%, 2/1/39                               39,170
           25,000                 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20                                        25,312
           65,000                 Denbury Resources, Inc., 4.625%, 7/15/23                                      41,925
           25,000                 Denbury Resources, Inc., 5.5%, 5/1/22                                         16,875
          200,000                 Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)                        207,152
           75,000                 Gulfport Energy Corp., 7.75%, 11/1/20                                         77,062
           50,000                 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)                                    47,750
           65,000                 Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)                                   66,788
           25,000                 Memorial Resource Development Corp., 5.875%, 7/1/22                           24,938
           75,000                 Newfield Exploration Co., 5.625%, 7/1/24                                      75,000
           32,000                 Noble Energy, Inc., 5.625%, 5/1/21                                            33,334
           75,000                 Oasis Petroleum, Inc., 6.875%, 3/15/22                                        69,281
           65,000                 PDC Energy, Inc., 7.75%, 10/15/22                                             67,600
           60,000                 Whiting Petroleum Corp., 5.75%, 3/15/21                                       54,150
           25,000                 Whiting Petroleum Corp., 6.25%, 4/1/23                                        22,375
           50,000                 WPX Energy, Inc., 7.5%, 8/1/20                                                49,906
                                                                                                           -----------
                                                                                                           $ 1,104,758
                                                                                                           -----------
                                  Oil & Gas Refining & Marketing - 0.5%
          134,000                 Calumet Specialty Products Partners LP, 6.5%, 4/15/21                    $    95,810
           74,000                 EnLink Midstream Partners LP, 4.4%, 4/1/24                                    69,417
           45,000                 Tesoro Corp., 5.375%, 10/1/22                                                 45,900
                                                                                                           -----------
                                                                                                           $   211,127
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Oil & Gas Storage & Transportation - 4.6%
           75,000                 Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)                        $    71,062
          125,000                 Boardwalk Pipelines LP, 4.95%, 12/15/24                                      122,947
           25,000                 Boardwalk Pipelines LP, 5.95%, 6/1/26                                         26,260
           10,000                 Buckeye Partners LP, 5.6%, 10/15/44                                            9,491
           69,000                 Buckeye Partners LP, 5.85%, 11/15/43                                          67,080
           75,000                 Crestwood Midstream Partners LP, 6.25%, 4/1/23 (144A)                         69,000
           73,000                 DCP Midstream LLC, 9.75%, 3/15/19 (144A)                                      79,935
           25,000       5.85      DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)                         18,000
          125,000                 Enbridge Energy Partners LP, 7.375%, 10/15/45                                152,351
           56,000       8.38      Enterprise Products Operating LLC, Floating Rate Note, 8/1/66                 49,339
          100,000                 Genesis Energy LP, 6.75%, 8/1/22                                              97,000
          125,000                 Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46                                 118,815
          100,000                 Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34                                   97,740
           60,000                 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45                                   60,965
          105,000                 MPLX LP, 4.875%, 12/1/24 (144A)                                              102,287
           50,000                 ONEOK, Inc., 7.5%, 9/1/23                                                     53,250
          125,000                 Plains All American Pipeline LP, 4.65%, 10/15/25                             126,206
           83,000                 Plains All American Pipeline LP, 6.125%, 1/15/17                              85,086
           99,000                 Questar Pipeline Co., 5.83%, 2/1/18                                          105,648
           15,000                 Sabine Pass Liquefaction LLC, 5.625%, 3/1/25                                  14,944
          100,000                 Sabine Pass Liquefaction LLC, 5.75%, 5/15/24                                  99,250
           35,000                 Spectra Energy Capital LLC, 6.75%, 7/15/18                                    37,361
           50,000                 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42                        51,938
           45,000                 Targa Resources Partners LP, 4.125%, 11/15/19                                 44,550
           45,000                 Targa Resources Partners LP, 5.0%, 1/15/18                                    45,788
          250,000                 The Williams Companies, Inc., 5.75%, 6/24/44                                 213,125
           50,000                 The Williams Companies, Inc., 7.5%, 1/15/31                                   50,250
                                                                                                           -----------
                                                                                                           $ 2,069,668
                                                                                                           -----------
                                  Total Energy                                                             $ 3,813,684
                                                                                                           -----------
                                  Materials - 2.6%
                                  Commodity Chemicals - 0.3%
           50,000                 Methanex Corp., 4.25%, 12/1/24                                           $    44,620
           20,000                 NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)                                     19,800
           75,000                 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)                                     64,875
                                                                                                           -----------
                                                                                                           $   129,295
                                                                                                           -----------
                                  Diversified Chemicals - 0.4%
           25,000                 Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)                           $    28,875
           25,000                 Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)                                28,938
EURO      100,000                 Ineos Finance Plc, 4.0%, 5/1/23 (144A)                                       106,273
                                                                                                           -----------
                                                                                                           $   164,086
                                                                                                           -----------
                                  Fertilizers & Agricultural Chemicals - 0.4%
          175,000                 Agrium, Inc., 5.25%, 1/15/45                                             $   187,716
                                                                                                           -----------
                                  Construction Materials - 0.3%
          150,000                 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)                    $   152,025
                                                                                                           -----------
                                  Metal & Glass Containers - 0.0%+
           15,000                 Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (144A)             $    15,756
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Paper Packaging - 0.6%
          116,000                 AEP Industries, Inc., 8.25%, 4/15/19                                     $   118,320
          125,000                 International Paper Co., 3.65%, 6/15/24                                      132,182
                                                                                                           -----------
                                                                                                           $   250,502
                                                                                                           -----------
                                  Diversified Metals & Mining - 0.1%
           50,000                 Freeport-McMoRan, Inc., 3.875%, 3/15/23                                  $    43,750
                                                                                                           -----------
                                  Steel - 0.1%
           25,000                 Glencore Funding LLC, 4.125%, 5/30/23 (144A)                             $    23,000
           20,000                 Steel Dynamics, Inc., 5.125%, 10/1/21                                         20,475
                                                                                                           -----------
                                                                                                           $    43,475
                                                                                                           -----------
                                  Paper Products - 0.4%
           55,000                 Resolute Forest Products, Inc., 5.875%, 5/15/23                          $    43,312
EURO      100,000                 Sappi Papier Holding GmbH, 4.0%, 4/1/23 (144A)                               113,303
                                                                                                           -----------
                                                                                                           $   156,615
                                                                                                           -----------
                                  Total Materials                                                          $ 1,143,220
                                                                                                           -----------
                                  Capital Goods - 2.6%
                                  Aerospace & Defense - 0.5%
           99,000                 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)                                 $    92,070
           15,000                 Huntington Ingalls Industries, Inc., 5.0%, 11/15/25 (144A)                    15,862
           35,000                 L-3 Communications Corp., 3.95%, 5/28/24                                      36,825
          100,000                 Triumph Group, Inc., 5.25%, 6/1/22                                            92,000
                                                                                                           -----------
                                                                                                           $   236,757
                                                                                                           -----------
                                  Building Products - 1.0%
          123,000                 Griffon Corp., 5.25%, 3/1/22                                             $   121,462
          100,000                 Masco Corp., 4.375%, 4/1/26                                                  103,149
           25,000                 Masco Corp., 5.95%, 3/15/22                                                   27,953
           75,000                 Owens Corning, 4.2%, 12/1/24                                                  78,478
           60,000                 Standard Industries, Inc., 5.375%, 11/15/24 (144A)                            61,050
           50,000       5.75      Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53                    52,375
                                                                                                           -----------
                                                                                                           $   444,467
                                                                                                           -----------
                                  Construction & Farm Machinery & Heavy Trucks - 0.4%
           75,000                 Cummins, Inc., 5.65%, 3/1/98                                             $    84,460
          100,000                 Meritor, Inc., 6.25%, 2/15/24                                                 85,500
                                                                                                           -----------
                                                                                                           $   169,960
                                                                                                           -----------
                                  Industrial Machinery - 0.3%
           60,000                 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)                                 $    51,750
           75,000                 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)                                  74,438
                                                                                                           -----------
                                                                                                           $   126,188
                                                                                                           -----------
                                  Trading Companies & Distributors - 0.4%
          125,000                 Aircastle, Ltd., 6.25%, 12/1/19                                          $   135,625
           60,000                 WESCO Distribution, Inc., 5.375%, 12/15/21                                    60,450
                                                                                                           -----------
                                                                                                           $   196,075
                                                                                                           -----------
                                  Total Capital Goods                                                      $ 1,173,447
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Commercial Services & Supplies - 0.4%
                                  Commercial Printing - 0.1%
           65,000                 Cenveo Corp., 6.0%, 8/1/19 (144A)                                        $    53,950
                                                                                                           -----------
                                  Research & Consulting Services - 0.3%
           50,000                 FTI Consulting, Inc., 6.0%, 11/15/22                                     $    52,525
           56,000                 Verisk Analytics, Inc., 5.5%, 6/15/45                                         57,588
                                                                                                           -----------
                                                                                                           $   110,113
                                                                                                           -----------
                                  Total Commercial Services & Supplies                                     $   164,063
                                                                                                           -----------
                                  Transportation - 1.6%
                                  Airlines - 1.3%
           75,000                 American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27      $    78,844
           25,000                 American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/23            25,062
           87,208                 Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24        91,569
           18,661                 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19             19,734
          228,525                 Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)                                  226,811
           98,273                 Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27 (144A)             89,871
           21,789                 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27                  22,987
                                                                                                           -----------
                                                                                                           $   554,878
                                                                                                           -----------
                                  Trucking - 0.3%
           35,000                 Jack Cooper Holdings Corp., 9.25%, 6/1/20                                $    22,488
          125,000                 Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)                            127,474
                                                                                                           -----------
                                                                                                           $   149,962
                                                                                                           -----------
                                  Total Transportation                                                     $   704,840
                                                                                                           -----------
                                  Automobiles & Components - 0.6%
                                  Automobile Manufacturers - 0.6%
           95,000                 General Motors Co., 6.6%, 4/1/36                                         $   108,937
           25,000                 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)                        24,500
EURO      100,000                 ZF North America Capital, Inc., 2.75%, 4/27/23                               113,735
                                                                                                           -----------
                                                                                                           $   247,172
                                                                                                           -----------
                                  Total Automobiles & Components                                           $   247,172
                                                                                                           -----------
                                  Consumer Durables & Apparel - 0.9%
                                  Homebuilding - 0.6%
           40,000                 DR Horton, Inc., 5.75%, 8/15/23                                          $    44,400
           65,000                 KB Home, 7.5%, 9/15/22                                                        66,950
          100,000                 Lennar Corp., 4.5%, 6/15/19                                                  103,790
           15,000                 MDC Holdings, Inc., 5.5%, 1/15/24                                             14,850
           20,000                 Meritage Homes Corp., 7.0%, 4/1/22                                            21,600
           20,000                 Toll Brothers Finance Corp., 4.875%, 11/15/25                                 19,800
                                                                                                           -----------
                                                                                                           $   271,390
                                                                                                           -----------
                                  Housewares & Specialties - 0.3%
            5,000                 American Greetings Corp., 7.375%, 12/1/21                                $     5,188
          100,000                 Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)                          111,375
                                                                                                           -----------
                                                                                                           $   116,563
                                                                                                           -----------
                                  Total Consumer Durables & Apparel                                        $   387,953
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Consumer Services - 1.0%
                                  Casinos & Gaming - 0.1%
              565                 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36
                                  (1.0% cash, 5.50% PIK) (PIK) (d)                                         $         4
           80,000                 Scientific Games International, Inc., 10.0%, 12/1/22                          65,000
                                                                                                           -----------
                                                                                                           $    65,004
                                                                                                           -----------
                                  Hotels, Resorts & Cruise Lines - 0.3%
           40,000                 NCL Corp, Ltd., 4.625%, 11/15/20 (144A)                                  $    39,925
           25,000                 NCL Corp., Ltd., 5.25%, 11/15/19 (144A)                                       25,250
           80,000                 Sabre GLBL, Inc., 5.25%, 11/15/23 (144A)                                      81,400
                                                                                                           -----------
                                                                                                           $   146,575
                                                                                                           -----------
                                  Leisure Facilities - 0.3%
EURO      100,000                 Cirsa Funding Luxembourg SA, 5.875%, 5/15/23                             $   111,419
                                                                                                           -----------
                                  Education Services - 0.3%
           50,000                 President and Fellows of Harvard College, 2.3%, 10/1/23                  $    51,762
           25,000                 Tufts University, 5.017%, 4/15/12                                             29,404
           25,000                 William Marsh Rice University, 4.626%, 5/15/63                                31,618
                                                                                                           -----------
                                                                                                           $   112,784
                                                                                                           -----------
                                  Total Consumer Services                                                  $   435,782
                                                                                                           -----------
                                  Media - 0.5%
                                  Cable & Satellite - 0.5%
           20,000                 CCO Holdings LLC, 5.25%, 9/30/22                                         $    20,525
          125,000                 Charter Communications Operating LLC, 6.384%, 10/23/35 (144A)                148,023
           30,000                 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)                                 29,775
           25,000                 Time Warner Cable, Inc., 6.55%, 5/1/37                                        29,130
                                                                                                           -----------
                                                                                                           $   227,453
                                                                                                           -----------
                                  Total Media                                                              $   227,453
                                                                                                           -----------
                                  Retailing - 1.0%
                                  Catalog Retail - 0.3%
          125,000                 QVC, Inc., 4.45%, 2/15/25                                                $   125,421
                                                                                                           -----------
                                  Internet Retail - 0.4%
           25,000                 Expedia, Inc., 4.5%, 8/15/24                                             $    25,683
          125,000                 Expedia, Inc., 5.95%, 8/15/20                                                139,821
                                                                                                           -----------
                                                                                                           $   165,504
                                                                                                           -----------
                                  Department Stores - 0.1%
           42,000                 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)                           $    43,260
                                                                                                           -----------
                                  Computer & Electronics Retail - 0.1%
           25,000                 Rent-A-Center, Inc., 6.625%, 11/15/20                                    $    23,812
                                                                                                           -----------
                                  Specialty Stores - 0.1%
           60,000                 Outerwall, Inc., 6.0%, 3/15/19                                           $    55,200
                                                                                                           -----------
                                  Automotive Retail - 0.0%+
           25,000                 DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)                    $    22,969
                                                                                                           -----------
                                  Total Retailing                                                          $   436,166
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Food & Staples Retailing - 0.5%
                                  Drug Retail - 0.3%
           34,205                 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)                           $    38,114
           71,798                 CVS Pass-Through Trust, 6.036%, 12/10/28                                      81,474
                                                                                                           -----------
                                                                                                           $   119,588
                                                                                                           -----------
                                  Food Retail - 0.2%
          119,000                 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)                        $   112,752
                                                                                                           -----------
                                  Total Food & Staples Retailing                                           $   232,340
                                                                                                           -----------
                                  Food, Beverage & Tobacco - 2.0%
                                  Brewers - 0.1%
           50,000       1.90      Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21           $    51,516
                                                                                                           -----------
                                  Distillers & Vintners - 0.0%+
           15,000                 Constellation Brands, Inc., 4.75%, 11/15/24                              $    15,788
                                                                                                           -----------
                                  Agricultural Products - 0.4%
          150,000                 Viterra, Inc., 5.95%, 8/1/20 (144A)                                      $   150,362
                                                                                                           -----------
                                  Packaged Foods & Meats - 1.2%
EURO      100,000                 Darling Global Finance BV, 4.75%, 5/30/22                                $   112,195
           65,000                 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)                                     64,838
           70,000                 JBS USA LLC, 5.75%, 6/15/25 (144A)                                            65,800
          200,000                 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)                                 205,400
           25,000                 Post Holdings, Inc., 6.75%, 12/1/21 (144A)                                    26,438
           50,000                 Post Holdings, Inc., 7.375%, 2/15/22                                          52,562
                                                                                                           -----------
                                                                                                           $   527,233
                                                                                                           -----------
                                  Tobacco - 0.3%
           55,000                 Alliance One International, Inc., 9.875%, 7/15/21                        $    46,406
           75,000                 Reynolds American, Inc., 4.45%, 6/12/25                                       83,995
                                                                                                           -----------
                                                                                                           $   130,401
                                                                                                           -----------
                                  Total Food, Beverage & Tobacco                                           $   875,300
                                                                                                           -----------
                                  Household & Personal Products - 0.1%
                                  Health Care Facilities - 0.1%
           25,000                 Centene Escrow Corp., 6.125%, 2/15/24 (144A)                             $    26,578
                                                                                                           -----------
                                  Total Household & Personal Products                                      $    26,578
                                                                                                           -----------
                                  Health Care Equipment & Services - 1.4%
                                  Health Care Supplies - 0.2%
           75,000                 Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)                      $    76,688
                                                                                                           -----------
                                  Health Care Services - 0.2%
           50,000                 MEDNAX, Inc., 5.25%, 12/1/23 (144A)                                      $    50,625
           35,000                 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)           35,875
                                                                                                           -----------
                                                                                                           $    86,500
                                                                                                           -----------
                                  Health Care Facilities - 0.7%
           40,000                 Centene Escrow Corp., 5.625%, 2/15/21 (144A)                             $    41,700
           25,000                 CHS, 6.875%, 2/1/22                                                           21,875
           25,000                 Kindred Healthcare Inc., 6.375%, 4/15/22                                      22,312
           50,000                 NYU Hospitals Center, 4.428%, 7/1/42                                          54,665
          124,000                 Universal Hospital Services, Inc., 7.625%, 8/15/20                           113,925
           65,000                 Vizient, Inc., 10.375%, 3/1/24 (144A)                                         69,712
                                                                                                           -----------
                                                                                                           $   324,189
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Managed Health Care - 0.3%
           50,000                 Aetna, Inc., 2.4%, 6/15/21                                               $    51,014
           95,000                 WellCare Health Plans, Inc., 5.75%, 11/15/20                                  98,206
                                                                                                           -----------
                                                                                                           $   149,220
                                                                                                           -----------
                                  Total Health Care Equipment & Services                                   $   636,597
                                                                                                           -----------
                                  Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
                                  Biotechnology - 0.5%
           25,000                 AbbVie, Inc., 2.85%, 5/14/23                                             $    25,340
           50,000                 Biogen, Inc., 3.625%, 9/15/22                                                 53,075
           75,000                 Biogen, Inc., 4.05%, 9/15/25                                                  80,734
           75,000                 Gilead Sciences, Inc., 4.6%, 9/1/35                                           83,392
                                                                                                           -----------
                                                                                                           $   242,541
                                                                                                           -----------
                                  Pharmaceuticals - 0.7%
           55,000                 DPx Holdings BV, 7.5%, 2/1/22 (144A)                                     $    56,512
           25,000                 Endo Finance LLC, 5.75%, 1/15/22 (144A)                                       22,560
          121,000                 Endo Finance LLC, 5.875%, 1/15/23 (144A)                                     104,968
          110,000                 Mylan NV, 3.95%, 6/15/26 (144A)                                              111,319
           25,000                 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)           20,188
                                                                                                           -----------
                                                                                                           $   315,547
                                                                                                           -----------
                                  Total Pharmaceuticals, Biotechnology & Life Sciences                     $   558,088
                                                                                                           -----------
                                  Banks - 6.4%
                                  Diversified Banks - 6.3%
          100,000       7.38      Banco Continental SA via Continental Trustees Cayman, Ltd., Floating
                                  Rate Note, 10/7/40 (144A)                                                $   109,525
           65,000       6.88      Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)          72,638
          175,000       6.50      Bank of America Corp., Floating Rate Note, 10/23/49                          186,375
          230,000                 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)                 237,599
          200,000                 Barclays Plc, 4.375%, 1/12/26                                                201,940
          150,000                 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)                               156,825
          200,000       7.62      BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)              200,000
           48,000       5.95      Citigroup, Inc., Floating Rate Note (Perpetual)                               47,430
           50,000       5.90      Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)                     49,250
           84,000       6.25      Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)                     86,310
          200,000       7.88      Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)          191,000
          125,000                 Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22                    125,540
          200,000       6.50      ING Groep NV, Floating Rate Note, 12/29/49                                   182,875
INR     1,150,000                 Inter-American Development Bank, 6.0%, 9/5/17                                 16,866
NZD       380,000                 International Bank for Reconstruction & Development, 3.5%, 1/22/21           278,503
NZD        75,000                 International Bank for Reconstruction & Development, 4.625%, 10/6/21          58,052
          100,000                 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)                                 113,791
          200,000                 Nordea Bank AB, 4.25%, 9/21/22 (144A)                                        211,374
          200,000                 Royal Bank of Scotland Group Plc, 4.8%, 4/5/26                               203,414
           60,000       4.50      Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)                      60,600
                                                                                                           -----------
                                                                                                           $ 2,789,907
                                                                                                           -----------
                                  Regional Banks - 0.1%
           60,000       6.75      The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)   $    66,969
                                                                                                           -----------
                                  Total Banks                                                              $ 2,856,876
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Diversified Financials - 5.1%
                                  Other Diversified Financial Services - 1.2%
          140,000                 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)                  $   153,900
IDR 1,680,000,000                 European Investment Bank, 7.2%, 7/9/19 (144A)                                124,546
           25,000                 Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)                        25,045
NZD       100,000                 JPMorgan Chase & Co., 4.25%, 11/2/18                                          72,633
          130,000       6.75      JPMorgan Chase & Co., Floating Rate Note, 8/29/49                            143,162
                                                                                                           -----------
                                                                                                           $   519,286
                                                                                                           -----------
                                  Specialized Finance - 0.9%
          100,000                 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)                       $   113,000
           71,000                 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)                                 79,683
          200,000                 Fly Leasing, Ltd., 6.375%, 10/15/21                                          194,000
           35,000                 Nationstar Mortgage LLC, 6.5%, 6/1/22                                         29,050
                                                                                                           -----------
                                                                                                           $   415,733
                                                                                                           -----------
                                  Consumer Finance - 1.0%
           50,000                 Ally Financial, Inc., 4.625%, 5/19/22                                    $    50,375
           84,000                 Ally Financial, Inc., 5.75%, 11/20/25                                         84,210
          125,000       5.55      Capital One Financial Corp., Floating Rate Note, 12/31/49 (Perpetual)        123,438
INR     1,980,000                 International Finance Corp., 6.3%, 11/25/24                                   28,781
INR     5,670,000                 International Finance Corp., 7.75%, 12/3/16                                   84,301
INR     5,700,000                 International Finance Corp., 8.25%, 6/10/21                                   89,965
                                                                                                           -----------
                                                                                                           $   461,070
                                                                                                           -----------
                                  Asset Management & Custody Banks - 1.1%
          125,000                 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)               $   155,983
          150,000                 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)                            156,314
           75,000                 Legg Mason, Inc., 4.75%, 3/15/26                                              79,088
           35,000                 Legg Mason, Inc., 5.625%, 1/15/44                                             35,959
           75,000                 Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)                            66,295
                                                                                                           -----------
                                                                                                           $   493,639
                                                                                                           -----------
                                  Investment Banking & Brokerage - 0.9%
          175,000                 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)                              $   195,089
          110,000                 Morgan Stanley, 4.1%, 5/22/23                                                114,055
           25,000       5.55      Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)                      24,765
NZD        80,000                 The Goldman Sachs Group, Inc., 5.2%, 12/17/19                                 59,626
                                                                                                           -----------
                                                                                                           $   393,535
                                                                                                           -----------
                                  Total Diversified Financials                                             $ 2,283,263
                                                                                                           -----------
                                  Insurance - 2.3%
                                  Insurance Brokers - 0.3%
          110,000                 Brown & Brown, Inc., 4.2%, 9/15/24                                       $   112,182
                                                                                                           -----------
                                  Life & Health Insurance - 0.6%
           50,000       8.88      Prudential Financial, Inc., Floating Rate Note, 6/15/68                  $    55,000
           50,000       5.88      Prudential Financial, Inc., Floating Rate Note, 9/15/42                       54,062
          125,000                 Teachers Insurance & Annuity Association of America,
                                  6.85%, 12/16/39 (144A)                                                       169,807
                                                                                                           -----------
                                                                                                           $   278,869
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Multi-line Insurance - 0.7%
           85,000                 AXA SA, 8.6%, 12/15/30                                                   $   116,450
          200,000                 Liberty Mutual Group, Inc., 4.85%, 8/1/44 (144A)                             204,745
                                                                                                           -----------
                                                                                                           $   321,195
                                                                                                           -----------
                                  Property & Casualty Insurance - 0.5%
           55,000                 Delphi Financial Group, Inc., 7.875%, 1/31/20                            $    63,636
           75,000                 The Allstate Corp., 5.95%, 4/1/36                                             99,788
           75,000                 The Hanover Insurance Group, Inc., 4.5%, 4/15/26                              77,428
                                                                                                           -----------
                                                                                                           $   240,852
                                                                                                           -----------
                                  Reinsurance - 0.2%
           40,000                 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e) (f)                    $     2,800
           40,000                 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (e) (f)                         40,384
           30,000       5.88      Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)                     30,818
                                                                                                           -----------
                                                                                                           $    74,002
                                                                                                           -----------
                                  Total Insurance                                                          $ 1,027,100
                                                                                                           -----------
                                  Real Estate - 1.7%
                                  Diversified REIT - 0.3%
           35,000                 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23                  $    37,070
           25,000                 Duke Realty LP, 3.25%, 6/30/26                                                25,347
           75,000                 MPT Operating Partnership LP, 5.5%, 5/1/24                                    76,875
                                                                                                           -----------
                                                                                                           $   139,292
                                                                                                           -----------
                                  Office REIT - 0.5%
           75,000                 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20                    $    75,657
           25,000                 Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27                         25,768
           20,000                 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22                           21,636
           50,000                 Highwoods Realty LP, 3.625%, 1/15/23                                          50,713
           60,000                 Piedmont Operating Partnership LP, 3.4%, 6/1/23                               59,352
                                                                                                           -----------
                                                                                                           $   233,126
                                                                                                           -----------
                                  Health Care REIT - 0.3%
          100,000                 Welltower, Inc., 4.25%, 4/1/26                                           $   107,503
                                                                                                           -----------
                                  Residential REIT - 0.4%
          175,000                 UDR, Inc., 4.0%, 10/1/25                                                 $   189,680
                                                                                                           -----------
                                  Specialized REIT - 0.2%
           25,000                 Equinix, Inc., 5.375%, 1/1/22                                            $    25,812
           75,000                 Equinix, Inc., 5.75%, 1/1/25                                                  77,625
                                                                                                           -----------
                                                                                                           $   103,437
                                                                                                           -----------
                                  Total Real Estate                                                        $   773,038
                                                                                                           -----------
                                  Software & Services - 0.1%
                                  Home Entertainment Software - 0.1%
           25,000                 Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)                        $    26,156
                                                                                                           -----------
                                  Total Software & Services                                                $    26,156
                                                                                                           -----------
                                  Technology Hardware & Equipment - 1.1%
                                  Communications Equipment - 0.4%
           50,000                 Brocade Communications Systems, Inc., 4.625%, 1/15/23                    $    48,188
          110,000                 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)                     112,750
                                                                                                           -----------
                                                                                                           $   160,938
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Technology Hardware, Storage & Peripherals - 0.2%
           80,000                 NCR Corp., 5.0%, 7/15/22                                                 $    78,400
           30,000                 NCR Corp., 6.375%, 12/15/23                                                   30,600
                                                                                                           -----------
                                                                                                           $   109,000
                                                                                                           -----------
                                  Electronic Components - 0.2%
EURO      100,000                 Belden, Inc., 5.5%, 4/15/23                                              $   111,087
                                                                                                           -----------
                                  Electronic Manufacturing Services - 0.3%
           25,000                 Flextronics International, Ltd., 4.75%, 6/15/25                          $    25,250
          100,000                 Flextronics International, Ltd., 5.0%, 2/15/23                               103,750
                                                                                                           -----------
                                                                                                           $   129,000
                                                                                                           -----------
                                  Total Technology Hardware & Equipment                                    $   510,025
                                                                                                           -----------
                                  Semiconductors & Semiconductor Equipment - 0.7%
                                  Semiconductors - 0.7%
          160,000                 Intel Corp., 4.9%, 7/29/45                                               $   186,379
           90,000                 Micron Technology, Inc., 5.25%, 8/1/23 (144A)                                 76,725
           50,000                 Micron Technology, Inc., 5.875%, 2/15/22                                      47,000
                                                                                                           -----------
                                                                                                           $   310,104
                                                                                                           -----------
                                  Total Semiconductors & Semiconductor Equipment                           $   310,104
                                                                                                           -----------
                                  Telecommunication Services - 3.1%
                                  Integrated Telecommunication Services - 2.6%
          179,000                 AT&T, Inc., 3.95%, 1/15/25                                               $   190,267
           50,000                 AT&T, Inc., 4.75%, 5/15/46                                                    51,244
           50,000                 CenturyLink, Inc., 6.45%, 6/15/21                                             50,812
           50,000                 CenturyLink, Inc., 7.6%, 9/15/39                                              42,125
           67,000                 Cincinnati Bell, Inc., 8.375%, 10/15/20                                       69,875
           13,000                 Frontier Communications Corp., 7.125%, 1/15/23                                11,635
          112,000                 Frontier Communications Corp., 8.5%, 4/15/20                                 118,860
           50,000                 Frontier Communications Corp., 8.75%, 4/15/22                                 50,250
          100,000                 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)                         99,786
           75,000                 Telefonica Emisiones SAU, 6.221%, 7/3/17                                      78,304
           25,000                 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)                       24,642
           49,000                 Verizon Communications, Inc., 5.012%, 8/21/54                                 51,820
           75,000                 Verizon Communications, Inc., 5.15%, 9/15/23                                  87,347
          101,000                 Verizon Communications, Inc., 6.55%, 9/15/43                                 136,086
           80,000                 Windstream Services LLC, 6.375%, 8/1/23                                       67,200
           25,000                 Windstream Services LLC, 7.75%, 10/15/20                                      24,500
                                                                                                           -----------
                                                                                                           $ 1,154,753
                                                                                                           -----------
                                  Wireless Telecommunication Services - 0.5%
           25,000                 Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)                          $    25,984
           50,000                 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)                               54,507
           50,000                 Sprint Corp., 7.25%, 9/15/21                                                  42,625
          100,000                 T-Mobile USA, Inc., 6.542%, 4/28/20                                          103,125
                                                                                                           -----------
                                                                                                           $   226,241
                                                                                                           -----------
                                  Total Telecommunication Services                                         $ 1,380,994
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
    Principal       Rate (b)
   Amount ($)       (unaudited)                                                                                  Value
                                  Utilities - 2.4%
                                  Electric Utilities - 1.7%
EURO      100,000                 ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)                  $   108,959
          125,000                 Electricite de France SA, 6.0%, 1/22/14 (144A)                               133,734
          100,000       5.25      Electricite de France SA, Floating Rate Note (Perpetual) (144A)               95,990
           65,000                 Iberdrola International BV, 6.75%, 7/15/36                                    85,540
          100,000       6.25      Southern California Edison Co., Floating Rate Note (Perpetual)               110,000
           65,000                 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)                               57,200
           50,000                 Talen Energy Supply LLC, 6.5%, 6/1/25                                         41,500
           40,000                 TerraForm Power, 9.75%, 8/15/22 (144A)                                        36,200
           83,000                 West Penn Power Co., 5.95%, 12/15/17 (144A)                                   87,918
                                                                                                           -----------
                                                                                                           $   757,041
                                                                                                           -----------
                                  Gas Utilities - 0.0%+
           16,000                 DCP Midstream Operating LP, 5.6%, 4/1/44                                 $    13,680
                                                                                                           -----------
                                  Multi-Utilities - 0.4%
          100,000                 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54               $   114,630
           62,201                 Ormat Funding Corp., 8.25%, 12/30/20                                          61,579
                                                                                                           -----------
                                                                                                           $   176,209
                                                                                                           -----------
                                  Independent Power Producers & Energy Traders - 0.3%
           72,112                 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)                             $    74,271
           46,000                 NRG Energy, Inc., 7.875%, 5/15/21                                             47,610
           20,000                 TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)                          19,047
                                                                                                           -----------
                                                                                                           $   140,928
                                                                                                           -----------
                                  Total Utilities                                                          $ 1,087,858
                                                                                                           -----------
                                  TOTAL CORPORATE BONDS
                                  (Cost $20,703,782)                                                       $21,318,097
                                                                                                           -----------
                                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.6%
           42,396                 Fannie Mae, 3.0%, 10/1/30                                                $    44,722
           24,959                 Fannie Mae, 3.0%, 5/1/46                                                      26,087
           72,779                 Fannie Mae, 3.5%, 12/1/25                                                     77,172
          111,311                 Fannie Mae, 3.5%, 12/1/25                                                    118,037
           37,651                 Fannie Mae, 3.5%, 12/1/42                                                     40,231
          122,929                 Fannie Mae, 3.5%, 2/1/44                                                     129,738
           49,132                 Fannie Mae, 3.5%, 2/1/46                                                      51,871
           24,366                 Fannie Mae, 3.5%, 3/1/46                                                      25,733
          128,410                 Fannie Mae, 3.5%, 4/1/45                                                     135,529
           49,918                 Fannie Mae, 3.5%, 5/1/46                                                      53,387
           76,109                 Fannie Mae, 3.5%, 6/1/42                                                      81,392
           62,679                 Fannie Mae, 4.0%, 1/1/42                                                      67,469
           19,556                 Fannie Mae, 4.0%, 1/1/42                                                      21,025
           13,910                 Fannie Mae, 4.0%, 11/1/41                                                     14,954
           53,187                 Fannie Mae, 4.0%, 11/1/43                                                     57,626
           40,101                 Fannie Mae, 4.0%, 11/1/43                                                     43,446
           47,675                 Fannie Mae, 4.0%, 11/1/45                                                     51,225
           12,966                 Fannie Mae, 4.0%, 12/1/40                                                     14,285
           22,336                 Fannie Mae, 4.0%, 12/1/41                                                     24,011
           22,516                 Fannie Mae, 4.0%, 3/1/42                                                      24,435

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
           45,625                 Fannie Mae, 4.0%, 4/1/42                                                 $    49,147
           99,201                 Fannie Mae, 4.0%, 7/1/42                                                     108,266
           48,285                 Fannie Mae, 4.0%, 7/1/44                                                      51,750
          322,347                 Fannie Mae, 4.0%, 8/1/42                                                     347,152
           96,910                 Fannie Mae, 4.0%, 8/1/44                                                     104,060
          115,406                 Fannie Mae, 4.5%, 11/1/40                                                    126,499
           39,817                 Fannie Mae, 4.5%, 12/1/41                                                     43,646
          158,830                 Fannie Mae, 4.5%, 6/1/44                                                     173,997
           23,679                 Fannie Mae, 4.5%, 7/1/41                                                      26,109
          397,000                 Fannie Mae, 4.5%, 8/1/40                                                     434,678
           48,278                 Fannie Mae, 5.0%, 1/1/39                                                      53,566
           11,577                 Fannie Mae, 5.0%, 6/1/40                                                      12,889
              270                 Fannie Mae, 6.0%, 3/1/32                                                         312
           56,510                 Federal Home Loan Mortgage Corp., 3.0%, 10/1/29                               59,345
          110,002                 Federal Home Loan Mortgage Corp., 3.0%, 11/1/42                              115,256
           74,927                 Federal Home Loan Mortgage Corp., 3.0%, 6/1/46                                78,197
           36,466                 Federal Home Loan Mortgage Corp., 3.5%, 10/1/40                               38,498
           41,505                 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28                               44,494
           91,880                 Federal Home Loan Mortgage Corp., 3.5%, 11/1/45                               97,329
          119,391                 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44                               127,842
           38,381                 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44                               41,156
           20,993                 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44                                22,724
           88,181                 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44                                94,359
           66,429                 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44                                71,080
           21,903                 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44                                23,709
           22,101                 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44                                23,922
           10,920                 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38                               12,051
           33,299                 Federal Home Loan Mortgage Corp., 5.0%, 11/1/39                               36,821
              551                 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                                   611
            2,012                 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35                                 2,220
               66                 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                                   66
           21,543                 Federal Home Loan Mortgage Corp., 5.5%, 6/1/41                                24,193
           36,986                 Federal National Mortgage Association, 4.0%, 12/1/19                          38,326
           36,107                 Government National Mortgage Association I, 3.5%, 7/15/42                     38,463
          445,000                 Government National Mortgage Association I, 3.5%, 7/20/16 (TBA)              472,361
            8,058                 Government National Mortgage Association I, 4.0%, 12/15/41                     8,667
           24,313                 Government National Mortgage Association I, 4.0%, 3/15/44                     26,111
          504,065                 Government National Mortgage Association I, 4.0%, 4/15/42                    541,356
           70,551                 Government National Mortgage Association I, 4.0%, 8/15/43                     77,180
           55,919                 Government National Mortgage Association I, 4.0%, 9/15/44                     60,061
           40,703                 Government National Mortgage Association I, 4.5%, 1/15/40                     45,395
           90,354                 Government National Mortgage Association I, 4.5%, 3/15/40                     99,544
           17,555                 Government National Mortgage Association I, 4.5%, 4/15/35                     19,434
           32,098                 Government National Mortgage Association I, 4.5%, 7/15/41                     35,397
            9,607                 Government National Mortgage Association I, 4.5%, 9/15/33                     10,730
           35,047                 Government National Mortgage Association I, 4.5%, 9/15/40                     38,803
            6,282                 Government National Mortgage Association I, 5.0%, 4/15/35                      7,141

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
            6,993                 Government National Mortgage Association I, 5.5%, 1/15/34                $     8,043
           11,144                 Government National Mortgage Association I, 5.5%, 4/15/34                     12,803
            9,823                 Government National Mortgage Association I, 5.5%, 6/15/35                     11,037
            3,128                 Government National Mortgage Association I, 5.5%, 7/15/34                      3,601
            1,920                 Government National Mortgage Association I, 6.0%, 10/15/33                     2,250
            1,044                 Government National Mortgage Association I, 6.0%, 2/15/33                      1,223
            2,785                 Government National Mortgage Association I, 6.0%, 3/15/33                      3,243
            1,689                 Government National Mortgage Association I, 6.0%, 3/15/33                      1,981
              160                 Government National Mortgage Association I, 6.0%, 6/15/17                        161
              312                 Government National Mortgage Association I, 6.0%, 6/15/33                        356
            2,636                 Government National Mortgage Association I, 6.0%, 6/15/33                      3,088
            2,203                 Government National Mortgage Association I, 6.0%, 7/15/33                      2,606
            2,090                 Government National Mortgage Association I, 6.0%, 7/15/33                      2,447
            1,852                 Government National Mortgage Association I, 6.0%, 8/15/19                      1,925
           10,028                 Government National Mortgage Association I, 6.0%, 8/15/34                     11,463
            3,431                 Government National Mortgage Association I, 6.0%, 9/15/33                      3,929
            1,176                 Government National Mortgage Association I, 6.0%, 9/15/33                      1,368
            1,277                 Government National Mortgage Association I, 6.5%, 1/15/30                      1,457
              890                 Government National Mortgage Association I, 6.5%, 11/15/32                     1,068
              624                 Government National Mortgage Association I, 6.5%, 2/15/32                        736
            1,868                 Government National Mortgage Association I, 6.5%, 3/15/29                      2,135
              625                 Government National Mortgage Association I, 6.5%, 3/15/32                        752
              167                 Government National Mortgage Association I, 7.0%, 3/15/31                        190
           22,763                 Government National Mortgage Association II, 3.5%, 3/20/45                    24,194
           24,658                 Government National Mortgage Association II, 3.5%, 3/20/46                    26,549
           23,612                 Government National Mortgage Association II, 3.5%, 4/20/45                    25,235
           24,401                 Government National Mortgage Association II, 3.5%, 4/20/45                    25,994
           89,662                 Government National Mortgage Association II, 3.5%, 8/20/45                    95,273
           78,312                 Government National Mortgage Association II, 4.0%, 9/20/44                    83,749
           21,650                 Government National Mortgage Association II, 4.5%, 9/20/41                    23,637
            5,140                 Government National Mortgage Association II, 5.5%, 3/20/34                     5,911
            8,613                 Government National Mortgage Association II, 6.0%, 11/20/33                   10,180
          843,322                 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45                        846,912
          388,765                 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46                         419,704
        1,145,000       0.45      United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18     1,145,132
                                                                                                           -----------
                                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                  (Cost $7,645,259)                                                        $ 7,877,620
                                                                                                           -----------
                                  FOREIGN GOVERNMENT BONDS - 6.4%
          200,000                 Africa Finance Corp., 4.375%, 4/29/20 (144A)                             $   202,900
AUD       276,000                 Australia Government Bond, 3.25%, 4/21/25                                    226,920
BRL     1,000,000                 Brazil Letras do Tesouro Nacional, 0.0%, 1/1/19                              232,708
CNY       500,000                 China Government Bond, 3.0%, 11/21/19                                         74,115
          250,000                 City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)                          260,625
GHS       270,000                 Ghana Government Bond, 24.5%, 4/22/19                                         68,791
ARS     1,007,320                 Letras del Banco Central de la Republica Argentina, 0.0%, 1/4/17              59,114
ARS       479,006                 Letras del Banco Central de la Republica Argentina, 0.0%, 12/28/16            28,233
MXN       550,000                 Mexican Bonos, 6.5%, 6/9/22                                                   31,398

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  FOREIGN GOVERNMENT BONDS - (continued)
MXN       520,000                 Mexican Bonos, 7.5%, 6/3/27                                              $    31,756
MXN     2,707,645                 Mexican Udibonos, 2.0%, 6/9/22                                               144,258
MXN     1,624,587                 Mexican Udibonos, 3.5%, 12/14/17                                              91,295
NZD       305,000                 New Zealand Government Bond, 4.5%, 4/15/27                                   261,282
NOK       750,000                 Norway Government Bond, 2.0%, 5/24/23                                         96,625
NOK     2,750,000                 Norway Government Bond, 4.25%, 5/19/17                                       338,310
NOK     1,250,000                 Norway Government Bond, 4.5%, 5/22/19                                        166,109
AUD       135,000                 Queensland Treasury Corp., 5.5%, 6/21/21                                     117,107
          150,000                 Republic of Argentina Government Bond, 6.625%, 7/6/28                        150,000
RON       220,000                 Romania Government Bond, 5.85%, 4/26/23                                       63,179
RON        90,000                 Romania Government Bond, 5.95%, 6/11/21                                       25,395
          200,000                 Sri Lanka Government International Bond, 6.85%, 11/3/25 (144A)               194,822
                                                                                                           -----------
                                  TOTAL FOREIGN GOVERNMENT BONDS
                                  (Cost $3,028,383)                                                        $ 2,864,942
                                                                                                           -----------
                                  MUNICIPAL BONDS - 1.4% (g)
                                  Municipal Development - 0.4%
           60,000       5.90      Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38   $    64,592
          100,000                 New Jersey Economic Development Authority, 2/15/18 (c)                        97,099
                                                                                                           -----------
                                                                                                           $   161,691
                                                                                                           -----------
                                  Municipal Education - 0.0%+
           10,000                 Amherst College, 3.794%, 11/1/42                                         $    10,663
                                                                                                           -----------
                                  Municipal General - 0.5%
           90,000                 JobsOhio Beverage System, 3.985%, 1/1/29                                 $   101,622
           25,000                 JobsOhio Beverage System, 4.532%, 1/1/35                                      29,238
           25,000                 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30            28,722
           50,000                 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31            57,124
                                                                                                           -----------
                                                                                                           $   216,706
                                                                                                           -----------
                                  Higher Municipal Education - 0.2%
           25,000                 Baylor University, 4.313%, 3/1/42                                        $    28,082
           25,000                 Massachusetts Institute of Technology, 5.6%, 7/1/11                           35,577
           40,000                 The George Washington University, 1.827%, 9/15/17                             40,294
                                                                                                           -----------
                                                                                                           $   103,953
                                                                                                           -----------
                                  Municipal Medical - 0.1%
           25,000                 Massachusetts Development Finance Agency, Broad Institute -Series A,
                                  5.375%, 4/1/41                                                           $    29,362
                                                                                                           -----------
                                  Municipal Transportation - 0.0%+
           15,000                 Port Authority of New York & New Jersey, 4.458%, 10/1/62                 $    17,161
                                                                                                           -----------
                                  Municipal Obligation - 0.2%
          100,000                 Commonwealth of Puerto Rico, 8.0%, 7/1/35 (h)                            $    66,752
                                                                                                           -----------
                                  TOTAL MUNICIPAL BONDS
                                  (Cost $550,754)                                                          $   606,288
                                                                                                           -----------
                                  SENIOR FLOATING RATE LOAN INTERESTS - 10.0%**
                                  Energy - 0.0%+
                                  Coal & Consumable Fuels - 0.0%+
           78,333      18.15      Bumi Resources Tbk PT, Term Loan, 8/15/13                                $    18,669
                                                                                                           -----------
                                  Total Energy                                                             $    18,669
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Materials - 0.7%
                                  Specialty Chemicals - 0.3%
           62,809       3.75      Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20 $    62,828
           50,000       2.75      WR Grace & Co-Conn, U.S. Term Loan, 1/23/21                                   49,900
                                                                                                           -----------
                                                                                                           $   112,728
                                                                                                           -----------
                                  Metal & Glass Containers - 0.1%
           50,000       4.50      Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22            $    49,417
                                                                                                           -----------
                                  Paper Packaging - 0.2%
           99,490       4.50      Coveris Holdings SA, USD Term Loan, 4/14/19                              $    98,868
                                                                                                           -----------
                                  Paper Products - 0.1%
           47,254       6.25      Appvion, Inc., Term Commitment, 6/28/19                                  $    45,836
                                                                                                           -----------
                                  Total Materials                                                          $   306,849
                                                                                                           -----------
                                  Capital Goods - 0.8%
                                  Aerospace & Defense - 0.2%
           50,000       4.75      DigitalGlobe, Inc., Term Loan, 1/25/20                                   $    50,135
           50,000       5.75      The SI Organization, Inc., Term Loan (First Lien), 11/19/19                   49,917
                                                                                                           -----------
                                                                                                           $   100,052
                                                                                                           -----------
                                  Building Products - 0.3%
          123,391       4.25      Unifrax Corp., New Term B Loan, 12/31/19                                 $   120,358
                                                                                                           -----------
                                  Construction & Farm Machinery & Heavy Trucks - 0.1%
           34,825       6.50      Navistar, Inc., Tranche B Term Loan, 8/17/17                             $    33,026
                                                                                                           -----------
                                  Industrial Machinery - 0.1%
           49,872       6.25      Xerium Technologies, Inc., Initial Term Loan, 5/17/19                    $    49,809
                                                                                                           -----------
                                  Trading Companies & Distributors - 0.1%
           74,964       3.90      WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19                     $    75,175
                                                                                                           -----------
                                  Total Capital Goods                                                      $   378,420
                                                                                                           -----------
                                  Commercial Services & Supplies - 0.3%
                                  Environmental & Facilities Services - 0.1%
           50,000       4.00      WCA Waste Corp., Term Loan, 3/23/18                                      $    49,750
                                                                                                           -----------
                                  Security & Alarm Services - 0.1%
           15,302       4.25      Monitronics International, Inc., Term B Loan, 3/23/18                    $    15,178
                                                                                                           -----------
                                  Human Resource & Employment Services - 0.1%
           49,505       3.75      On Assignment, Inc., Initial Term B Loan, 6/5/22                         $    49,587
                                                                                                           -----------
                                  Total Commercial Services & Supplies                                     $   114,515
                                                                                                           -----------
                                  Automobiles & Components - 1.0%
                                  Auto Parts & Equipment - 0.8%
          136,073       4.75      Federal-Mogul Corporation, Tranche C Term, 4/15/21                       $   126,633
          100,011       4.50      TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22                98,261
          124,738       4.00      Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20         124,036
                                                                                                           -----------
                                                                                                           $   348,930
                                                                                                           -----------
                                  Automobile Manufacturers - 0.2%
           83,921       3.50      Chrysler Group LLC, Term Loan B, 5/24/17                                 $    83,996
                                                                                                           -----------
                                  Total Automobiles & Components                                           $   432,926
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Consumer Services - 0.9%
                                  Casinos & Gaming - 0.1%
           43,667       3.63      Pinnacle Entertainment, Inc., Initial Term Loan (First Lien), 3/30/23    $    43,667
                                                                                                           -----------
                                  Leisure Facilities - 0.3%
           48,935       5.50      L.A. Fitness International, LLC, Tranche B Term Loan
                                  (First Lien), 4/25/20                                                    $    48,568
           85,763       3.50      Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22                     85,942
                                                                                                           -----------
                                                                                                           $   134,510
                                                                                                           -----------
                                  Restaurants - 0.2%
           86,403       3.75      1011778 BC ULC, Term B-2 Loan, 12/12/21                                  $    86,367
                                                                                                           -----------
                                  Education Services - 0.1%
           49,874       4.00      Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21           $    49,032
                                                                                                           -----------
                                  Specialized Consumer Services - 0.2%
           74,812       6.00      Kindercare Education LLC, Initial Term Loan (First Lien), 8/13/22        $    74,250
                                                                                                           -----------
                                  Total Consumer Services                                                  $   387,826
                                                                                                           -----------
                                  Media - 0.4%
                                  Broadcasting - 0.2%
           74,811       3.50      Sinclair Television Group, Incremental Loan, 7/30/21                     $    74,718
                                                                                                           -----------
                                  Cable & Satellite - 0.1%
           48,500       3.25      MCC Iowa LLC, Tranche H Term Loan, 1/29/21                               $    48,371
                                                                                                           -----------
                                  Movies & Entertainment - 0.1%
           44,886       3.25      Kasima LLC, Term Loan, 5/17/21                                           $    44,872
           17,123       3.75      Rovi Solutions Corp., Term B Loan, 7/2/21                                     16,834
                                                                                                           -----------
                                                                                                           $    61,706
                                                                                                           -----------
                                  Total Media                                                              $   184,795
                                                                                                           -----------
                                  Retailing - 0.1%
                                  Home Improvement Retail - 0.1%
           50,000       4.50      Apex Tool Group LLC, Term Loan, 2/1/20                                   $    49,359
                                                                                                           -----------
                                  Total Retailing                                                          $    49,359
                                                                                                           -----------
                                  Household & Personal Products - 0.1%
                                  Personal Products - 0.1%
           50,000       3.25      Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17          $    50,039
                                                                                                           -----------
                                  Total Household & Personal Products                                      $    50,039
                                                                                                           -----------
                                  Health Care Equipment & Services - 1.5%
                                  Health Care Supplies - 0.3%
          113,990       5.00      Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20                     $   113,705
                                                                                                           -----------
                                  Health Care Services - 0.1%
           49,870       4.25      Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19            $    47,564
                                                                                                           -----------
                                  Health Care Facilities - 1.0%
           27,236       3.92      CHS, Incremental 2018 Term F Loan, 12/31/18                              $    27,066
           28,741       3.38      CHS, Incremental 2019 Term G Loan, 12/31/19                                   28,012
           52,883       4.00      CHS, Incremental 2021 Term H Loan, 1/27/21                                    51,627
           75,000       4.00      Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22                     74,719
           75,000       4.50      IASIS Healthcare LLC, Term B-2 Loan, 5/3/18                                   74,922

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Health Care Facilities - (continued)
           98,990       4.25      Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21           $    96,515
           13,283       9.75      MMM Holdings, Inc., Term Loan, 10/9/17 (d)                                     9,099
           68,696       4.25      Surgical Care Affiliates, Inc., Initial Term Loan, 3/12/22                    68,739
                                                                                                           -----------
                                                                                                           $   430,699
                                                                                                           -----------
                                  Managed Health Care - 0.0%+
            9,657       9.75      MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)                    $     6,615
                                                                                                           -----------
                                  Health Care Technology - 0.1%
           50,000       3.50      IMS Health, Inc., Term B Dollar Loan, 3/17/21                            $    49,703
                                                                                                           -----------
                                  Total Health Care Equipment & Services                                   $   648,286
                                                                                                           -----------
                                  Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
                                  Pharmaceuticals - 0.7%
           99,500       5.25      Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21           $    96,328
          147,622       3.46      Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21     147,773
           77,215       4.75      Valeant Pharmaceuticals International, Inc., Series E-1 Tranche
                                  B Term Loan, 8/5/20                                                           75,015
                                                                                                           -----------
                                                                                                           $   319,116
                                                                                                           -----------
                                  Life Sciences Tools & Services - 0.1%
           50,000       5.75      Albany Molecular Research, Inc., Term Loan, 7/14/21                      $    49,562
                                                                                                           -----------
                                  Total Pharmaceuticals, Biotechnology & Life Sciences                     $   368,678
                                                                                                           -----------
                                  Banks - 0.1%
                                  Thrifts & Mortgage Finance - 0.1%
           49,687       5.50      Ocwen Financial Corp., Initial Term Loan, 1/15/18                        $    48,880
                                                                                                           -----------
                                  Total Banks                                                              $    48,880
                                                                                                           -----------
                                  Diversified Financials - 0.4%
                                  Specialized Finance - 0.4%
          193,050       4.25      Mirror BidCo Corp., New Incremental Term Loan, 12/18/19                  $   193,010
                                                                                                           -----------
                                  Total Diversified Financials                                             $   193,010
                                                                                                           -----------
                                  Insurance - 0.9%
                                  Insurance Brokers - 0.3%
          144,781       4.25      USI Insurance Services LLC, Term B Loan, 12/30/19                        $   143,568
                                                                                                           -----------
                                  Life & Health Insurance - 0.2%
            5,093       6.75      Integro, Ltd., Delayed Draw Term Loan (First Lien), 10/9/22              $     5,016
           94,436       6.75      Integro, Ltd., Initial Term Loan (First Lien), 10/9/22                        93,019
                                                                                                           -----------
                                                                                                           $    98,035
                                                                                                           -----------
                                  Property & Casualty Insurance - 0.4%
          150,123       5.75      Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18         $   148,559
                                                                                                           -----------
                                  Total Insurance                                                          $   390,162
                                                                                                           -----------
                                  Real Estate - 0.4%
                                  Hotel & Resort REIT - 0.3%
          114,713       4.00      MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23      $   115,089
                                                                                                           -----------
                                  Retail REIT - 0.1%
           50,000       4.25      DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21   $    49,550
                                                                                                           -----------
                                  Total Real Estate                                                        $   164,639
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
        Principal   Rate (b)
       Amount ($)   (unaudited)                                                                                  Value
                                  Software & Services - 0.4%
                                  Application Software - 0.4%
           50,000       4.50      Epiq Systems, Inc., Term Loan, 8/27/20                                   $    49,750
           50,000       8.50      Expert Global Solutions, Inc., 4/3/18                                         49,250
           50,000       3.50      Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19              50,000
           50,000       4.25      Vertafore, Inc., 10/3/19                                                      49,955
                                                                                                           -----------
                                                                                                           $   198,955
                                                                                                           -----------
                                  Total Software & Services                                                $   198,955
                                                                                                           -----------
                                  Telecommunication Services - 0.8%
                                  Cable & Satellite - 0.2%
           72,018       3.50      Telesat Canada, U.S. Term B Loan, 3/28/19                                $    71,748
                                                                                                           -----------
                                  Integrated Telecommunication Services - 0.6%
           50,000       4.00      Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20                      $    49,802
          123,438       4.00      GCI Holdings, Inc., New Term B Loan, 2/2/22                                  123,708
          117,831       3.65      Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23                  115,054
            2,112       3.25      West Corp., B-10 Term Loan (First Lien), 6/30/18                               2,110
                                                                                                           -----------
                                                                                                           $   290,674
                                                                                                           -----------
                                  Total Telecommunication Services                                         $   362,422
                                                                                                           -----------
                                  Utilities - 0.4%
                                  Electric Utilities - 0.2%
           72,308       5.63      APLP Holdings LP, Term Loan, 4/12/23                                     $    72,443
                                                                                                           -----------
                                  Independent Power Producers & Energy Traders - 0.2%
           50,000       3.50      Calpine Corp., Term Loan, 5/28/22                                        $    49,531
           48,896       7.00      TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22                     44,617
                                                                                                           -----------
                                                                                                           $    94,148
                                                                                                           -----------
                                  Total Utilities                                                          $   166,591
                                                                                                           -----------
                                  TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                                  (Cost $4,519,191)                                                        $ 4,465,021
                                                                                                           -----------

           Shares
                                  MUTUAL FUNDS - 1.7%
                                  Diversified Financials - 1.7%
                                  Asset Management & Custody Banks - 1.7%
           73,113                 Pioneer Ils Interval Fund (i)                                            $   775,000
                                                                                                           -----------
                                  Total Diversified Financials                                             $   775,000
                                                                                                           -----------
                                  TOTAL MUTUAL FUNDS
                                  (Cost $775,000)                                                          $   775,000
                                                                                                           -----------
                                  TOTAL INVESTMENT IN SECURITIES - 101.4%
                                  (Cost $44,406,353) (a)                                                   $45,236,467
                                                                                                           -----------
                                  OTHER ASSETS & LIABILITIES - (1.4)%                                      $  (615,659)
                                                                                                           -----------
                                  TOTAL NET ASSETS - 100.0%                                                $44,620,808
                                                                                                           ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

+           Amount rounds to less than 0.1%.

*           Non-income producing security.

(TBA)       "To Be Announced" Securities.

(Step) Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REMICS      Real Estate Mortgage Investment Conduits.

(Perpetual) Security with no stated maturity date.

(PIK)       Represents a pay in kind security.

REIT        Real Estate Investment Trust.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2016, the value of these securities amounted to $12,594,055 or 28.2% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
            Rate), (ii) the prime rate offered by one or more major U.S. banks,
            (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $44,412,671 was as follows:

               Aggregate gross unrealized appreciation for all investments in which
                 there is an excess of value over tax cost                                                 $ 1,763,771

               Aggregate gross unrealized depreciation for all investments in which
                 there is an excess of tax cost over value                                                    (939,975)
                                                                                                           -----------

               Net unrealized appreciation                                                                 $   823,796
                                                                                                           ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c) Security issued with a zero coupon. Income is earned through accretion of discount.

(d)         Security is in default and is non-income producing.

(e) Structured reinsurance investment. At June 30, 2016, the value of these securities amounted to $43,184 or 0.1% of total net assets. See Notes To Financial Statements -- Note 1H.

(f)         Rate to be determined.

(g)         Consists of Revenue Bonds unless otherwise indicated.

(h)         Represents a General Obligation Bond.

(i)         Affiliated funds managed by Pioneer Investment Management, Inc.

Principal amounts are denominated in U.S. Dollars unless otherwise noted:

ARS         Argentine Peso

AUD         Australian Dollar

BRL         Brazilian Real

CNY         New Chinese Yuan

EURO        Euro

GHS         Ghanaian Cedi

IDR         Indonesian Rupiah

INR         Indian Rupee

MXN         Mexican Peso

NOK         Norwegian Krone

NZD         New Zealand Dollar

RON         Romanian New Leu

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016 were as follows:

                                                        Purchases       Sales
            Long-Term U.S. Government Securities       $ 2,542,955    $6,511,488
            Other Long-Term Securities                  12,197,226     7,680,259

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

                                                                                                            Premiums     Unrealized
Notional                                                                              Credit    Expiration      Paid   Appreciation
Principal ($)(1) Counterparty               Obligation Entity/Index           Coupon  Rating(2) Date       (Received) (Depreciation)
     100,000     J.P. Morgan Securities LLC American Axle & Manufacturing Co.   5.00%  BB-      12/20/17     $(2,999)       $ 8,779
      50,000     J.P. Morgan Securities LLC Goodyear Tire & Rubber, Inc.        5.00%   BB      12/20/17      (1,625)         5,036
      75,000     Morgan Stanley             Diamond Offshore Drill Inc.         1.00% BBB+      12/20/19      (2,810)        (2,819)
                 Capital Services LLC
                                                                                                             -------        -------
                                                                                                             $(7,434)       $10,996
                                                                                                             =======        =======

(1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2) Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                                                                     Level 1      Level 2      Level 3     Total
Convertible Corporate Bonds                                        $       --   $   673,910   $     --  $   673,910
Preferred Stocks                                                      174,163            --         --      174,163
Convertible Preferred Stocks                                          292,994            --         --      292,994
Common Stocks
  Capital Goods
     Construction & Engineering                                            --       165,121         --      165,121
  All Other Common Stocks                                               2,927            --         --        2,927
Asset Backed Securities                                                    --     1,690,603         --    1,690,603
Collateralized Mortgage Obligations                                        --     4,329,781         --    4,329,781
Corporate Bonds
  Insurance
     Reinsurance                                                           --        30,818     43,184       74,002
  All Other Corporate Bonds                                                --    21,244,095         --   21,244,095
U.S. Government Agency Obligations                                         --     7,877,620         --    7,877,620
Foreign Government Bonds                                                   --     2,864,942         --    2,864,942
Municipal Bonds                                                            --       606,288         --      606,288
Senior Floating Rate Loan Interests                                        --     4,465,021         --    4,465,021
Mutual Fund                                                                --       775,000         --      775,000
                                                                   ----------   -----------   --------  -----------
Total                                                              $  470,084   $44,723,199   $ 43,184  $45,236,467
                                                                   ==========   ===========   ========  ===========
Other Financial Instruments
Net unrealized appreciation on swap contracts                      $       --   $    10,996   $     --  $    10,996
Net unrealized depreciation on futures contracts                     (230,964)           --         --     (230,964)
Net unrealized appreciation on forward foreign currency contracts          --        44,490         --       44,490
Net unrealized depreciation on forward foreign currency contracts          --       (24,089)        --      (24,089)
                                                                   ----------   -----------   --------  -----------
Total Other Financial Instruments                                  $ (230,964)  $    31,397   $     --  $  (199,567)
                                                                   ==========   ===========   ========  ===========

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of June 30, 2016.

                                                                     Level 1      Level 2      Level 3     Total
Assets:
Foreign currencies, at value                                       $       --   $    15,577   $     --  $    15,577
Restricted cash                                                            --       103,263         --      103,263
Variation margin for futures contracts                                    875            --         --          875
                                                                   ----------   -----------   --------  -----------
Total:                                                             $      875   $   118,840   $     --  $   119,715
                                                                   ==========   ===========   ========  ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

                                                                       Corporate
                                                                         Bonds
Balance as of 12/31/15                                                  $46,780
Realized gain (loss)(1)                                                     110
Change in unrealized appreciation (depreciation)(2)                      (1,995)
Purchases                                                                    --
Sales                                                                    (1,711)
Transfers in to Level 3*                                                     --
Transfers out of Level 3*                                                    --
                                                                        -------
Balance as of 6/30/16                                                   $43,184
                                                                        =======

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

     Net change in unrealized appreciation (depreciation)
        of investments still held as of 6/30/16                        $ (1,995)
                                                                       --------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              6/30/16   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                            (unaudited)  12/31/15    12/31/14    12/31/13    12/31/12    12/31/11
Class I
Net asset value, beginning of period                         $  9.78     $ 10.28     $ 10.37     $ 10.76     $ 10.24     $ 10.63
                                                             -------     -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $  0.19(c)  $  0.27(c)  $  0.33     $  0.43     $  0.48     $  0.63
  Net realized and unrealized gain (loss) on investments        0.34       (0.40)       0.09       (0.31)       0.67       (0.43)
                                                             -------     -------     -------     -------     -------     -------
Net increase (decrease) from investment operations           $  0.53     $ (0.13)    $  0.42     $  0.12     $  1.15     $  0.20
                                                             -------     -------     -------     -------     -------     -------
Distribution to shareowners:
  Net investment income                                      $ (0.17)    $ (0.32)    $ (0.39)    $ (0.45)    $ (0.53)    $ (0.54)
  Net realized gain                                               --       (0.05)      (0.12)      (0.06)      (0.10)      (0.05)
                                                             -------     -------     -------     -------     -------     -------
Total distributions                                          $ (0.17)    $ (0.37)    $ (0.51)    $ (0.51)    $ (0.63)    $ (0.59)
                                                             -------     -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $  0.36     $ (0.50)    $ (0.09)    $ (0.39)    $  0.52     $ (0.39)
                                                             -------     -------     -------     -------     -------     -------
Net asset value, end of period                               $ 10.14     $  9.78     $ 10.28     $ 10.37     $ 10.76     $ 10.24
                                                             =======     =======     =======     =======     =======     =======
Total return*                                                   5.45%      (1.27)%      3.96%       1.17%      11.43%       1.90%(a)
Ratio of net expenses to average net assets (b)                 0.75%**     1.20%       1.21%       1.23%       1.27%       1.22%
Ratio of net investment income (loss) to average net assets     3.85%**     2.66%       3.22%       3.97%       4.24%       5.30%
Portfolio turnover rate                                           67%**       56%         88%         30%         25%         43%
Net assets, end of period (in thousands)                     $11,327     $11,561     $10,541     $10,243     $10,931     $11,312
Ratios with no waiver of fees and assumption of expenses
  by the Adviser and no reduction for fees paid indirectly:
  Total expenses to average net assets (a)                      1.14%**     1.20%       1.21%       1.23%       1.27%       1.22%
  Net investment income (loss) to average net assets            3.46%**     2.66%       3.22%       3.97%       4.24%       5.30%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2011, the total return would have been 1.83%.

(b)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

(c) The per-share data presented above is based on the average shares outstanding for the period presented.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              6/30/16   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                            (unaudited)  12/31/15    12/31/14    12/31/13    12/31/12    12/31/11
Class II
Net asset value, beginning of period                         $  9.76     $ 10.26     $ 10.35     $ 10.74     $ 10.22     $ 10.62
                                                             -------     -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  0.18(c)  $  0.24(c)  $  0.30     $  0.37     $  0.36     $  0.52
   Net realized and unrealized gain (loss) on investments       0.34       (0.39)       0.09       (0.27)       0.76       (0.35)
                                                             -------     -------     -------     -------     -------     -------
Net increase (decrease) from investment operations           $  0.52     $ (0.15)    $  0.39     $  0.10     $  1.12     $  0.17
                                                             -------     -------     -------     -------     -------     -------
Distribution to shareowners:
   Net investment income                                     $ (0.16)    $ (0.30)    $ (0.36)    $ (0.43)    $ (0.50)    $ (0.52)
   Net realized gain                                              --       (0.05)      (0.12)      (0.06)      (0.10)      (0.05)
                                                             -------     -------     -------     -------     -------     -------
Total distributions                                          $ (0.16)    $ (0.35)    $ (0.48)    $ (0.49)    $ (0.60)    $ (0.57)
                                                             -------     -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $  0.36     $ (0.50)    $ (0.09)    $ (0.39)    $  0.52     $ (0.40)
                                                             -------     -------     -------     -------     -------     -------
Net asset value, end of period                               $ 10.12     $  9.76     $ 10.26     $ 10.35     $ 10.74     $ 10.22
                                                             =======     =======     =======     =======     =======     =======
Total return*                                                   5.33%      (1.52)%      3.71%       0.92%      11.18%       1.56%(a)
Ratio of net expenses to average net assets (b)                 1.00%**     1.45%       1.45%       1.47%       1.53%       1.47%
Ratio of net investment income (loss) to average net assets     3.59%**     2.41%       2.96%       3.74%       3.92%       5.06%
Portfolio turnover rate                                           67%**       56%         88%         30%         25%         43%
Net assets, end of period (in thousands)                     $33,293     $34,943     $31,526     $28,261     $25,265     $16,511
Ratios with no waiver of fees and assumption of expenses
  by the Adviser and no reduction for fees paid indirectly:
  Total expenses to average net assets (a)                      1.39%**     1.45%       1.45%       1.47%       1.53%       1.47%
  Net investment income (loss) to average net assets            3.20%**     2.41%       2.96%       3.74%       3.92%       5.06%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2011, the total return would have been 1.50%.

(b)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

(c) The per-share data presented above is based on the average shares outstanding for the period presented.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value (cost $43,631,353)  $44,461,467
  Investment in securities of an affiliated issuer, at value (cost $775,000)         775,000
                                                                                 -----------
    Total investments in securities, at value (cost $44,406,353)                 $45,236,467
  Cash                                                                               746,362
  Foreign currencies, at value (cost $15,564)                                         15,577
  Restricted cash*                                                                   103,263
  Receivables --
    Investment securities sold                                                        31,078
    Portfolio shares sold                                                            197,016
    Dividends                                                                            109
    Interest                                                                         389,551
  Unrealized appreciation on forward foreign currency contracts                       44,490
  Net unrealized appreciation on swap contracts                                       10,996
  Due from Pioneer Investment Management, Inc.                                        49,769
  Variation margin for futures contracts                                                 875
  Other assets                                                                        10,166
                                                                                 -----------
      Total assets                                                               $46,835,719
                                                                                 -----------
LIABILITIES:
  Payables --
    Investment securities purchased                                              $ 2,047,786
    Portfolio shares repurchased                                                      25,241
  Credit default swaps, premiums received                                              7,434
  Unrealized depreciation on forward foreign currency contracts                       24,089
  Due to affiliates                                                                   42,523
  Accrued expenses                                                                    67,838
                                                                                 -----------
      Total liabilities                                                          $ 2,214,911
                                                                                 -----------
NET ASSETS:
  Paid-in capital                                                                $44,250,935
  Undistributed net investment income                                                227,078
  Accumulated net realized loss on investments, foreign currency
    transactions, swap contracts and futures contracts                              (487,142)
  Net unrealized appreciation on investments                                         830,114
  Net unrealized appreciation on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies                    19,791
  Net unrealized depreciation on futures contracts                                  (230,964)
  Net unrealized appreciation on swap contracts                                       10,996
                                                                                 -----------
      Total net assets                                                           $44,620,808
                                                                                 -----------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $11,327,466/1,116,878 shares)                                $     10.14
                                                                                 ===========
  Class II (based on $33,293,342/3,289,528 shares)                               $     10.12
                                                                                 ===========

* Represents restricted cash deposited at the custodian and/or counterparty for derivative contracts.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
  Interest                                                                            $  979,589
  Dividends                                                                               14,034
                                                                                      ----------
       Total investment income                                                                     $  993,623
                                                                                                   ----------

EXPENSES:
  Management fees                                                                     $  139,462
  Distribution fees
     Class II                                                                             40,523
  Administrative expense                                                                  15,230
  Custodian fees                                                                          28,581
  Professional fees                                                                       25,722
  Printing expense                                                                         5,511
  Fees and expenses of nonaffiliated Trustees                                              3,532
  Pricing fees                                                                            27,237
  Miscellaneous                                                                            1,004
                                                                                      ----------
     Total expenses                                                                                $  286,802
                                                                                                   ----------
     Less fees waived and expenses reimbursed by Pioneer Investment Management, Inc.                  (83,781)
     Net operating expenses                                                                           203,021
                                                                                                   ----------
       Net investment income                                                                       $  790,602
                                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SWAP CONTRACTS, FUTURES CONTRACTS AND FOREIGN
CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investments                                                                       $  (38,210)
    Swap contracts                                                                        76,094
    Futures contracts                                                                   (161,866)
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                                 (149,607)  $ (273,589)
                                                                                      ----------   -----------
  Change in net unrealized appreciation (depreciation) on:
    Investments (including from affiliated Issuer of $--)                             $2,001,025
    Swap contracts                                                                        (8,973)
    Futures contracts                                                                   (271,473)
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                                   43,175   $1,763,754
                                                                                      ----------   ----------
  Net realized and unrealized gain (loss) on investments, swap contracts, futures
    contracts and foreign currency transactions                                                    $1,490,165
                                                                                                   ----------
  Net increase in net assets resulting from operations                                             $2,280,767
                                                                                                   ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   Six Months
                                                                                      Ended
                                                                                     6/30/16      Year Ended
                                                                                   (unaudited)     12/31/15
FROM OPERATIONS:
Net investment income (loss)                                                      $    790,602   $  1,090,513
Net realized gain (loss) on investments, swap contracts, futures contracts
  and foreign currency transactions                                                   (273,589)      (128,941)
Change in net unrealized appreciation (depreciation) on investments, swap
  contracts, futures contracts and foreign currency transactions                     1,763,754     (1,675,400)
                                                                                  ------------   ------------
    Net increase (decrease) in net assets resulting from operations               $  2,280,767   $   (713,828)
                                                                                  ------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class I ($0.17 and $0.32 per share, respectively)                             $   (186,674)  $   (306,788)
    Class II ($0.16 and $0.30 per share, respectively)                                (514,644)    (1,017,954)
Net realized gain:
    Class I ($0.00 and $0.05 per share, respectively)                                       --        (49,967)
    Class II ($0.00 and $0.05 per share, respectively)                                      --       (175,987)
                                                                                  ------------   ------------
      Total distributions to shareowners                                          $   (701,318)  $ (1,550,696)
                                                                                  ------------   ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                  $  4,550,485   $ 19,504,480
Reinvestment of distributions                                                          702,125      1,550,696
Cost of shares repurchased                                                          (8,714,993)   (14,354,502)
                                                                                  ------------   ------------
    Net increase (decrease) in net assets resulting from
      Portfolio share transactions                                                $ (3,462,383)  $  6,700,674
                                                                                  ------------   ------------
    Net increase (decrease) in net assets                                         $ (1,882,934)  $  4,436,150
NET ASSETS:
Beginning of period                                                               $ 46,503,742   $ 42,067,592
                                                                                  ------------   ------------
End of period                                                                     $ 44,620,808   $ 46,503,742
                                                                                  ============   ============
Undistributed net investment income                                               $    227,078   $    137,794
                                                                                  ============   ============

                                Six Months    Six Months
                                   Ended         Ended
                                  6/30/16       6/30/16      Year Ended   Year Ended
                                   Shares       Amount        12/31/15     12/31/15
                                (unaudited)   (unaudited)      Shares       Amount
CLASS I
Shares sold                       87,760     $    861,512       349,812   $  3,434,171
Reinvestment of distributions     18,772          186,864        35,177        356,755
Less shares repurchased         (172,089)      (1,688,057)     (227,759)    (2,312,414)
                                --------     ------------    ----------   ------------
   Net increase (decrease)       (65,557)    $   (639,681)      157,230   $  1,478,512
                                ========     ============    ==========   ============
CLASS II
Shares sold                      371,283     $  3,688,973     1,581,041   $ 16,070,309
Reinvestment of distributions     51,883          515,261       118,140      1,193,941
Less shares repurchased         (715,380)      (7,026,936)   (1,189,678)   (12,042,088)
                                --------     ------------    ----------   ------------
   Net increase (decrease)      (292,214)    $ (2,822,702)      509,503   $  5,222,162
                                ========     ============    ==========   ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income VCT Portfolio (the Portfolio) is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to produce a high level of current income.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

     Loan interests are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.

     Event-linked bonds or catastrophe bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance linked securities (including sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

     Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable

40
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Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

     International Swap Dealer association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

     Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

     Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

     Securities or loan interests for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

     At June 30, 2016, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (See Note 5).

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Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

E.   Federal Income Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

     In addition to meeting the requirements of the Internal Revenue Code, the Portfolio may be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2015, the Portfolio paid no such taxes.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the Portfolio's taxable year. The tax character of distributions paid during the year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

     ----------------------------------------------------------------------------
                                                                            2015
     ----------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                $  1,324,742
     Long-term capital gain                                              225,954
                                                                    ------------
       Total distributions                                          $  1,550,696
                                                                    ============
     Distributable Earnings:
     Undistributed ordinary income                                  $    148,767
     Capital loss carryforward                                          (173,044)
     Net unrealized depreciation                                      (1,185,299)
                                                                    ------------
       Total                                                        $ (1,209,576)
                                                                    ============

     The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax adjustments relating to catastrophe bonds, interest accruals on preferred stock, defaulted bonds, the mark-to-market on foreign currency contracts, credit default swaps and futures contracts.

F.   Portfolio Shares and Class Allocations

     The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
     Note 4). Class I shares do not pay distribution fees.

     All expenses and fees paid to the Portfolios' transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.   Risks

     When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise. Interest rates in the U.S. recently have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Portfolio. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying issuers and their inability to meet their debt obligations. Prepayment risk is the chance that fixed-income securities will be paid off early if interest rates fall. Certain securities in which the Portfolio invests, including floating rate loans,

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

     once sold, may not settle for an extended period (for example, several weeks or even longer). The Portfolio will not receive its sale proceeds until that time, which may constrain the Portfolio's ability to meet its obligations (including obligations to redeeming shareholders). The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

H.   Insurance-Linked Securities (ILS)

     The Portfolio invests in event-linked bonds. Event-linked bonds are floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event occurs, as defined within the terms of an event-linked bond, the Portfolio may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Portfolio is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, event-linked bonds may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     The Portfolio's investments in ILS may include special purpose vehicles ("SPVs") or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties ("ILWs"). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange traded instruments.

     Structured reinsurance investments, including quota share instruments, collateralized reinsurance investments and ILWs, generally are subject to the same risks as event-linked bonds. In addition, where the instruments are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for PIM to fully evaluate the underlying risk profile of the Portfolio's structured reinsurance investments and therefore the Portfolio's assets are placed at greater risk of loss than if PIM had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.

I.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specific price, which is typically higher than the purchase price paid by the Portfolio. The securities purchased serve as the Portfolio's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. The Portfolio's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss to the Portfolio. Additionally, if the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities. As of and for the six months ended June 30, 2016, the Portfolio had no open repurchase agreements.

J.   Futures Contracts

     The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2016 was $103,750 and is recorded within "Restricted

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Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

     cash" in the Statement of Assets and Liabilities. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market, interest rate and counterparty risks, which may exceed the amounts recognized by the Portfolio. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the six months ended June 30, 2016 was $(9,635,206).

     At June 30, 2016, open futures contracts were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                        Number of                                                Unrealized
                                                        Contracts           Settlement                          Appreciation
Description                      Counterparty          Long/(Short)           Month               Value        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
U.S 5 Year Note (CBT)            Citibank NA                (27)               9/16         $ (3,298,430)      $    (60,225)
U.S 2 Year Note (CBT)            Citibank NA                  5                9/16            1,096,641              7,656
U.S 10 Year Note (CBT)           Citibank NA                (54)               9/16           (7,181,156)          (189,844)
U.S. Ultra Bond (CBT)            Citibank NA                  3                9/16              559,125             37,247
U.S. 10 Year Ultra (CBT)         Citibank NA                 (5)               9/16             (728,359)           (25,798)
-----------------------------------------------------------------------------------------------------------------------------
  Total                                                                                     $ (9,552,179)      $   (230,964)
-----------------------------------------------------------------------------------------------------------------------------

K.   Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event on underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may sell or buy credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

     When the Portfolio enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses in the Statement of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

     change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

     Open credit default swap contracts at June 30, 2016 are listed at the end of the Schedule of Investments. The average value of swap contracts open during the six months ended June 30, 2016 was $11,008.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.64% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $42,073 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3.   Transfer Agent

Effective November 2, 2015, Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc., a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

4.   Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD) a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $450 in distribution fees payable to PFD at June 30, 2016.

5.   Forward Foreign Currency Contracts

During the six months ended June 30, 2016, the Portfolio entered into various forward foreign currency contracts that obligate the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Portfolio may close out such contract by entering into an offsetting contract. The average value of forward foreign currency contracts open during the six months ended June 30, 2016 was $(1,652,935).

As of June 30, 2016, open forward foreign currency contracts were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Currency         In                                    Settlement      Unrealized
Currency Sold             Deliver               Purchased     Exchange for      Counterparty                Date       Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
EUR (Euro)               (100,402)                    USD          111,631     Goldman Sachs & Co.         9/30/2016       $      7
CNY (Chinese Yuan)       (500,000)                    USD           75,491   JP Morgan Chase Bank NA       9/08/2016            452
EUR (Euro)                (75,550)                    USD           85,503   JP Morgan Chase Bank NA       8/03/2016          1,694
EUR (Euro)                (81,398)                    USD           92,072         Citibank NA             8/03/2016          1,775
NOK (Norwegian Krone)  (2,121,875)              EUR (Euro)         226,618   JP Morgan Chase Bank NA       7/18/2016          1,839
USD                      (215,859)   NOK (Norwegian Krone)       1,840,000           UBS AG                9/30/2016          3,358
USD                      (304,521)      MXN (Mexican Peso)       5,681,110   JP Morgan Chase Bank NA       8/03/2016          4,847
USD                      (131,187) IDR (Indonesian Rupiah)   1,808,411,545   JP Morgan Chase Bank NA       7/26/2016          5,242
EUR (Euro)               (986,926)                    USD        1,106,248 Brown Brothers Harriman & Co.   8/03/2016         11,429
USD                      (311,231) IDR (Indonesian Rupiah)   4,308,990,271     Goldman Sachs & Co.         7/26/2016         13,847
-----------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                                                    $ 44,490
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                              Currency               In                                  Settlement    Unrealized
Currency Sold                   Deliver      Purchased          Exchange for        Counterparty            Date      Depreciation
----------------------------------------------------------------------------------------------------------------------------------
NZD (New Zealand Dollar)      (1,017,193)          USD            713,953              UBS AG            9/20/2016      $  (8,371)
JPY (Japanese Yen)           (23,718,202)          USD            222,129              UBS AG            9/08/2016         (8,048)
NOK (Norwegian Krone)         (2,121,875)          EUR            226,618      JP Morgan Chase Bank NA   7/18/2016         (3,437)
IDR (Indonesian Rupiah)   (1,918,084,122)          USD            142,122              UBS AG            7/26/2016         (2,580)
AUD (Australian Dollar)         (172,406)          USD            126,322        Goldman Sachs & Co.     9/20/2016         (1,653)
----------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                                                 $ (24,089)
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

6.   Assets and Liabilities Offsetting

The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over the Counter (OTC) derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of event of a default and/or termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio's credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio's custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio's collateral obligations, if any, will be reported separately in the Statement of Assets and Liabilities as "Restricted Cash." Securities pledged by the Portfolio as collateral, if any, are identified as such in the Schedule of Investments.

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have been offset on the Statement of Assets and Liabilities except for forward foreign currency contracts, which are shown on a gross basis. The following charts show gross assets and liabilities of the Portfolio as of June 30, 2016.

-----------------------------------------------------------------------------------------------------------------------
                                  Derivative Assets     Derivatives       Non-Cash           Cash           Net Amount
                                  Subject to Master      Available       Collateral       Collateral      of Derivative
Counterparty                      Netting Agreement      for Offset     Received (a)     Received (a)       Assets (b)
-----------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank NA               $  27,889          $ (3,437)       $      --         $     --         $  24,452
Morgan Stanley Capital
   Services LLC                              --                --               --               --                --
Goldman Sachs & Co.                      13,854            (1,653)                                             12,201
Brown Brothers Harriman & Co.            11,429                --               --               --            11,429
UBS AG                                    3,358            (3,358)              --               --                --
-----------------------------------------------------------------------------------------------------------------------
    Total                             $  56,530          $ (8,448)       $      --         $     --         $  48,082
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                Derivative Liabilities   Derivatives      Non-Cash          Cash           Net Amount
                                  Subject to Master      Available      Collateral      Collateral       of Derivative
Counterparty                      Netting Agreement      for Offset     Pledged (a)     Pledged (a)     Liabilities (b)
-----------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank NA               $   3,437          $ (3,437)      $      --        $     --          $      --
Morgan Stanley Capital
   Services LLC                           2,819                --              --              --              2,819
Goldman Sachs & Co.                       1,653            (1,653)             --              --                 --
Brown Brothers Harriman & Co.                --                --              --              --                 --
UBS AG                                   17,999            (3,358)             --              --             14,641
-----------------------------------------------------------------------------------------------------------------------
   Total                              $  25,908          $ (8,448)      $      --        $     --          $  17,460
-----------------------------------------------------------------------------------------------------------------------

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.

(c) Represents the net amount payable to the counterparty in the event of default.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

7.   Additional Disclosures about Derivative Instruments and Hedging Activities

The Portfolio's use of derivatives subjects it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2016 was as follows:

--------------------------------------------------------------------------------------------------------------
                                                                            Foreign
Statement of Assets                        Interest Rate      Credit       Exchange       Equity     Commodity
and Liabilities                                 Risk           Risk        Rate Risk       Risk        Risk
--------------------------------------------------------------------------------------------------------------
Assets
   Net unrealized appreciation on
     swap contracts                        $        --     $    10,996    $        --    $     --   $       --
   Unrealized appreciation of
     forward foreign currency contracts             --              --         44,490                       --
--------------------------------------------------------------------------------------------------------------
  Total Value                              $               $    10,996    $    44,490    $     --   $       --
==============================================================================================================
Liabilities
   Unrealized depreciation of forward
     foreign currency contracts            $        --     $        --    $    24,089    $     --   $       --
   Net unrealized depreciation of futures
     contracts                                 230,964
--------------------------------------------------------------------------------------------------------------
   Total Value                             $   230,964     $        --    $    24,089    $     --   $       --
--------------------------------------------------------------------------------------------------------------

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2016 was as follows:

--------------------------------------------------------------------------------------------------------------
                                                                            Foreign
                                           Interest Rate      Credit     Exchange Rate    Equity     Commodity
Statement of Operations                         Risk           Risk          Risk          Risk        Risk
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
   Swap contracts                          $       --      $    76,094    $        --    $     --   $       --
   Futures contracts                         (161,866)              --             --          --           --
   Forward foreign currency contracts*             --               --       (138,198)         --           --
--------------------------------------------------------------------------------------------------------------
  Total Value                              $ (161,866)     $    76,094    $  (138,198)   $     --   $       --
==============================================================================================================
Change in net unrealized appreciation
   (depreciation) on
   Swap contracts                          $       --      $    (8,973)   $        --    $     --   $       --
   Futures contracts                         (271,473)              --             --          --           --
   Forward foreign currency contracts*             --               --         41,244          --           --
--------------------------------------------------------------------------------------------------------------
  Total Value                              $ (271,473)     $    (8,973)   $    41,244    $     --   $       --
--------------------------------------------------------------------------------------------------------------

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                               Advisory Trustee
Lisa M. Jones, President and                           Lorraine H. Monchak*
  Chief Executive Officer
Mark E. Bradley, Treasurer and
  Chief Financial Officer
Christopher J. Kelley, Secretary and
  Chief Legal Officer                                  Trustees
                                                       Thomas J. Perna, Chairman
                                                       David R. Bock
                                                       Benjamin M. Friedman
                                                       Margaret B.W. Graham
                                                       Marguerite A. Piret
                                                       Fred J. Ricciardi
Investment  Adviser  and  Administrator                Kenneth  J. Taubes
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

*    Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   19636-10-0816

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

               Pioneer Real Estate Shares VCT Portfolio -- Class I and II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2016

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Real Estate VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      7

  Financial Statements                                                         9

  Notes to Financial Statements                                               14

  Trustees, Officers and Service Providers                                    21

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/16
--------------------------------------------------------------------------------

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Apartment                                                                  17.0%
Regional Mall                                                              15.6%
Office                                                                     14.7%
Health Care                                                                 9.6%
Storage                                                                     8.5%
Shopping Center                                                             7.8%
Industrial                                                                  6.9%
Diversified                                                                 6.3%
Hotel                                                                       6.0%
Triple Net Lease                                                            4.2%
Cash and equivalents                                                        1.9%
Manufactured Home                                                           1.5%

Five Largest Holdings
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
1. Equity Residential Property
   Trust, Inc.                                                             6.01%
--------------------------------------------------------------------------------
2. Boston Properties, Inc.                                                 5.33
--------------------------------------------------------------------------------
3. Welltower, Inc.                                                         5.03
--------------------------------------------------------------------------------
4. Taubman Centers, Inc.                                                   3.93
--------------------------------------------------------------------------------
5. Camden Property Trust                                                   2.81
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

-------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/16
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                       6/30/16            12/31/15
   Class I                                       $17.33             $19.53
   Class II                                      $17.36             $19.55

                                Net
Distributions per Share         Investment       Short-Term        Long-Term
(1/1/16 - 6/30/16)              Income           Capital Gains     Capital Gains
   Class I                      $0.3800          $ --              $3.7224
   Class II                     $0.3500          $ --              $3.7224

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Real Estate Shares VCT Portfolio at net asset value during the periods shown, compared to that of the Morgan Stanley Capital International (MSCI) US REIT ND Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

          Pioneer Real Estate Shares VCT    Pioneer Real Estate Shares VCT      MSCI US RElT ND
          Portfolio, Class I                Portfolio, Class II                 Index
6/07      $11,027                           $11,001                             $11,205
6/08      $ 9,415                           $ 9,367                             $ 9,620
6/09      $ 5,399                           $ 5,369                             $ 5,413
6/10      $ 8,432                           $ 8,371                             $ 8,402
6/11      $11,204                           $11,101                             $11,266
6/12      $12,665                           $12,520                             $12,752
6/13      $13,708                           $13,522                             $13,904
6/14      $15,507                           $15,255                             $15,764
6/15      $16,316                           $16,018                             $16,384
6/16      $19,982                           $19,559                             $20,332

The MSCI US REIT ND Index is an unmanaged, widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2016)

--------------------------------------------------------------------------------
                                                              MSCI US
                    Class I                   Class II     REIT ND Index
--------------------------------------------------------------------------------
10 Years             7.17%                      6.94%          5.94%
5 Years             12.27%                     12.00%         11.19%
1 Year              22.47%                     22.11%         22.40%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us. pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges.

These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT Portfolio

Based on actual returns from January 1, 2016 through June 30, 2016.

Share Class                                            I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                   $1,000.00          $1,000.00
Ending Account Value on 6/30/16                     $1,104.80          $1,103.60
Expenses Paid During Period*                        $    5.23          $    6.54

* Expenses are equal to the Portfolio's annualized net expense ratio of 1.00% and 1.25%, for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016 through June 30, 2016.


Share Class                                            I                 II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/16                   $1,000.00          $1,000.00
Ending Account Value on 6/30/16                     $1,019.39          $1,018.65
Expenses Paid During Period*                        $    5.02          $    6.27

* Expenses are equal to the Portfolio's annualized net expense ratio of 1.00% and 1.25%, for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, Matthew Troxell of AEW Capital Management, L.P., sub-adviser for Pioneer Real Estate Shares VCT Portfolio, discusses the market environment for real estate-related investments and the Portfolio's performance during the six-month period ended June 30, 2016.

Q:  How did the Portfolio perform during the six-month period ended
    June 30, 2016?

A: Pioneer Real Estate Shares VCT Portfolio's Class I shares returned 10.48% at net asset value during the six-month period ended June 30, 2016, and Class II shares returned 10.36%, while the Portfolio's benchmark, the Morgan Stanley Capital International (MSCI) U.S. Real Estate Investment Trust (REIT) ND Index (the MSCI Index)(1), returned 12.76%. During the same period, the average return of the 45 variable portfolios in Lipper's Real Estate Underlying Funds category was 11.31%.

Q: How would you describe the market environment for REIT investors during the six-month period ended June 30, 2016?

A: After a slower-than-expected first quarter, the US economy continued to muddle along during the second quarter, with early indicators suggesting that the economy grew at a faster rate than the roughly 1% pace of the first quarter. However, slowing employment growth in May, and increased uncertainty in global markets following the June "Brexit" vote (in favor of leaving the European Union) in the United Kingdom sharply reduced expectations of more near-term increases in interest rates from the US Federal Reserve (the Fed).

    Falling interest rates have played a big part in the outperformance of REITs over the past several months. Investors have long focused on rising interest rates as a reason not to overweight REITs, and halfway through the six-month period, forecasters were still expecting the Fed to increase the influential Federal funds rate in 2016. The weak jobs report in May (revised down to 11,000) and the subsequent Brexit vote called all of that into question, however, and contributed to a "risk-off" environment, which we believe is likely to persist until investors find some clarity on these and other concerns. It should be noted, though, that the June jobs report, released after period end, was much better than May's (287,000 jobs added), and the initial market sell-off in the immediate wake of the Brexit vote proved, at least for the time being, to be a short-term phenomenon.

----------------------
1 The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

Q: Which investments or strategies detracted from the Portfolio's benchmark-relative performance during the six-month period ended June 30, 2016?

A: The Portfolio's absolute return was quite strong over the six-month period, but still fell short of the MSCI Index's return. The Portfolio's underperformance relative to the MSCI Index during the period was due to both negative stock selection and negative sector allocation results.

    Stock selection results were weakest in the office, storage, and regional mall sectors, and strongest in the health care, apartment, and manufactured home sectors. Negative sector allocation results were primarily due to the Portfolio's underweight position in the outperforming triple-net-lease sector as well as overweight positions in the underperforming apartment and diversified sectors. The Portfolio's small cash position also detracted from benchmark-relative returns, given the REIT sector's strong absolute performance over the six-month period.

    Among individual REITs, the top detractors from the Portfolio's benchmark-relative performance included overweight positions in the underperforming Taubman Centers and Equity Residential REITs, and a lack of exposure to the outperforming Digital Realty REIT. In addition, the Portfolio's not having a position in Equinix, a strong-performing office REIT, held back benchmark-relative returns; however, that negative was partially offset by the Portfolio's overweight position in DuPont Fabros Technology (discussed in the next section).

Q: Which investments or strategies aided the Portfolio's benchmark-relative performance during the six-month period ended June 30, 2016?

A: Among individual REITs, the top contributors to the Portfolio's benchmark-relative performance during the period included an overweight position in the outperforming DuPont Fabros Technology (office), and our avoidance of the underperforming HCP (health care) and Essex Property Trust (apartments) REITs. In the office sector, data centers posted strong performance during the period, driven by solid leasing momentum. Data centers significantly outperformed the overall office sector over the six months, and, as a result, the Portfolio's overweight to Dupont Fabros Technology was the largest positive contributor to benchmark-relative performance.

    HCP's top two tenants, representing nearly 50% of its rents, faced headwinds during the reporting period. Consequently, in February 2016, the company announced a sizable loss with tenant HCR ManorCare, a skilled-nursing long-term care operator that ties up approximately 20% of HCP's assets. The loss had a significant impact on HCP's performance during the period. Fortunately, we had sold the Portfolio's position in HCP during the fourth quarter of 2015 and reallocated the sale proceeds to investments in Ventas and Well Tower, which we believed offered better risk/reward dynamics. As such, while the Portfolio's underweight exposure to the health care REIT sector dampened overall results, benchmark-relative performance benefited from not holding HCP during the six-month period. Finally, the Portfolio's relative returns received a boost from not owning Essex Property Trust, as the apartment sector lagged the overall market due to investors' concerns about moderating growth trends.

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Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/16                              (continued)
--------------------------------------------------------------------------------

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Q: Did the Portfolio invest in any derivative securities during the six-month period ended June 30, 2016?

A:  No. We did not engage in any derivatives trading during the period.

Q:  What is your outlook for REITs in the coming months?

A: While the REIT market is likely to continue to react nervously to any changes in the supportive interest-rate environment, we think positive earnings should drive ample dividend* growth, which would be especially attractive in the current low-yield environment and would help to offset the effects of gradual increases in interest rates -- if the economy strengthens enough to warrant them. While the dramatic decline in rates thus far in 2016 has been an unexpected tailwind to overall REIT performance, looking forward, we expect that REIT returns will derive more from current yield and improving earnings fundamentals than by additional multiple expansions.

    As of June 30, 2016, our bottom-up stock selection process indicates that the best relative values are found in the regional mall, apartment, and diversified REIT sectors, and so we are maintaining the Portfolio's largest overweights in those areas. Conversely, the Portfolio's largest underweights relative to the MSCI Index at period end are in the triple-net-lease, health care, and office sectors.

*   Dividends are not guaranteed.

Please refer to the Schedule of Investments on pages 7-8 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

6
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Pioneer Real Estate Shares VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                              Value
          COMMON STOCKS - 98.2%

          Consumer Services - 1.8%
          Hotels, Resorts & Cruise
          Lines - 1.8%
 37,500   Extended Stay America, Inc.                                $   560,625
  8,500   Hilton Worldwide Holdings, Inc.                                191,505
                                                                     -----------
                                                                     $   752,130
                                                                     -----------
          Total Consumer Services                                    $   752,130
                                                                     -----------
          Real Estate - 96.4%
          Diversified REIT - 9.1%
 20,200   American Assets Trust, Inc.                                $   857,288
 27,300   Empire State Realty Trust, Inc.*                               518,427
 40,800   Forest City Enterprises LP*                                    910,248
109,700   Gramercy Property Trust                                      1,011,434
 19,900   STORE Capital Corp.                                            586,055
                                                                     -----------
                                                                     $ 3,883,452
                                                                     -----------
          Industrial REIT - 6.9%
 41,500   Prologis, Inc.                                             $ 2,035,160
 42,500   Rexford Industrial Realty, Inc.*                               896,325
    700   Terreno Realty Corp.                                            18,109
                                                                     -----------
                                                                     $ 2,949,594
                                                                     -----------
          Hotel & Resort REIT - 4.2%
 18,700   Chatham Lodging Trust                                      $   411,026
 61,000   Host Hotels & Resorts, Inc.                                    988,810
 18,800   RLJ Lodging Trust                                              403,260
                                                                     -----------
                                                                     $ 1,803,096
                                                                     -----------
          Office REIT - 12.1%
 17,000   Boston Properties, Inc.                                    $ 2,242,300
 15,600   Douglas Emmett, Inc.                                           554,112
 10,900   Easterly Government Properties, Inc.                           215,057
 31,200   Paramount Group, Inc.                                          497,328
 57,900   Piedmont Office Realty Trust, Inc.                           1,247,166
  4,100   Vornado Realty Trust                                           410,492
                                                                     -----------
                                                                     $ 5,166,455
                                                                     -----------
          Health Care REIT - 9.6%
 27,600   Ventas, Inc.                                               $ 2,009,832
 27,800   Welltower, Inc.                                              2,117,526
                                                                     -----------
                                                                     $ 4,127,358
                                                                     -----------
          Residential REIT - 18.5%
 13,600   American Campus Communities, Inc.                          $   719,032
 35,200   American Homes 4 Rent*                                         720,896
 11,700   AvalonBay Communities, Inc.                                  2,110,563
 13,400   Camden Property Trust                                        1,184,828
  8,000   Equity LifeStyle Properties, Inc.                              640,400
 36,700   Equity Residential Property Trust, Inc.                      2,527,896
                                                                     -----------
                                                                     $ 7,903,615
                                                                     -----------
          Retail REIT - 23.4%
 19,800   Acadia Realty Trust                                        $   703,296
 34,500   DDR Corp.                                                      625,830
  7,100   Federal Realty Investment Trust                              1,175,405
 10,600   Retail Properties of America, Inc.                             179,140
 19,500   Simon Property Group, Inc.                                   4,229,550
 16,400   Tanger Factory Outlet Centers, Inc.                            658,952
 22,300   Taubman Centers, Inc.                                        1,654,660
  9,300   The Macerich Co.                                               794,127
                                                                     -----------
                                                                     $10,020,960
                                                                     -----------
          Specialized REIT - 11.4%
 37,000   CubeSmart                                                  $ 1,142,560
 26,300   DuPont Fabros Technology, Inc.                               1,250,302
  9,800   Public Storage, Inc.                                         2,504,782
                                                                     -----------
                                                                     $ 4,897,644
                                                                     -----------
          Diversified Real Estate
          Activities - 1.2%
 14,700   Alexander & Baldwin, Inc.*                                 $   531,258
                                                                     -----------
          Total Real Estate                                          $41,283,432
                                                                     -----------
          TOTAL COMMON STOCKS
          (Cost $20,647,825)                                         $42,035,562
                                                                     -----------
          TOTAL INVESTMENT IN
          SECURITIES - 98.2%
          (Cost $20,647,825) (a)                                     $42,035,562
                                                                     -----------
          OTHER ASSETS &
          LIABILITIES - 1.8%                                         $   771,343
                                                                     -----------
          TOTAL NET ASSETS - 100.0%                                  $42,806,905
                                                                     ===========

*          Non-income producing security.

REIT       Real Estate Investment Trust.

(a) At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $20,964,794 was as follows:

              Aggregate gross unrealized appreciation for all investments
               in which there is an excess of value over tax cost                  $21,339,504

              Aggregate gross unrealized depreciation for all investments
               in which there is an excess of tax cost over value                     (268,736)
                                                                                   -----------
              Net unrealized appreciation                                          $21,070,768
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2016 aggregated to $1,854,887 and $4,091,382, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/16 (UNAUDITED)                         (continued)
-------------------------------------------------------------------------------

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolio's investments:

                       Level 1            Level 2      Level 3       Total
Common Stocks          $42,035,562        $   --       $   --       $42,035,562
                       -----------        ------       ------       -----------
    Total              $42,035,562        $   --       $   --       $42,035,562
                       ===========        ======       ======       ===========

During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended
                                                                 6/30/16   Year Ended  Year Ended Year Ended Year Ended Year Ended
                                                               (unaudited)  12/31/15    12/31/14   12/31/13   12/31/12   12/31/11
Class I
Net asset value, beginning of period                             $ 19.53     $ 21.57     $ 18.77   $ 19.93    $ 17.53    $ 16.34
                                                                 -------     -------     -------   -------    -------    -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                 $  0.37(a)  $  0.29(a)  $  0.10   $  0.28    $  0.25    $  0.44
    Net realized and unrealized gain (loss) on investments          1.53        0.56        5.37      0.06       2.61       1.18
                                                                 -------     -------     -------   -------    -------    -------
       Net increase (decrease) from investment operations        $  1.90     $  0.85     $  5.47   $  0.34    $  2.86    $  1.62
Distribution to shareowners:
    Net investment income                                        $ (0.38)    $ (0.29)    $ (0.32)  $ (0.29)   $ (0.25)   $ (0.43)
    Net realized gain                                              (3.72)      (2.60)      (2.35)    (1.21)     (0.21)        --
                                                                 -------     -------     -------   -------    -------    -------
Total distributions                                              $ (4.10)    $ (2.89)    $ (2.67)  $ (1.50)   $ (0.46)   $ (0.43)
                                                                 -------     -------     -------   -------    -------    -------
Net increase (decrease) in net asset value                       $ (2.20)    $ (2.04)    $  2.80   $ (1.16)   $  2.40    $  1.19
                                                                 -------     -------     -------   -------    -------    -------
Net asset value, end of period                                   $ 17.33     $ 19.53     $ 21.57   $ 18.77    $ 19.93      17.53
                                                                 =======     =======     =======   =======    =======    =======
Total return*                                                      10.48%       4.79%      30.87%     1.75%     16.41%     10.02%
Ratio of net expenses to average net assets (b)                     1.00%**     1.03%       1.02%     1.03%      1.02%      1.03%
Ratio of net investment income (loss) to average net assets         3.88%**     1.45%       1.51%     1.38%      2.41%      2.48%
Portfolio turnover rate                                                9%**       17%         13%       13%         5%        10%
Net assets, end of period (in thousands)                         $10,460     $10,215     $10,684   $ 9,383    $10,514    $10,428

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                 (continued)
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              6/30/16    Year Ended   Year Ended Year Ended Year Ended Year Ended
                                                            (unaudited)   12/31/15     12/31/14   12/31/13   12/31/12   12/31/11
Class II
Net asset value, beginning of period                         $ 19.55      $ 21.60      $ 18.79    $ 19.93    $ 17.54    $ 16.35
                                                             -------      -------      -------    -------    -------    -------
Increase (decrease) from investment operations:
    Net investment income (loss)                             $  0.35(a)   $  0.24(a)   $  0.06    $  0.22    $  0.21    $  0.40
    Net realized and unrealized gain (loss) on investments      1.53         0.56         5.37       0.07       2.60       1.18
                                                             -------      -------      -------    -------    -------    -------
       Net increase (decrease) from investment operations    $  1.88      $  0.80      $  5.43    $  0.29    $  2.81    $  1.58
Distribution to shareowners:
    Net investment income                                    $ (0.35)     $ (0.25)     $ (0.27)   $ (0.22)   $ (0.21)   $ (0.39)
    Net realized gain                                          (3.72)       (2.60)       (2.35)     (1.21)     (0.21)        --
                                                             -------      -------      -------    -------    -------    -------
Total distributions                                          $ (4.07)     $ (2.85)     $ (2.62)   $ (1.43)   $ (0.42)   $ (0.39)
                                                             -------      -------      -------    -------    -------    -------
Net increase (decrease) in net asset value                   $ (2.19)     $ (2.05)     $  2.81    $ (1.14)   $  2.39    $  1.19
                                                             -------      -------      -------    -------    -------    -------
Net asset value, end of period                               $ 17.36      $ 19.55      $ 21.60    $ 18.79    $ 19.93    $ 17.54
                                                             =======      =======      =======    =======    =======    =======
Total return*                                                  10.36%        4.52%       30.56%      1.54%     16.09%      9.76%
Ratio of net expenses to average net assets (b)                 1.25%**      1.27%        1.26%      1.27%      1.26%      1.28%
Ratio of net investment income (loss) to average net assets     3.62%**      1.18%        1.28%      1.12%      2.16%      2.24%
Portfolio turnover rate                                            9%**        17%          13%        13%         5%        10%
Net assets, end of period (in thousands)                     $32,347      $31,792      $37,169    $32,663    $35,500    $35,435

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)   Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and
      0.00%, respectively.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND  LIABILITIES 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investment in securities (cost $20,647,825)                       $42,035,562
   Cash                                                                  687,360
   Receivables --
     Investment securities sold                                          259,359
     Portfolio shares sold                                                20,649
     Dividends                                                           145,919
   Other assets                                                               24
                                                                     -----------
         Total assets                                                $43,148,873
                                                                     -----------

LIABILITIES:
   Payables --
     Investment securities purchased                                 $   267,455
     Portfolio shares repurchased                                         51,834
   Due to affiliates                                                       2,335
   Accrued expenses                                                       20,344
                                                                     -----------
         Total liabilities                                           $   341,968
                                                                     -----------

NET ASSETS:
   Paid-in capital                                                   $20,455,128
   Undistributed net investment income                                    10,321
   Accumulated net realized gain on investments                          953,719
   Net unrealized appreciation on investments                         21,387,737
                                                                     -----------
         Total net assets                                            $42,806,905
                                                                     ===========

NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class I (based on $10,459,980/603,719 shares)                     $     17.33
                                                                     ===========
   Class II (based on $32,346,925/1,863,483 shares)                  $     17.36
                                                                     ===========


  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
   Dividends                                                                     $981,528
   Interest                                                                           289
                                                                                 --------
        Total investment income                                                                $ 981,817
                                                                                               ---------
EXPENSES:
   Management fees                                                               $161,343
   Distribution fees
    Class II                                                                       38,109
   Administrative expense                                                          13,782
   Custodian fees                                                                   2,166
   Professional fees                                                               12,651
   Printing expense                                                                 6,575
   Fees and expenses of nonaffiliated Trustees                                      3,530
   Miscellaneous                                                                    1,530
                                                                                  -------
     Total expenses                                                                           $  239,686
                                                                                              ----------
        Net investment income                                                                 $  742,131
                                                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                                    $1,270,804
                                                                                              ----------
   Change in net unrealized appreciation (depreciation) on investments                        $2,018,057
                                                                                              ----------
   Net realized and unrealized gain (loss) on investments                                     $3,288,861
                                                                                              ----------
   Net increase in net assets resulting from operations                                       $4,030,992
                                                                                              ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended
                                                                            6/30/16          Year Ended
                                                                          (unaudited)         12/31/15
FROM OPERATIONS:
Net investment income (loss)                                              $   742,131        $    548,848
Net realized gain (loss) on investments                                     1,270,804           7,959,922
Change in net unrealized appreciation (depreciation) on investments         2,018,057          (6,632,765)
                                                                          -----------        ------------
      Net increase in net assets resulting from operations                $ 4,030,992        $  1,876,005
                                                                          -----------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class I ($0.38 and $0.29 per share, respectively)                   $  (190,581)       $   (142,438)
      Class II ($0.35 and $0.25 per share, respectively)                     (541,229)           (406,410)
Net realized gain:
      Class I ($3.72 and $2.60 per share, respectively)                    (1,830,257)         (1,235,829)
      Class II ($3.72 and $2.60 per share, respectively)                   (5,642,613)         (4,092,579)
                                                                          -----------        ------------
          Total distributions to shareowners                              $(8,204,680)       $ (5,877,256)
                                                                          -----------        ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $ 1,324,834        $  3,015,555
Reinvestment of distributions                                               8,204,680           5,877,256
Cost of shares repurchased                                                 (4,555,854)        (10,738,143)
                                                                          -----------        ------------
      Net increase (decrease) in net assets resulting from resulting
         from Portfolio share transactions                                $ 4,973,660        $ (1,845,332)
                                                                          -----------        ------------
      Net increase (decrease) in net assets                               $   799,972        $ (5,846,583)
NET ASSETS:
Beginning of period                                                       $42,006,933        $ 47,853,516
                                                                          -----------        ------------
End of period                                                             $42,806,905        $ 42,006,933
                                                                          -----------        ------------
Undistributed net investment income                                       $    10,321        $         --
                                                                          ===========        ============

                                      Six Months       Six Months
                                        Ended            Ended
                                       6/30/16          6/30/16       Year Ended     Year Ended
                                        Shares           Amount        12/31/15       12/31/15
                                     (unaudited)      (unaudited)       Shares         Amount
CLASS I
Shares sold                               2,692        $    51,574        44,223      $   882,726
Reinvestment of distributions           119,245          2,020,838        73,874        1,378,267
Less shares repurchased                 (41,385)          (806,597)      (90,259)      (1,814,114)
                                        -------        -----------       -------      -----------
      Net increase                       80,552        $ 1,265,815        27,838      $   446,879
                                        =======        ===========       =======      ===========
CLASS II
Shares sold                              65,895        $ 1,273,260       105,133      $ 2,132,829
Reinvestment of distributions           364,374          6,183,842       240,980        4,498,989
Less shares repurchased                (192,921)        (3,749,257)     (440,687)      (8,924,029)
                                       --------        -----------      --------      -----------
      Net increase (decrease)           237,348        $ 3,707,845       (94,574)     $(2,292,211)
                                       ========        ===========      ========      ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares VCT Portfolio (the Portfolio) is one of 9 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to pursue long-term capital growth, with current income as a secondary objective.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on

     Pioneer Real Estate Shares VCT Portfolio PIONEER VARIABLE CONTRACTS TRUST

     which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

     At June 30, 2016, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Federal Income Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

     A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2015 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2015, were as follows:

     ---------------------------------------------------------------------------
                                                                         2015
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                 $   584,041
     Long-term capital gain                                            5,293,215
                                                                     -----------
       Total distributions                                           $ 5,877,256
                                                                     ===========
     Distributable Earnings
     (Accumulated Losses):
     Undistributed long-term capital gain                            $ 7,472,754
     Net unrealized appreciation                                      19,052,711
                                                                     -----------
       Total                                                         $26,525,465
                                                                     ===========

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/16 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.   Portfolio Shares and Class Allocations

     The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
     Note 4). Class I shares do not pay distribution fees.

     All expenses and fees paid to the Portfolio's transfer agent, for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F.   Risks

     Because the Portfolio invests a substantial portion of its assets in real estate investment trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and return of capital distributions may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

G.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specific price, which is typically higher than the purchase price paid by the Portfolio. The securities purchased serve as the Portfolio 's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. The Portfolio's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss to the Portfolio. Additionally, if the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities. As of and for the six months ended June 30, 2016, the Portfolio had no open repurchase agreements.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Portfolio's average daily net assets up to $500 million and 0.75% on assets over $500 million. For the six months ended June 30, 2016, the effective management fee was equivalent to 0.80% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,899 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Portfolio at negotiated rates.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

Effective November 2, 2015, Boston Financial Data Services serves as the transfer agent to the Portfolio at negotiated rates.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $436 in distribution fees payable to PFD at June 30, 2016.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                               Advisory Trustee
Lisa M. Jones, President and                           Lorraine H. Monchak*
   Chief Executive Officer
Mark E. Bradley, Treasurer and
   Chief Financial Officer
Christopher J. Kelley, Secretary and                   Trustees
   Chief Legal Officer                                 Thomas J. Perna, Chairman
                                                       David R. Bock
                                                       Benjamin M. Friedman
                                                       Margaret B.W. Graham
                                                       Marguerite A. Piret
                                                       Fred J. Ricciardi
Investment Adviser and Administrator                   Kenneth J. Taubes
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

*   Ms. Monchak is a non-voting Advisory Trustee.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                  19614-10-0816




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 26, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 26, 2016


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 26, 2016

* Print the name and title of each signing officer under his or her signature.